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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21531

TFS Capital Investment Trust

(Exact name of registrant as specified in charter)

1800 Bayberry Court, Suite 103 Richmond, Virginia	23226
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC       225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: (804) 484-1401

Date of fiscal year end:      October 31, 2012

Date of reporting period:    October 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

ANNUAL REPORT
October 31, 2012

For more information or assistance in opening an account,
please call toll-free 1-888-534-2001.

LETTER TO SHAREHOLDERS

December 20, 2012

Dear Shareholder,

Enclosed is the Annual Report to shareholders of the TFS Market Neutral Fund (ticker: TFSMX), the TFS Small Cap Fund (ticker: TFSSX) and the TFS Hedged Futures Fund (ticker: TFSHX) for the period ended October 31, 2012. On behalf of the investment manager, TFS Capital LLC (“TFS Capital”), I would like to thank you for your continued investment.

TFS Capital is pleased to announce that it has been selected as one of three nominees for Morningstar’s Alternatives Fund Manager of the Year award for 2012. This newly created award was established to recognize the performance of investment managers who specialize outside of the traditional equity and fixed-income categories. According to Morningstar, they considered the managers of 361 alternative funds when selecting this year’s nominees.

As you will see below, this is the first Annual Report that includes the TFS Hedged Futures Fund. Launched at the end of 2011, the TFS Hedged Futures Fund invests both long and short in futures contracts with a portfolio that may span across multiple sectors including commodities, currencies, fixed income and financial indices. It is structured such that it is expected to have a low correlation to both equity markets and many other managed-futures mutual funds. Included further below is a summary of TFSHX’s performance during the fiscal period and additional performance information can be found at tfscapital.com.

TFS Market Neutral Fund (ticker: TFSMX)

	1-year return	3-year return	5-year return	Since Inception (9/7/2004)
TFS Market Neutral Fund	7.48%	4.79%	4.37%	7.72%
S&P 500® Index	15.21%	13.21%	0.36%	5.02%

Average annual total returns for periods ended October 31, 2012

TFSMX produced positive alpha (i.e., the return that cannot be explained by a fund’s market exposure) in the current fiscal year. TFS Capital is encouraged by certain trends in the market that may be favorable to alpha production. For example, the correlation among Russell 2000® Index constituents has fallen from peak levels – a drop that may indicate greater opportunity for alpha production through stock selection. Moreover, average borrowing costs for stocks sold short have fallen across TFSMX’s investment universe - a trend that may benefit performance. Despite the positive alpha production during the fiscal year, the amount of alpha production was below TFSMX’s long-term historical average. As part of its efforts to seek improved performance, TFS Capital will continue to invest in research and development of long-short equity strategies both through a reallocation of existing resources and by recruiting additional quantitative research analysts.

TFSMX’s performance over longer periods of time compares favorably to the overall U.S. equity market as measured by the S&P 500® Index. From inception through October 31, 2012, TFSMX generated a 7.72% average annual return and had an annualized standard deviation of 8.28%, whereas the S&P 500® Index generated a 5.02% average annual return and had an annualized standard deviation of 21.94%. Therefore, during this time period, TFSMX produced an average annual return that was 2.7 percentage points above that of the S&P 500® Index while subjecting investors to only 37.7% of the S&P 500® Index’s volatility. Based on its trailing 5-year return through October 31, 2012, TFSMX was ranked #1 among 32 funds in the Lipper “Equity Market Neutral” category.1

2

During the trailing 12-month period, the broad U.S. equity market experienced a strong gain which, given TFSMX’s slight positive “beta” (i.e., market exposure) during the period, explains roughly one-half of its investment performance. The additional positive performance was driven by our portfolio management team’s security selection. In making these selections, the portfolio management team continued to follow TFS Capital’s proprietary models. We designed these models in an effort to predict future performance of individual securities.

The strategies used in managing TFSMX have resulted in its returns having a low correlation to other asset classes since inception. According to Modern Portfolio Theory, portfolios may benefit by combining non-correlated investments. For your reference, below are the TFS Market Neutral Fund’s correlations to several other asset classes since inception. It is notable that TFSMX has observed a rise in correlation to the equity indices in recent years, as compared to historical averages.

Index	Correlation Since Inception
S&P 500® Index	0.61
Russell 2000® Index	0.59
MSCI EAFE Index	0.44
Barclays U.S. Aggregate Bond Index	-0.17
Dow Jones REIT ETF Index	0.29
Dow Jones Commodity Futures	0.39

Please note that the TFS Market Neutral Fund is currently operating under a policy that limits additional investments (the “Subscription Policy”). Given its investment strategies’ capacity limitations, the Subscription Policy allows the TFS Market Neutral Fund to seek stability in its net assets and maintain control of its growth. To date, the Subscription Policy has been effective in enabling TFSMX to maintain a relatively consistent asset level.

TFS Small Cap Fund (ticker: TFSSX)

	1-year return	3-year return	5-year return	Since Inception (3/7/2006)
TFS Small Cap Fund	12.62%	15.55%	5.55%	8.24%
Russell 2000® Index	12.08%	14.82%	1.19%	3.32%

Average annual total returns for periods ended October 31, 2012

During the fiscal year, TFSSX slightly outperformed its benchmark, the Russell 2000® Index. TFSSX’s returns were heavily impacted by the movement of the U.S. “small-cap” equity sector as evidenced by the narrow difference between TFSSX and its benchmark return (i.e., 12.62% versus 12.08%). Given its “long-only” mandate, TFSSX will have a high correlation to U.S. small-cap equity market movements with most of the performance deviation attributable to TFS Capital’s equity selection.

TFSSX also achieved its objective of outperforming the Russell 2000® Index over longer periods of time. In fact, it now has over a 6-year track record and has achieved an average annual return since inception that is 4.92 percentage points higher than that of the Russell 2000® Index. Based on its trailing 5-year return through October 31, 2012, TFSSX was ranked #7 among 536 funds in the Lipper Small Cap Core category.2

3

TFS Hedged Futures Fund (ticker: TFSHX)

Since Inception (12/29/2011)
TFS Hedged Futures Fund	10.40%
S&P Diversified Trends Indicator	-12.88%
S&P 500® Index	13.81%

Cumulative return for the period ended October 31, 2012

From inception through October 31, 2012, TFSHX generated a positive cumulative return of 10.40%. This performance compares favorably to the S&P Diversified Trends Indicator, a commonly-used benchmark for managed-futures funds. Though the S&P 500® Index is not generally considered an appropriate benchmark for managed-futures funds, it is provided above for your reference.

Like the TFS Market Neutral Fund, the TFS Hedged Futures Fund has demonstrated a low correlation to many market indices. This low correlation suggests the addition of the TFS Hedged Futures Fund may improve the risk-adjusted performance of many investment portfolios. The TFS Hedged Futures Fund has had a slightly negative correlation to the S&P Diversified Trends Indicator, which suggests that it may also have a low correlation to other managed-futures mutual funds that track this index. The TFS Hedged Futures Fund also has a low correlation to the TFS Market Neutral Fund which suggests that these two investments may complement each other in an investment portfolio seeking non-correlated return streams. For your reference, below are the TFS Hedged Futures Fund’s correlations to several other asset classes including the TFS Market Neutral Fund.

Index	Correlation Since Inception
TFS Market Neutral Fund (ticker: TFSMX)	0.35
S&P Diversified Trends Indicator	-0.02
S&P 500® Index	0.28
Russell 2000® Index	0.33
S&P GSCI Index	0.20
Barclays U.S. Aggregate Bond Index	-0.07

As always, we do not recommend allocating a high percentage of one’s assets to any one investment fund managed by TFS Capital given the risks inherent in each product. Rather, we believe that they are best used as a component of a diversified portfolio of investments. If you have any questions regarding this material, please contact us.

Best regards,

Larry S. Eiben
Chief Operating Officer & Co-Portfolio Manager
TFS Capital LLC

4

The performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the mutual funds discussed in this report (the “Funds”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Funds charge a 2% redemption penalty on shares invested for less than 90 days. If shares are redeemed within the 90 day period, investment returns would be reduced from those shown above. Fee reductions and/or expense reimbursements by the Adviser have positively impacted the Funds’ performance. Without such reductions and/or reimbursements, performance would have been lower. An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. To obtain a summary prospectus and/or prospectus, which each contain this and other important information, go to www.TFSCapital.com or call (888) 534-2001. Please read the summary prospectus and/or prospectus carefully before investing. The Funds may not be suitable for all investors.

1
In the Lipper “Equity Market Neutral” category, TFSMX was ranked #1 out of 35 using its 5-year return and #10 out of 48 using its 3-year return. At 10/31/2012, Lipper did not make 1-year rankings available to the public.

2
In the Lipper, “Small Cap Core” category, TFSSX was ranked #9 out of 501 using its 5-year return and #183 out of 629 using its 3-year return. At 10/31/2012, Lipper did not make 1-year rankings available to the public.

Ranking information provided by Lipper for the periods ended October 31, 2012. TFSSX was assigned by Lipper to the Small-Cap Core category. TFSMX was assigned by Lipper to the Equity Market Neutral category. The Funds are ranked based on total return and are ranked within a universe of funds with similar investment objectives. Rankings include the reinvestment of dividends and capital gains but exclude the effect of a fund’s sales load, if applicable. Fund rankings are calculated monthly by Lipper Analytical Services of New York. Lipper Inc. is a nationally recognized organization that ranks the performance of mutual funds.

5

TFS MARKET NEUTRAL FUND PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in the
TFS Market Neutral Fund versus the S&P 500® Index

Average Annual Total Returns(a) For the periods ended October 31, 2012
	1 Year	5 Years	Since Inception(b)
TFS Market Neutral Fund	7.48%	4.37%	7.72%
S&P 500® Index	15.21%	0.36%	5.02%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Initial public offering of shares was September 7, 2004.

6

TFS SMALL CAP FUND PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in the
TFS Small Cap Fund versus the Russell 2000® Index

Average Annual Total Returns(a) For the periods ended October 31, 2012
	1 Year	5 Years	Since Inception(b)
TFS Small Cap Fund	12.62%	5.55%	8.24%
Russell 2000® Index	12.08%	1.19%	3.32%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Initial public offering of shares was March 7, 2006.

7

TFS HEDGED FUTURES FUND PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in the
TFS Hedged Futures Fund versus the
S&P Diversified Trends Indicator and the S&P 500® Index

Total Returns(a) For the period ended October 31, 2012
Since Inception(b)
TFS Hedged Futures Fund	10.40%
S&P Diversified Trends Indicator	-12.88%
S&P 500® Index	13.81%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Initial public offering of shares was December 29, 2011.

8

TFS MARKET NEUTRAL FUND PORTFOLIO INFORMATION October 31, 2012 (Unaudited)

TFS Market Neutral Fund Common Stocks vs.
the Standard & Poor’s 500® Index Net Sector Exposure*

*
The net percentages for the TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Common Stocks		Top 10 Short Common Stocks
Security Description	% of Net Assets	Security Description	% of Net Assets
Medicis Pharmaceutical Corporation - Class A	0.44%	Radian Group, Inc.	0.62%
AECOM Technology Corporation	0.43%	NII Holdings, Inc.	0.55%
Alaska Air Group, Inc.	0.42%	McEwen Mining, Inc.	0.52%
Brocade Communications Systems, Inc.	0.40%	Beacon Roofing Supply, Inc.	0.51%
Health Management Associates, Inc. - Class A	0.40%	Polypore International, Inc.	0.43%
Genworth Financial, Inc. - Class A	0.39%	Titan Machinery, Inc.	0.43%
Shaw Group, Inc. (The)	0.38%	Hovnanian Enterprises, Inc. - Class A	0.42%
Kenexa Corporation	0.37%	James River Coal Company	0.42%
Health Net, Inc.	0.36%	Ryland Group, Inc. (The)	0.38%
Hill-Rom Holdings, Inc.	0.35%	Take-Two Interactive Software, Inc.	0.36%

Please note that the Fund may hold securities other than common stocks.

9

TFS SMALL CAP FUND PORTFOLIO INFORMATION October 31, 2012 (Unaudited)

TFS Small Cap Fund
Sector Allocation (% of Net Assets)

Top 10 Equity Holdings
Security Description	% of Net Assets
Silgan Holdings, Inc.	0.80%
Arch Coal, Inc.	0.66%
Alon USA Energy, Inc.	0.63%
Exelis, Inc.	0.63%
Health Management Associates, Inc. - Class A	0.61%
EchoStar Corporation - Class A	0.59%
Brocade Communications Systems, Inc.	0.57%
Hill-Rom Holdings, Inc.	0.55%
Delek US Holdings, Inc.	0.52%
Liquidity Services, Inc.	0.47%

10

TFS HEDGED FUTURES FUND PORTFOLIO INFORMATION October 31, 2012 (Unaudited)

Exposure by Type of Futures Contract
(Value as a % of Net Assets)

Net Exposure by Type of Futures Contract (Net as a % of Net Assets)
Net Commodity Futures Exposure	0.2%
Net Currency Futures Exposure	-0.2%
Net Financial Futures Exposure	-50.1%

11

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* October 31, 2012

COMMON STOCKS — 92.6%	Shares	Value
Consumer Discretionary — 11.4%
Auto Components — 1.4%
Goodyear Tire & Rubber Company (The) (a) (b)	435,674	$4,971,040
Other Auto Components (c)		19,916,618
		24,887,658
Automobiles — 0.1%
Other Automobiles (c)		1,273,511

Distributors — 0.3%
Other Distributors (c)		4,713,140

Diversified Consumer Services — 0.7%
Other Diversified Consumer Services (c)		12,246,373

Hotels, Restaurants & Leisure — 2.9%
Bally Technologies, Inc. (a) (b)	103,136	5,148,549
Pinnacle Entertainment, Inc. (a) (b)	371,295	4,737,724
Other Hotels, Restaurants & Leisure (c)		42,029,647
		51,915,920
Household Durables — 0.6%
Other Household Durables (c)		10,915,642

Internet & Catalog Retail — 0.2%
Other Internet & Catalog Retail (c)		4,453,505

Leisure Equipment & Products — 0.3%
Other Leisure Equipment & Products (c)		5,027,353

Media — 1.4%
Cablevision Systems Corporation - Class A (b)	351,105	6,116,249
Other Media (c)		19,371,082
		25,487,331
Multiline Retail — 0.2%
Other Multiline Retail (c)		3,767,626

Specialty Retail — 1.9%
Wet Seal, Inc. (The) - Class A (a) (b)	1,713,281	4,899,984
Other Specialty Retail (c)		29,069,476
		33,969,460
Textiles, Apparel & Luxury Goods — 1.4%
Crocs, Inc. (a) (b)	435,101	5,482,273
Other Textiles, Apparel & Luxury Goods (c)		19,315,492
		24,797,765

12

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 92.6% (Continued)	Shares	Value
Consumer Staples — 3.5%
Beverages — 0.2%
Other Beverages (c)		$3,521,643

Food & Staples Retailing — 0.4%
Other Food & Staples Retailing (c)		8,030,197

Food Products — 1.7%
Dean Foods Company (a) (b)	310,066	5,221,511
Sanderson Farms, Inc. (b)	105,252	4,766,863
Yuhe International, Inc. (a) (d)	136	14
Other Food Products (c)		20,223,783
		30,212,171
Household Products — 0.5%
Spectrum Brands Holdings, Inc. (a)	100,685	4,580,161
Other Household Products (c)		3,841,905
		8,422,066
Personal Products — 0.6%
Nu Skin Enterprises, Inc. - Class A (b)	98,973	4,684,392
Other Personal Products (c)		6,436,603
		11,120,995
Tobacco — 0.1%
Other Tobacco (c)		1,765,099

Energy — 7.4%
Energy Equipment & Services — 2.5%
Other Energy Equipment & Services (c)		44,561,604

Oil, Gas & Consumable Fuels — 4.9%
Alon USA Energy, Inc. (b)	374,188	4,913,088
Delek US Holdings, Inc. (b)	246,473	6,346,680
Western Refining, Inc.	181,628	4,517,088
Other Oil, Gas & Consumable Fuels (c)		71,042,580
		86,819,436
Financials — 15.1%
Capital Markets — 2.3%
E*TRADE Financial Corporation (a)	549,275	4,591,939
Other Capital Markets (c)		36,245,979
		40,837,918
Commercial Banks — 2.4%
Other Commercial Banks (c)		43,010,305

Consumer Finance — 0.3%
Other Consumer Finance (c)		5,936,908

13

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 92.6% (Continued)	Shares	Value
Financials — 15.1% (Continued)
Diversified Financial Services — 0.2%
ROI Acquisition Corporation (a) (d)	16,496	$173,208
Other Diversified Financial Services (c)		3,296,274
		3,469,482
Insurance — 3.9%
Genworth Financial, Inc. - Class A (a) (b)	1,180,895	7,038,134
HCC Insurance Holdings, Inc. (b)	154,873	5,519,674
Old Republic International Corporation (b)	580,124	5,731,625
Other Insurance (c)		50,345,445
		68,634,878
Real Estate Investment Trusts (REIT) — 4.2%
Care Investment Trust, Inc. (d)	18,552	133,203
Resource Capital Corporation (b)	987,772	5,788,344
Other Real Estate Investment Trusts (REIT) (c)		69,724,997
		75,646,544
Real Estate Management & Development — 0.7%
Other Real Estate Management & Development (c)		12,983,373

Thrifts & Mortgage Finance — 1.1%
Other Thrifts & Mortgage Finance (c)		19,626,021

Health Care — 14.8%
Biotechnology — 2.9%
Other Biotechnology (c)		52,703,307

Health Care Equipment & Supplies — 3.8%
Cyberonics, Inc. (a) (b)	126,294	5,841,097
Hill-Rom Holdings, Inc. (b)	226,131	6,352,020
NuVasive, Inc. (a) (b)	405,273	5,844,037
Other Health Care Equipment & Supplies (c)		49,458,365
		67,495,519
Health Care Providers & Services — 5.5%
Emeritus Corporation (a) (b)	219,617	4,930,402
Health Management Associates, Inc. - Class A (a) (b)	976,023	7,124,968
Health Net, Inc. (a) (b)	298,756	6,429,229
Magellan Health Services, Inc. (a) (b)	91,864	4,606,980
Metropolitan Health Networks, Inc. (a) (b)	433,825	4,741,707
Tenet Healthcare Corporation (a) (b)	251,695	5,940,002
Other Health Care Providers & Services (c)		64,189,316
		97,962,604
Health Care Technology — 0.5%
Other Health Care Technology (c)		8,316,070

14

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 92.6% (Continued)	Shares	Value
Health Care — 14.8% (Continued)
Life Sciences Tools & Services — 0.7%
Other Life Sciences Tools & Services (c)		$13,136,618

Pharmaceuticals — 1.4%
Jazz Pharmaceuticals plc (a) (b)	98,092	5,270,483
Medicis Pharmaceutical Corporation - Class A (b)	180,496	7,835,331
Other Pharmaceuticals (c)		12,653,018
		25,758,832
Industrials — 14.8%
Aerospace & Defense — 2.1%
Ceradyne, Inc.	142,352	4,976,626
GeoEye, Inc. (a) (b)	172,031	5,396,612
Other Aerospace & Defense (c)		26,527,508
		36,900,746
Air Freight & Logistics — 0.4%
Other Air Freight & Logistics (c)		8,116,605

Airlines — 0.9%
Alaska Air Group, Inc. (a) (b)	196,426	7,511,330
Other Airlines (c)		8,665,640
		16,176,970
Building Products — 0.3%
Other Building Products (c)		4,704,501

Commercial Services & Supplies — 2.2%
Clean Harbors, Inc. (a) (b)	80,758	4,712,229
Steelcase, Inc. - Class A (b)	501,338	5,018,393
Other Commercial Services & Supplies (c)		29,631,142
		39,361,764
Construction & Engineering — 1.4%
AECOM Technology Corporation (a) (b)	355,610	7,634,947
Shaw Group, Inc. (The) (a)	154,673	6,773,131
Other Construction & Engineering (c)		10,285,834
		24,693,912
Electrical Equipment — 0.8%
Other Electrical Equipment (c)		13,506,146

Industrial Conglomerates — 0.0% (e)
Other Industrial Conglomerates (c)		959,312

Machinery — 2.8%
SmartHeat, Inc. (a) (d)	832	1,747
Other Machinery (c)		50,890,810
		50,892,557

15

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 92.6% (Continued)	Shares	Value
Industrials — 14.8% (Continued)
Marine — 0.4%
Other Marine (c)		$7,678,306

Professional Services — 0.8%
Other Professional Services (c)		14,039,607

Road & Rail — 1.7%
Avis Budget Group, Inc. (a) (b)	304,152	5,027,632
Swift Transportation Company (a) (b)	537,597	5,241,571
Other Road & Rail (c)		20,298,811
		30,568,014
Trading Companies & Distributors — 1.0%
Other Trading Companies & Distributors (c)		17,743,070

Transportation Infrastructure — 0.0% (e)
Other Transportation Infrastructure (c)		174,306

Information Technology — 15.7%
Communications Equipment — 2.6%
Aruba Networks, Inc. (a)	251,921	4,577,405
Brocade Communications Systems, Inc. (a) (b)	1,361,235	7,214,545
EchoStar Corporation - Class A (a)	150,517	4,780,420
Other Communications Equipment (c)		30,370,773
		46,943,143
Computers & Peripherals — 0.7%
Electronics For Imaging, Inc. (a) (b)	261,268	4,535,612
Other Computers & Peripherals (c)		7,181,882
		11,717,494
Electronic Equipment, Instruments & Components — 2.5%
Other Electronic Equipment, Instruments & Components (c)		44,362,788

Internet Software & Services — 1.2%
Other Internet Software & Services (c)		21,381,914

IT Services — 2.8%
CoreLogic, Inc. (a) (b)	235,277	5,599,593
Lender Processing Services, Inc. (b)	253,981	6,123,482
Other IT Services (c)		39,021,783
		50,744,858
Office Electronics — 0.2%
Other Office Electronics (c)		2,923,588

Semiconductors & Semiconductor Equipment — 3.1%
Kulicke & Soffa Industries, Inc. (a) (b)	444,913	4,564,807

16

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 92.6% (Continued)	Shares	Value
Information Technology — 15.7% (Continued)
Semiconductors & Semiconductor Equipment — 3.1% (Continued)
Teradyne, Inc. (a)	312,449	$4,568,004
Other Semiconductors & Semiconductor Equipment (c)		46,782,679
		55,915,490
Software — 2.6%
Kenexa Corporation (a) (b)	145,077	6,667,739
Other Software (c)		39,450,564
		46,118,303
Materials — 6.9%
Chemicals — 2.0%
LSB Industries, Inc. (a) (b)	130,190	5,242,751
Other Chemicals (c)		30,452,253
		35,695,004
Construction Materials — 0.1%
Other Construction Materials (c)		1,019,141

Containers & Packaging — 0.7%
Greif, Inc. - Class A (b)	130,595	5,479,766
Other Containers & Packaging (c)		6,244,912
		11,724,678
Metals & Mining — 3.3%
Other Metals & Mining (c)		59,519,993

Paper & Forest Products — 0.8%
Other Paper & Forest Products (c)		15,202,998

Telecommunication Services — 1.5%
Diversified Telecommunication Services — 0.7%
Other Diversified Telecommunication Services (c)		12,794,789

Wireless Telecommunication Services — 0.8%
Other Wireless Telecommunication Services (c)		14,210,058

Utilities — 1.5%
Electric Utilities — 0.9%
Other Electric Utilities (c)		17,117,345

Gas Utilities — 0.2%
Other Gas Utilities (c)		3,361,399

Independent Power Producers & Energy Traders — 0.1%
Other Independent Power Producers & Energy Traders (c)		1,238,715

17

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 92.6% (Continued)	Shares	Value
Utilities — 1.5% (Continued)
Multi-Utilities — 0.2%
Other Multi-Utilities (c)		$3,626,857

Water Utilities — 0.1%
Other Water Utilities (c)		1,785,995

Total Common Stocks (Cost $1,605,230,628)		$1,656,347,240

PREFERRED STOCKS — 0.0% (e)	Shares	Value
Other Preferred Stocks (Cost $77,726) (c)		$75,600

OTHER INVESTMENTS — 3.9%	Shares	Value
VelocityShares Daily Inverse VIX Short-Term ETN (a)	968,600	$15,575,088
Other (c)		53,899,178
Total Other Investments (Cost $66,401,484)		$69,474,266

WARRANTS — 0.0% (e)	Shares	Value
Other Warrants (Cost $926) (c)		$909

CORPORATE BONDS — 0.0% (e)	Par Value	Value
Financials — 0.0% (e)
Other Financials (Cost $0) (c)		$2,725

18

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

MONEY MARKET FUNDS — 2.8%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.02% (f)	35,287,074	$35,287,074
UMB Money Market Fiduciary, 0.01% (f)	15,440,952	15,440,952
Total Money Market Funds (Cost $50,728,026)		$50,728,026

Total Investments at Value — 99.3% (Cost $1,722,438,790)		$1,776,628,766

Other Assets in Excess of Liabilities — 0.7%		12,673,946	(g)

Net Assets — 100.0%		$1,789,302,712

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.

(a)	Non-income producing security.

(b)	All or a portion of the shares have been committed as collateral for open short positions.

(c)
Represents issuers not identified as either a top 50 holding in terms of value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or not a fair-valued security as of October 31, 2012.

(d)	Security value has been determined in good faith by the Board of Trustees. Total value of such securities is $308,172 at October 31, 2012, representing less than 0.1% of net assets (Note 2).

(e)	Percentage rounds to less than 0.1%.

(f)	Variable rate security. The rate shown is the 7-day effective yield as of October 31, 2012.

(g)	Includes cash held as margin deposits for open short positions.

See accompanying notes to financial statements.

19

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT October 31, 2012

COMMON STOCKS — 62.4%	Shares	Value
Consumer Discretionary — 10.3%
Auto Components — 0.1%
China Automotive Systems, Inc.	102,432	$503,965
China XD Plastics Company Ltd.	91,630	378,432
Gentex Corporation	4,697	80,882
Motorcar Parts of America, Inc.	500	2,350
Quantum Fuel Systems Technologies Worldwide, Inc.	649,358	350,718
SORL Auto Parts, Inc.	22,135	42,057
Wonder Auto Technology, Inc.	24,711	11,120
		1,369,524
Automobiles — 0.3%
Kandi Technologies Corporation	121,841	521,479
Tesla Motors, Inc.	176,281	4,958,785
Winnebago Industries, Inc.	13,613	171,524
		5,651,788
Distributors — 0.0% (a)
China Metro-Rural Holdings Ltd.	100	92
Weyco Group, Inc.	121	2,841
		2,933
Diversified Consumer Services — 1.3%
American Public Education, Inc.	63,802	2,324,307
Bridgepoint Education, Inc.	16,868	168,680
Carriage Services, Inc.	400	4,252
ChinaCast Education Corporation	280,803	70,903
Collectors Universe, Inc.	100	1,200
Corinthian Colleges, Inc.	937,022	2,558,070
CPI Corporation	4,036	686
DeVry, Inc.	170,929	4,488,596
Education Management Corporation	197,858	629,188
H&R Block, Inc.	916	16,213
ITT Educational Services, Inc.	135,065	2,902,547
K12, Inc.	134,481	2,752,826
LifeLock, Inc.	4,500	32,625
Regis Corporation	91,667	1,527,172
School Specialty, Inc.	41,043	75,930
Service Corporation International	142,574	2,001,739
Stewart Enterprises, Inc. - Class A	283,871	2,205,678
StoneMor Partners L.P.	2,319	53,894
Strayer Education, Inc.	33,757	1,939,677
Weight Watchers International, Inc.	3,818	191,854
		23,946,037
Hotels, Restaurants & Leisure — 0.6%
Ambassadors Group, Inc.	100	512
Ameristar Casinos, Inc.	104	1,898

20

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Consumer Discretionary — 10.3% (Continued)
Hotels, Restaurants & Leisure — 0.6% (Continued)
Asia Entertainment & Resources Ltd.	24,498	$95,542
BJ's Restaurants, Inc.	38,710	1,279,366
Bloomin' Brands, Inc.	5,200	71,084
Caribou Coffee Company, Inc.	19,679	235,558
CEC Entertainment, Inc.	34,992	1,084,752
Choice Hotels International, Inc.	3,476	108,764
Dunkin' Brands Group, Inc.	6,900	213,900
Full House Resorts, Inc.	16	50
International Game Technology	1,700	21,828
Interval Leisure Group, Inc.	12,300	234,438
Kona Grill, Inc.	324	2,922
Life Time Fitness, Inc.	21,895	982,867
MTR Gaming Group, Inc.	287	1,002
Penn National Gaming, Inc.	99,745	4,032,690
PokerTek, Inc.	620	465
Royal Caribbean Cruises Ltd.	100	3,367
Ruth's Hospitality Group, Inc.	188,545	1,253,824
Ryman Hospitality Properties	3,466	135,209
Six Flags Entertainment Corporation	3,296	188,235
Star Buffet, Inc.	372	513
Universal Travel Group	238,054	202,346
Vail Resorts, Inc.	2,464	139,906
		10,291,038
Household Durables — 1.9%
American Greetings Corporation - Class A	14,539	249,635
Beazer Homes USA, Inc.	9,243	152,414
Cavco Industries, Inc.	106	5,124
Comstock Homebuilding Companies, Inc. - Class A	30,396	42,250
Deer Consumer Products, Inc. (b)	52,400	57,640
Ethan Allen Interiors, Inc.	33,469	984,323
Flexsteel Industries, Inc.	500	10,065
Furniture Brands International, Inc.	1,558	2,368
Garmin Ltd.	6	228
Hooker Furniture Corporation	52	709
Hovnanian Enterprises, Inc. - Class A	1,766,677	7,596,711
La-Z-Boy, Inc.	23,544	381,884
Leggett & Platt, Inc.	300	7,959
Location Based Technologies, Inc.	100,364	16,068
M/I Homes, Inc.	35,202	783,245
Mad Catz Interactive, Inc.	508,382	320,789
MDC Holdings, Inc.	1,900	72,656
Meritage Homes Corporation	112,227	4,150,154
Ryland Group, Inc. (The)	200,399	6,787,514
Sealy Corporation	189,938	423,562

21

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Consumer Discretionary — 10.3% (Continued)
Household Durables — 1.9% (Continued)
Skullcandy, Inc.	390,610	$4,730,287
SodaStream International Ltd.	87,217	3,118,008
Standard Pacific Corporation	183,501	1,266,157
ZAGG, Inc.	345,845	2,483,167
		33,642,917
Internet & Catalog Retail — 0.9%
Blue Nile, Inc.	110,429	4,170,903
E-Commerce China Dangdang, Inc. - ADR	120,773	456,522
Gaiam, Inc. - Class A	519	1,707
HomeAway, Inc.	51,395	1,321,365
Liberty Interactive Corporation - Series A	13,838	276,760
NetFlix, Inc.	18,149	1,435,404
NutriSystem, Inc.	167,128	1,609,443
Overstock.com, Inc.	138,809	2,093,240
PetMed Express, Inc.	261,133	2,846,350
Shutterfly, Inc.	53,814	1,628,412
Vitacost.com, Inc.	572	3,661
		15,843,767
Leisure Equipment & Products — 0.4%
Arctic Cat, Inc.	26,532	962,316
Black Diamond, Inc.	25,848	245,556
Eastman Kodak Company	1,625,020	357,504
JAKKS Pacific, Inc.	39,101	504,794
LeapFrog Enterprises, Inc.	80,795	714,228
Nautilus, Inc.	2,302	6,469
Polaris Industries, Inc.	200	16,900
Sturm Ruger & Company, Inc.	93,072	4,395,790
		7,203,557
Media — 1.0%
A.H. Belo Corporation	1,736	8,680
Atrinsic, Inc.	87,591	613
Central European Media Enterprises Ltd.	172,066	922,274
China Yida Holding Company	5,401	4,807
Clear Channel Outdoor Holdings, Inc.	50,700	337,662
Cumulus Media, Inc. - Class A	36,416	89,583
Dex One Corporation	491,343	491,343
Dial Global, Inc.	1,784	4,353
Digital Domain Media Group, Inc.	75,247	4,891
Digital Generation, Inc.	72,459	673,869
Gray Television, Inc.	1,700	3,621
IMAX Corporation	27,500	621,225
Lee Enterprises, Inc.	322,902	477,895
Lions Gate Entertainment Corporation	17,304	288,631
Live Nation, Inc.	8,173	74,783

22

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Consumer Discretionary — 10.3% (Continued)
Media — 1.0% (Continued)
Manchester United plc - Class A	152,243	$1,916,739
Martha Stewart Living Omnimedia, Inc. - Class A	10,795	31,197
McClatchy Company (The) - Class A	740,236	2,109,673
Media General, Inc. - Class A	176,328	740,578
Meredith Corporation	149,166	4,992,586
Morningstar, Inc.	22	1,386
National CineMedia, Inc.	70,373	1,087,967
Radio One, Inc. - Class D	4,131	3,511
ReachLocal, Inc.	651	8,033
Regal Entertainment Group - Class A	27,916	428,790
SearchMedia Holdings Ltd.	1,132	1,585
Sinclair Broadcast Group, Inc.	93,838	1,182,359
Sirius XM Radio, Inc.	23,868	66,830
SPAR Group, Inc.	500	990
SuperMedia, Inc.	52,757	134,530
Valassis Communications, Inc.	86,949	2,262,413
Value Line, Inc.	88	876
World Wrestling Entertainment, Inc. - Class A	16,788	135,815
		19,110,088
Multiline Retail — 0.5%
Bon-Ton Stores, Inc. (The)	218,664	2,685,194
Fred's, Inc. - Class A	163,490	2,215,290
Saks, Inc.	91,819	943,899
Sears Canada, Inc.	17,255	200,229
Sears Holdings Corporation	40,288	2,524,849
		8,569,461
Specialty Retail — 2.6%
Aaron's, Inc.	12,816	395,117
Abercrombie & Fitch Company - Class A	5,700	174,306
AutoChina International Ltd. (b)	156	2,808
Barnes & Noble, Inc.	121,733	2,049,984
Books-A-Million, Inc.	11,569	34,128
Buckle, Inc. (The)	56,418	2,548,401
Cache, Inc.	167	459
Children's Place Retail Stores, Inc. (The)	9,655	564,142
China Auto Logistics, Inc.	114	165
Coldwater Creek, Inc.	13,706	56,880
Conn's, Inc.	187,186	4,741,421
GameStop Corporation - Class A	20,830	475,549
Group 1 Automotive, Inc.	37,776	2,342,490
Guess?, Inc.	168,687	4,180,064
Hastings Entertainment, Inc.	792	1,584
hhgregg, Inc.	449,285	2,713,681
Hibbett Sports, Inc.	4,899	264,497

23

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Consumer Discretionary — 10.3% (Continued)
Specialty Retail — 2.6% (Continued)
Hot Topic, Inc.	67,489	$580,405
Jos. A. Bank Clothiers, Inc.	26,048	1,218,786
Lithia Motors, Inc.	152,783	5,225,179
Lumber Liquidators Holdings, Inc.	7,056	393,866
Mattress Firm Holding Corporation	9,256	296,285
Monro Muffler Brake, Inc.	2,812	95,383
Office Depot, Inc.	1,197,934	2,970,876
Orchard Supply Hardware Stores Corporation - Class A	5,854	72,707
Penske Automotive Group, Inc.	8,213	251,318
Pier 1 Imports, Inc.	229,975	4,691,490
RadioShack Corporation	2,193,947	4,914,441
Sears Hometown and Outlet Stores, Inc.	9,118	332,807
Select Comfort Corporation	3,950	109,928
Sonic Automotive, Inc. - Class A	202,419	3,926,929
Systemax, Inc.	3,622	39,625
Teavana Holdings, Inc.	47,415	500,228
Trinity Place Holdings, Inc.	160	640
Winmark Corporation	570	30,370
		46,196,939
Textiles, Apparel & Luxury Goods — 0.7%
American Apparel, Inc.	216,225	229,198
Carter's, Inc.	538	29,084
Cherokee, Inc.	311	4,481
Columbia Sportswear Company	2,224	125,434
Deckers Outdoor Corporation	30,720	879,514
DGSE Companies, Inc. (b)	1,145	4,254
Fifth & Pacific Companies, Inc.	243,533	2,673,992
Heelys, Inc.	200	454
Iconix Brand Group, Inc.	98,459	1,822,476
Joe's Jeans, Inc.	100	98
Jones Group, Inc. (The)	46,115	544,618
Kingold Jewelry, Inc.	131,202	171,875
K-Swiss, Inc. - Class A	5,427	12,373
R.G. Barry Corporation	300	4,572
Skechers U.S.A., Inc. - Class A	44,433	737,588
True Religion Apparel, Inc.	71,764	1,840,747
Under Armour, Inc. - Class A	600	31,356
Vera Bradley, Inc.	137,312	4,093,271
		13,205,385
Consumer Staples — 2.0%
Beverages — 0.2%
Boston Beer Company, Inc. - Class A	13,677	1,471,372
Central European Distribution Corporation	796,399	2,054,709
MGP Ingredients, Inc.	56	198

24

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Consumer Staples — 2.0% (Continued)
Beverages — 0.2% (Continued)
Primo Water Corporation	77,350	$57,587
Reed's, Inc.	54,560	416,838
		4,000,704
Food & Staples Retailing — 0.2%
Arden Group, Inc. - Class A	39	3,839
Harris Teeter Supermarkets, Inc.	29,409	1,101,367
Pizza Inn Holdings, Inc.	1,322	3,503
Roundy's, Inc.	180,908	947,958
Spartan Stores, Inc.	28,046	402,741
SUPERVALU, Inc.	36,500	113,515
Sysco Corporation	200	6,214
Weis Markets, Inc.	4,456	183,409
		2,762,546
Food Products — 0.8%
AgFeed Industries, Inc.	178,425	69,586
Annie's, Inc.	8,200	323,900
Calavo Growers, Inc.	85,129	2,009,896
Cal-Maine Foods, Inc.	34,354	1,481,688
China Marine Food Group Ltd.	66,806	66,138
Chiquita Brands International, Inc.	74,069	534,038
Coffee Holding Company, Inc.	68,284	438,383
Diamond Foods, Inc.	292,545	5,417,933
Dole Food Company, Inc.	32,655	411,126
Feihe International, Inc.	155,533	1,006,299
Green Mountain Coffee Roasters, Inc.	5,300	128,048
John B. Sanfilippo & Son, Inc.	56	942
Lancaster Colony Corporation	19,975	1,453,781
Le Gaga Holdings Ltd.	2,117	8,277
Lifeway Foods, Inc.	9,687	90,670
Limoneira Company	168	3,775
McCormick & Company, Inc.	1,300	80,106
SkyPeople Fruit Juice, Inc.	18,924	34,631
Smart Balance, Inc.	96,511	1,148,481
Smithfield Foods, Inc.	4,400	90,068
Tootsie Roll Industries, Inc.	3,048	81,229
Umami Sustainable Seafood, Inc.	600	1,380
Yuhe International, Inc. (b)	109,183	10,918
		14,891,293
Household Products — 0.0% (a)
Central Garden & Pet Company	392	4,344

Personal Products — 0.4%
China Sky One Medical, Inc.	197,454	69,109
China-Biotics, Inc.	533,050	1,305,973

25

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Consumer Staples — 2.0% (Continued)
Personal Products — 0.4% (Continued)
Elizabeth Arden, Inc.	27,004	$1,274,049
LifeVantage Corporation	79,564	251,422
Medifast, Inc.	5,181	132,219
Neptune Technologies & Bioresources, Inc.	174,928	694,464
Synutra International, Inc.	99,036	414,961
USANA Health Sciences, Inc.	62,360	2,690,210
Z-Trim Holdings, Inc.	200	618
		6,833,025
Tobacco — 0.4%
Alliance One International, Inc.	191,356	581,722
Star Scientific, Inc.	1,385,980	4,199,520
Universal Corporation	34,438	1,706,747
		6,487,989
Energy — 6.1%
Energy Equipment & Services — 1.1%
C&J Energy Services, Inc.	108,801	2,108,563
Cal Dive International, Inc.	251,504	316,895
CARBO Ceramics, Inc.	2,513	185,836
Compressco Partners, L.P.	2,636	43,494
Dril-Quip, Inc.	65,278	4,521,154
Exterran Holdings, Inc.	7,879	157,423
Geokinetics, Inc.	1,664	399
Heckmann Corporation	601,077	2,103,770
Lufkin Industries, Inc.	77,514	3,876,475
McDermott International, Inc.	321,051	3,438,456
Natural Gas Services Group, Inc.	130	2,062
Newpark Resources, Inc.	206,710	1,403,561
Pacific Drilling, S.A.	75,416	767,735
Poseidon Concepts Corporation	3,542	52,402
Recon Technology Ltd.	400	664
RPC, Inc.	125,558	1,438,895
SulphCo, Inc.	486,090	340
Willbros Group, Inc.	4,114	21,023
		20,439,147
Oil, Gas & Consumable Fuels — 5.0%
Alpha Natural Resources, Inc.	760,222	6,515,103
Amyris, Inc.	420,079	1,079,603
Apco Oil and Gas International, Inc.	4,708	59,839
Approach Resources, Inc.	8,414	207,237
ATP Oil & Gas Corporation	376,995	44,674
AvenEx Energy Corporation	228	788
Bill Barrett Corporation	82,608	1,892,549
BioFuel Energy Corporation	46,232	273,693
Blue Dolphin Energy Company (b)	41,521	238,331

26

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Energy — 6.1% (Continued)
Oil, Gas & Consumable Fuels — 5.0% (Continued)
BMB Munai, Inc.	5,958	$107
BP Prudhoe Bay Royalty Trust	1,957	159,535
BPZ Resources, Inc.	1,239,539	3,569,872
BreitBurn Energy Partners, L.P.	2,965	59,774
CAMAC Energy, Inc.	228,577	96,002
Carrizo Oil & Gas, Inc.	54,540	1,462,763
Cheniere Energy, Inc.	310,783	5,000,498
Chesapeake Granite Wash Trust	48,374	985,862
China Integrated Energy, Inc.	483,836	203,211
China North East Petroleum Holdings Ltd.	234,600	65,688
Clean Energy Fuels Corporation	366,220	4,193,219
Comstock Resources, Inc.	19,508	333,977
Constellation Energy Partners, LLC	1,600	2,400
Contango Oil & Gas Company	5,400	265,464
Cubic Energy, Inc.	3,937	1,453
DCP Midstream Partners, L.P.	4,000	178,240
DHT Holdings, Inc.	652	2,751
Dominion Resources Black Warrior Trust	5,462	23,159
Enbridge Energy Management, LLC	36,669	1,149,940
Endeavour International Corporation	415,710	3,018,055
Enduro Royalty Trust	1,000	18,760
Energy Transfer Equity, L.P.	60	2,641
Enterprise Products Partners, L.P.	101	5,324
Evolution Petroleum Corporation	1,123	9,209
EXCO Resources, Inc.	122,042	988,540
Forest Oil Corporation	58,900	446,462
Frontline Ltd.	312,766	991,468
GeoGlobal Resources, Inc.	321,275	21,525
Gevo, Inc.	30,461	61,531
GMX Resources, Inc.	744,969	363,396
Golar LNG Ltd.	31,977	1,248,062
Goodrich Petroleum Corporation	28,567	352,231
Green Plains Renewable Energy, Inc.	189,876	1,467,741
GreenHunter Energy, Inc.	34,071	78,363
Harvest Natural Resources, Inc.	582,711	5,087,067
Holly Energy Partners, L.P.	1,378	91,086
Houston American Energy Corporation	58,938	37,720
Hugoton Royalty Trust	19,684	130,899
Hyperdynamics Corporation	740,321	644,079
Inergy Midstream, L.P.	7,397	170,575
InterOil Corporation	1,000	64,480
Isramco, Inc.	1,190	119,863
James River Coal Company	1,493,006	7,479,960
Kinder Morgan Management, LLC	6,971	520,560

27

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Energy — 6.1% (Continued)
Oil, Gas & Consumable Fuels — 5.0% (Continued)
Kinder Morgan, Inc.	4,860	$168,691
KiOR, Inc. - Class A	279,254	1,843,076
Knightsbridge Tankers Ltd.	168,771	1,075,071
Kodiak Oil & Gas Corporation	9,722	89,831
L & L Energy, Inc.	272,963	597,789
Lucas Energy, Inc.	364,175	619,097
Magellan Petroleum Corporation	100	96
McMoRan Exploration Company	217,175	2,590,898
Mexco Energy Corporation	307	1,811
Miller Energy Resources, Inc.	490,027	2,214,922
Natural Resource Partners, L.P.	1,000	21,830
Navios Maritime Acquisition Corporation	400	1,164
New Concept Energy, Inc.	11,200	10,305
NEXEN, Inc.	9,200	219,880
NGL Energy Partners, L.P.	2,137	52,891
Niska Gas Storage Partners, LLC	600	7,380
Nordic American Tankers Ltd.	113,761	955,592
Northern Oil & Gas, Inc.	50,608	767,217
Northern Tier Energy, L.P.	66,800	1,449,560
ONEOK Partners, L.P.	23	1,402
Overseas Shipholding Group, Inc.	807,917	904,867
Oxford Resource Partners, L.P.	42,739	355,588
Pacific Ethanol, Inc.	1,355,892	474,562
Panhandle Oil & Gas, Inc.	70	1,896
Parex Resources, Inc.	900	4,046
Patriot Coal Corporation	447,191	71,551
PDC Energy, Inc.	70,544	2,135,367
Petrobakken Energy Ltd. - Class A	767	9,664
Pyramid Oil Company	36,135	149,238
Quicksilver Resources, Inc.	723,318	2,799,241
Rentech, Inc.	19,151	49,410
Resolute Energy Corporation	250,196	2,221,740
REX American Resources Corporation	5,702	100,412
Rex Energy Corporation	128,792	1,705,206
Rose Rock Midstream, L.P.	277	8,994
Royale Energy, Inc.	163,947	462,331
San Juan Basin Royalty Trust	29,845	418,128
Sanchez Energy Corporation	17,389	314,045
SandRidge Energy, Inc.	1,025	6,375
Scorpio Tankers, Inc.	9,420	51,339
Sino Clean Energy, Inc.	213,936	68,139
SM Energy Company	1,560	84,115
Solazyme, Inc.	331,955	2,688,835
SouthGobi Resources Ltd.	25,157	51,130

28

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Energy — 6.1% (Continued)
Oil, Gas & Consumable Fuels — 5.0% (Continued)
Teekay Offshore Partners, L.P.	5,984	$159,115
Teekay Tankers Ltd. - Class A	802,463	2,760,473
Tri-Valley Corporation	568,872	1,138
Ultra Petroleum Corporation	9,200	209,852
Uranerz Energy Corporation	367,919	610,746
Uranium Energy Corporation	1,058,551	2,498,180
Uranium Resources, Inc.	822,975	365,483
Ur-Energy, Inc.	11,220	10,210
USEC, Inc.	740,876	500,462
Verenium Corporation	104,178	256,278
Westmoreland Coal Company	962	9,889
Whiting USA Trust I	92,341	662,085
World Fuel Services Corporation	37,734	1,309,370
WPX Energy, Inc.	12,189	206,482
Zion Oil & Gas, Inc.	239,177	452,045
		89,321,859
Financials — 10.2%
Capital Markets — 1.6%
AllianceBernstein Holding, L.P.	8,300	139,606
BlackRock Kelso Capital Corporation	110,530	1,106,405
Carlyle Group (The)	84,990	2,208,890
CIFC Corporation	600	4,050
Cohen & Steers, Inc.	39,710	1,111,483
Eaton Vance Corporation	2,100	59,094
FBR Capital Markets & Company	776	2,312
Federated Investors, Inc. - Class B	57,718	1,341,366
Fidus Investment Corporation	35,386	594,485
Fifth Street Finance Corporation	2,320	25,311
Financial Engines, Inc.	93,546	2,246,039
FXCM, Inc.	145,377	1,308,393
Greenhill & Company, Inc.	24,469	1,167,661
Hercules Technology Growth Capital, Inc.	3,527	38,092
HFF, Inc. - Class A	8,438	117,541
Invesco Ltd.	26	632
Investors Capital Holdings Ltd.	385	1,409
KBW, Inc.	8,310	135,037
KCAP Financial, Inc.	174,884	1,586,198
Legg Mason, Inc.	144,271	3,676,025
Main Street Capital Corporation	5,010	150,450
Manning & Napier, Inc.	2,172	28,258
Medley Capital Corporation	58,392	840,845
MF Global Holdings Ltd.	489,733	17,141
Och-Ziff Capital Management Group, LLC	34,770	348,048
Oppenheimer Holdings, Inc.	625	10,175

29

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Financials — 10.2% (Continued)
Capital Markets — 1.6% (Continued)
PennantPark Floating Rate Capital Ltd.	1,778	$23,274
Penson Worldwide, Inc.	261,165	5,720
Piper Jaffray Companies, Inc.	6,643	178,365
Prospect Capital Corporation	64,050	758,352
Pzena Investment Management, Inc. - Class A	1,392	7,851
Rand Capital Corporation	811	1,979
Raymond James Financial, Inc.	1,500	57,210
Safeguard Scientifics, Inc.	101,903	1,615,163
Solar Capital Ltd.	38,353	874,448
Stifel Financial Corporation	48,852	1,548,608
Triangle Capital Corporation	7,150	186,114
U.S. Global Investors, Inc.	271	1,488
Waddell & Reed Financial, Inc. - Class A	124,181	4,138,953
		27,662,471
Commercial Banks — 4.4%
Access National Corporation	621	8,191
Ameris Bancorp	52,239	557,390
Ames National Corporation	95	1,879
Arrow Financial Corporation	13,798	336,671
Auburn National Bancorporation, Inc.	248	5,712
BancFirst Corporation	1,740	76,490
BancorpSouth, Inc.	12,683	179,465
BancTrust Financial Group, Inc.	5,150	14,626
Bank of Hawaii Corporation	66,709	2,945,869
Bank of the Ozarks, Inc.	104,903	3,434,524
Banner Corporation	41,103	1,191,576
BNC Bancorp	235	1,852
Boston Private Financial Holdings, Inc.	133,612	1,231,903
Bridge Bancorp, Inc.	313	6,260
Bridge Capital Holdings	1,177	17,596
Britton & Koontz Capital Corporation	50	437
Bryn Mawr Bank Corporation	404	9,147
C&F Financial Corporation	700	27,475
Capital Bank Financial Corporation - Class A	7,402	129,754
Capital City Bank Group, Inc.	42,488	431,253
Capitol Bancorp Ltd.	40,199	5,427
Cascade Bancorp	26,388	131,412
CenterState Banks, Inc.	117	1,014
Chemical Financial Corporation	3,031	71,289
Citizens Holding Company	857	16,043
Citizens Republic Bancorp, Inc.	5,610	101,765
City Bank	13,826	1,797
City Holding Company	95,497	3,353,855
CoBiz Financial, Inc.	4,903	34,958

30

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Financials — 10.2% (Continued)
Commercial Banks — 4.4% (Continued)
Columbia Banking Systems, Inc.	27,207	$481,836
Community Bank System, Inc.	98,104	2,706,689
Community Trust Bancorp, Inc.	31,539	1,069,803
Dearborn Bancorp, Inc.	368	11
East West Bancorp, Inc.	164,138	3,494,498
Enterprise Financial Services Corporation	256	3,584
First Bancorp (North Carolina)	505	5,277
First Bancorp, Inc. (The)	315	5,191
First BanCorporation (Puerto Rico)	62,608	265,458
First Busey Corporation	224,501	1,059,645
First Financial Bancorporation	18,611	292,193
First Financial Bankshares, Inc.	119,222	4,319,413
First Horizon National Corporation	491,313	4,574,124
First of Long Island Corporation (The)	111	3,329
FirstMerit Corporation	3,748	51,947
FNB Corporation	79,175	849,548
FNB United Corporation	9,456	113,188
Frontier Financial Corporation	10,459	188
German American Bancorp, Inc.	200	4,510
Glen Burnie Bancorp	56	617
Hampton Roads Bankshares, Inc.	102,774	124,357
Heritage Financial Corporation	9,496	131,330
Hudson Valley Holding Corporation	775	12,485
Independent Bank Corporation (Massachusetts)	87,188	2,572,918
Independent Bank Corporation (Michigan)	106,162	365,197
Jeffersonville Bancorp	10	110
Lakeland Bancorp, Inc.	11,115	110,372
Macatawa Bank Corporation	72,035	222,588
MainSource Financial Group, Inc.	791	9,903
Mercantile Bancorp, Inc.	900	225
Mercantile Bank Corporation	5,227	86,402
Merchants Bancshares, Inc.	4	117
MetroCorp BancShares, Inc.	589	5,973
National Bankshares, Inc.	10,035	316,103
NBT Bancorp, Inc.	9,654	205,341
Oak Valley Bancorp	65	498
Old National Bancorp	9,645	118,344
Old Second Bancorp, Inc.	47,891	67,047
Oriental Financial Group, Inc.	114,718	1,351,378
PAB Bankshares, Inc. (b)	4,809	5
Pacific Mercantile Bancorp	100	717
Park National Corporation	48,426	3,222,750
Park Sterling Corporation	54,395	271,975
Patriot National Bancorp	811	1,233

31

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Financials — 10.2% (Continued)
Commercial Banks — 4.4% (Continued)
Peoples Bancorp, Inc.	139	$2,961
Pinnacle Financial Partners, Inc.	135,525	2,649,514
PremierWest Bancorp, Inc.	16,486	25,883
Princeton National Bancorp, Inc.	600	84
PrivateBancorp, Inc.	17,408	281,313
Prosperity Bancshares, Inc.	35,056	1,467,444
Republic Bancorp, Inc. - Class A	48,634	1,051,467
S&T Bancorp, Inc.	93,351	1,640,177
S.Y. Bancorp, Inc.	13,809	325,616
Salisbury Bancorp, Inc.	54	1,381
SCBT Financial Corporation	5,365	212,883
Seacoast Banking Corporation of Florida	852	1,363
Security Bank Corporation	32,973	3
Simmons First National Corporation - Class A	53,868	1,340,775
Southern Connecticut Bancorp, Inc.	42	46
Southside Bancshares, Inc.	76,149	1,554,201
State Bank Financial Corporation	169	2,564
Sterling Bancorp	16,651	159,017
Suffolk Bancorp	300	4,506
SVB Financial Group	39,501	2,235,362
Taylor Capital Group, Inc.	55,393	1,034,741
Texas Capital Bancshares, Inc.	112,666	5,348,255
Tompkins Financial Corporation	19,889	805,107
TowneBank	89,072	1,386,851
Trustmark Corporation	11,766	276,148
UMB Financial Corporation	29,909	1,331,848
Umpqua Holdings Corporation	121,090	1,463,978
Union First Market Bankshares Corporation	148	2,324
United Bankshares, Inc.	102,184	2,435,045
United Security Bancshares	2,475	7,425
Valley National Bancorp	98,180	956,273
Virginia Commerce Bankcorp, Inc.	2,609	23,898
Washington Banking Company	320	4,374
WesBanco, Inc.	6,569	144,518
West Bancorporation, Inc.	300	3,273
Westamerica Bancorporation	41,301	1,822,200
Western Alliance Bancorporation	3,853	39,532
Wintrust Financial Corporation	135,439	5,004,471
		77,870,868
Consumer Finance — 0.3%
CompuCredit Holdings Corporation	111,081	425,440
First Cash Financial Services, Inc.	33,476	1,495,038
First Marblehead Corporation (The)	200	188
Green Dot Corporation - Class A	116,566	1,187,808

32

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Financials — 10.2% (Continued)
Consumer Finance — 0.3% (Continued)
World Acceptance Corporation	45,908	$3,064,818
		6,173,292
Diversified Financial Services — 0.1%
Capital Southwest Corporation	641	69,068
CBOE Holdings, Inc.	580	17,104
DJSP Enterprises, Inc. (b)	15,586	1,559
Life Partners Holdings, Inc.	252,985	642,582
NewStar Financial, Inc.	700	8,750
PHH Corporation	53,926	1,122,200
PICO Holdings, Inc.	13,703	303,384
Primus Guaranty Ltd.	1,849	15,439
Sprott Resource Lending Corporation	155	219
		2,180,305
Insurance — 1.3%
Ambac Financial Group, Inc.	89,956	1,889
American Equity Investment Life Holding Company	28,402	326,907
AmTrust Financial Services, Inc.	18,367	444,481
Arthur J. Gallagher & Company	7,395	262,079
Assured Guaranty Ltd.	105,734	1,468,645
Axis Capital Holdings Ltd.	50,650	1,834,543
Citizens, Inc.	14,778	150,588
CNA Financial Corporation	4,300	126,334
CNO Financial Group, Inc.	95,789	917,659
Crawford & Company - Class B	1,924	10,601
EMC Insurance Group, Inc.	51	1,141
Enstar Group, Inc. (The)	5,047	504,700
FBL Financial Group, Inc. - Class A	284	9,693
Gerova Financial Group Ltd. (b)	9,506	—
Homeowners Choice, Inc.	40,832	906,470
MBIA, Inc.	429,169	4,248,773
Mercury General Corporation	43,817	1,775,903
National Financial Partners Corporation	217,691	3,994,630
Platinum Underwriters Holdings Ltd.	174	7,726
Principal Financial Group, Inc.	800	22,032
Progressive Corporation (The)	700	15,610
Protective Life Corporation	25,565	697,924
RLI Corporation	38,709	2,639,180
StanCorp Financial Group, Inc.	6,400	219,840
Stewart Information Services Corporation	39,576	922,912
Tower Group, Inc.	95,333	1,717,901
Universal Insurance Holdings, Inc.	65	257
		23,228,418

33

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Financials — 10.2% (Continued)
Real Estate Investment Trusts (REIT) — 1.5%
Agree Realty Corporation	6,136	$154,873
American Realty Capital Trust, Inc.	13,700	154,399
ARMOUR Residential REIT, Inc.	153,448	1,104,826
Ashford Hospitality Trust, Inc.	108,376	930,950
Associated Estates Realty Corporation	12,530	187,825
Brandywine Realty Trust	12,344	143,190
BRE Properties, Inc.	6,907	333,953
Capital Trust, Inc. - Class A	3,504	12,089
CapLease, Inc.	204,601	1,049,603
Cedar Realty Trust, Inc.	136,965	724,545
Corporate Office Properties Trust	42,112	1,050,694
CubeSmart	128,668	1,688,124
DCT Industrial Trust, Inc.	200	1,290
Douglas Emmett, Inc.	7,320	171,654
DuPont Fabros Technology, Inc.	53,005	1,137,487
Entertainment Properties Trust	21,150	940,117
Equity One, Inc.	21,600	451,440
First Industrial Realty Trust, Inc.	64,212	857,230
Getty Realty Corporation	111,805	2,047,150
Gladstone Commercial Corporation	13,745	253,320
Glimcher Realty Trust	45,600	486,552
Highwoods Properties, Inc.	2,003	64,597
iStar Financial, Inc.	128,025	1,117,658
Liberty Property Trust	8,370	293,954
Mack-Cali Realty Corporation	15,213	395,386
Monmouth Real Estate Investment Corporation - Class A	19,336	214,630
Pennsylvania Real Estate Investment Trust	9,784	161,730
Piedmont Office Realty Trust, Inc. - Class A	80,173	1,427,079
Post Properties, Inc.	854	41,684
Potlatch Corporation	2,310	88,889
RAIT Financial Trust	231,735	1,293,081
Ramco-Gershenson Properties Trust	21,747	281,841
Rayonier, Inc.	1,100	53,911
Redwood Trust, Inc.	64,167	1,000,364
Regency Centers Corporation	2,568	123,315
Retail Opportunity Investments Corporation	99,123	1,254,897
Rouse Properties, Inc.	76,301	1,149,093
Sabra Health Care REIT, Inc.	23,975	532,725
STAG Industrial, Inc.	64,185	1,111,684
Starwood Property Trust, Inc.	90,518	2,074,673
Sun Communities, Inc.	18,207	764,330
Terreno Realty Corporation	90	1,373
Two Harbors Investment Corporation	529	6,311
		27,334,516

34

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Financials — 10.2% (Continued)
Real Estate Management & Development — 0.1%
China Housing & Land Development, Inc.	171,998	$251,117
Consolidated-Tomoka Land Company	6	197
Gazit-Globe Ltd.	2,260	25,086
Mays (J.W.), Inc.	130	3,237
St. Joe Company (The)	75,915	1,503,117
		1,782,754
Thrifts & Mortgage Finance — 0.9%
Anchor BanCorp Wisconsin, Inc.	35,400	13,098
Astoria Financial Corporation	33,582	336,827
Bank Mutual Corporation	1,343	6,057
BBX Capital Corporation - Class A	153,600	1,004,544
Berkshire Hills Bancorporation, Inc.	70,841	1,663,347
BofI Holding, Inc.	13,085	367,950
Clifton Savings Bancorp, Inc.	82	907
ESSA Bancorp, Inc.	53	534
First Federal Bancshares of Arkansas, Inc.	6,210	62,410
First Financial Holdings, Inc.	29,377	414,216
FirstFed Financial Corporation	23,697	166
Flushing Financial Corporation	27,407	426,179
Fox Chase Bancorp, Inc.	300	4,668
Freddie Mac	94,749	24,872
Impac Mortgage Holdings, Inc.	2,601	26,270
Kaiser Federal Financial Group, Inc.	400	6,172
MGIC Investment Corporation	158,720	272,998
NASB Financial, Inc.	3,820	87,478
OceanFirst Financial Corporation	57	795
PMI Group, Inc. (The)	7	–
Radian Group, Inc.	2,357,120	11,054,893
Territorial Bancorp, Inc.	55	1,243
Triad Guaranty, Inc.	9,250	2,035
Westfield Financial, Inc.	395	2,880
		15,780,539
Health Care — 8.5%
Biotechnology — 4.3%
Aastrom Biosciences, Inc.	331,378	477,184
Achillion Pharmaceuticals, Inc.	152,272	1,437,448
ADVENTRX Pharmaceuticals, Inc.	733,695	462,154
AEterna Zentaris, Inc.	2	4
Alkermes plc	4,080	75,602
Alnylam Pharmaceuticals, Inc.	19,900	321,783
ARCA biopharma, Inc.	14,085	3,240
Arena Pharmaceuticals, Inc.	110,430	873,501
Ariad Pharmaceuticals, Inc.	5,252	113,181
Arrowhead Research Corporation	24,287	61,203

35

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Health Care — 8.5% (Continued)
Biotechnology — 4.3% (Continued)
AspenBio Pharma, Inc.	4,939	$12,891
Athersys, Inc.	34,511	34,511
AVEO Pharmaceuticals, Inc.	308,676	2,355,198
BioMimetic Therapeutics, Inc.	173	642
BioSpecifics Technologies Corporation	184	2,944
BioTime, Inc.	130,822	498,432
Cardium Therapeutics, Inc.	97,166	19,919
Catalyst Pharmaceutical Partners, Inc.	20,502	31,368
Cell Therapeutics, Inc.	127,896	191,844
Celldex Therapeutics, Inc.	124,911	688,260
CEL-SCI Corporation	587,827	208,091
Celsion Corporation	1,004,657	4,330,072
China Biologic Products, Inc.	59,785	571,545
Cleveland BioLabs, Inc.	254,373	406,997
Clovis Oncology, Inc.	38,221	824,427
Cubist Pharmaceuticals, Inc.	88,781	3,808,705
Curis, Inc.	375,338	1,430,038
Cytori Therapeutics, Inc.	642,756	2,371,770
CytRx Corporation	119,046	285,710
DARA BioSciences, Inc.	271,134	226,397
Dendreon Corporation	465,702	1,769,668
Discovery Laboratories, Inc.	40,815	98,364
Enzon Pharmaceuticals, Inc.	59,900	393,543
EpiCept Corporation	103,927	10,393
Exact Sciences Corporation	89,209	843,917
Exelixis, Inc.	774,706	3,679,853
Galectin Therapeutics, Inc.	9,831	18,679
Galena Biopharma, Inc.	2,250	4,725
Genomic Health, Inc.	1,506	47,062
Halozyme Therapeutics, Inc.	218,915	1,158,060
Horizon Pharma, Inc.	516,498	1,332,565
iBio, Inc.	202,919	192,793
Immunocellular Therapeutics Ltd.	387,145	692,990
Immunomedics, Inc.	295,862	979,303
Incyte Corporation	8,927	142,475
Inovio Pharmaceuticals, Inc.	4,826	3,475
InterMune, Inc.	652,827	5,189,975
Introgen Therapeutics, Inc.	45,612	137
Ironwood Pharmaceuticals, Inc.	199,655	2,321,988
IsoRay, Inc.	272,906	169,202
Keryx Biopharmaceuticals, Inc.	600,797	1,495,984
Ligand Pharmaceuticals, Inc. - Class B	268	4,133
MannKind Corporation	1,150,661	2,174,749
Marina Biotech, Inc.	244,830	88,139

36

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Health Care — 8.5% (Continued)
Biotechnology — 4.3% (Continued)
Medgenics, Inc.	34,667	$305,070
MediciNova, Inc.	74,784	158,542
Medivation, Inc.	782	39,976
MEI Pharma, Inc.	100	41
Metabolix, Inc.	358,103	476,277
Momenta Pharmaceuticals, Inc.	5,426	68,802
Myrexis, Inc.	939	2,254
NeoStem, Inc.	775,856	497,712
Neuralstem, Inc.	119,123	107,211
NeurogesX, Inc.	133,701	42,784
NewLink Genetics Corporation	2,622	36,157
Nymox Pharmaceutical Corporation	92,442	657,263
Omeros Corporation	56,246	528,712
OncoGenex Pharmaceuticals, Inc.	54	670
Oncothyreon, Inc.	386,376	1,962,790
Opexa Therapeutics, Inc.	146,051	99,315
OPKO Health, Inc.	163,847	701,265
Orexigen Therapeutics, Inc.	658,267	3,508,563
Osiris Therapeutics, Inc.	268,547	2,819,743
OXiGENE, Inc.	257,258	108,048
Oxygen Biotherapeutics, Inc.	10,693	11,228
Peregrine Pharmaceuticals, Inc.	711,006	618,575
Pharmacyclics, Inc.	311	18,993
PharmAthene, Inc.	708,524	743,950
Pluristem Therapeutics, Inc.	291,288	1,051,550
Prolor Biotech, Inc.	57,154	286,341
Protalix BioTherapeutics, Inc.	26,145	126,280
Raptor Pharmaceutical Corporation	422,982	1,966,866
Rexahn Pharmaceuticals, Inc.	92,316	37,388
Rosetta Genomics Ltd.	94,697	437,500
RXi Pharmaceuticals Corporation	7,093	674
Sangamo Biosciences, Inc.	22,082	122,776
Sarepta Therapeutics, Inc.	7,456	158,887
Savient Pharmaceuticals, Inc.	1,517,394	2,185,047
Spectrum Pharmaceuticals, Inc.	373,480	4,168,037
StemCells, Inc.	135,532	276,485
Sunesis Pharmaceuticals, Inc.	173,339	747,091
Synthetic Biologics, Inc.	43,950	106,359
Targacept, Inc.	3,372	13,758
Tengion, Inc.	812	893
Tesaro, Inc.	100	1,626
Theravance, Inc.	205,902	4,634,854
XOMA Corporation	366,125	1,003,182

37

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Health Care — 8.5% (Continued)
Biotechnology — 4.3% (Continued)
ZIOPHARM Oncology, Inc.	179,107	$843,594
		76,620,362
Health Care Equipment & Supplies — 1.8%
Accuray, Inc.	23,300	162,168
Align Technology, Inc.	2,713	72,112
AngioDynamics, Inc.	66,367	712,118
AtriCure, Inc.	500	3,210
Bacterin International Holdings, Inc.	279,499	385,709
BIOLASE, Inc.	300,804	562,503
BSD Medical Corporation	1,034,181	1,933,918
CAS Medical Systems, Inc.	160	291
Cerus Corporation	311,570	968,983
Conceptus, Inc.	106,656	2,009,399
CryoPort, Inc.	100	29
Cutera, Inc.	105	778
D. Medical Industries Ltd.	2,300	345
Dehaier Medical Systems Ltd.	2,988	4,781
Delcath Systems, Inc.	96,008	161,293
Derma Sciences, Inc.	100	1,129
DexCom, Inc.	80,971	1,060,720
DynaVox, Inc.	681	340
Endologix, Inc.	8,824	118,771
EnteroMedics, Inc.	5,187	15,613
Exactech, Inc.	17	284
Fonar Corporation	92,672	469,847
Haemonetics Corporation	23,453	1,916,110
Hansen Medical, Inc.	378,391	858,948
HeartWare International, Inc.	6,087	511,186
ICU Medical, Inc.	36,847	2,186,132
Insulet Corporation	184,970	3,923,214
InVivo Therapeutics Holdings Corporation	8,471	14,316
MAKO Surgical Corporation	164,433	2,491,160
Medical Action Industries, Inc.	604	1,782
MELA Sciences, Inc.	241,635	746,652
Meridian Bioscience, Inc.	36,884	728,459
Navidea Biopharmaceuticals, Inc.	1,165,731	3,264,047
Quidel Corporation	185,484	3,251,534
Rockwell Medical, Inc.	49,137	353,295
RTI Biologics, Inc.	45,860	186,192
STAAR Surgical Company	13,459	86,676
Stereotaxis, Inc.	22,098	38,892
Synergetics USA, Inc.	8,651	37,891
TearLab Corporation	16,800	72,072
TranS1, Inc.	3,200	8,800

38

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Health Care — 8.5% (Continued)
Health Care Equipment & Supplies — 1.8% (Continued)
Unilife Corporation	434,921	$1,191,684
Uroplasty, Inc.	23,178	79,501
Volcano Corporation	6,800	194,616
Winner Medical Group, Inc.	7,893	35,124
Wright Medical Group, Inc.	60,240	1,224,077
ZELTIQ Aesthetics, Inc.	998	5,808
		32,052,509
Health Care Providers & Services — 0.6%
Accretive Health, Inc.	188,942	2,227,626
Air Methods Corporation	6,541	717,090
Bio-Reference Laboratories, Inc.	64,204	1,782,303
CardioNet, Inc.	696	1,691
Chemed Corporation	9,470	636,858
China Cord Blood Corporation	4,836	14,266
Chindex International, Inc.	300	3,111
ExamWorks Group, Inc.	119,740	1,678,755
FAB Universal Corporation	99,544	358,359
IPC The Hospitalist Company, Inc.	31,170	1,075,053
National Research Corporation	99	5,017
PDI, Inc.	62	425
WellCare Health Plans, Inc.	66,769	3,178,204
		11,678,758
Health Care Technology — 0.1%
athenahealth, Inc.	14,190	912,275
CareView Communications, Inc.	1,446	1,475
HealthStream, Inc.	7,325	187,080
iCAD, Inc.	80	154
Medidata Solutions, Inc.	3,600	151,272
		1,252,256
Life Sciences Tools & Services — 0.3%
Accelr8 Technology Corporation	2,428	9,105
Affymetrix, Inc.	227,665	721,698
Albany Molecular Research, Inc.	297	1,052
Apricus Biosciences, Inc.	188,506	567,403
Bioanalytical Systems, Inc.	3,782	4,387
Complete Genomics, Inc.	2,100	6,300
Compugen Ltd.	973	3,561
Fluidigm Corporation	19,326	291,630
Genetic Technologies Ltd.	67,548	228,312
pSivida Corporation	305	476
PURE Bioscience, Inc.	54,331	58,134
QIAGEN N.V.	9,067	158,219
Sequenom, Inc.	1,170,801	3,641,191
		5,691,468

39

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Health Care — 8.5% (Continued)
Pharmaceuticals — 1.4%
Acura Pharmaceuticals, Inc.	143,692	$216,975
Akorn, Inc.	420,289	5,047,671
Alexza Pharmaceuticals, Inc.	65,598	329,302
Alimera Sciences, Inc.	212	549
Ampio Pharmaceuticals, Inc.	90,849	363,396
Aoxing Pharmaceutical Company, Inc.	10,556	2,956
AVANIR Pharmaceuticals, Inc. - Class A	661,155	1,890,903
Biodel, Inc.	83,044	232,523
BioSante Pharmaceuticals, Inc.	367,571	452,112
Biostar Pharmaceuticals, Inc.	583	740
Cadence Pharmaceuticals, Inc.	368,448	1,304,306
DepoMed, Inc.	189,615	1,071,325
Echo Therapeutics, Inc.	6,689	9,365
Emisphere Technologies, Inc.	8,547	1,872
IntelliPharmaCeutics International, Inc.	17,494	52,832
K-V Pharmaceutical Company - Class A	507,105	19,422
Lannett Company, Inc.	119,883	528,684
MAP Pharmaceuticals, Inc.	132,129	2,037,429
Nektar Therapeutics	84,513	760,617
Obagi Medical Products, Inc.	4,592	56,619
Oculus Innovative Sciences, Inc.	85,412	70,892
Optimer Pharmaceuticals, Inc.	143,494	1,368,933
Pacira Pharmaceuticals, Inc.	74,963	1,190,412
POZEN, Inc.	18,721	112,139
Questcor Pharmaceuticals, Inc.	32,004	815,462
Repros Therapeutics, Inc.	105,486	1,521,108
Sagent Pharmaceuticals, Inc.	14,115	212,854
Skystar Bio-Pharmaceutical Company Ltd.	3,075	5,689
Somaxon Pharmaceuticals, Inc.	138,214	215,614
Transcept Pharmaceuticals, Inc.	54,044	275,084
ViroPharma, Inc.	53,336	1,346,734
VIVUS, Inc.	183,469	2,733,688
		24,248,207
Industrials — 8.3%
Aerospace & Defense — 0.7%
AeroVironment, Inc.	66,662	1,465,897
Alliant Techsystems, Inc.	18,962	1,086,333
Arotech Corporation	1,350	1,377
Ascent Solar Technologies, Inc.	566,181	461,438
Elbit Systems Ltd.	365	12,968
Engility Holdings, Inc.	52,206	991,914
GenCorp, Inc.	387,783	3,420,246
KEYW Holding Corporation (The)	61,582	747,606
Kratos Defense & Security Solutions, Inc.	58,559	322,660

40

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Industrials — 8.3% (Continued)
Aerospace & Defense — 0.7% (Continued)
National Presto Industries, Inc.	37,486	$2,787,084
Orbital Sciences Corporation	10,072	134,965
		11,432,488
Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings, Inc.	12,696	698,153
Echo Global Logistics, Inc.	65,036	1,093,255
Pacer International, Inc.	140,107	501,583
XPO Logistics, Inc.	199,501	2,739,149
		5,032,140
Airlines — 0.3%
Allegiant Travel Company	34,168	2,485,380
AMR Corporation	956,635	363,521
Pinnacle Airlines Corporation	7,109	121
Republic Airways Holdings, Inc.	253,912	1,185,769
Southwest Airlines Company	20	177
US Airways Group, Inc.	57,178	696,428
		4,731,396
Building Products — 0.3%
AAON, Inc.	91,010	1,909,390
Armstrong World Industries, Inc.	1,100	56,980
Builders FirstSource, Inc.	374,168	2,061,666
Insteel Industries, Inc.	13,133	152,343
Masco Corporation	850	12,826
Nortek, Inc.	5,605	333,554
Simpson Manufacturing Company, Inc.	19,402	590,985
Trex Company, Inc.	12,819	447,896
Universal Forest Products, Inc.	8,053	310,040
		5,875,680
Commercial Services & Supplies — 1.2%
A.T. Cross Company - Class A	404	3,826
ABM Industries, Inc.	41,073	780,387
ACCO Brands Corporation	600,010	4,344,072
American Reprographics Company	1,300	4,979
Asta Funding, Inc.	800	7,504
Cenveo, Inc.	409,343	822,779
Deluxe Corporation	55,468	1,747,797
Heritage-Crystal Clean, Inc.	5,164	91,403
Industrial Services of America, Inc.	21,280	71,926
InnerWorkings, Inc.	223,717	3,225,999
Interface, Inc.	5,510	78,848
McGrath RentCorp	40,387	1,060,563
Mobile Mini, Inc.	143,742	2,503,986
Quad/Graphics, Inc. - Class A	111,925	2,051,585
R.R. Donnelley & Sons Company	372,439	3,731,839

41

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Industrials — 8.3% (Continued)
Commercial Services & Supplies — 1.2% (Continued)
RINO International Corporation	81,543	$2,446
Standard Parking Corporation	1,037	23,695
Swisher Hygiene, Inc.	156,222	231,209
United Stationers, Inc.	22,377	649,381
		21,434,224
Construction & Engineering — 0.5%
Aegion Corporation	154,556	2,854,649
Furmanite Corporation	3,500	17,675
Granite Construction, Inc.	81,719	2,468,731
India Globalization Capital, Inc.	25,980	4,261
MasTec, Inc.	172,937	3,901,459
Pike Electric Corporation	499	4,546
Tutor Perini Corporation	19,116	193,836
		9,445,157
Electrical Equipment — 1.1%
A123 Systems, Inc.	3,038,853	436,987
Active Power, Inc.	3,761	2,708
Advanced Battery Technologies, Inc.	598,688	188,587
Altair Nanotechnologies, Inc.	382,110	179,592
American Superconductor Corporation	523,642	1,879,875
Aura Systems, Inc.	177	79
Beacon Power Corporation	57,124	1,097
Belden, Inc.	37,758	1,351,736
Broadwind Energy, Inc.	13	32
Capstone Turbine Corporation	1,176,908	1,176,908
China BAK Battery, Inc.	84,653	138,831
China Electric Motor, Inc.	1,771	58
Digital Power Corporation	1,549	1,890
Ecotality, Inc.	4,682	2,224
Encore Wire Corporation	682	21,047
Franklin Electric Company, Inc.	35,070	2,031,956
Fushi Copperweld, Inc.	170,877	1,589,156
General Cable Corporation	36,799	1,049,875
Hoku Corporation	201,745	10,087
Hydrogenics Corporation	3,937	23,819
Lihua International, Inc.	123,438	539,424
Medis Technologies Ltd.	22,419	31
New Energy Systems Group	5,568	3,229
Ocean Power Technologies, Inc.	130,789	324,357
Plug Power, Inc.	259,457	191,998
Polypore International, Inc.	219,112	7,730,271
PowerSecure International, Inc.	594	3,837
Renewable Energy Trade Board Corporation	259	611
Satcon Technology Corporation	158,392	32,946

42

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Industrials — 8.3% (Continued)
Electrical Equipment — 1.1% (Continued)
Ultralife Corporation	5,004	$15,362
Valence Technology, Inc.	710,999	7,110
VU1 Corporation	90	120
Westinghouse Solar, Inc.	34,144	3,073
		18,938,913
Industrial Conglomerates — 0.0% (a)
Raven Industries, Inc.	2,032	55,453

Machinery — 1.4%
Actuant Corporation - Class A	181,630	5,129,231
Albany International Corporation - Class A	194,837	4,280,569
Art's-Way Manufacturing Company, Inc.	2,531	15,186
Briggs & Stratton Corporation	248,614	4,910,127
China Valves Technology, Inc.	255,662	132,944
Cleantech Solutions International, Inc.	4,844	12,594
Douglas Dynamics, Inc.	119,169	1,810,177
Energy Recovery, Inc.	52,841	156,938
EnPro Industries, Inc.	49,371	1,805,004
FreightCar America, Inc.	6,766	130,246
Graham Corporation	429	7,709
Highway Holdings Ltd.	510	959
ITT Corporation	3,834	79,747
Miller Industries, Inc.	14,586	223,895
Pentair Ltd.	2,800	118,272
SmartHeat, Inc. (b)	4,900	10,290
Sun Hydraulics Corporation	56,342	1,500,951
Tecumseh Products Company - Class A	5,149	25,899
Twin Disc, Inc.	64,795	982,292
Wabash National Corporation	255,808	1,614,148
Watts Water Technologies, Inc. - Class A	1,000	40,230
Westport Innovations, Inc.	64,212	1,801,789
		24,789,197
Marine — 0.1%
Baltic Trading Ltd.	11,075	37,766
Eagle Bulk Shipping, Inc.	161,400	477,744
Excel Maritime Carriers Ltd.	954,676	399,054
FreeSeas, Inc.	5,080	965
Genco Shipping & Trading Ltd.	274,124	833,337
International Shipholding Corporation	207	3,461
Kirby Corporation	963	55,353
Navios Maritime Partners, L.P.	15,778	245,348
NewLead Holdings Ltd.	956	564
Seaspan Corporation	16,233	257,618
		2,311,210

43

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Industrials — 8.3% (Continued)
Professional Services — 0.8%
Acacia Research Corporation	53,139	$1,380,020
Advisory Board Company (The)	31,305	1,486,987
CBIZ, Inc.	218,337	1,205,220
Dolan Company (The)	8,550	39,586
FTI Consulting, Inc.	217,565	5,647,987
Hill International, Inc.	710	2,407
Hudson Global, Inc.	4,000	16,160
Innovaro, Inc.	8,054	4,108
Insperity, Inc.	13,870	362,146
Kelly Services, Inc. - Class A	45,930	610,410
Kforce, Inc.	9,716	108,333
Lightbridge Corporation	111,155	188,963
Manpower, Inc.	300	11,382
Nielsen Holdings N.V.	12,300	355,716
Odyssey Marine Exploration, Inc.	1,139,103	3,292,008
On Assignment, Inc.	8,322	158,784
Pendrell Corporation	4,316	5,136
Spherix, Inc.	126	914
Thomas Group, Inc.	900	4
Verisk Analytics, Inc. - Class A	187	9,537
Volt Information Sciences, Inc.	100	700
VSE Corporation	256	6,054
		14,892,562
Road & Rail — 0.3%
Arkansas Best Corporation	125,193	1,007,804
Con-Way, Inc.	3,331	96,965
Knight Transportation, Inc.	18,241	275,804
Student Transportation, Inc.	53,404	344,456
USA Truck, Inc.	12	34
Vitran Corporation, Inc.	492	2,573
Werner Enterprises, Inc.	5,400	125,064
YRC Worldwide, Inc.	100,439	777,398
Zipcar, Inc.	409,066	2,564,844
		5,194,942
Trading Companies & Distributors — 1.3%
AeroCentury Corporation	118	1,486
Air Lease Corporation	25,242	525,538
Applied Industrial Technologies, Inc.	1,560	63,320
Beacon Roofing Supply, Inc.	284,139	9,189,055
BlueLinx Holdings, Inc.	155	327
China Armco Metals, Inc.	140,785	49,275
Houston Wire & Cable Company	51,125	565,954
Kaman Corporation	14,952	556,214
Lawson Products, Inc.	400	2,844

44

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Industrials — 8.3% (Continued)
Trading Companies & Distributors — 1.3% (Continued)
Rush Enterprises, Inc. - Class A	32,956	$626,164
Titan Machinery, Inc.	326,233	7,715,411
United Rentals, Inc.	1,476	60,014
Watsco, Inc.	61,490	4,202,842
		23,558,444
Transportation Infrastructure — 0.0% (a)
Aegean Marine Petroleum Network, Inc.	5,976	32,330
Macquarie Infrastructure Company, LLC	479	19,970
Sino-Global Shipping America Ltd.	1,278	2,364
		54,664
Information Technology — 11.2%
Communications Equipment — 1.4%
ADTRAN, Inc.	32,775	553,570
Ambient Corporation	1,295	4,973
Anaren, Inc.	1,282	23,115
AudioCodes Ltd.	2,200	4,884
CIENA Corporation	24,513	304,206
Cogo Group, Inc.	2,221	5,708
Comverse Technology, Inc.	546,991	3,604,671
Digi International, Inc.	96,754	911,423
DragonWave, Inc.	1,928	4,743
Extreme Networks, Inc.	742,088	2,419,207
Finisar Corporation	37,120	427,622
Globecomm Systems, Inc.	69,771	757,015
Infinera Corporation	534,763	2,631,034
InterDigital, Inc.	42,053	1,601,799
KVH Industries, Inc.	8,065	111,458
Meru Networks, Inc.	119,403	333,134
Netgear, Inc.	36,222	1,286,243
ParkerVision, Inc.	924,307	1,441,919
Plantronics, Inc.	19,650	637,446
Powerwave Technologies, Inc.	100,088	49,043
Procera Networks, Inc.	59,356	1,344,413
RIT Technologies Ltd.	10,949	45,548
Riverbed Technology, Inc.	6,100	112,667
Telestone Technologies Corporation	479,629	911,295
TESSCO Technologies, Inc.	7,613	158,350
Ubiquiti Networks, Inc.	273,234	3,224,161
ViaSat, Inc.	53,590	2,081,436
Westell Technologies, Inc.	637	1,300
Zoom Technologies, Inc.	171,959	140,147
ZST Digital Networks, Inc.	179,453	522,208
		25,654,738

45

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Information Technology — 11.2% (Continued)
Computers & Peripherals — 0.7%
3D Systems Corporation	32,824	$1,427,844
Cray, Inc.	207	2,519
Fusion-io, Inc.	7,361	173,720
Hauppauge Digital, Inc.	68,914	63,401
iGo, Inc.	7,921	2,059
Imation Corporation	893	4,081
Immersion Corporation	2,451	10,588
Intermec, Inc.	93,392	633,198
Logitech International S.A.	188,332	1,357,874
OCZ Technology Group, Inc.	1,092,701	1,475,146
Rimage Corporation	440	2,631
Silicon Graphics International Corporation	169,707	1,310,138
Socket Mobile, Inc.	16	15
Stratasys, Inc.	14,509	967,315
Super Micro Computer, Inc.	142,536	1,127,460
Synaptics, Inc.	118,642	2,747,749
USA Technologies, Inc.	390,142	585,213
		11,890,951
Electronic Equipment, Instruments & Components — 0.8%
Advanced Photonix, Inc. - Class A	315	199
Avnet, Inc.	1,300	37,245
Checkpoint Systems, Inc.	2,933	23,816
Digital Ally, Inc.	588	1,999
Document Security Systems, Inc.	146,839	408,213
DTS, Inc.	68,484	1,436,794
Electro Rent Corporation	6	94
Hollysys Automation Technologies Ltd.	216,778	2,250,156
Ingram Micro, Inc. - Class A	119,788	1,820,778
InvenSence, Inc.	15,300	171,360
LRAD Corporation	100	113
Magal Security Systems Ltd.	1,302	4,817
Mesa Laboratories, Inc.	131	6,389
Microvision, Inc.	329,453	754,447
Neonode, Inc.	66,893	253,525
Parametric Sound Corporation	1,100	5,940
PC Mall, Inc.	200	1,272
RadiSys Corporation	12,294	34,915
Research Frontiers, Inc.	51,858	215,729
Richardson Electronics Ltd.	37	431
Rofin-Sinar Technologies, Inc.	55,113	1,003,608
SinoHub, Inc. (b)	43,908	1,756
SMTC Corporation	748	2,094
Superconductor Technologies, Inc.	193,824	83,344
SYNNEX Corporation	1,343	43,500

46

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Information Technology — 11.2% (Continued)
Electronic Equipment, Instruments & Components — 0.8% (Continued)
Tech Data Corporation	96,157	$4,260,717
Universal Display Corporation	43,741	1,433,830
Viasystems Group, Inc.	12	184
Vishay Precision Group, Inc.	128	1,670
XcelMobility, Inc.	1,059	132
		14,259,067
Internet Software & Services — 2.8%
Ancestry.com, Inc.	20,900	660,440
Angie's List, Inc.	276,022	3,157,692
AOL, Inc.	7,035	241,512
Autobytel, Inc.	420	1,676
Bazaarvoice, Inc.	10,724	136,838
Carbonite, Inc.	136,136	1,052,331
comScore, Inc.	2,866	40,611
Constant Contact, Inc.	182,245	2,248,903
Demand Media, Inc.	1,093	9,323
Dice Holdings, Inc.	55,735	492,140
Digital River, Inc.	174,568	2,503,305
FriendFinder Networks, Inc.	3,651	2,884
IAC/InterActiveCorporation	490	23,692
Innodata Isogen, Inc.	6,591	23,662
j2 Global, Inc.	111,268	3,342,491
KIT digital, Inc.	1,263,926	3,513,714
LinkedIn Corporation - Class A	100	10,693
Liquidity Services, Inc.	96,649	3,984,838
LiveDeal, Inc.	5,921	21,316
Local Corporation	135,393	314,112
LogMeIn, Inc.	71,824	1,772,616
Marchex, Inc. - Class B	8,256	33,767
Market Leader, Inc.	18,000	122,400
MeetMe, Inc.	484,509	2,049,473
Monster Worldwide, Inc.	26,232	163,163
NIC, Inc.	13,831	197,783
OpenTable, Inc.	107,655	5,056,555
Points International Ltd.	200	1,880
QuinStreet, Inc.	175,373	1,073,283
Rediff.com India Ltd. - ADR	80,503	156,176
Remark Media, Inc.	908	1,017
Renren, Inc.	148,810	486,609
Sify Technologies Ltd. - ADR	91,712	165,082
Synacor, Inc.	193,265	1,059,092
TechTarget, Inc.	562	2,686
Travelzoo, Inc.	65,506	1,169,282

47

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Information Technology — 11.2% (Continued)
Internet Software & Services — 2.8% (Continued)
Unwired Planet, Inc.	2,427	$3,422
ValueClick, Inc.	38,907	648,580
Velti plc	198,859	1,451,671
Vistaprint N.V.	177,547	5,409,857
WebMD Health Corporation	116,552	1,737,790
Yelp, Inc.	89,955	2,167,916
Zillow, Inc.	115,259	4,306,076
		51,018,349
IT Services — 0.9%
Acorn Energy, Inc.	274,746	2,338,088
Cass Information Systems, Inc.	3,981	167,083
CGI Group, Inc. - Class A	88,234	2,302,907
CIBER, Inc.	145,235	453,133
Higher One Holdings, Inc.	356,847	4,506,978
Mantech International Corporation - Class A	4,315	99,116
Mattersight Corporation	300	1,659
NCI, Inc. - Class A	606	3,406
Sapient Corporation	117,201	1,204,826
ServiceSource International, Inc.	185,824	1,674,274
Total System Services, Inc.	3,330	74,892
VeriFone Systems, Inc.	4,731	140,227
WEX, Inc.	32,819	2,421,386
Zanett, Inc.	12,650	3,162
		15,391,137
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.	2,194,862	4,499,467
Aixtron SE - ADR	27,515	360,997
Amkor Technology, Inc.	256,862	1,109,644
Applied Micro Circuits Corporation	285,081	1,653,470
Cabot Microelectronics Corporation	11,517	343,206
Camtek Ltd.	8,888	15,110
Canadian Solar, Inc.	211,904	548,831
Cirrus Logic, Inc.	15,468	630,476
CSR plc	1	23
CVD Equipment Corporation	47,793	487,011
DayStar Technologies, Inc.	9,943	13,324
Entropic Communications, Inc.	157,379	756,993
Exar Corporation	5,614	48,000
EZchip Semiconductor Ltd.	58,333	1,808,323
Global-Tech Advanced Innovations, Inc.	175	966
GSI Technology, Inc.	424	2,370
GT Advanced Technologies, Inc.	600,147	2,604,638
Ikanos Communications, Inc.	800	1,112
Intersil Corporation - Class A	93,253	657,434

48

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Information Technology — 11.2% (Continued)
Semiconductors & Semiconductor Equipment — 2.1% (Continued)
JinkoSolar Holding Company Ltd. - ADR	136,314	$537,077
Kopin Corporation	43,300	162,808
Lattice Semiconductor Corporation	509,345	1,976,259
LDK Solar Company Ltd.	599,231	521,331
MIPS Technologies, Inc.	141,954	992,258
Monolithic Power Systems, Inc.	26,246	509,960
NeoPhotonics Corporation	92	483
NVE Corporation	1,066	55,219
OmniVision Technologies, Inc.	245,132	3,505,388
ON Semiconductor Corporation	308,260	1,895,799
PLX Technology, Inc.	69,640	301,541
Rambus, Inc.	480,983	2,327,958
Rubicon Technology, Inc.	237,722	2,065,804
Rudolph Technologies, Inc.	174,689	1,661,292
Semtech Corporation	54,296	1,355,771
STR Holdings, Inc.	252,757	543,427
Suntech Power Holdings Company Ltd. - ADR	666,384	539,771
Tower Semiconductor Ltd.	14,696	121,977
Transwitch Corporation	17,365	17,191
TriQuint Semiconductor, Inc.	385,985	1,814,129
Veeco Instruments, Inc.	18,622	571,695
Vitesse Semiconductor Corporation	1,700	3,808
		37,022,341
Software — 2.5%
ACI Worldwide, Inc.	14,987	585,992
American Software, Inc. - Class A	26,915	220,434
AsiaInfo-Linkage, Inc.	226,050	2,260,500
Astea International, Inc.	2	8
Augme Technologies, Inc.	10,081	7,339
BluePhoenix Solutions Ltd.	1,332	4,875
Brady Corp. - Short	57,120	1,757,011
BroadSoft, Inc.	33,510	1,280,752
Cadence Design Systems, Inc.	300	3,798
Callidus Software, Inc.	332,661	1,543,547
China CGame, Inc.	12,695	1,396
China TransInfo Technology Corporation	99,853	576,152
Cimatron Ltd.	532	2,101
CommVault Systems, Inc.	61,876	3,865,394
CyberDefender Corporation	11,801	15
Ebix, Inc.	236,791	5,159,676
Evergreen Energy, Inc.	172,973	6,919
FalconStor Software, Inc.	2,660	5,905
Future Healthcare of America	53,356	10,404

49

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Information Technology — 11.2% (Continued)
Software — 2.5% (Continued)
Glu Mobile, Inc.	156,474	$496,023
Guidance Software, Inc.	21,392	260,555
Guidewire Software, Inc.	49	1,501
Interactive Intelligence Group, Inc.	49,001	1,553,822
Magic Software Enterprises Ltd.	121,571	553,148
Majesco Entertainment Company	162,561	162,561
MIND C.T.I. Ltd.	1,315	2,617
Mitek Systems, Inc.	407,844	1,301,022
Motricity, Inc.	705,781	522,278
NetSol Technologies, Inc.	2,200	14,212
NetSuite, Inc.	16	1,016
OPNET Technologies, Inc.	2,075	88,042
Parametric Technology Corporation	2,315	46,717
Rosetta Stone, Inc.	105,799	1,238,906
Sky-Mobi Ltd. - ADR	91,963	189,444
Sourcefire, Inc.	18,177	777,794
Synchronoss Technologies, Inc.	7,254	148,634
Take-Two Interactive Software, Inc.	584,929	6,521,958
TeleNav, Inc.	3,197	22,507
THQ, Inc.	57,095	161,579
TigerLogic Corporation	100	202
TiVo, Inc.	448,444	4,551,707
Top Image Systems Ltd.	17,537	66,641
Trunkbow International Holdings Ltd.	568	613
Tyler Technologies, Inc.	8,226	393,285
Verint Systems, Inc.	25,482	694,894
VirnetX Holding Corporation	165,072	4,960,414
Vringo, Inc.	798,794	2,020,949
Wave Systems Corporation - Class A	879,023	641,687
Websense, Inc.	8,085	106,884
		44,793,830
Materials — 3.7%
Chemicals — 0.5%
ADA-ES, Inc.	91,683	1,786,902
Arabian American Development Company	451	3,851
Cereplast, Inc.	190,990	34,378
China Gengsheng Minerals, Inc.	66,549	26,620
China Green Agriculture, Inc.	137,311	472,350
Clean Diesel Technologies, Inc.	123,545	333,571
CVR Partners, L.P.	1,567	42,372
Flexible Solutions International, Inc.	31	44
Gulf Resources, Inc.	284,415	386,804
Hawkins, Inc.	13,758	537,938
Intrepid Potash, Inc.	3,600	78,228

50

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Materials — 3.7% (Continued)
Chemicals — 0.5% (Continued)
KMG Chemicals, Inc.	168	$2,869
Kronos Worldwide, Inc.	3,200	42,720
NL Industries, Inc.	100	1,017
Olin Corporation	2,900	60,146
Senomyx, Inc.	2,703	4,703
Tredegar Corporation	21,494	364,753
Yongye International, Inc.	446,003	2,470,857
Zoltek Companies, Inc.	269,432	1,845,609
		8,495,732
Construction Materials — 0.0% (a)
Eagle Materials, Inc.	5,712	302,565

Containers & Packaging — 0.2%
Ball Corporation	500	21,415
Greif, Inc. - Class B	245	11,098
Myers Industries, Inc.	39,558	586,645
Owens-Illinois, Inc.	15,281	297,827
Sealed Air Corporation	762	12,360
Silgan Holdings, Inc.	51,996	2,251,947
		3,181,292
Metals & Mining — 2.9%
A.M. Castle & Company	92,469	1,123,498
AK Steel Holding Corporation	1,163,744	5,865,270
AMCOL International Corporation	80,312	2,536,253
Atlatsa Resources Corporation	204,106	32,637
Augusta Resource Corporation	25	68
Aurcana Corporation	4,000	4,280
Avalon Rare Metals, Inc.	187,356	301,643
Avino Silver & Gold Mines Ltd.	493	764
Carpenter Technology Corporation	21,273	1,034,081
CD International Enterprises, Inc.	17,830	3,209
China Gerui Advanced Materials Group Ltd.	10,110	14,963
China Natural Resources, Inc.	4,107	24,026
China Precision Steel, Inc.	27,410	46,871
China Shen Zhou Mining & Resources, Inc.	116,820	30,373
Crosshair Energy Corporation	176,804	22,984
General Moly, Inc.	372,804	1,379,375
General Steel Holdings, Inc.	126,627	148,154
Gold Reserve, Inc.	853	2,764
Gold Resource Corporation	104,671	1,750,099
Golden Minerals Company	8,700	38,019
Great Northern Iron Ore Properties	1,522	116,418
Hecla Mining Company	754,423	4,964,103
Horsehead Holding Corporation	33,092	299,483

51

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Materials — 3.7% (Continued)
Metals & Mining — 2.9% (Continued)
Jaguar Mining, Inc.	574,260	$597,230
Kaiser Aluminum Corporation	10,110	612,464
Kimber Resources, Inc.	11,900	7,021
Materion Corporation	44,642	935,250
McEwen Mining, Inc.	1,922,496	9,343,331
Mesabi Trust	23,617	620,891
Midway Gold Corporation	334,774	569,116
Molycorp, Inc.	422,728	4,396,371
Nautilus Minerals, Inc.	1,872	1,329
Olympic Steel, Inc.	85,361	1,536,498
Paramount Gold and Silver Corporation	1,005,118	2,673,614
Polymet Mining Corporation	278,040	305,844
Puda Coal, Inc.	61,600	3,080
Rare Element Resources Ltd.	479,628	1,956,882
Revett Minerals, Inc.	162	580
RTI International Metals, Inc.	97,419	2,220,179
Santa Fe Gold Corporation	2,959	828
Seabridge Gold, Inc.	19,081	328,956
Silver Bull Resources, Inc.	124,711	60,610
SinoCoking Coal and Coke Chemical Industries, Inc.	113,209	173,210
Tanzanian Royalty Exploration Corporation	501,103	2,540,592
Titanium Metals Corporation	324,638	3,801,511
United States Antimony Corporation	36,548	74,558
Yamana Gold, Inc.	1,355	27,363
		52,526,643
Paper & Forest Products — 0.1%
Deltic Timber Corporation	601	40,784
MeadWestvaco Corporation	10,600	314,714
Neenah Paper, Inc.	38,944	1,008,649
Orient Paper, Inc.	143,861	287,722
Resolute Forest Products	61,239	747,116
		2,398,985
Telecommunication Services — 1.2%
Diversified Telecommunication Services — 0.6%
Alaska Communications Systems Group, Inc.	790,132	1,817,304
CenturyLink, Inc.	16	614
Cincinnati Bell, Inc.	27,689	144,260
Elephant Talk Communications, Inc.	153,797	169,177
Fairpoint Communications, Inc.	199,541	1,464,631
Frontier Communications Corporation	210,449	993,319
Globalstar, Inc.	63,449	26,014
Hawaiian Telcom Holdco, Inc.	178	3,038
HickoryTech Corporation	32	341
Iridium Communications, Inc.	28,372	209,669

52

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Telecommunication Services — 1.2% (Continued)
Diversified Telecommunication Services — 0.6% (Continued)
Lumos Networks Corporation	9,434	$74,245
magicJack VocalTec Ltd.	172,566	3,511,718
Otelco, Inc.	8,905	17,187
Radcom Ltd.	52,588	113,064
Towerstream Corporation	658,658	2,318,476
		10,863,057
Wireless Telecommunication Services — 0.6%
Boingo Wireless, Inc.	36,447	266,792
Leap Wireless International, Inc.	263,552	1,407,368
NII Holdings, Inc.	1,234,294	9,837,323
		11,511,483
Utilities — 0.9%
Electric Utilities — 0.1%
Exelon Corporation	172	6,154
MGE Energy, Inc.	2,300	121,072
NV Energy, Inc.	17,184	326,668
Otter Tail Corporation	56,772	1,369,908
		1,823,802
Gas Utilities — 0.6%
AGL Resources, Inc.	187	7,635
China Natural Gas, Inc.	187,792	140,844
Ferrellgas Partners, L.P.	216,652	3,906,235
Laclede Group, Inc. (The)	55,590	2,314,768
New Jersey Resources Corporation	13,934	619,506
Northwest Natural Gas Company	34,183	1,590,535
Piedmont Natural Gas Company, Inc.	47,588	1,516,630
UGI Corporation	200	6,458
WGL Holdings, Inc.	25,246	1,004,033
		11,106,644
Independent Power Producers & Energy Traders — 0.2%
American DG Energy, Inc.	26,108	65,792
Atlantic Power Corporation	57,323	860,992
Dynegy, Inc.	6,435	120,336
NRG Energy, Inc.	2,800	60,368
Ormat Technologies, Inc.	67,707	1,288,464
U.S. Geothermal, Inc.	214,915	69,332
		2,465,284
Multi-Utilities — 0.0% (a)
CH Energy Group, Inc.	8,482	551,585
SCANA Corporation	1,400	68,712
		620,297

53

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.4% (Continued)	Shares	Value
Utilities — 0.9% (Continued)
Water Utilities — 0.0% (a)
Artesian Resources Corporation - Class A	300	$6,903
Cadiz, Inc.	24	206
Connecticut Water Service, Inc.	270	8,270
Consolidated Water Company Ltd.	210	1,649
Middlesex Water Company	395	7,639
SJW Corporation	300	7,272
		31,939

Total Common Stocks (Proceeds $1,294,617,486)		$1,116,435,670

OTHER INVESTMENTS — 13.8%	Shares	Value
Firsthand Technology Value Fund, Inc.	11,629	$208,624
iPath S&P 500 VIX Mid-Term Futures ETN	287,614	9,054,089
iPath S&P 500 VIX Short-Term Futures ETN	878,850	32,517,450
iShares S&P 500 ETF	517,800	73,258,344
ProShares VIX Short-Term Futures ETF	350,000	6,912,500
SPDR S&P 500 ETF Trust	72,800	10,277,904
Vanguard S&P 500 ETF	1,770,815	114,447,774
WisdomTree Earnings 500 Fund	83	4,090
Total Other Investments (Proceeds $251,866,341)		$246,680,775

WARRANTS — 0.0% (a)	Shares	Value
American International Group, Inc.	854	$12,084
Magnum Hunter Resources Corporation (b)	15,718	471
Total Warrants (Proceeds $14,294)		$12,555

Total Securities Sold Short — 76.2% (Proceeds $1,546,498,121)		$1,363,129,000

ADR - American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.

(b)	Security value has been determined in good faith by the Board of Trustees. Total value of such securities is $(328,032) at October 31, 2012, representing less than (0.1%) of net assets (Note 2).

See accompanying notes to financial statements.

54

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* October 31, 2012

COMMON STOCKS — 99.4%	Shares	Value
Consumer Discretionary — 13.7%
Auto Components — 1.4%
Other Auto Components (a)		$716,871

Distributors — 0.4%
Other Distributors (a)		192,441

Diversified Consumer Services — 1.4%
DeVry, Inc.	8,065	211,787
Other Diversified Consumer Services (a)		501,675
		713,462
Hotels, Restaurants & Leisure — 3.0%
Cracker Barrel Old Country Store, Inc.	3,500	222,775
Scientific Games Corporation (b)	22,383	184,212
Other Hotels, Restaurants & Leisure (a)		1,091,016
		1,498,003
Household Durables — 1.0%
Other Household Durables (a)		485,303

Internet & Catalog Retail — 0.1%
Other Internet & Catalog Retail (a)		28,966

Leisure Equipment & Products — 0.5%
Other Leisure Equipment & Products (a)		233,138

Media — 1.7%
Lions Gate Entertainment Corporation (b)	12,144	202,562
Scholastic Corporation	5,539	182,732
Other Media (a)		489,084
		874,378
Multiline Retail — 0.3%
Other Multiline Retail (a)		140,868

Specialty Retail — 2.3%
Group 1 Automotive, Inc.	2,931	181,751
Sonic Automotive, Inc. - Class A	9,377	181,914
Other Specialty Retail (a)		815,641
		1,179,306
Textiles, Apparel & Luxury Goods — 1.6%
Other Textiles, Apparel & Luxury Goods (a)		829,073

Consumer Staples — 3.9%
Beverages — 0.1%
Other Beverages (a)		54,489

55

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 99.4% (Continued)	Shares	Value
Consumer Staples — 3.9% (Continued)
Food & Staples Retailing — 0.2%
Other Food & Staples Retailing (a)		$107,833

Food Products — 2.2%
Darling International, Inc. (b)	13,281	219,535
Dean Foods Company (b)	12,351	207,991
Sanderson Farms, Inc.	3,995	180,933
Other Food Products (a)		510,786
		1,119,245
Household Products — 0.5%
Spectrum Brands Holdings, Inc. (b)	4,899	222,856
Other Household Products (a)		48,630
		271,486
Personal Products — 0.9%
Nu Skin Enterprises, Inc. - Class A	4,075	192,870
Other Personal Products (a)		232,949
		425,819
Energy — 6.9%
Energy Equipment & Services — 2.2%
Other Energy Equipment & Services (a)		1,095,065

Oil, Gas & Consumable Fuels — 4.7%
Alon USA Energy, Inc.	24,166	317,300
Arch Coal, Inc.	41,689	331,844
Cloud Peak Energy, Inc. (b)	10,940	230,834
Delek US Holdings, Inc.	10,116	260,487
Other Oil, Gas & Consumable Fuels (a)		1,205,230
		2,345,695
Financials — 16.5%
Capital Markets — 3.1%
Other Capital Markets (a)		1,553,774

Commercial Banks — 3.5%
Texas Capital Bancshares, Inc. (b)	4,313	204,738
Other Commercial Banks (a)		1,542,627
		1,747,365
Consumer Finance — 0.3%
Other Consumer Finance (a)		132,679

Diversified Financial Services — 0.2%
Other Diversified Financial Services (a)		82,544

Insurance — 4.4%
Allied World Assurance Company Holdings A.G.	2,273	182,522
First American Financial Corporation	8,888	202,202

56

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 99.4% (Continued)	Shares	Value
Financials — 16.5% (Continued)
Insurance — 4.4% (Continued)
Other Insurance (a)		$1,845,990
		2,230,714
Real Estate Investment Trusts (REIT) — 2.5%
Other Real Estate Investment Trusts (REIT) (a)		1,256,211

Real Estate Management & Development — 1.0%
Other Real Estate Management & Development (a)		483,843

Thrifts & Mortgage Finance — 1.5%
Other Thrifts & Mortgage Finance (a)		765,973

Health Care — 17.0%
Biotechnology — 2.9%
Affymax, Inc. (b)	9,375	213,656
Infinity Pharmaceuticals, Inc. (b)	9,523	213,220
NPS Pharmaceuticals, Inc. (b)	20,604	190,381
Seattle Genetics, Inc. (b)	6,871	172,874
Other Biotechnology (a)		674,141
		1,464,272
Health Care Equipment & Supplies — 3.9%
Alere, Inc. (b)	9,069	174,125
Hill-Rom Holdings, Inc.	9,810	275,563
Other Health Care Equipment & Supplies (a)		1,503,795
		1,953,483
Health Care Providers & Services — 6.2%
Health Management Associates, Inc. - Class A (b)	41,925	306,052
Health Net, Inc. (b)	10,755	231,448
Metropolitan Health Networks, Inc. (b)	17,922	195,887
Select Medical Holdings Corporation (b)	19,177	203,084
Other Health Care Providers & Services (a)		2,179,618
		3,116,089
Health Care Technology — 0.9%
Other Health Care Technology (a)		429,196

Life Sciences Tools & Services — 1.3%
Other Life Sciences Tools & Services (a)		635,107

Pharmaceuticals — 1.8%
Jazz Pharmaceuticals plc (b)	3,176	170,647
Medicis Pharmaceutical Corporation - Class A	4,985	216,399
Other Pharmaceuticals (a)		518,910
		905,956

57

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 99.4% (Continued)	Shares	Value
Industrials — 15.1%
Aerospace & Defense — 2.5%
Exelis, Inc.	28,676	$317,157
GeoEye, Inc. (b)	5,792	181,695
Other Aerospace & Defense (a)		732,597
		1,231,449
Air Freight & Logistics — 0.2%
Other Air Freight & Logistics (a)		77,175

Airlines — 0.9%
Alaska Air Group, Inc. (b)	6,190	236,706
Other Airlines (a)		211,587
		448,293
Building Products — 0.1%
Other Building Products (a)		44,909

Commercial Services & Supplies — 2.7%
Steelcase, Inc. - Class A	23,338	233,613
Other Commercial Services & Supplies (a)		1,128,464
		1,362,077
Construction & Engineering — 1.2%
Shaw Group, Inc. (The) (b)	5,185	227,051
Other Construction & Engineering (a)		394,253
		621,304
Electrical Equipment — 0.8%
Other Electrical Equipment (a)		391,169

Machinery — 2.5%
Other Machinery (a)		1,228,062

Marine — 0.1%
Other Marine (a)		53,072

Professional Services — 1.6%
Other Professional Services (a)		801,691

Road & Rail — 1.2%
Other Road & Rail (a)		625,305

Trading Companies & Distributors — 1.3%
H&E Equipment Services, Inc.	11,684	177,831
Other Trading Companies & Distributors (a)		495,023
		672,854
Information Technology — 18.5%
Communications Equipment — 3.0%
Brocade Communications Systems, Inc. (b)	53,775	285,007

58

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 99.4% (Continued)	Shares	Value
Information Technology — 18.5% (Continued)
Communications Equipment — 3.0% (Continued)
EchoStar Corporation - Class A (b)	9,376	$297,782
Other Communications Equipment (a)		924,777
		1,507,566
Computers & Peripherals — 0.4%
Other Computers & Peripherals (a)		214,521

Electronic Equipment, Instruments & Components — 3.8%
Anixter International, Inc.	2,945	172,636
Power-One, Inc. (b)	49,904	201,113
Other Electronic Equipment, Instruments & Components (a)		1,532,625
		1,906,374
Internet Software & Services — 2.3%
Dice Holdings, Inc. (b)	20,403	180,159
Liquidity Services, Inc. (b)	5,767	237,773
Other Internet Software & Services (a)		742,436
		1,160,368
IT Services — 2.7%
Lender Processing Services, Inc.	9,523	229,600
Other IT Services (a)		1,111,824
		1,341,424
Office Electronics — 0.2%
Other Office Electronics (a)		91,262

Semiconductors & Semiconductor Equipment — 3.9%
Cymer, Inc. (b)	2,686	214,047
Other Semiconductors & Semiconductor Equipment (a)		1,706,217
		1,920,264
Software — 2.2%
CommVault Systems, Inc. (b)	3,092	192,848
Other Software (a)		926,060
		1,118,908
Materials — 6.5%
Chemicals — 2.6%
American Vanguard Corporation	5,911	211,200
Other Chemicals (a)		1,105,763
		1,316,963
Containers & Packaging — 1.7%
Greif, Inc. - Class A	5,413	227,130
Silgan Holdings, Inc.	9,269	401,440
Other Containers & Packaging (a)		207,918
		836,488

59

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 99.4% (Continued)	Shares	Value
Materials — 6.5% (Continued)
Metals & Mining — 1.7%
Metals USA Holdings Corporation (b)	12,910	$188,228
Other Metals & Mining (a)		671,338
		859,566
Paper & Forest Products — 0.5%
Other Paper & Forest Products (a)		232,430

Telecommunication Services — 0.8%
Diversified Telecommunication Services — 0.6%
Other Diversified Telecommunication Services (a)		328,668

Wireless Telecommunication Services — 0.2%
Other Wireless Telecommunication Services (a)		85,841

Utilities — 0.5%
Electric Utilities — 0.2%
Other Electric Utilities (a)		96,701

Gas Utilities — 0.0% (c)
Other Gas Utilities (a)		4,260

Independent Power Producers & Energy Traders — 0.0% (c)
Other Independent Power Producers & Energy Traders (a)		764

Multi-Utilities — 0.2%
Other Multi-Utilities (a)		76,616

Water Utilities — 0.1%
Other Water Utilities (a)		56,016

Total Common Stocks (Cost $48,530,541)		$49,781,007

OTHER INVESTMENTS — 0.0% (c)	Shares	Value
Other Investments (Cost $3,201) (a)		$3,283

60

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

MONEY MARKET FUNDS — 3.0%	Shares	Value
UMB Money Market Fiduciary, 0.01% (d) (Cost $1,509,137)	1,509,137	$1,509,137

Total Investments at Value — 102.4% (Cost $50,042,879)		$51,293,427

Liabilities in Excess of Other Assets — (2.4%)		(1,220,595)

Net Assets — 100.0%		$50,072,832

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov

(a)
Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of October 31, 2012.

(b)	Non-income producing security.

(c)	Percentage rounds to less than 0.1%.

(d)	Variable rate security. The rate shown is the 7-day effective yield as of October 31, 2012.

See accompanying notes to financial statements.

61

TFS HEDGED FUTURES FUND SCHEDULE OF INVESTMENTS October 31, 2012

U.S. TREASURY OBLIGATIONS (a) — 21.4%	Par Value	Value
U.S. Treasury Bills,
0.11%, due 01/24/2013	$1,950,000	$1,949,567
0.11%, due 02/07/2013	3,500,000	3,498,929
0.11%, due 02/21/2013	1,950,000	1,949,288
0.12%, due 02/28/2013	5,500,000	5,497,729
0.125%, due 03/14/2013	3,500,000	3,498,320
0.135%, due 04/04/2013	4,000,000	3,997,692
0.13%, due 04/18/2013	3,903,000	3,900,451
Total U.S. Treasury Obligations (Cost $24,292,328)		$24,291,976

MONEY MARKET FUNDS — 62.4%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.17% (b)	11,513,100	$11,513,100
Fidelity Institutional Money Market Portfolio - Class I, 0.16% (b)	32,289,504	32,289,504
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.16% (b)	11,513,243	11,513,243
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.16% (b)	2,000,673	2,000,673
PIMCO Money Market Fund - Institutional Class, 0.01% (b)	2,000,684	2,000,684
Vanguard Prime Money Market Fund - Investor Shares, 0.04% (b)	11,511,577	11,511,577
Total Money Market Funds (Cost $70,828,781)		$70,828,781

Total Investments at Value — 83.8% (Cost $95,121,109)		$95,120,757

Other Assets in Excess of Liabilities — 16.2%		18,420,192	(c)

Net Assets — 100.0%		$113,540,949

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.

(b)	Variable rate security. The rate shown is the 7-day effective yield as of October 31, 2012.

(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to financial statements.

62

TFS HEDGED FUTURES FUND SCHEDULE OF FUTURES CONTRACTS October 31, 2012

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Class III Milk Future	12/04/2012	6	$252,840	$2,810
Cocoa Future	12/13/2012	29	692,520	(17,373)
Corn Future	12/14/2012	63	2,380,613	(9,526)
Crude Oil Future	11/15/2012	35	3,797,500	(116,505)
Frozen Concentrate Orange Juice Future	01/10/2013	55	878,625	(49,865)
Gas Oil Future	11/12/2012	20	1,908,000	(38,623)
Gas Oil Future	12/12/2012	20	1,892,000	(17,900)
Gold Future	12/27/2012	27	4,647,240	170,159
Heating Oil Future	11/30/2012	7	898,670	(6,482)
Platinum Future	01/29/2013	5	393,025	(16,838)
Silver Future	12/27/2012	2	322,800	(11,382)
Soybean Future	01/14/2013	62	4,801,125	(13,335)
Soybean Meal Future	12/14/2012	168	8,100,960	(186,765)
Soybean Oil Future	12/14/2012	46	1,384,416	(55,146)
Sugar #11 Future	02/28/2013	148	3,225,689	(141,946)
Wheat Future	12/14/2012	23	994,175	(9,493)
Total Commodity Futures			36,570,198	(518,210)

CURRENCY FUTURES
Australian Dollar Future	12/17/2012	102	10,543,740	16,538
Canadian Dollar Future	12/18/2012	2	200,000	370
Mexican Peso Future	12/17/2012	316	12,008,000	(103,565)
Total Currency Futures			22,751,740	(86,657)

Total Futures Contracts			$59,321,938	$(604,867)

See accompanying notes to financial statements.

63

TFS HEDGED FUTURES FUND SCHEDULE OF FUTURES CONTRACTS SOLD SHORT October 31, 2012

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Coffee Future	12/18/2012	18	$1,043,888	$52,368
Copper Future	12/27/2012	1	88,050	745
Cotton No. 2 Future	12/06/2012	22	770,770	23,587
Crude Oil Future	11/16/2012	45	3,875,400	228,695
Feeder Cattle Future	11/15/2012	75	5,481,562	34,755
Lean Hogs Future	12/14/2012	128	4,008,960	16,710
Live Cattle Future	12/31/2012	66	3,321,780	3,348
Lumber Future	01/15/2013	208	7,577,856	(592,543)
Natural Gas Future	11/28/2012	222	8,196,240	368,160
Oats Future	12/14/2012	53	1,030,850	(341)
Palladium Future	12/27/2012	15	910,575	59,814
Total Commodity Futures			36,305,931	195,298

CURRENCY FUTURES
British Pound Future	12/17/2012	43	4,336,013	(12,649)
Euro FX Future	12/17/2012	39	6,319,950	(18,057)
Japanese Yen Future	12/17/2012	31	4,856,538	69,455
Swiss Franc Future	12/17/2012	55	7,385,813	(31,233)
Total Currency Futures			22,898,314	7,516

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	11/20/2012	262	4,873,200	(160,739)
CBOE Volatility Index (VIX) Future	12/18/2012	323	6,250,050	(525,215)
E-Mini S&P 500 Future	12/21/2012	651	45,732,750	1,331,473
Total Financial Futures			56,856,000	645,519

Total Futures Contracts Sold Short			$116,060,245	$848,333

See accompanying notes to financial statements.

64

TFS CAPITAL INVESTMENT TRUST STATEMENTS OF ASSETS AND LIABILITIES October 31, 2012

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund*
ASSETS
Investments in securities:
At acquisition cost	$1,722,438,790	$50,042,879	$95,121,109
At value (Note 2)	$1,776,628,766	$51,293,427	$95,120,757
Cash	—	—	299,615
Cash denominated in foreign currency	3,428,458 (a)	—	—
Deposits with brokers for securities sold short (Note 2)	1,418,042,905	—	—
Margin deposits for futures contracts (Notes 2 and 6)	—	—	19,277,754
Dividends and interest receivable	806,367	16,938	7,474
Receivable for investment securities sold	93,300,300	7,655,750	3,902,355
Receivable for capital shares sold	4,983,053	37,364	355,934
Variation margin receivable (Notes 2 and 6)	—	—	971,700
Other assets	56,528	14,197	26,176
TOTAL ASSETS	3,297,246,377	59,017,676	119,961,765

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $1,546,498,121)	1,363,129,000	—	—
Variation margin payable (Notes 2 and 6)	—	—	1,668,095
Payable for investment securities purchased	135,550,745	8,820,244	4,508,832
Payable for capital shares redeemed	2,317,258	50,670	36,789
Dividends payable on securities sold short (Note 2)	171,262	—	—
Payable to Adviser (Note 4)	3,415,369	45,603	182,349
Payable to administrator (Note 4)	175,215	11,840	13,370
Accrued brokerage expense on securities sold short (Note 2)	3,061,178	—	—
Other accrued expenses and liabilities	123,638	16,487	11,381
TOTAL LIABILITIES	1,507,943,665	8,944,844	6,420,816

NET ASSETS	$1,789,302,712	$50,072,832	$113,540,949

Net assets consist of:
Paid-in capital	$1,751,696,318	$41,194,133	$111,263,891
Accumulated net investment loss	(14,140,543)	—	(954,603)
Accumulated net realized gains (losses) from security transactions and other financial instruments	(185,849,092)	7,628,151	2,988,547
Net unrealized appreciation (depreciation) on:
Investments	54,189,976	1,250,548	(352)
Short positions	183,369,121	—	—
Futures contracts	—	—	243,466
Translation of assets and liabilities in foreign currencies	36,932	—	—
Net assets	$1,789,302,712	$50,072,832	$113,540,949

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	117,460,889	3,693,883	10,282,783

Net asset value, redemption price and offering price per share (b) (Note 2)	$15.23	$13.56	$11.04

*	Consolidated financial statement (Note 1).

(a)	Cost of cash denominated in foreign currency is $3,403,954.

(b)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held.

See accompanying notes to financial statements.

65

TFS CAPITAL INVESTMENT TRUST STATEMENTS OF OPERATIONS For the Year Ended October 31, 2012(a)

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund*
INVESTMENT INCOME
Dividends	$33,037,057	$855,621	$43,047
Foreign tax withholding	(95,809)	(96)	—
Interest	21,105	68	7,160
TOTAL INVESTMENT INCOME	32,962,353	855,593	50,207

EXPENSES
Brokerage expense on securities sold short (Note 2)	92,433,105	—	—
Investment advisory fees (Note 4)	38,994,424	620,520	873,748
Dividend expense on securities sold short (Note 2)	15,133,239	—	—
Administration fees (Note 4)	994,271	60,000	53,393
Accounting services fees (Note 4)	601,602	40,169	31,993
Custodian fees	436,099	46,793	21,310
Transfer agent fees (Note 4)	333,726	34,900	16,640
Registration and filing fees	94,176	29,589	28,676
Professional fees	68,325	36,365	32,196
Pricing fees	101,724	15,274	193
Trustees’ fees and expenses	38,977	38,977	17,008
Postage and supplies	72,506	13,102	3,611
Compliance service fees and expenses (Note 4)	40,266	12,151	8,290
Borrowing costs (Note 5)	57,911	1,713	—
Printing of shareholder reports	35,131	7,199	3,618
Insurance expense	35,387	1,834	604
Other expenses	25,078	10,881	6,383
TOTAL EXPENSES	149,495,947	969,467	1,097,663
Investment advisory fee reductions (Note 4)	—	(100,740)	(92,853)
NET EXPENSES	149,495,947	868,727	1,004,810
NET INVESTMENT LOSS	(116,533,594)	(13,134)	(954,603)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, SECURITIES SOLD SHORT, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gains (losses) from:
Investments	214,856,225	8,201,572	670
Securities sold short	(64,020,799)	—	—
Futures contracts	—	—	2,987,877
Foreign currency translation	(30,004)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(25,378,884)	(2,322,308)	(352)
Securities sold short	115,098,579	—	—
Futures contracts	—	—	243,466
Foreign currency translation	36,951	—	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	240,562,068	5,879,264	3,231,661
NET INCREASE IN NET ASSETS FROM OPERATIONS	$124,028,474	$5,866,130	$2,277,058

*	Consolidated financial statement (Note 1).

(a)	Except for TFS Hedged Futures Fund, which represents the period from commencement of operations (December 29, 2011) through October 31, 2012.

See accompanying notes to financial statements.

66

TFS MARKET NEUTRAL FUND STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2012	Year Ended October 31, 2011
FROM OPERATIONS
Net investment loss	$(116,533,594)	$(101,893,867)
Net realized gains (losses) from:
Investments	214,856,225	(57,639,740)
Securities sold short	(64,020,799)	32,458,231
Foreign currency transactions	(30,004)	(51,262)
Net change in unrealized appreciation (depreciation) on:
Investments	(25,378,884)	8,870,392
Securities sold short	115,098,579	76,725,277
Foreign currency translation	36,951	(19)
Net increase (decrease) in net assets from operations	124,028,474	(41,530,988)

FROM DISTRIBUTIONS (Note 2)
Distributions from net realized gains from security transactions	(28,690,939)	(107,375,129)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	532,434,224	1,086,344,768
Net asset value of shares issued in reinvestment of distributions to shareholders	21,400,921	89,339,826
Proceeds from redemption fees collected (Note 2)	131,452	170,403
Payments for shares redeemed	(622,266,606)	(406,903,124)
Net increase (decrease) in net assets from capital share transactions	(68,300,009)	768,951,873

TOTAL INCREASE IN NET ASSETS	27,037,526	620,045,756

NET ASSETS
Beginning of year	1,762,265,186	1,142,219,430
End of year	$1,789,302,712	$1,762,265,186

ACCUMULATED NET INVESTMENT LOSS	$(14,140,543)	$—

CAPITAL SHARE ACTIVITY
Shares sold	35,586,827	71,231,581
Shares issued in reinvestment of distributions to shareholders	1,500,766	6,085,819
Shares redeemed	(41,952,004)	(27,272,508)
Net increase (decrease) in shares outstanding	(4,864,411)	50,044,892
Shares outstanding, beginning of year	122,325,300	72,280,408
Shares outstanding, end of year	117,460,889	122,325,300

See accompanying notes to financial statements.

67

TFS SMALL CAP FUND STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2012	Year Ended October 31, 2011
FROM OPERATIONS
Net investment loss	$(13,134)	$(156,314)
Net realized gains (losses) from:
Investments	8,201,572	(195,385)
Securities sold short	—	3,001
Net change in unrealized appreciation (depreciation) on investments	(2,322,308)	674,114
Net increase in net assets from operations	5,866,130	325,416

FROM DISTRIBUTIONS (Note 2)
Distributions from net realized gains from security transactions	(120,141)	(2,235,241)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	12,605,584	34,491,562
Net asset value of shares issued in reinvestment of distributions to shareholders	95,370	2,062,420
Proceeds from redemption fees collected (Note 2)	7,846	19,574
Payments for shares redeemed	(19,655,848)	(19,173,870)
Net increase (decrease) in net assets from capital share transactions	(6,947,048)	17,399,686

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,201,059)	15,489,861

NET ASSETS
Beginning of year	51,273,891	35,784,030
End of year	$50,072,832	$51,273,891

ACCUMULATED NET INVESTMENT INCOME	$—	$—

CAPITAL SHARE ACTIVITY
Shares sold	973,223	2,672,521
Shares issued in reinvestment of distributions to shareholders	7,934	164,599
Shares redeemed	(1,535,278)	(1,576,877)
Net increase (decrease) in shares outstanding	(554,121)	1,260,243
Shares outstanding, beginning of year	4,248,004	2,987,761
Shares outstanding, end of year	3,693,883	4,248,004

See accompanying notes to financial statements.

68

TFS HEDGED FUTURES FUND STATEMENT OF CHANGES IN NET ASSETS*

Period Ended October 31, 2012(a)
FROM OPERATIONS
Net investment loss	$(954,603)
Net realized gains from:
Investments	670
Futures contracts	2,987,877
Net change in unrealized appreciation (depreciation) on:
Investments	(352)
Futures contracts	243,466
Net increase in net assets from operations	2,277,058

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	115,630,089
Proceeds from redemption fees collected (Note 2)	5,865
Payments for shares redeemed	(4,372,063)
Net increase in net assets from capital share transactions	111,263,891

TOTAL INCREASE IN NET ASSETS	113,540,949

NET ASSETS
Beginning of period	—
End of period	$113,540,949

ACCUMULATED NET INVESTMENT LOSS	$(954,603)

CAPITAL SHARE ACTIVITY
Shares sold	10,688,187
Shares redeemed	(405,404)
Net increase in shares outstanding	10,282,783
Shares outstanding, beginning of period	—
Shares outstanding, end of period	10,282,783

*	Consolidated financial statement (Note 1).

(a)	Represents the period from commencement of operations (December 29, 2011) through October 31, 2012.

See accompanying notes to financial statements.

69

TFS MARKET NEUTRAL FUND FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each period:	Year Ended October 31, 2012	Year Ended October 31, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009		Four Months Ended October 31, 2008(a)		Year Ended June 30, 2008
Net asset value at beginning of period	$14.41	$15.80		$14.92		$13.25		$15.59		$14.59

Income (loss) from investment operations:
Net investment loss	(0.99)	(0.83)		(0.45)		(0.24)		(0.09)		(0.23)
Net realized and unrealized gains (losses) on investments	2.05	0.93		1.43		2.13		(2.27)		1.56
Total from investment operations	1.06	0.10		0.98		1.89		(2.36)		1.33

Less distributions:
Distributions from net investment income	—	—		—		—		—		(0.01)
Distributions from net realized gains from security transactions	(0.24)	(1.49)		(0.10)		(0.25)		—		(0.40)
Total distributions	(0.24)	(1.49)		(0.10)		(0.25)		—		(0.41)

Proceeds from redemption fees collected (Note 2)	0.00 (b)	0.00	(b)	0.00	(b)	0.03		0.02		0.08

Net asset value at end of period	$15.23	$14.41		$15.80		$14.92		$13.25		$15.59

Total return (c)	7.48%	0.43%		6.60%		14.86%		(15.01%	)(d)	9.93%

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,789,303	$1,762,265		$1,142,219		$828,409		$378,564		$271,239

Ratio of total expenses to average net assets	8.63%	8.10%		4.52%		4.70%		4.60%	(e)	4.05%

Ratio of net expenses to average net assets	8.63%	8.12%	(f)	4.55%	(f)	4.67%	(g)	4.55%	(e)(g)	3.94%	(g)

Ratio of net expenses to average net assets excluding dividend expense (h)	7.75%	7.38%		3.81%		3.84%	(g)	3.68%	(e)(g)	2.80%	(g)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (h)	2.42%	2.47%		2.50%		2.49%	(g)	2.49%	(e)(g)	2.50%	(g)

Ratio of net investment loss to average net assets	(6.73% )	(6.56%	)	(3.16%	)	(2.32%	)	(2.24%	)(e)	(2.15%	)

Portfolio turnover rate	607%	751%		703%		429%		204%	(d)	536%

(a)	Fund changed fiscal year end to October 31.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Includes recoupment by the Advisor of prior years’ advisory fee reductions and expense reimbursements (Note 4).

(g)	Ratio was determined after advisory fee reductions (Note 4).

(h)
Dividend expense, borrowing costs and brokerage expense on securities sold short totaled 6.21%, 5.65%, 2.05%, 2.18%, 2.06%(e) and 1.44% of average net assets for the periods ended October 31, 2012, 2011, 2010, 2009 and 2008 and June 30, 2008, respectively.

See accompanying notes to financial statements.

70

TFS SMALL CAP FUND FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each period:	Year Ended October 31, 2012		Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Four Months Ended October 31, 2008(a)		Year Ended June 30, 2008
Net asset value at beginning of period	$12.07		$11.98	$9.33		$6.80	$9.31		$13.08

Income (loss) from investment operations:
Net investment income (loss)	(0.00	)(b)	(0.04)	(0.06)		(0.02)	0.01		(0.18)
Net realized and unrealized gains (losses) on investments	1.52		0.87	2.70		2.55	(2.52)		(1.79)
Total from investment operations	1.52		0.83	2.64		2.53	(2.51)		(1.97)

Less distributions:
Distributions from net investment income	—		—	—		(0.01)	—		—
Distributions from net realized gains from security transactions	(0.03)		(0.74)	—		—	—		(1.80)
Total distributions	(0.03)		(0.74)	—		(0.01)	—		(1.80)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00 (b)	0.01		0.01	0.00	(b)	0.00 (b)

Net asset value at end of period	$13.56		$12.07	$11.98		$9.33	$6.80		$9.31

Total return (c)	12.62%		6.68%	28.40%		37.41%	(26.96%	)(d)	(16.40% )

Ratios and supplemental data:
Net assets at end of period (000’s)	$50,073		$51,274	$35,784		$16,623	$3,053		$4,581

Ratio of total expenses to average net assets	1.95%		1.82%	2.31%		5.14%	4.44%	(e)	5.57%

Ratio of net expenses to average net assets (f)	1.75%		1.69%	1.78%		1.88%	0.88%	(e)	2.72%

Ratio of net expenses to average net assets excluding borrowing costs (f)	1.75%		1.68%	1.78%		1.87%	0.87%	(e)	2.68%

Ratio of net investment income (loss) to average net assets	(0.03%	)	(0.31% )	(0.70%	)	(0.63% )	0.28%	(e)	(1.76% )

Portfolio turnover rate	557%		525%	657%		320%	123%	(d)	269%

(a)	Fund changed fiscal year end to October 31.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).

See accompanying notes to financial statements.

71

TFS HEDGED FUTURES FUND FINANCIAL HIGHLIGHTS*

Per share data for a share outstanding throughout the period:	Period Ended October 31, 2012(a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.09)
Net realized and unrealized gains on investments	1.13
Total from investment operations	1.04

Proceeds from redemption fees collected (Note 2)	0.00	(b)

Net asset value at end of period	$11.04

Total return (c)	10.40%	(d)

Ratios and supplemental data:
Net assets at end of period (000’s)	$113,541

Ratio of total expenses to average net assets	2.51%	(e)

Ratio of net expenses to average net assets (f)	2.30%	(e)

Ratio of net investment loss to average net assets	(2.19%	)(e)

Portfolio turnover rate	0%	(g)

*	Consolidated financial statement (Note 1).

(a)	Represents the period from commencement of operations (December 29, 2011) through October 31, 2012.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after advisory fee reductions (Note 4).

(g)	All investments held are excluded from the calculation as they are considered to be short-term investments whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

72

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS October 31, 2012

1. Organization

TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (individually, a “Fund”, and collectively, the “Funds”) are each a diversified series of TFS Capital Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. TFS Market Neutral Fund commenced operations on September 7, 2004. TFS Small Cap Fund commenced operations on March 7, 2006. TFS Hedged Futures Fund commenced operations on December 29, 2011.

The consolidated financial statements of TFS Hedged Futures Fund include TFS Hedged Futures Strategy Offshore Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled Cayman Islands subsidiary. TFS Hedged Futures Fund may invest up to 25% of its total assets in the Subsidiary. TFS Hedged Futures Fund purchases investments through the Subsidiary to provide exposure to the commodities futures market which otherwise may not be possible in a mutual fund structure. All inter-company accounts and transactions have been eliminated in consolidation for TFS Hedged Futures Fund. TFS Hedged Futures Fund and the Subsidiary each have a fiscal year end of October 31st for financial statement consolidation purposes and a nonconforming tax year end of December 31st and November 30th, respectively.

TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market, which the Adviser defines as the S&P 500® Index. In addition, the Fund seeks to produce lower volatility than the movement of the U.S. equity market.

TFS Small Cap Fund seeks long-term capital appreciation. In addition, the Fund seeks to outperform the Russell 2000® Index.

TFS Hedged Futures Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Funds’ portfolio securities are valued at their fair values as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for long positions and at the closing ask price for short positions for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Futures contracts are generally valued at the last quoted sales price on the applicable valuation date. Futures contracts that trade on exchanges that close before 4:00 p.m. Eastern time are valued at the official settlement price of the primary exchange on which it is traded. Prices for these futures contracts are monitored by TFS Capital LLC (the “Adviser”) until 4:00 p.m. Eastern time to determine if fair valuation is required. Other assets and securities for which no quotations are readily available are valued at

73

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

fair value as determined in good faith under the supervision of the Board of Trustees of the Trust (the “Board”) and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The Funds’ investments and securities sold have been categorized based upon a fair value hierarchy in accordance with the Financial Accounting Standards Board’s guidance on fair value measurement. The levels of the fair value hierarchy and their applicability to the Funds are described below:

•
Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date. Level 1 assets and liabilities may include most common stocks, preferred stocks, closed-end, open-end and exchange-traded funds and notes, warrants, futures contracts and cash equivalents.

•
Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active. Assets and liabilities included in this category may include common stocks and warrants that trade infrequently or their trading has been temporarily halted and U.S. treasury obligations and corporate bonds with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

•
Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. Assets and liabilities included in this category may include common stocks that trade infrequently or their trading has been halted for an extended period of time.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement. The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The availability of observable inputs can vary from product to product and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized as Level 3.

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TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of October 31, 2012:

TFS Market Neutral Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,656,039,068	$306,425	$1,747	$1,656,347,240
Preferred Stocks	75,600	—	—	75,600
Other Investments	69,474,266	—	—	69,474,266
Warrants	909	—	—	909
Corporate Bonds	—	2,725	—	2,725
Money Market Funds	50,728,026	—	—	50,728,026
Total	$1,776,317,869	$309,150	$1,747	$1,776,628,766

Other Financial Instruments:
Common Stocks – Sold Short	$(1,116,108,109)	$(255,377)	$(72,184)	$(1,116,435,670)
Other Investments – Sold Short	(246,680,775)	—	—	(246,680,775)
Warrants – Sold Short	(12,084)	(471)	—	(12,555)
Total	$(1,362,800,968)	$(255,848)	$(72,184)	$(1,363,129,000)

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$49,781,007	$—	$—	$49,781,007
Other Investments	3,283	—	—	3,283
Money Market Funds	1,509,137	—	—	1,509,137
Total	$51,293,427	$—	$—	$51,293,427

TFS Hedged Futures Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
U.S. Treasury Obligations	$—	$24,291,976	$—	$24,291,976
Money Market Funds	70,828,781	—	—	70,828,781
Total	$70,828,781	$24,291,976	$—	$95,120,757

Other Financial Instruments:
Futures Contracts	$59,321,938	$—	$—	$59,321,938
Futures Contracts – Sold Short	(116,060,245)	—	—	(116,060,245)
Total	$(56,738,307)	$—	$—	$(56,738,307)

Refer to each Fund’s Summary Schedule of Investments, Schedule of Securities Sold Short, Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short, as applicable, for a listing of the securities valued by security type and industry type.

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TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period. As of October 31, 2012, TFS Small Cap Fund and TFS Hedged Futures Fund did not have any transfers in and out of any Level. Transfers that occurred between Level 1, Level 2 and Level 3 on October 31, 2012 for TFS Market Neutral Fund due to changes in the availability of quoted prices are as follows:

	Common Stocks	Common Stocks Sold Short
Transfers from Level 1 to Level 2	$133,217	$(255,377)
Transfers from Level 1 to Level 3	1,747	(61,894)
Transfers from Level 2 to Level 1	123,132	(2)
Transfers from Level 3 to Level 1	—	(647,937)

There were no transfers between Level 2 and Level 3 as of October 31, 2012. There were no Level 3 securities or derivative instruments held in TFS Small Cap Fund and no Level 3 securities held in TFS Hedged Futures Fund as of October 31, 2012.

The following is a reconciliation of Level 3 investments held and securities sold short in TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value as of October 31, 2012. Because of the inherent uncertainty of valuation, this may differ from the values that would have been used had a ready market for the security existed and this difference could be material.

	Investments	Securities Sold Short
Balance as of October 31, 2011	$—	$(647,937)
Net covers (shorts)	—	(10,290)
Transfers in and/or out of Level 3	1,747	586,043
Balance as of October 31, 2012	$1,747	$(72,184)

The total amount of net unrealized appreciation (depreciation) on the Level 3 investments held and securities sold short at October 31, 2012 was $(9,697) and $502,847, respectively.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of the Level 3 investments:

	Fair Value at 10/31/2012	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input*
Common Stocks	$1,747	Discount from Last Sale Price	Discount Percentage	50%	Decrease
Common Stocks - Sold Short	$(72,184)	Discount from Last Sale Price	Discount Percentage	50%	Increase

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

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TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the years ended October 31, 2012 and October 31, 2011, proceeds from redemption fees totaled $131,452 and $170,403, respectively, for TFS Market Neutral Fund and $7,846 and $19,574, respectively, for TFS Small Cap Fund. During the period ended October 31, 2012, proceeds from redemption fees totaled $5,865 for TFS Hedged Futures Fund.

Investment income (expense) – Dividend income (expense) is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term gains. The tax character of distributions paid by the Funds during the periods ended October 31, 2012 and October 31, 2011 was as follows:

	Periods Ended	Ordinary Income	Long-Term Gains	Total Distributions
TFS Market Neutral Fund	10/31/2012	$23,397,213	$5,293,726	$28,690,939
	10/31/2011	$87,395,252	$19,979,877	$107,375,129
TFS Small Cap Fund	10/31/2012	$322	$119,819	$120,141
	10/31/2011	$2,114,058	$121,183	$2,235,241
TFS Hedged Futures Fund	10/31/2012	$—	$—	$—
	10/31/2011	N/A	N/A	N/A

Short positions – The Funds may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as brokerage expenses on securities sold short in the Statements of Operations. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. The deposits with brokers for securities sold short are reported on the Statements of Assets and Liabilities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. TFS Market Neutral Fund

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TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

and TFS Hedged Futures Fund both engage in short selling as a principal investment strategy while TFS Small Cap Fund does not. TFS Small Cap Fund currently intends to limit its exposure to short positions, if any, to 5% of its net assets.

Futures contracts – TFS Hedged Futures Fund is subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing its investment objective. The Fund may use futures contracts to gain exposure or to hedge against changes in the value of equities, interest rates, foreign currencies or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund upon the purchase or sale of the futures contract. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 5% to 15% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation margin receivable or payable are reported on the Statements of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses – Common expenses of the Trust are allocated between the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Foreign Currency Translation – Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The value of investment securities and other assets and liabilities are translated at the closing rate on the London Stock Exchange each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective date of such transactions.

C.
The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

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TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – The tax year end is October 31st for TFS Market Neutral Fund and TFS Small Cap Fund and December 31st for TFS Hedged Futures Fund. It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its ordinary income (net investment income and specified gains and losses) and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of October 31, 2012:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund
Tax cost of portfolio investments	$1,821,517,633	$51,287,828	$95,121,109
Gross unrealized appreciation	$92,770,849	$2,143,927	$70
Gross unrealized depreciation	(137,659,716)	(2,138,328)	(422)
Net unrealized appreciation (depreciation) on investments	(44,888,867)	5,599	(352)
Net unrealized appreciation on securities sold short	96,598,872	—	—
Net unrealized appreciation on translation of assets and liabilities in foreign currencies	36,932	—	—
Late year ordinary loss	(14,140,543)	—	—
Undistributed ordinary income	—	8,307,899	—
Undistributed long-term gains	—	565,201	—
Accumulated net investment loss	—	—	(957,626)
Other gains	—	—	3,235,036
Accumulated earnings	$37,606,394	$8,878,699	$2,277,058

As of October 31, 2012, the tax cost of securities sold short is $1,459,727,872 for TFS Market Neutral Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing differences in the recognition of capital gains or losses under GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales. The tax cost of portfolio investments for TFS Hedged Futures Fund is equal to the financial statement cost disclosed.

Net qualified late year losses incurred after December 31, 2011 and within the taxable year are deemed to arise on the first day of a Fund’s next taxable year. For the year ended October 31, 2012, TFS Market Neutral Fund intends to defer $14,140,543 of late year ordinary losses to November 1, 2012 for federal tax purposes.

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TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended October 31, 2012, TFS Market Neutral Fund reclassified $102,393,051 of net investment loss against accumulated net realized losses from security transactions and TFS Small Cap Fund reclassified $13,134 of net investment loss against accumulated net realized gains from security transactions on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on the Funds’ nets assets or net asset value per share.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax periods (June 30, 2008 through October 31, 2012) of each Fund, as applicable, and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3. Investment Transactions

During the period ended October 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $10,286,157,949 and $10,450,530,107, respectively, for TFS Market Neutral Fund, $273,478,718 and $280,926,049, respectively, for TFS Small Cap Fund and $0 and $0, respectively for TFS Hedged Futures Fund.

4. Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. TFS Market Neutral Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 2.25% of its average daily net assets up to $1.75 billion and 2.15% of such assets above $1.75 billion. TFS Small Cap Fund and TFS Hedged Futures Fund pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% and 2.00%, respectively, of their average daily net assets.

The Adviser has contractually agreed to reduce its advisory fees and to absorb each Fund’s operating expenses (for the life of the Funds) to the extent necessary to limit aggregate annual ordinary operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short and extraordinary expenses) to 2.50% of TFS Market Neutral Fund’s average daily net assets, 1.75% of TFS Small Cap Fund’s average daily net assets and 2.30% of TFS Hedged Futures Fund’s average daily net assets. During the period ended October 31, 2012, the Adviser reduced its investment advisory fees by $100,740 with respect to TFS Small Cap Fund and $92,853 with respect to TFS Hedged Futures Fund. There were no fee reductions by the Adviser for TFS Market Neutral Fund.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the applicable Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause ordinary operating expenses to exceed the expense caps of 2.50%, 1.75% and 2.30%, respectively, for TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund. As of October 31, 2012, the Adviser has recouped all previous fee reductions for TFS Market Neutral Fund. As of October 31, 2012, the Adviser may

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TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

in the future recoup fee reductions and expense reimbursements totaling $310,945 and $92,853, respectively, from TFS Small Cap Fund and TFS Hedged Futures Fund. The Adviser may recapture these amounts no later than the dates as stated below:

	October 31, 2013	October 31, 2014	October 31, 2015
TFS Small Cap Fund	$143,467	$66,738	$100,740
TFS Hedged Futures Fund	$—	$—	$92,853

Certain Trustees and officers of the Trust are also officers of the Adviser.

AFFILIATED BROKER-DEALER
During the fiscal period ended October 31, 2012, TFS Hedged Futures Fund (the “Fund”) paid commissions of $94,814 to Interactive Brokers LLC (“IB”). Richard Gates, a principal of the Adviser and a Vice President of the Trust, serves as an independent Director of IB. Based on a factual determination by the Adviser that Mr. Gates does not have a controlling influence over IB’s management or policies, the Adviser does not believe that IB is an affiliate, or an affiliate of an affiliate, of the Trust. Nevertheless, the Adviser and the Trust have determined to subject any transactions between the Fund and IB to the same procedures that would be applicable if such transactions were subject to affiliated broker provisions of Section 17(e) of the Investment Company Act of 1940, and Rule 17(e)-1 thereunder.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of the Compliance Consulting Agreement, Drake Compliance, LLC (“Drake”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. In addition, a principal of Drake serves as the Trust’s Chief Compliance Officer. Effective January 1, 2012, for these services, Drake receives $5,000 per month from the Trust, of which each Fund pays its proportionate share. Prior to January 1, 2012, Drake received $4,000 per month from the Trust. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Drake, if any, including, but not limited to, postage and supplies and travel expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus Fund Solutions, LLC (“Ultimus”) supplies executive, administrative and regulatory services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays Ultimus a monthly fee at an annual rate of 0.075% of its average daily net assets up to $500 million, 0.05% of such assets between $500 million and $2 billion, 0.04% of such assets between $2 billion and $3 billion, 0.03% of such assets between $3 billion and $5 billion, and 0.025% of such assets in excess of $5 billion, subject to a minimum monthly fee of $5,000.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For the performance of these services, TFS Market Neutral Fund pays Ultimus a monthly base fee of $4,000 per month plus an asset based fee of 0.005% of average daily gross assets. TFS Small Cap Fund and TFS Hedged Futures Fund each pay Ultimus a base fee of $2,500 per month plus an asset based fee

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TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

of 0.01% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million. In addition, each Fund pays a trade fee for trades in excess of 2,000 portfolio trades per month. Each Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Funds’ portfolio securities.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Each Fund pays Ultimus a monthly fee for these services at an annual rate of $15 to $24 per shareholder account, depending on the nature of the account, subject to a $1,500 minimum monthly fee. In addition, the Funds reimburse Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”), pursuant to which the Distributor provides distribution services and serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor’s fees are paid by the Adviser.

5. Borrowing Costs

During the year ended October 31, 2012, TFS Market Neutral Fund and TFS Small Cap Fund incurred $57,911 and $1,713 of borrowing costs, respectively, with the Funds’ custodian bank. TFS Hedged Futures Fund incurred no borrowing costs for the period ended October 31, 2012. As of October 31, 2012, the Funds had no outstanding borrowings. The average outstanding borrowings for the year ended October 31, 2012 include 272 days of $0 borrowings for TFS Market Neutral Fund and 286 days of $0 borrowings for TFS Small Cap Fund. The average outstanding borrowings and average interest rate on borrowings during the year ended October 31, 2012 were as follows:

	Average Outstanding Borrowing	Average Interest Rate
TFS Market Neutral Fund	$2,285,340	1.55%
TFS Small Cap Fund	$85,391	1.54%

6. Derivatives Transactions

TFS Hedged Futures Fund’s positions in derivative instruments as of October 31, 2012 are recorded in the following locations in the Statements of Assets and Liabilities:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Futures contracts	Net unrealized appreciation (depreciation) on futures contracts

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TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

The following table sets forth the market value of TFS Hedged Futures Fund’s derivative contracts by primary risk exposure as of October 31, 2012:

	Asset Derivatives		Liability Derivatives		Net Unrealized
Futures Contracts	Receivable	Payable	Receivable	Payable	Gain (Loss)
Commodity	$172,969	$(691,179)	$788,182	$(592,884)	$(322,912)
Currency	16,908	(103,565)	69,455	(61,939)	(79,141)
Financial	—	—	1,331,473	(685,954)	645,519
	$189,877	$(794,744)	$2,189,110	$(1,340,777)	$243,466

The following is a summary of the location of derivative investments in TFS Hedged Futures Fund’s Statement of Operations for the period ended October 31, 2012:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Futures contracts	Net realized gains (losses) from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of TFS Hedged Futures Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) on derivative instruments recognized in the Statement of Operations categorized by primary risk exposure for the period ended October 31, 2012:

Futures Contracts	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)
Commodity	$(169,367)	$(322,912)
Currency	(465)	(79,141)
Financial	3,157,709	645,519
Total	$2,987,877	$243,466

TFS Market Neutral Fund and TFS Small Cap Fund had no transactions in derivative instruments during the year ended October 31, 2012.

7. Investments in Other Investment Companies

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. As of October 31, 2012, TFS Hedged Futures Fund had 62.4% of the value of its net assets invested in money market mutual funds registered under the Investment Company Act of 1940. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they have occurred. In addition, additional indirect expenses will be incurred due to acquired fund fees and

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TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

other costs to the extent of the investment in shares of money market mutual funds. As of October 31, 2012, TFS Market Neutral Fund and TFS Small Cap Fund did not have a significant portion of assets in shares of one or more money market mutual funds.

8. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

10. Recent Accounting Pronouncement

On December 16, 2011, the Financial Accounting Standards Board issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, which creates new disclosure requirements designed to make financial statements prepared under GAAP more comparable to those prepared under IFRS. The new guidance requires entities to disclose net and gross information for certain derivative instruments and financial instruments and information about the impact of collateral on offsetting arrangements and other amounts subject to a master netting agreement that are not offset on the balance sheet. ASU 2011-11 is effective in first quarter 2013. The Trust does not expect the adoption of the new guidance to have a material effect on its financial statements.

84

TFS CAPITAL INVESTMENT TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
TFS Capital Investment Trust

We have audited the accompanying statements of assets and liabilities of TFS Capital Investment Trust, comprised of TFS Market Neutral Fund, TFS Small Cap Fund, and TFS Hedged Futures Fund (the “Funds”), including the summary schedule of investments and schedule of securities sold short for TFS Market Neutral Fund, the summary schedule of investments for TFS Small Cap Fund, and the schedule of investments, schedule of futures contracts, and schedule of futures contracts sold short for TFS Hedged Futures Fund, as of October 31, 2012, and the related statements of operations, changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the TFS Capital Investment Trust as of October 31, 2012, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

McLean, Virginia
December 24, 2012

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TFS CAPITAL INVESTMENT TRUST ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (May 1, 2012) and held until the end of the period (October 31, 2012).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge any sales loads. However, a redemption fee of 2% is applied on the sale of shares purchased within 90 days of the date of their purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s summary prospectus.

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TFS CAPITAL INVESTMENT TRUST ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

TFS Market Neutral Fund

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,009.90	$41.58
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$983.76	$41.04

*	Expenses are equal to the annualized expense ratio of 8.23% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

TFS Small Cap Fund

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$999.30	$8.79
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.34	$8.87

*	Expenses are equal to the annualized expense ratio of 1.75% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

TFS Hedged Futures Fund

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,037.60	$11.78
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.57	$11.64

*	Expenses are equal to the annualized expense ratio of 2.30% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

87

TFS CAPITAL INVESTMENT TRUST OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

88

TFS CAPITAL INVESTMENT TRUST BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Overall responsibility for management of the Trust rests with its Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers have been elected for an annual term. Certain officers of the Trust also may serve as Trustees. The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the Investment Company Act of 1940. The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years and Directorships of Public Companies **	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustees:
*Larry S. Eiben 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1972	Since January 2004	Trustee and President	Owner and Chief Operating Officer of TFS Capital LLC.	3
*Thomas M. Frederick 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1972	Since June 2004	Trustee	Director of Business Development for TFS Capital LLC from July 2006 to present.	3
Independent Trustees:
Mark J. Malone 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1966	Since June 2004	Trustee	Managing Director of Lazard Capital Markets from March 2008 to present; Managing Director of Institutional Sales of Morgan Keegan & Company, Inc. from April 2006 to March 2008.	3
Brian O’Connell 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1959	Since June 2004	Trustee	Independent writer/author.	3
Gregory R. Owens 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1966	Since October 2011	Trustee	Vice President of Finance of Capital One Financial Corporation from February 1996 to present.	3

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TFS CAPITAL INVESTMENT TRUST BOARD OF TRUSTEES AND OFFICERS (Unaudited) (Continued)

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Kevin Gates 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1972	Since October 2011	Vice President	Owner and Co-Portfolio Manager of TFS Capital LLC.
Richard Gates 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1972	Since October 2011	Vice President	Owner and Co-Portfolio Manager of TFS Capital LLC.
Robert G. Dorsey 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1957	Since June 2004	Vice President	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC.
Mark J. Seger 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1962	Since June 2004	Treasurer	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC.
Wade R. Bridge 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1968	Since June 2011	Secretary	Director of Administration of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC.
David D. Jones 442 Fleming Street, Suite 7 Key West, Florida 33040 Year of Birth: 1957	Since December 2007	Chief Compliance Officer	Managing Member of Drake Compliance, LLC; Of Counsel to Kaplan Voekler Cunningham & Frank PLC (a law firm).

*
Larry S. Eiben and Thomas M. Frederick, as affiliated persons of TFS Capital LLC, the Trust’s investment adviser, are considered “interested persons” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

**	None of the Trustees are directors of public companies.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-888-534-2001.

90

TFS CAPITAL INVESTMENT TRUST
FEDERAL TAX INFORMATION (Unaudited)

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions made by the Funds during the fiscal year ended October 31, 2012. Certain dividends paid the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. TFS Market Neutral Fund and TFS Small Cap Fund intend to designate up to a maximum amount of $23,397,213 and $322, respectively, as taxed at a maximum rate of 15%. Additionally, TFS Market Neutral Fund and TFS Small Cap Fund intend to designate $5,293,726 and $119,819, respectively, as long-term gain distributions.

91

TFS CAPITAL INVESTMENT TRUST APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Investment Advisory Agreements (the “Advisory Agreements”) with the Adviser for the TFS Market Neutral Fund and the TFS Small Cap Fund. These approvals took place at a Board meeting held on June 14-15, 2012, at which all of the Independent Trustees were present in person.

The Trustees were advised by independent counsel of their fiduciary obligations in approving the Advisory Agreements and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreements and whether the Agreements continue to be in the best interests of the Funds and their shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of each Fund and the Adviser; (iii) the cost of the services provided and the profits realized by the Adviser from its relationship with the Funds and the financial strength of the Adviser; (iv) the extent to which economies of scale would be realized as the Funds grow larger; (v) whether advisory fee levels reflect these economies of scale for the benefit of Fund shareholders; (vi) comparisons of services rendered to and fees paid by the Funds with the services provided by and the fees paid to other investment advisers or the services provided to and the fees paid by other clients of the Adviser; and (vii) any ancillary benefits derived or to be derived by the Adviser from its relationship with the Funds. The Trustees reviewed the background, qualifications, education and experience of the Adviser’s investment and operational personnel. The Trustees also discussed and considered the quality of administrative and other services provided to the Trust, the Adviser’s compliance program, and the Adviser’s role in coordinating such services and programs. The Independent Trustees were provided with a list of intermediaries who are authorized to sell shares of the Funds and the fees paid by the Adviser to such intermediaries since inception of each agreement. The Independent Trustees were advised by experienced independent counsel throughout the process. Prior to voting on the Advisory Agreements, the Independent Trustees reviewed the Agreements with management and also met in a private session with counsel at which no representatives of the Adviser were present.

Below is a summary of the discussions and findings of the Trustees in regard to the approvals of the Advisory Agreements.

(i)
The nature, extent, and quality of the services provided by the Adviser. In this regard, the Independent Trustees reviewed the services being provided to the Funds by the Adviser. They discussed the responsibilities of the Adviser under the Advisory Agreements and the Adviser’s compensation under the Advisory Agreements. The Independent Trustees reviewed the background and experience of the Adviser’s key investment and operating personnel. They considered the Adviser’s ongoing commitment to retain experienced personnel and noted that longevity of employment may facilitate consistency in the Funds’ performance and investment process. The Independent Trustees further considered the addition of Messrs. Eric S. Newman and Dr. Chao Chen as full voting members of the Adviser. The Independent Trustees considered the Adviser’s ongoing commitment to expand its research and trading capabilities, noting that the Adviser added three additional employees to support these functions. They also considered the Adviser’s decision to hire an experienced securities lawyer to serve as the Adviser’s chief compliance officer. The Independent Trustees were also mindful that continual analysis of investment opportunities

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TFS CAPITAL INVESTMENT TRUST APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

and optimization of procedures is important to the Funds’ long-term success. After reviewing the foregoing information, the Independent Trustees concluded that the quality, extent and nature of the services provided by the Adviser to each Fund were satisfactory.

(ii)
The investment performance of the Funds and Adviser. In this regard, the Independent Trustees compared the performance of the TFS Market Neutral Fund with the performance of the S&P 500 Index, the Fund’s primary benchmark, over various periods. It was noted by the Independent Trustees that the TFS Market Neutral Fund underperformed the S&P 500 Index for the one and three year periods ended March 31, 2012. They discussed the Fund’s shorter-term underperformance, finding that the Fund’s investment strategies are not designed to keep pace or outperform the S&P 500 Index during a period when the market enjoys a broad-based rally and/or when the market is favoring large capitalization companies. The Independent Trustees considered the Adviser’s comments regarding the TFS Market Neutral Fund’s recent underperformance, noting that the Adviser believes that market conditions were not conducive to the Fund’s stock holdings, which generally had smaller capitalizations than the stocks in the S&P 500 Index. The Independent Trustees also considered the TFS Market Neutral Fund’s longer-term performance record, noting that the TFS Market Neutral Fund has significantly outperformed the S&P 500 Index over the five year and since inception periods ended March 31, 2012. The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as “market neutral” funds. The Independent Trustees noted that for the one year period ended March 31, 2012, the TFS Market Neutral Fund’s return of -1.59% trailed the average return (0.40%) for the funds in Morningstar’s market neutral category. They also considered that for the three and five year periods ended March 31, 2012, the TFS Market Neutral Fund’s total returns (8.55% and 5.29%, respectively) were better than the returns of the average return for funds in Morningstar’s market neutral category (1.56% and 0.59%, respectively). The Independent Trustees further considered that as of March 31, 2012 the Fund had a 5-star Morningstar overall rating. The Independent Trustees reviewed performance information with respect to the Adviser’s other managed accounts, which indicated that the TFS Market Neutral Fund trailed the performance of such other accounts for the one year period ended March 31, 2012. They considered that, based on representations by the Adviser, those performance differences can be attributed mainly to the TFS Market Neutral Fund being subject to stricter investment limitations and being managed more conservatively than such other accounts in order to achieve a less volatile return. The Independent Trustees also considered the consistency of the Adviser’s management of the TFS Market Neutral Fund with the Fund’s investment objective and policies. After considerable discussion, the Independent Trustees concluded that the overall investment performance of the TFS Market Neutral Fund has been above average.

The Independent Trustees next reviewed the performance of the TFS Small Cap Fund, which was compared to the performance of the Russell 2000 Index, the Fund’s primary benchmark, over various periods ended March 31, 2012. It was noted by the Independent Trustees that the TFS Small Cap Fund trailed the Russell 2000 Index for the one year ended March 31, 2012 but outperformed the Russell 2000 Index over the three year, five year and since inception periods ended March 31, 2012. The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar

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TFS CAPITAL INVESTMENT TRUST APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

as “small cap blend” funds, which is the category to which the TFS Small Cap Fund has been assigned. The Independent Trustees noted that for the three year and five year periods ended March 31, 2012, the TFS Small Cap Fund’s 33.34% and 7.61% returns, respectively, were higher than the performance of the average return for funds in the small cap blend category (27.43% and 1.89%, respectively) over the same periods. They noted that for the one year period ended March 31, 2012 the TFS Small Cap Fund’s -1.70% return was lower than the performance of the average fund in the small cap blend category (-0.32%). The Independent Trustees further considered that as of March 31, 2012 the Fund had a 5-star Morningstar overall rating. They also reviewed performance information with respect to the Adviser’s other managed accounts but concluded that none of these other accounts provided a good comparison due to differences in investment objectives. The Independent Trustees considered the consistency of the Adviser’s management of the TFS Small Cap Fund with the Fund’s investment objective and policies. After considerable discussion, the Independent Trustees concluded that the investment performance of the TFS Small Cap Fund has been above average overall.

(iii)
The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Funds. In this regard, the Independent Trustees considered the Adviser’s staffing, personnel and operations; the financial condition of the Adviser and the level of commitment to the Funds by the principals of the Adviser; the asset levels of each Fund; and the overall expenses of each Fund. The Independent Trustees reviewed the rate of the advisory fees paid by the Funds under the Advisory Agreements and compared them to average advisory fee ratios of similar mutual funds compiled from statistics reported by Morningstar. They also compared the total operating expense ratios of the Funds with average expense ratios of representative funds in their respective Morningstar categories. It was noted by the Independent Trustees that the TFS Market Neutral Fund’s advisory fee of 2.25% and its overall expense ratio of 2.50% (which excludes dividend expenses, borrowing costs and brokerage expenses on securities sold short) were each higher than the average advisory fee (1.27%) and average expense ratio (1.91%) for Morningstar’s market neutral category. The Independent Trustees also considered the Adviser’s commitment to cap the TFS Market Neutral Fund’s ordinary operating expenses at 2.50% per annum. The Independent Trustees performed a similar comparison for the TFS Small Cap Fund, finding that the TFS Small Cap Fund’s advisory fee of 1.25% and its overall expense ratio of 1.75% were each higher than the average advisory fee (0.78%) and average expense ratio (1.37%) for Morningstar’s small cap blend category. They took into account the Adviser’s commitment to cap the TFS Small Cap Fund’s ordinary operating expenses at 1.75% per annum. The Independent Trustees also considered the Adviser’s analysis of its revenues and expenses with respect to its services provided to each Fund for periods ended March 31, 2012. It was noted by the Independent Trustees that the Adviser’s overall revenues and profits from managing the TFS Market Neutral Fund have continued to increase. They discussed the profitability of the Adviser and noted the costs associated with managing the Funds, especially in the areas of research and development and retention of its investment professionals and hiring new personnel. Next, the Independent Trustees reviewed the revenue and expense information with respect to the TFS Small Cap Fund. It was noted that since the inception of the TFS Small Cap Fund through March 31, 2009, the Adviser had not received

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TFS CAPITAL INVESTMENT TRUST APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

any of its advisory fees and had also reimbursed a significant amount of other operating expenses of the Fund. They noted that during the 12 month period ended March 31, 2010 the Adviser began to receive a portion of its advisory fees and that has continued for last two annual periods ended March 31. The Independent Trustees considered that the Adviser still is not receiving its full advisory fee from the TFS Small Cap Fund. The Independent Trustees reviewed the balance sheet of the Adviser as of March 31, 2012 and considered that the Adviser is entitled to receive a reasonable profit, in light of the high quality and scope of services that are provided to the Funds. The Independent Trustees further considered that the investment and research process utilized by the Adviser is broader and more sophisticated than the process used by most other investment companies as it involves frequent position rebalancing, the development of proprietary multiple trading models and the use of a team approach that involves many participants. They also considered that last year the Adviser added a fee breakpoint to the advisory fee structure for the TFS Market Neutral Fund and that the Fund is operating under a subscription policy that is designed to control asset growth. The Independent Trustees considered the “fallout benefits” to the Adviser, including the additional exposure the Adviser has received as a result of managing the Funds. After a full discussion and consideration of the foregoing, the Independent Trustees concluded that the fees to be paid by each Fund to the Adviser are reasonable in light of the quality of the services received.

(iv)
The extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of a Fund’s investors. The Independent Trustees considered the current net assets for each Fund and discussed the expense cap arrangements between the Trust and the Adviser. They noted that the TFS Market Neutral Fund’s assets have grown to the point where the Adviser collects its full advisory fee, has been reimbursed by the Fund for all prior fee reductions and expense reimbursements and, with respect to the TFS Small Cap Fund, assets have grown to the point where the Adviser received 1.08% of its 1.25% advisory fee during the annual period ended March 31, 2012. The Trustees noted that the fee breakpoint structure for the TFS Market Neutral Fund allows shareholders to realize economy of scale benefits as the Fund continues to grow. The Independent Trustees also considered the TFS Market Neutral Fund’s investment capacity limitations along with the Trust’s implementation of a subscription policy that controls the growth of the Fund. The Trustees discussed the TFS Market Neutral Fund’s projected asset growth during the current annual period, concluding that the fee breakpoint structure is reasonable. The Independent Trustees concluded that, given the current asset levels in the TFS Small Cap Fund, it would not be relevant to consider the extent to which economies of scale are being realized and that it is not necessary or appropriate at this time to consider adding fee breakpoints to the advisory fee schedule for the TFS Small Cap Fund.

In conclusion, the Trustees did not identify any single factor as all-important or controlling in their determination to approve the Advisory Agreements. The Trustees, including all of the Independent Trustees, concluded that the terms of each Advisory Agreement were fair and reasonable, that the Adviser’s fees were reasonable in light of the services provided to the Funds and the benefits received by the Adviser, and that continuance of the Advisory Agreements is in the best interests of each Fund and its shareholders.

95

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR.  During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.  The name of the audit committee financial expert is Gregory R. Owens.  Mr. Owens is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees.  The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $65,000 and $42,000 with respect to the registrant’s fiscal periods ended October 31, 2012 and 2011, respectively.

(b)
Audit-Related Fees.  No fees were billed in either of the last two fiscal periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees.  The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $13,000 and $5,250 with respect to the registrant’s fiscal periods ended October 31, 2012 and 2011, respectively.  The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees.  No fees were billed in either of the last two fiscal periods for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)
With respect to the fiscal periods ended October 31, 2012 and 2011, aggregate non-audit fees of $13,000 and $5,250, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant.  No non-audit fees were billed in either of the last two fiscal periods by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	See Schedule I (Investments in securities of unaffiliated issuers)

Schedule I

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2012

COMMON STOCKS - 92.6%	Shares	Value
Consumer Discretionary - 11.4%
Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc. (a) (b)	50,385	$547,685
Autoliv, Inc.	2,100	120,960
Ballard Power Systems, Inc. (a)	139,907	100,733
BorgWarner, Inc. (a)	200	13,164
Cooper Tire & Rubber Company	16,404	330,213
Dana Holding Corporation	6,859	90,264
Dorman Products, Inc. (a) (b)	7,600	232,180
Drew Industries, Inc. (a) (b)	96,569	3,058,340
Exide Technologies (a) (b)	628,927	1,918,227
Federal-Mogul Corporation (a) (b)	230,832	1,740,473
Fuel Systems Solutions, Inc. (a)	24,624	400,633
Gentherm, Inc. (a)	76,174	915,612
Goodyear Tire & Rubber Company (The) (a) (b)	435,674	4,971,040
Lear Corporation	3,728	158,813
Magna International, Inc. - Class A	3,200	142,112
Modine Manufacturing Company (a) (b)	232,670	1,582,156
Shiloh Industries, Inc.	2,515	28,621
Spartan Motors, Inc. (b)	67,759	318,467
Standard Motor Products, Inc. (b)	214,496	4,028,235
Stoneridge, Inc. (a) (b)	97,351	483,834
Superior Industries International, Inc. (b)	64,604	1,104,082
Tenneco, Inc. (a)	29,230	892,977
Tongxin International Ltd. (a)	300	83
Tower International, Inc. (a)	31,455	222,701
TRW Automotive Holdings Corporation (a)	200	9,302
UQM Technologies, Inc. (a)	30,745	27,978
Visteon Corporation (a)	32,852	1,448,773
		24,887,658
Automobiles - 0.1%
Thor Industries, Inc. (b)	33,487	1,273,511

Distributors - 0.3%
Core-Mark Holding Company, Inc.	13,865	663,717
Genuine Parts Company	208	13,017
LKQ Corporation (a)	600	12,534
Pool Corporation (b)	92,100	3,879,252
VOXX International Corporation (a)	22,794	141,779
Weyco Group, Inc.	121	2,841
		4,713,140
Diversified Consumer Services - 0.7%
Ascent Capital Group, Inc. - Class A (a) (b)	18,611	1,106,424
Capella Education Company (a)	2,900	90,538
Career Education Corporation (a) (b)	197,645	671,993
Carriage Services, Inc.	6,879	73,124
China Education Alliance, Inc. (a)	23,472	12,910
Coinstar, Inc. (a)	85,613	4,018,674
Grand Canyon Education, Inc. (a)	1,083	23,566
Hillenbrand, Inc.	140,889	2,883,998
LifeLock, Inc. (a)	2,900	21,025
Lincoln Educational Services Corporation	44,154	163,811

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 11.4% (Continued)
Diversified Consumer Services - 0.7% (Continued)
Mac-Gray Corporation	6,241	$81,133
Matthews International Corporation - Class A	38,551	1,109,112
National American University Holdings, Inc.	1,295	5,309
Sotheby's	1,600	49,808
Steiner Leisure Ltd. (a) (b)	29,500	1,295,640
Universal Technical Institute, Inc. (b)	49,868	639,308
		12,246,373
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a) (b)	67,802	1,716,747
Ameristar Casinos, Inc.	696	12,702
Arcos Dorados Holdings, Inc. - Class A	8,810	113,737
Bally Technologies, Inc. (a) (b)	103,136	5,148,549
Biglari Holdings, Inc. (a) (b)	999	353,256
Bluegreen Corporation (a)	37,823	224,290
Bob Evans Farms, Inc.	9,728	370,345
Boyd Gaming Corporation (a)	102,065	629,741
Bravo Brio Restaurant Group, Inc. (a)	96,268	1,270,738
Brinker International, Inc.	2,100	64,680
Buffalo Wild Wings, Inc. (a)	4,897	371,927
Carrols Restaurant Group, Inc. (a) (b)	65,892	423,027
Cedar Fair, L.P.	2,700	96,795
Cheesecake Factory, Inc. (The)	2,100	69,426
Churchill Downs, Inc. (b)	7,073	462,079
Cracker Barrel Old Country Store, Inc.	54,572	3,473,508
Denny's Corporation (a)	84,778	389,979
DineEquity, Inc. (a)	3,085	193,429
Domino's Pizza, Inc. (b)	62,838	2,552,480
Einstein Noah Restaurant Group, Inc.	32,008	493,883
Fiesta Restaurant Group, Inc. (a) (b)	140,571	1,858,349
Frisch's Restaurants, Inc.	14,996	268,128
Hyatt Hotels Corporation - Class A (a)	798	29,127
International Speedway Corporation - Class A	93,575	2,386,163
Isle of Capri Casinos, Inc. (a)	11,750	71,440
Jack in the Box, Inc. (a)	111,713	2,905,655
Jamba, Inc. (a) (b)	1,223,918	2,680,380
Kona Grill, Inc. (a)	970	8,749
Krispy Kreme Doughnuts, Inc. (a) (b)	184,417	1,370,218
Luby's, Inc. (a)	196	1,252
Marcus Corporation (b)	144,222	1,572,020
Marriott Vacations Worldwide Corporation (a)	31,188	1,226,936
Morgans Hotel Group Company (a)	14,669	94,615
MTR Gaming Group, Inc. (a)	7,694	26,852
Multimedia Games Holding Company, Inc. (a)	131,579	2,092,106
Orient-Express Hotels Ltd. - Class A (a)	57,330	672,481
Panera Bread Company - Class A (a)	200	33,728
Papa John's International, Inc. (a) (b)	42,347	2,257,942
Pinnacle Entertainment, Inc. (a) (b)	371,295	4,737,724
Premier Exhibitions, Inc. (a)	27,662	75,794
Red Lion Hotels Corporation (a)	113	745
Red Robin Gourmet Burgers, Inc. (a)	1,100	36,740
Rick's Cabaret International, Inc. (a)	10,575	86,821

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 11.4% (Continued)
Hotels, Restaurants & Leisure - 2.9% (Continued)
Royal Caribbean Cruises Ltd.	271	$9,125
Ruby Tuesday, Inc. (a) (b)	120,520	870,154
Scientific Games Corporation (a) (b)	343,511	2,827,096
SHFL entertainment, Inc. (a) (b)	113,150	1,598,810
Sonic Corporation (a) (b)	82,691	824,429
Speedway Motorsports, Inc.	670	10,921
Texas Roadhouse, Inc.	30,600	498,168
Tim Hortons, Inc. - ADR	600	29,808
Town Sports International Holdings, Inc. (a) (b)	24,638	310,439
Wendy's Company (The)	413,389	1,765,171
WMS Industries, Inc. (a)	15,004	246,516
		51,915,920
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	7,601	87,184
Brookfield Residential Properties, Inc. (a)	2,007	34,721
Cavco Industries, Inc. (a)	1,883	91,024
CSS Industries, Inc.	795	15,980
Flexsteel Industries, Inc.	206	4,147
Furniture Brands International, Inc. (a)	15,619	23,741
Harman International Industries, Inc.	102,206	4,285,498
Helen of Troy Ltd. (a) (b)	86,218	2,605,508
iRobot Corporation (a)	19,019	341,771
Jarden Corporation	1,328	66,134
KB Home	69,497	1,110,562
Kid Brands, Inc. (a) (b)	2,805	5,077
Koss Corporation	97	499
Leggett & Platt, Inc.	3,600	95,508
Lennar Corporation - Class A	1,106	41,442
Lennar Corporation - Class B	9,098	258,201
Libbey, Inc. (a) (b)	15,239	273,540
Lifetime Brands, Inc.	188	2,087
Newell Rubbermaid, Inc.	100	2,064
NIVS IntelliMedia Technology Group, Inc. (a) (b)	242,917	5,101
PulteGroup, Inc. (a) (b)	5,466	94,780
Skyline Corporation (a)	8,098	37,251
Stanley Furniture Company, Inc. (a)	483	2,246
Tempur-Pedic International, Inc. (a)	33,084	874,741
Toll Brothers, Inc. (a)	800	26,408
Tupperware Brands Corporation	3,393	200,526
Universal Electronics, Inc. (a)	19,225	329,901
		10,915,642
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.COM, Inc. - Class A (a)	91,140	330,838
Amazon.Com, Inc. (a)	400	93,128
CafePress, Inc. (a)	51,449	305,093
Gaiam, Inc. - Class A (a)	519	1,707
Geeknet, Inc. (a)	1,400	25,438
Groupon, Inc. (a)	73,036	300,908
HSN, Inc.	7,517	391,034
Liberty Ventures - Series A (a)	21,703	1,235,118
MakeMyTrip Ltd. (a)	13,641	212,118

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 11.4% (Continued)
Internet & Catalog Retail - 0.2% (Continued)
Orbitz Worldwide, Inc. (a) (b)	369,557	$912,806
TripAdviser, Inc. (a)	6,600	199,914
ValueVision Media, Inc. (a) (b)	197,957	445,403
		4,453,505
Leisure Equipment & Products - 0.3%
Brunswick Corporation	4,489	105,896
Callaway Golf Company	164,172	896,379
Hasbro, Inc.	200	7,198
Johnson Outdoors, Inc. - Class A (a)	616	12,018
Nautilus, Inc. (a)	2,462	6,918
Smith & Wesson Holding Corporation (a)	398,949	3,829,910
Steinway Musical Instruments, Inc. (a)	6,976	168,401
Summer Infant, Inc. (a)	411	633
		5,027,353
Media - 1.4%
A.H. Belo Corporation - Class A	1,402	7,010
AMC Networks, Inc. - Class A (a)	3,866	180,619
Arbitron, Inc.	10,796	392,543
Ballantyne Strong, Inc. (a)	49,849	200,891
Belo Corporation - Class A	202,795	1,516,907
Cablevision Systems Corporation - Class A (b)	351,105	6,116,249
Carmike Cinemas, Inc. (a)	39,884	543,220
Charter Communications, Inc. - Class A (a)	2,000	154,820
Cinemark Holdings, Inc.	16,231	400,743
CTC Media, Inc. (b)	100,763	845,402
Discovery Communications, Inc. - Class C (a)	2,747	150,481
DISH Network Corporation - Class A	300	10,689
DreamWorks Animation SKG, Inc. - Class A (a)	49,631	1,010,983
E.W. Scripps Company (The) - Class A (a)	356,864	3,786,327
Emmis Communications Corporation - Class A (a)	45,152	92,562
Entercom Communications Corporation - Class A (a)	1,500	9,765
Fisher Communications, Inc. (b)	47,143	1,189,889
Gannett Company, Inc.	5,000	84,500
Global Sources Ltd. (a)	77,663	444,232
Gray Television, Inc. (a)	1,640	3,493
Harte-Hanks, Inc.	158,516	882,934
IMAX Corporation (a)	100	2,259
Insignia Systems, Inc. (a)	22,162	36,346
Interpublic Group of Companies, Inc.	7,400	74,740
John Wiley & Sons, Inc. - Class A	10,813	469,068
Journal Communications, Inc. (a)	2,982	16,729
Lamar Advertising Company - Class A (a)	10,618	416,756
Liberty Media Corporation - Liberty Capital (a)	700	78,169
LIN TV Corporation - Class A (a)	114,634	643,097
LodgeNet Interactive Corporation (a)	3,200	1,408
Madison Square Garden Company (The) - Class A (a)	1,252	51,532
MDC Partners, Inc. (b)	41,710	471,740
Morningstar, Inc.	3,017	190,011
New York Times Company (The) - Class A (a)	101,606	831,137
Nexstar Broadcasting Group, Inc. (a)	48,002	521,782
Outdoor Channel Holdings, Inc.	712	5,169

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 11.4% (Continued)
Media - 1.4% (Continued)
Pandora Media, Inc. (a)	3,591	$30,128
Radio One, Inc. - Class D (a)	3,769	3,204
ReachLocal, Inc. (a)	18,531	228,672
Reading International, Inc. (a)	3,091	18,701
Rentrak Corporation (a)	7,514	127,663
Salem Communications Corporation - Class A	5,908	35,212
Scholastic Corporation (b)	87,728	2,894,147
Scripps Networks Interactive, Inc. - Class A	222	13,480
Shaw Communications, Inc. - Class B	6,990	152,662
Shutterstock, Inc. (a)	5,800	137,750
Sirius XM Radio, Inc. (a)	1,083	3,032
Thomson Reuters Corporation	300	8,478
		25,487,331
Multiline Retail - 0.2%
Big Lots, Inc. (a)	35	1,020
Dillard's, Inc.	5,301	408,177
Dollar General Corporation (a)	200	9,724
Family Dollar Stores, Inc.	1,500	98,940
Gordmans Stores, Inc. (a) (b)	130,458	1,964,697
J. C. Penney Company, Inc.	5,800	139,258
Tuesday Morning Corporation (a)	191,928	1,145,810
		3,767,626
Specialty Retail - 1.9%
Aéropostale, Inc. (a)	73,615	879,699
American Eagle Outfitters, Inc.	3,604	75,215
America's Car-Mart, Inc. (a)	20,031	838,498
ANN, INC. (a)	7,448	261,872
Asbury Automotive Group, Inc. (a)	30,667	972,757
Ascena Retail Group, Inc. (a)	900	17,820
bebe stores, inc.	464,719	1,882,112
Big 5 Sporting Goods Corporation (b)	105,897	945,660
Body Central Corporation (a)	75,718	756,423
Brown Shoe Company, Inc.	218	3,440
Build-A-Bear Workshop, Inc. (a)	1,891	6,789
Cabela's, Inc. (a)	1,272	56,998
Cache, Inc. (a)	100	275
Casual Male Retail Group, Inc. (a)	23,141	89,324
Cato Corporation (The) - Class A (b)	18,304	519,468
Chico's FAS, Inc. (b)	11,756	218,662
China Auto Logistics, Inc. (a)	50	72
Christopher & Banks Corporation (a) (b)	202,405	631,504
Citi Trends, Inc. (a)	23,428	287,696
Coldwater Creek, Inc. (a)	378	1,569
Destination Maternity Corporation (b)	95,718	1,814,813
Dick's Sporting Goods, Inc.	300	15,000
DSW, Inc. - Class A	3,929	245,916
Express, Inc. (a)	76,528	851,757
Finish Line, Inc. (The) - Class A	123,020	2,559,431
Five Below, Inc. (a)	5,916	196,056
Foot Locker, Inc.	757	25,359
Francesca's Holdings Corporation (a)	7,725	228,119

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 11.4% (Continued)
Specialty Retail - 1.9% (Continued)
Genesco, Inc. (a)	32,475	$1,860,818
GNC Holdings, Inc. - Class A	800	30,936
Haverty Furniture Companies, Inc.	19,446	291,884
Kirkland's, Inc. (a)	141,841	1,360,255
MarineMax, Inc. (a) (b)	76,244	627,488
Men's Wearhouse, Inc. (The)	7,008	229,792
New York & Company, Inc. (a)	90,666	305,544
OfficeMax, Inc.	236,790	1,740,407
O'Reilly Automotive, Inc. (a)	3,000	257,040
Pacific Sunwear of California, Inc. (a)	27,714	47,114
Pep Boys - Manny, Moe & Jack (The)	144,143	1,439,989
Perfumania Holdings, Inc. (a)	6,095	34,681
Rent-A-Center, Inc.	6,376	212,512
rue21, inc. (a)	4,411	132,815
Sally Beauty Holdings, Inc. (a)	200	4,816
Shoe Carnival, Inc. (b)	27,067	632,826
Signet Jewelers Ltd.	3,885	201,088
Stage Stores, Inc.	63,336	1,551,732
Stein Mart, Inc. (a) (b)	71,342	560,748
Tractor Supply Company	1,200	115,488
TravelCenters of America, LLC (a) (b)	133,451	648,572
Trinity Place Holdings, Inc. (a)	160	640
Ulta Salon, Cosmetics & Fragrance, Inc.	400	36,888
Vitamin Shoppe, Inc. (a)	5,700	326,268
West Marine, Inc. (a)	200	2,068
Wet Seal, Inc. (The) - Class A (a) (b)	1,713,281	4,899,984
Williams-Sonoma, Inc.	3,000	138,690
Zale Corporation (a)	224,709	1,613,411
Zumiez, Inc. (a)	11,168	282,662
		33,969,460
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (a) (b)	435,101	5,482,273
Culp, Inc.	8,067	101,967
Delta Apparel, Inc. (a)	406	6,147
Fossil, Inc. (a)	100	8,710
Fuqi International, Inc. (a)	116,939	106,415
G-III Apparel Group Ltd. (a)	25,091	927,363
Gildan Activewear, Inc. - Class A	2,400	81,888
Hanesbrands, Inc. (a)	90,168	3,017,923
Joe's Jeans, Inc. (a)	34,192	33,508
LJ International, Inc. (a) (b)	67,492	122,835
Lululemon Athletica, Inc. (a)	212	14,630
Maidenform Brands, Inc. (a)	73,588	1,376,831
Michael Kors Holdings Ltd. (a)	426	23,298
Movado Group, Inc.	46,783	1,482,553
Oxford Industries, Inc.	49,721	2,758,521
Perry Ellis International, Inc. (a) (b)	61,673	1,272,931
PVH Corporation	1,200	131,988
Quiksilver, Inc. (a) (b)	895,788	2,866,522
R.G. Barry Corporation	460	7,010
Rocky Brands, Inc. (a)	13,097	157,295

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 11.4% (Continued)
Textiles, Apparel & Luxury Goods - 1.4% (Continued)
Steven Madden Ltd. (a)	39,259	$1,684,996
Tumi Holdings, Inc. (a)	9,905	221,872
Unifi, Inc. (a)	1,296	18,183
Warnaco Group, Inc. (The) (a)	38,846	2,741,751
Wolverine World Wide, Inc.	3,591	150,355
		24,797,765
Consumer Staples - 3.5%
Beverages - 0.2%
Brown-Forman Corporation - Class B	2,450	156,947
Coca-Cola Bottling Company Consolidated (b)	16,820	1,156,207
Constellation Brands, Inc. - Class A (a)	2,400	84,816
Cott Corporation (a) (b)	243,951	1,866,225
Craft Brewers Alliance, Inc. (a)	72	546
Dr Pepper Snapple Group, Inc.	2,500	107,125
MGP Ingredients, Inc.	300	1,059
Molson Coors Brewing Company - Class B	200	8,628
National Beverage Corporation (a)	9,421	140,090
		3,521,643
Food & Staples Retailing - 0.4%
Andersons, Inc. (The)	6,212	244,007
Arden Group, Inc. - Class A	39	3,839
Casey's General Stores, Inc.	6,281	323,786
Chefs' Warehouse, Inc. (The) (a)	14,011	216,330
Fresh Market, Inc. (The) (a)	5,121	290,412
Ingles Markets, Inc. - Class A (b)	48,919	792,488
Nash Finch Company (b)	34,193	657,531
Natural Grocers by Vitamin Cottage, Inc. (a)	48,539	984,371
Pantry, Inc. (The) (a)	54,150	718,300
Pizza Inn Holdings, Inc. (a)	68	180
PriceSmart, Inc. (b)	21,467	1,781,546
Rite Aid Corporation (a) (b)	1,244,239	1,443,317
SUPERVALU, Inc.	300	933
Susser Holdings Corporation (a)	4,950	177,903
Sysco Corporation	300	9,321
United Natural Foods, Inc. (a)	2,400	127,776
Village Super Market, Inc. - Class A	7,040	258,157
		8,030,197
Food Products - 1.7%
Adecoagro, S.A. (a) (b)	71,315	654,672
AgFeed Industries, Inc. (a)	168	66
Alico, Inc.	725	22,758
Amira Nature Foods Ltd. (a)	6,600	53,130
B&G Foods, Inc.	206	6,236
Campbell Soup Company	300	10,581
Cosan Ltd. - Class A	9,076	148,937
Darling International, Inc. (a)	166,041	2,744,658
DE Master Blenders 1753 N.V. (a)	22,600	276,227
Dean Foods Company (a) (b)	310,066	5,221,511
Farmer Brothers Company (a)	43,600	424,228
Flowers Foods, Inc. (b)	157,960	3,110,232
Fresh Del Monte Produce, Inc.	89,297	2,247,605

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Staples - 3.5% (Continued)
Food Products - 1.7% (Continued)
Hain Celestial Group, Inc. (The) (a)	1,028	$59,418
Hillshire Brands Company (The)	169,119	4,398,785
Hormel Foods Corporation	3,700	109,261
Ingredion, Inc.	3,000	184,380
Inventure Foods, Inc. (a)	13,932	83,035
J & J Snack Foods Corporation	7,365	421,794
J.M. Smucker Company (The)	200	17,128
John B. Sanfilippo & Son, Inc. (a)	488	8,208
Limoneira Company	32	719
Mead Johnson Nutrition Company	200	12,332
Mondelez International, Inc. - Class A	33,200	881,128
Omega Protein Corporation (a) (b)	30,389	197,832
Origin Agritech Ltd. (a) (b)	66,985	100,478
Pilgrim's Pride Corporation (a) (b)	284,098	1,599,472
Post Holdings, Inc. (a)	18,787	592,730
Ralcorp Holdings, Inc. (a)	2,400	173,256
Sanderson Farms, Inc. (b)	105,252	4,766,863
Seneca Foods Corporation - Class A (a)	13,475	385,183
Snyder's-Lance, Inc.	6,333	160,478
SunOpta, Inc. (a) (b)	64,602	387,612
TreeHouse Foods, Inc. (a)	13,524	724,210
Yuhe International, Inc. (a) (c)	136	14
Zhongpin, Inc. (a)	2,345	27,014
		30,212,171
Household Products - 0.5%
Central Garden & Pet Company (a)	3,472	38,470
Central Garden & Pet Company - Class A (a)	28,214	317,972
Church & Dwight Company, Inc.	3,021	153,346
Clorox Company (The)	201	14,532
Energizer Holdings, Inc.	1,200	87,564
Harbinger Group, Inc. (a)	118,233	1,034,539
Oil-Dri Corporation of America	200	4,480
Procter & Gamble Company (The)	28,802	1,994,250
Spectrum Brands Holdings, Inc. (a)	100,685	4,580,161
WD-40 Company	4,111	196,752
		8,422,066
Personal Products - 0.6%
American Oriental Bioengineering, Inc. (a)	8,102	4,861
Avon Products, Inc.	9,300	144,057
Female Health Company (The)	126,786	887,502
Herbalife Ltd.	145	7,446
Inter Parfums, Inc. (b)	76,694	1,400,432
Natural Alternatives International, Inc. (a)	1,003	6,269
Nature's Sunshine Products, Inc.	6,750	116,032
Nu Skin Enterprises, Inc. - Class A (b)	98,973	4,684,392
Nutraceutical International Corporation (a)	225	3,569
Prestige Brands Holdings, Inc. (a) (b)	80,542	1,400,625
Reliv' International, Inc.	1,675	2,161
Revlon, Inc. (a) (b)	67,917	1,045,922
Schiff Nutrition International, Inc. (a)	41,895	1,417,727
		11,120,995

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Staples - 3.5% (Continued)
Tobacco - 0.1%
Altria Group, Inc.	200	$6,360
Vector Group Ltd.	106,849	1,758,739
		1,765,099
Energy - 7.4%
Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc. (a)	13,100	626,180
Basic Energy Services, Inc. (a) (b)	292,898	3,043,210
Bolt Technology Corporation	4,815	69,336
Bristow Group, Inc.	2,946	147,064
Cameron International Corporation (a)	100	5,064
Cathedral Energy Services Ltd.	1,329	7,984
Core Laboratories N.V.	800	82,928
Dawson Geophysical Company (a) (b)	42,683	1,019,697
Dresser-Rand Group, Inc. (a)	3,012	155,208
ENGlobal Corporation (a)	400	164
Exterran Partners, L.P.	27,654	621,662
FMC Technologies, Inc. (a)	52,356	2,141,360
Forum Energy Technologies, Inc. (a)	17,700	394,887
Geokinetics, Inc. (a)	342	82
Geospace Technologies Corporation (a) (b)	11,713	758,182
Global Geophysical Services, Inc. (a) (b)	30,132	139,210
Gulf Island Fabrication, Inc.	1,340	31,798
Gulfmark Offshore, Inc. - Class A (a) (b)	38,432	1,242,122
Helix Energy Solutions Group, Inc. (a)	49,778	860,662
Hercules Offshore, Inc. (a)	266,097	1,266,622
Hornbeck Offshore Services, Inc. (a)	4,400	152,416
ION Geophysical Corporation (a)	69,196	447,006
Key Energy Services, Inc. (a) (b)	604,396	3,952,750
Matrix Service Company (a)	116,688	1,224,057
Mitcham Industries, Inc. (a) (b)	20,430	276,827
Natural Gas Services Group, Inc. (a)	6,531	103,582
Noble Corporation (a)	200	7,548
North American Energy Partners, Inc. (a) (b)	53,179	162,196
Ocean Rig UDW, Inc. (a) (b)	7,731	122,691
Oil States International, Inc. (a)	2,100	153,510
Parker Drilling Company (a) (b)	706,659	3,059,833
Patterson-UTI Energy, Inc.	150,831	2,440,446
PHI, Inc. (a)	2,341	73,250
Pioneer Energy Services Corporation (a) (b)	655,966	4,329,376
Precision Drilling Corporation (a)	22,608	162,778
RigNet, Inc. (a)	3,050	56,638
SEACOR Holdings, Inc. (a) (b)	25,476	2,234,500
Seadrill Ltd.	200	8,068
Superior Energy Services, Inc. (a)	201,105	4,088,465
Tesco Corporation (a) (b)	275,048	2,423,173
TETRA Technologies, Inc. (a)	475,612	2,544,524
TGC Industries, Inc. (a) (b)	45,773	336,889
Tidewater, Inc.	18,143	861,974
Transocean Ltd. (b)	4,200	191,898
Union Drilling, Inc. (a)	27,009	175,288
Unit Corporation (a) (b)	51,694	2,085,853

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Energy - 7.4% (Continued)
Energy Equipment & Services - 2.5% (Continued)
Vantage Drilling Company (a)	148,177	$272,646
		44,561,604
Oil, Gas & Consumable Fuels - 4.9%
Abraxas Petroleum Corporation (a)	634,466	1,313,345
Access Midstream Partners, L.P.	3,404	119,787
Adams Resources & Energy, Inc.	8,480	257,962
Advantage Oil & Gas Ltd. (a) (b)	224,667	808,801
Alliance Holdings GP, L.P.	1,160	57,142
Alliance Resource Partners, L.P.	600	39,084
Alon USA Energy, Inc. (b)	374,188	4,913,088
Arch Coal, Inc.	472,548	3,761,482
Atlas Energy, L.P.	200	6,900
Atlas Pipeline Partners, L.P.	1,700	60,146
Atlas Resource Partners, L.P.	12,851	319,990
AvenEx Energy Corporation	211	729
Baytex Energy Corporation	6,441	293,452
Berry Petroleum Company - Class A	7,784	299,762
Boardwalk Pipeline Partners, L.P.	26,225	699,421
Bonanza Creek Energy, Inc. (a) (b)	35,212	872,201
Buckeye Partners, L.P.	4,701	227,622
Cabot Oil & Gas Corporation	200	9,396
Callon Petroleum Company (a) (b)	244,138	1,396,469
Calumet Specialty Products Partners, L.P.	1,161	36,827
Cameco Corporation	300	5,805
Capital Product Partners, L.P.	91,282	730,256
Cheniere Energy Partners, L.P.	41,141	874,658
Chesapeake Energy Corporation	1,400	28,364
Clayton Williams Energy, Inc. (a)	3,600	152,460
Cloud Peak Energy, Inc. (a)	201,892	4,259,921
Cobalt International Energy, Inc. (a)	4,837	100,658
Concho Resources, Inc. (a)	100	8,612
Constellation Energy Partners, LLC (a)	2,050	3,075
Crestwood Midstream Partners, L.P. (b)	17,293	393,243
Crimson Exploration, Inc. (a)	34,613	125,299
Cross Timbers Royalty Trust	10,269	284,759
Crosstex Energy, Inc.	69,071	944,891
Crosstex Energy, L.P.	18,670	289,198
CVR Energy, Inc. (a) (b)	31,430	1,155,052
Delek US Holdings, Inc. (b)	246,473	6,346,680
Denbury Resources, Inc. (a)	600	9,198
Denison Mines Corporation (a)	329,409	428,232
Diamondback Energy, Inc. (a)	14,100	240,123
Dorchester Minerals, L.P. (b)	33,462	738,172
Double Eagle Petroleum Company (a)	255	1,278
Eagle Rock Energy Partners, L.P. (b)	3,145	32,142
El Paso Pipeline Partners, L.P.	3,800	135,698
Emerald Oil, Inc. (a) (b)	15,410	83,216
Enbridge Energy Management, LLC (a)	1	1
Enbridge Energy Partners, L.P.	771	23,130
Enbridge, Inc.	199	7,914
Energen Corporation	2,873	134,025

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Energy - 7.4% (Continued)
Oil, Gas & Consumable Fuels - 4.9% (Continued)
Energy Transfer Equity, L.P.	2,140	$94,181
Energy Transfer Partners, L.P.	900	38,520
Energy XXI (Bermuda) Ltd.	200	6,620
Enerplus Corporation	9,300	149,544
Enterprise Products Partners, L.P.	101	5,324
EPL Oil & Gas, Inc. (a) (b)	95,617	2,069,152
EQT Corporation	200	12,126
EQT Midstream Partners, L.P. (a)	13,217	411,710
Equal Energy Ltd. (a)	15,187	47,535
EV Energy Partners, L.P.	2,298	149,921
FX Energy, Inc. (a) (b)	198,683	959,639
GasLog Ltd. (a) (b)	52,046	600,611
Gastar Exploration Ltd. (a)	80,105	89,718
Genesis Energy, L.P.	1,157	37,290
GeoMet, Inc. (a)	1,636	262
Golar LNG Partners, L.P.	1,858	56,223
Gran Tierra Energy, Inc. (a)	231,166	1,174,323
Gulfport Energy Corporation (a)	26,682	885,309
Halcon Resources Corporation (a)	6,004	38,846
HollyFrontier Corporation	446	17,229
Imperial Oil Ltd.	4,100	179,990
Inergy, L.P. (b)	48,221	964,420
Kinder Morgan Management, LLC (a)	1	13
Laredo Petroleum Holdings, Inc. (a)	20,930	424,670
Legacy Reserves, L.P. (b)	20,812	565,878
Linn Company, LLC (a)	31,400	1,221,146
Lone Pine Resources, Inc. (a) (b)	583,656	875,484
Long Run Exploration Ltd. (a)	43,396	178,137
Longwei Petroleum Investment Holding Ltd. (a)	25,980	59,494
LRR Energy, L.P.	28,261	546,285
Magellan Midstream Partners, L.P.	400	17,372
Magellan Petroleum Corporation (a)	59	57
Magnum Hunter Resources Corporation (a)	794,997	3,036,888
Marathon Oil Corporation	200	6,012
MarkWest Energy Partners, L.P.	200	10,846
Martin Midstream Partners, L.P. (b)	7,958	284,021
Memorial Production Partners, L.P.	24,809	498,413
Mid-Con Energy Partners, L.P.	48,966	1,065,990
Midstates Petroleum Company, Inc. (a)	224,583	1,385,677
NuStar Energy, L.P.	1,161	54,729
NuStar GP Holdings, LLC	21,400	623,810
Oasis Petroleum, Inc. (a)	3,042	89,343
Oiltanking Partners, L.P.	18,578	650,973
ONEOK Partners, L.P.	177	10,788
PAA Natural Gas Storage, L.P. (b)	30,628	602,453
Pacific Coast Oil Trust	32,337	589,827
Panhandle Oil & Gas, Inc.	201	5,443
Peabody Energy Corporation	100	2,790
Pembina Pipeline Corporation	36,169	1,010,924
Pengrowth Energy Corporation	800	4,792
Penn Virginia Corporation (b)	798,145	3,607,615

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Energy - 7.4% (Continued)
Oil, Gas & Consumable Fuels - 4.9% (Continued)
Permian Basin Royalty Trust	40,641	$571,819
PetroQuest Energy, Inc. (a)	13,609	83,015
Pioneer Southwest Energy Partners, L.P. (b)	22,187	563,328
Plains Exploration & Production Company (a)	400	14,264
PostRock Energy Corporation (a)	23,993	39,348
PVR Partners, L.P.	1,148	29,021
QEP Resources, Inc. (b)	5,079	147,291
QR Energy, L.P.	33,815	647,557
Range Resources Corporation	1,100	71,896
Regency Energy Partners, L.P.	7,300	168,338
Rhino Resource Partners, L.P. (b)	13,986	219,580
Rosetta Resources, Inc. (a)	2,824	130,017
SandRidge Energy, Inc. (a)	3,750	23,325
SandRidge Mississippian Trust II	35,600	705,948
SandRidge Permian Trust (b)	43,484	832,719
SemGroup Corporation - Class A (a)	48,348	1,868,167
Ship Finance International Ltd.	17,252	265,336
Spectra Energy Partners, L.P.	32,186	957,855
Stone Energy Corporation (a) (b)	146,803	3,463,083
Summit Midstream Partners, L.P. (a)	6,800	137,360
Sunoco Logistics Partners, L.P.	3,293	161,390
Susser Petroleum Partners, L.P. (a)	346	8,505
Swift Energy Company (a)	18,400	307,464
Synergy Resources Corporation (a)	154,714	657,534
Syntroleum Corporation (a)	6,641	4,184
Targa Resources Corporation	32,475	1,653,952
Targa Resources Partners, L.P.	700	29,316
TC Pipelines, L.P.	4,800	211,200
Teekay Corporation	50,721	1,552,570
Teekay LNG Partners, L.P.	7,608	277,464
Tengasco, Inc. (a)	48,168	32,754
Tesoro Corporation	600	22,626
Tesoro Logistics, L.P.	11,653	514,946
TransAtlantic Petroleum Ltd. (a) (b)	528,293	475,464
TransCanada Corporation	1,700	76,891
TransGlobe Energy Corporation (a) (b)	107,989	1,163,041
TransMontaigne Partners, L.P. (b)	12,761	453,781
Triangle Petroleum Corporation (a)	56,456	360,754
Tsakos Energy Navigation Ltd. (b)	226,797	986,567
Ur-Energy, Inc. (a) (b)	11,381	10,357
VAALCO Energy, Inc. (a)	44,500	363,565
Vanguard Natural Resources, LLC	2,060	61,223
VOC Energy Trust	47,050	674,697
W&T Offshore, Inc.	20,100	340,695
Warren Resources, Inc. (a) (b)	812,328	2,315,135
Western Gas Partners, L.P.	800	40,784
Western Refining, Inc.	181,628	4,517,088
Westmoreland Coal Company (a) (b)	800	8,224
Whiting USA Trust II	5,770	108,418
Williams Partners, L.P.	200	10,596

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Energy - 7.4% (Continued)
Oil, Gas & Consumable Fuels - 4.9% (Continued)
ZaZa Energy Corporation (a) (b)	21,348	$30,955
		86,819,436
Financials - 15.1%
Capital Markets - 2.3%
American Capital Ltd. (a)	8,142	95,994
Apollo Global Management, LLC - Class A	3,686	55,990
Apollo Investment Corporation (b)	257,984	2,050,973
Ares Capital Corporation	500	8,730
Arlington Asset Investment Corporation - Class A	19,382	431,250
Artio Global Investors, Inc.	120,192	286,057
BGC Partners, Inc. - Class A	132,952	622,215
BlackRock, Inc. - Class A	100	18,968
Blackstone Group, L.P. (The)	10,673	163,937
Calamos Asset Management, Inc. - Class A (b)	33,977	366,952
Charles Schwab Corporation (The)	700	9,506
CIFC Corporation (a)	600	4,050
Cowen Group, Inc. (a)	113,869	289,227
Diamond Hill Investment Group, Inc.	2,893	222,703
Duff & Phelps Corporation (b)	304,452	3,784,338
E*TRADE Financial Corporation (a)	549,275	4,591,939
Ellington Financial, LLC (b)	31,866	712,524
Epoch Holding Corporation	17,415	381,737
Evercore Partners, Inc. - Class A	14,660	409,014
FBR Capital Markets & Company (a)	1,378	4,106
Fortress Investment Group, LLC - Class A (b)	126,409	546,087
GAMCO Investors, Inc. - Class A	11,973	586,677
GFI Group, Inc. (b)	185,635	586,607
Gladstone Capital Corporation	17,543	156,133
Gladstone Investment Corporation	59,958	443,689
Gleacher & Company, Inc. (a)	24,092	16,864
Golub Capital BDC, Inc. (b)	33,324	520,854
GSV Capital Corporation (a)	53,881	419,733
Harris & Harris Group, Inc. (a)	5,432	18,632
Horizon Technology Finance Corporation	92,002	1,500,553
ICG Group, Inc. (a)	60,601	635,098
INTL FCStone, Inc. (a)	25,865	479,278
Investment Technology Group, Inc. (a)	14,912	125,857
Janus Capital Group, Inc.	280,091	2,380,774
Jefferies Group, Inc.	311,932	4,441,912
KKR & Company, L.P.	9,225	138,836
Knight Capital Group, Inc. - Class A (a)	155,172	408,102
Ladenburg Thalmann Financial Services, Inc. (a)	49,580	64,454
Lazard Ltd. - Class A	10,900	321,114
LPL Financial Holdings, Inc.	1,394	40,705
MCG Capital Corporation	121,194	564,764
Medallion Financial Corporation (b)	123,843	1,549,276
Morgan Stanley	600	10,428
New Mountain Finance Corporation	131,542	1,971,815
NGP Capital Resources Company	12,103	88,715
Oaktree Capital Group, LLC (b)	27,658	1,179,061
Oppenheimer Holdings, Inc.	435	7,082

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 15.1% (Continued)
Capital Markets - 2.3% (Continued)
PennantPark Investment Corporation	33,060	$363,660
Pzena Investment Management, Inc. - Class A	1,392	7,851
SEI Investments Company	1,778	38,903
Solar Senior Capital Ltd.	7,978	140,094
Steel Excel, Inc. (a)	7,761	185,488
SWS Group, Inc. (a)	13,085	74,454
TCP Capital Corporation	22,977	352,237
THL Credit, Inc.	120,142	1,714,426
TICC Capital Corporation	10,950	113,661
U.S. Global Investors, Inc.	589	3,234
Virtus Investment Partners, Inc. (a) (b)	19,548	1,876,608
Walter Investment Management Corporation (a) (b)	44,921	2,171,032
Westwood Holdings Group, Inc.	292	11,335
WisdomTree Investments, Inc. (a)	11,174	71,625
		40,837,918
Commercial Banks - 2.4%
1st Source Corporation	16,579	368,220
Alliance Financial Corporation	4,097	185,512
Ames National Corporation	95	1,879
Associated Banc-Corp	21,459	276,607
Banco Latinoamericano de Comercio Exterior, S.A. - Class E - ADR	16,536	372,060
Bancorp, Inc. (The) (a) (b)	54,974	625,054
Bank of Marin Bancorp	171	6,383
Bank of South Carolina Corporation	150	1,797
BBCN Bancorp, Inc.	95,105	1,134,603
BOK Financial Corporation	7,802	457,587
Bridge Bancorp, Inc.	387	7,740
Bridge Capital Holdings (a)	1,177	17,596
BSB Bancorp, Inc. (a)	2,373	30,588
Camden National Corporation	2,636	91,996
Canadian Imperial Bank of Commerce	200	15,716
Capital Bank Financial Corporation - Class A (a)	604	10,588
CapitalSource, Inc.	131,974	1,043,914
Cardinal Financial Corporation	35,081	560,244
Cathay General Bancorp	34,900	617,381
CenterState Banks, Inc.	5,872	50,910
Central Pacific Financial Corporation (a)	33,949	487,847
Century Bancorp, Inc. - Class A	119	3,893
Chemung Financial Corporation	67	1,575
City National Corporation	13,890	709,779
Commerce Bancshares, Inc. (b)	25,438	968,679
Credicorp Ltd.	182	23,540
Cullen/Frost Bankers, Inc.	1,100	60,830
CVB Financial Corporation (b)	214,180	2,317,428
Eagle Bancorp, Inc. (a)	11,242	234,508
Financial Institutions, Inc.	5,292	100,760
First Bancorp, Inc. (The)	315	5,191
First California Financial Group, Inc. (a)	6,422	43,349
First Citizens Banc Corp	155	946
First Commonwealth Financial Corporation	29,365	192,341

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 15.1% (Continued)
Commercial Banks - 2.4% (Continued)
First Community Bancshares, Inc.	15,955	$239,006
First Connecticut Bancorp, Inc.	1,837	25,149
First Financial Corporation	11,092	339,304
First Interstate BancSystem, Inc.	15,521	233,281
First Merchants Corporation	32,584	479,311
First Midwest Bancorp, Inc.	149,398	1,848,053
First Niagara Financial Group, Inc.	71,319	590,521
First of Long Island Corporation (The)	111	3,329
First Republic Bank (b)	29,001	996,184
First South Bancorp, Inc. (a)	241	1,301
Fulton Financial Corporation	297,286	2,889,620
German American Bancorp, Inc.	200	4,510
Glacier Bancorp, Inc.	44,741	648,745
Great Southern Bancorp, Inc.	1,033	29,306
Hancock Holding Company	6,800	214,812
Hanmi Financial Corporation (a)	29,210	362,496
Heartland Financial USA, Inc.	905	25,974
Heritage Commerce Corporation (a)	1,023	6,742
Home BancShares, Inc. (b)	8,161	282,697
HomeTrust Bancshares, Inc. (a)	21,500	293,475
Horizon Bancorp	607	17,603
Huntington Bancshares, Inc.	318,421	2,034,710
IBERIABANK Corporation	13,318	663,103
International Bancshares Corporation	11,000	199,650
Investors Bancorp, Inc. (b)	109,247	1,965,354
Lakeland Financial Corporation	4,732	126,297
MainSource Financial Group, Inc.	919	11,506
MB Financial, Inc.	22,571	457,288
Merchants Bancshares, Inc.	4	117
Metro Bancorp, Inc. (a)	1,161	15,070
Monarch Financial Holdings, Inc.	1,033	10,557
National Bank Holdings Corporation - Class A (a)	8,900	169,100
National Penn Bancshares, Inc.	164,500	1,468,985
Old Point Financial Corporation	6	67
OmniAmerican Bancorp, Inc. (a)	356	8,149
OptimumBank Holdings, Inc. (a)	6,236	2,750
Pacific Capital Bancorp (a)	22,189	1,018,697
Pacific Mercantile Bancorp (a)	100	717
PacWest Bancorp	9,482	213,345
Patriot National Bancorp (a)	6	9
Popular, Inc. (a)	108,710	2,101,364
Preferred Bank (a)	3,952	56,158
QCR Holdings, Inc.	126	1,821
Renasant Corporation	1,952	35,936
Rurban Financial Corporation (a)	15	108
Sandy Spring Bancorp, Inc.	3,750	71,700
Seacoast Banking Corporation of Florida (a)	832	1,331
Signature Bank Corporation (a)	14,609	1,040,745
Southwest Bancorp, Inc. (a)	9,982	107,706
State Bank Financial Corporation	5,395	81,842
StellarOne Corporation	3,354	46,017

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 15.1% (Continued)
Commercial Banks - 2.4% (Continued)
Sterling Financial Corporation (b)	64,241	$1,365,764
Sun Bancorp, Inc. (a) (b)	79,578	245,896
Susquehanna Bancshares, Inc.	40,223	417,113
Synovus Financial Corporation (b)	325,114	796,529
TCF Financial Corporation	71,576	818,829
TriCo Bancshares	673	11,306
Union First Market Bankshares Corporation	426	6,688
United Community Banks, Inc. (a) (b)	467,594	4,068,068
Univest Corporation of Pennsylvania	2,684	45,413
Washington Banking Company	400	5,468
Washington Trust Bancorp, Inc.	5,408	145,962
Webster Financial Corporation	20,394	448,668
West Bancorporation, Inc.	300	3,273
West Coast Bancorp (b)	77,137	1,698,557
Wilshire Bancorp, Inc. (a) (b)	58,585	381,388
Zions Bancorporation	3,853	82,724
		43,010,305
Consumer Finance - 0.3%
Cash America International, Inc.	79,348	3,101,713
Credit Acceptance Corporation (a)	952	77,731
DFC Global Corporation (a)	16,796	283,013
EZCORP, Inc. - Class A (a) (b)	35,381	695,590
First Marblehead Corporation (The) (a)	200	188
Imperial Holdings, Inc. (a)	846	2,978
Nelnet, Inc. - Class A (b)	51,995	1,269,198
NetSpend Holdings, Inc. (a)	47,292	506,497
		5,936,908
Diversified Financial Services - 0.2%
Asset Acceptance Capital Corporation (a)	15,918	101,557
Citigroup, Inc.	220	8,226
CME Group, Inc.	500	27,965
Compass Diversified Holdings, Inc.	53,457	769,781
Gain Capital Holdings, Inc.	12,059	55,471
KKR Financial Holdings, LLC	16,000	163,360
Leucadia National Corporation	5,200	118,040
MarketAxess Holdings, Inc. (b)	23,200	724,768
Marlin Business Services Corporation	28,691	648,130
MSCI, Inc. - Class A (a)	20,900	563,046
NYSE Euronext, Inc.	300	7,428
Primus Guaranty Ltd. (a)	845	7,056
ROI Acquisition Corporation (a) (c)	16,496	173,208
Sprott Resource Lending Corporation	295	416
Texas Pacific Land Trust	1,920	101,030
		3,469,482
Insurance - 3.9%
Allied World Assurance Company Holdings A.G. (b)	40,942	3,287,643
Alterra Capital Holdings Ltd.	6,336	154,788
American Financial Group, Inc.	1,663	64,524
American International Group, Inc. (a)	304	10,619
American National Insurance Company (b)	12,598	920,410
American Safety Insurance Holdings Ltd. (a)	17,807	300,226

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 15.1% (Continued)
Insurance - 3.9% (Continued)
AMERISAFE, Inc. (a)	79,193	$2,078,816
Arch Capital Group Ltd. (a)	4,521	199,602
Argo Group International Holdings Ltd.	8,918	306,779
Aspen Insurance Holdings Ltd.	40,302	1,303,770
Assurant, Inc.	37,409	1,414,434
Berkley (W.R.) Corporation	3,173	123,398
Brown & Brown, Inc. (b)	8,177	208,922
Cincinnati Financial Corporation	200	7,968
Donegal Group, Inc. - Class A	62	803
eHealth, Inc. (a)	20,568	446,326
EMC Insurance Group, Inc.	51	1,141
Employers Holdings, Inc. (b)	34,335	626,614
Endurance Specialty Holdings Ltd.	52,855	2,143,270
Erie Indemnity Company - Class A	6,175	384,208
FBL Financial Group, Inc. - Class A	8,645	295,054
Fidelity National Financial, Inc. - Class A	492	10,534
First American Financial Corporation	191,152	4,348,708
Flagstone Reinsurance Holdings, S.A.	61,363	542,449
Genworth Financial, Inc. - Class A (a) (b)	1,180,895	7,038,134
Global Indemnity plc (a)	4,981	110,479
Greenlight Capital Re Ltd. - Class A (a)	14,143	361,354
Hanover Insurance Group, Inc. (The) (b)	105,996	3,827,516
HCC Insurance Holdings, Inc. (b)	154,873	5,519,674
Hilltop Holdings, Inc. (a) (b)	84,313	1,145,814
Horace Mann Educators Corporation (b)	73,728	1,416,315
Independence Holding Company	497	4,344
Infinity Property & Casualty Corporation (b)	23,063	1,317,128
Kansas City Life Insurance Company (b)	6,847	248,820
Kemper Corporation	53,956	1,672,636
Kingstone Companies, Inc.	161	757
Loews Corporation	700	29,596
Maiden Holdings Ltd. (b)	254,167	2,147,711
Manulife Financial Corporation	100	1,238
Markel Corporation (a)	1,200	566,328
Meadowbrook Insurance Group, Inc. (b)	238,899	1,342,612
MetLife, Inc.	200	7,098
Montpelier Re Holdings Ltd.	48,866	1,117,565
National Interstate Corporation	1,763	45,750
National Western Life Insurance Company	159	22,319
Navigators Group, Inc. (The) (a)	15,736	835,267
Old Republic International Corporation (b)	580,124	5,731,625
OneBeacon Insurance Group Ltd. - Class A	39,074	527,499
PartnerRe Ltd.	200	16,200
Phoenix Companies, Inc. (The) (a)	4,791	144,401
Presidential Life Corporation (b)	22,838	319,275
Primerica, Inc.	37,580	1,062,011
ProAssurance Corporation	21,955	1,962,777
Reinsurance Group of America, Inc.	1,057	55,936
RenaissanceRe Holdings Ltd.	1,200	97,632
Safety Insurance Group, Inc. (b)	22,271	1,032,261
SeaBright Holdings, Inc. (b)	250,912	2,752,505

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 15.1% (Continued)
Insurance - 3.9% (Continued)
Selective Insurance Group, Inc.	14,711	$272,006
State Auto Financial Corporation	21,049	339,731
Sun Life Financial, Inc.	6,600	163,680
Symetra Financial Corporation (b)	334,205	3,993,750
Torchmark Corporation	1,200	60,708
United Fire Group, Inc. (b)	83,637	1,988,051
Validus Holdings Ltd.	3,153	112,877
Willis Group Holdings plc	1,262	42,492
		68,634,878
Real Estate Investment Trusts (REIT) - 4.2%
Acadia Realty Trust	7,000	179,760
AG Mortgage Investment Trust, Inc. (b)	65,811	1,576,173
Alexandria Real Estate Equities, Inc.	1,800	126,774
American Assets Trust, Inc. (b)	8,857	240,645
American Campus Communities, Inc.	2,084	94,426
American Capital Agency Corporation	149	4,920
American Capital Mortgage Investment Corporation	2,673	66,638
AmREIT, Inc. - Class B	2,677	43,608
Annaly Capital Management, Inc.	2,031	32,780
Anworth Mortgage Asset Corporation	61,366	376,787
Apartment Investment & Management Company - Class A	6,892	183,947
Apollo Commercial Real Estate Finance, Inc.	64,279	1,086,958
Arbor Realty Trust, Inc.	30,048	165,264
Ares Commercial Real Estate Corporation	11,833	199,741
BioMed Realty Trust, Inc.	709	13,556
Camden Property Trust	5,973	392,008
Campus Crest Communities, Inc.	31,773	352,363
Capstead Mortgage Corporation	204,489	2,519,304
Care Investment Trust, Inc. (c)	18,552	133,203
CBL & Associates Properties, Inc.	2,706	60,533
Chatham Lodging Trust	5,662	73,323
Chesapeake Lodging Trust	50,392	949,889
Chimera Investment Corporation (b)	817,528	2,182,800
Colonial Properties Trust (b)	69,486	1,502,982
Colony Financial, Inc.	36,692	734,207
CommonWealth REIT (b)	200,525	2,749,198
CoreSite Realty Corporation	4,500	102,285
Cousins Properties, Inc.	110,665	930,693
CreXus Investment Corporation	242,780	2,731,275
CYS Investments, Inc.	36,300	487,146
DDR Corporation	10,700	164,352
DiamondRock Hospitality Company (b)	111,097	942,103
Digital Realty Trust, Inc.	100	6,143
Duke Realty Corporation	1,674	24,240
Dynex Capital, Inc.	31,179	309,296
EastGroup Properties, Inc.	6,200	322,772
Education Realty Trust, Inc. (b)	250,005	2,632,553
Equity Lifestyle Properties, Inc.	29,773	2,004,616
Essex Property Trust, Inc.	100	15,000
Excel Trust, Inc.	64,478	793,079

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 15.1% (Continued)
Real Estate Investment Trusts (REIT) - 4.2% (Continued)
Federal Realty Investment Trust	600	$64,698
FelCor Lodging Trust, Inc. (a)	61,140	269,016
First Potomac Realty Trust	51,779	616,688
Franklin Street Properties Corporation	55,070	628,349
General Growth Properties, Inc.	600	11,796
Government Properties Income Trust	22,245	493,617
Gramercy Capital Corporation (a) (b)	754,312	2,195,048
Hatteras Financial Corporation	69,351	1,891,202
Healthcare Realty Trust, Inc.	5,200	122,148
Healthcare Trust of America, Inc. (b)	150,615	1,506,150
Hersha Hospitality Trust (b)	94,859	433,506
Home Properties, Inc. (b)	8,036	488,508
Hospitality Properties Trust	1,525	35,258
Hudson Pacific Properties, Inc.	11,752	222,935
Inland Real Estate Corporation	24,748	202,191
Invesco Mortgage Capital, Inc.	7,900	169,297
Investors Real Estate Trust	35,821	301,613
Javelin Mortgage Investment Corporation (a)	5,600	108,640
Kilroy Realty Corporation	800	35,528
Kimco Realty Corporation	4,500	87,840
Kite Realty Group Trust (b)	232,188	1,270,068
LaSalle Hotel Properties	8,101	193,938
Lexington Realty Trust	48,977	464,792
LTC Properties, Inc. (b)	71,060	2,345,691
Macerich Company (The)	200	11,400
Medical Properties Trust, Inc.	104,287	1,197,215
MFA Financial, Inc.	247,960	2,025,833
Mid-America Apartment Communities, Inc.	29,058	1,880,343
Mission West Properties, Inc.	346	2,865
MPG Office Trust, Inc. (a)	77,469	251,000
National Health Investors, Inc.	7,300	389,893
National Retail Properties, Inc.	7,310	231,581
New York Mortgage Trust, Inc.	200,391	1,372,678
Newcastle Investment Corporation (b)	131,090	1,133,929
NorthStar Realty Finance Corporation	6,496	42,679
Omega Healthcare Investors, Inc.	4,078	93,549
One Liberty Properties, Inc. (b)	8,010	151,309
Parkway Properties, Inc.	69,324	954,591
Pebblebrook Hotel Trust (b)	52,000	1,103,440
PennyMac Mortgage Investment Trust	26,420	672,125
Prologis, Inc.	200	6,858
PS Business Parks, Inc.	5,125	328,666
Public Storage, Inc.	100	13,863
Resource Capital Corporation (b)	987,772	5,788,344
RLJ Lodging Trust	75,379	1,343,254
Saul Centers, Inc. (b)	51,395	2,223,862
Select Income REIT (b)	25,644	633,663
Senior Housing Properties Trust	3,500	76,930
Sovran Self Storage, Inc.	7,685	444,193
Spirit Realty Capital, Inc. (a)	50,611	826,984
Strategic Hotels & Resorts, Inc. (a) (b)	646,000	3,546,540

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 15.1% (Continued)
Real Estate Investment Trusts (REIT) - 4.2% (Continued)
Summit Hotel Properties, Inc.	199,875	$1,650,967
Sunstone Hotel Investors, Inc. (a) (b)	82,480	814,902
Tanger Factory Outlet Centers, Inc.	1,394	43,869
Taubman Centers, Inc.	1,018	79,964
Terreno Realty Corporation	4,569	69,723
Two Harbors Investment Corporation	7,350	87,685
UDR, Inc.	2,300	55,821
Universal Health Realty Income Trust	9,696	479,370
Urstadt Biddle Properties, Inc. - Class A	15,391	291,506
Vestin Realty Mortgage II, Inc. (a)	101	144
W.P. Carey, Inc.	5,700	311,790
Washington Real Estate Investment Trust	5,400	138,834
Weingarten Realty Investors	14,648	395,496
Western Asset Mortgage Capital Corporation	36,955	792,685
Whitestone REIT - Class B	128,266	1,727,743
Winthrop Realty Trust	26,746	292,601
		75,646,544
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc. (a)	89,533	2,590,190
Altisource Portfolio Solutions, S.A. (a)	1,600	181,600
American Realty Capital Properties, Inc.	77,424	1,005,738
AV Homes, Inc. (a)	93	1,367
Brookfield Asset Management, Inc. - Class A (b)	2,982	102,700
Brookfield Office Properties, Inc.	30,396	469,010
CBRE Group, Inc. (a)	1,200	21,624
FirstService Corporation (a)	11,677	336,765
Forest City Enterprises, Inc. - Class A (a)	190,360	3,055,278
Forestar Group, Inc. (a)	72,564	1,161,749
Gazit-Globe Ltd.	220	2,442
Granite Real Estate, Inc. (b)	43,600	1,599,248
Grubb & Ellis Company (a)	98	–
Howard Hughes Corporation (a)	2,540	177,800
Jones Lang LaSalle, Inc.	1,775	137,988
Kennedy-Wilson Holdings, Inc. (b)	41,199	585,026
Tejon Ranch Company (a) (b)	51,821	1,551,521
Thomas Properties Group, Inc.	623	3,327
		12,983,373
Thrifts & Mortgage Finance - 1.1%
America First Tax Exempt Investors, L.P.	52,877	320,963
Apollo Residential Mortgage, Inc.	41,744	925,464
Bank Mutual Corporation	1,313	5,922
BankFinancial Corporation	500	4,015
BankUnited, Inc.	2,835	67,218
Beneficial Mutual Bancorp, Inc. (a)	5,044	47,817
Brookline Bancorp, Inc.	6,937	58,826
Capitol Federal Financial, Inc.	293,919	3,500,575
Charter Financial Corporation	3,097	30,258
Clifton Savings Bancorp, Inc.	82	907
Dime Community Bancshares, Inc.	30,721	445,454
Doral Financial Corporation (a) (b)	140,526	133,486
Federal Agricultural Mortgage Corporation	7,915	222,965

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 15.1% (Continued)
Thrifts & Mortgage Finance - 1.1% (Continued)
Federal National Mortgage Association (a)	6,327	$1,683
First PacTrust Bancorp, Inc.	105	1,235
Flagstar Bancorp, Inc. (a)	63,857	881,227
Fox Chase Bancorp, Inc.	389	6,053
Franklin Financial Corporation (a)	4,612	79,465
Freddie Mac (a)	53	14
Hudson City Bancorp, Inc.	40,344	342,319
Kaiser Federal Financial Group, Inc.	269	4,151
Northfield Bancorp, Inc.	418	6,788
Northwest Bancshares, Inc.	129,472	1,540,717
OceanFirst Financial Corporation	10,905	152,016
Ocwen Financial Corporation (a)	518	19,979
Oritani Financial Corporation (b)	149,801	2,288,959
People's United Financial, Inc.	1,901	22,869
PMI Group, Inc. (The) (a) (b)	394,653	6,709
Provident Financial Services, Inc. (b)	68,743	1,031,145
Provident New York Bancorp	4,400	40,172
Rockville Financial, Inc.	75,249	1,000,059
Territorial Bancorp, Inc.	1,084	24,498
TFS Financial Corporation (a) (b)	174,741	1,563,932
Tree.com, Inc. (a)	32,621	471,373
TrustCo Bank Corporation	17,300	96,534
United Financial Bancorp, Inc.	13,574	208,632
ViewPoint Financial Group, Inc. (b)	45,677	950,082
Walker & Dunlop, Inc. (a)	99,657	1,655,303
Washington Federal, Inc.	41,206	691,437
WSFS Financial Corporation (b)	18,293	774,800
		19,626,021
Health Care - 14.8%
Biotechnology - 2.9%
ACADIA Pharmaceuticals, Inc. (a) (b)	262,928	617,881
Acorda Therapeutics, Inc. (a)	29,446	705,232
Aegerion Pharmaceuticals, Inc. (a)	41,512	933,190
AEterna Zentaris, Inc. (a)	7,615	16,448
Affymax, Inc. (a) (b)	190,229	4,335,319
Agenus, Inc. (a)	67,166	300,232
Alnylam Pharmaceuticals, Inc. (a)	160	2,587
AMAG Pharmaceuticals, Inc. (a)	25,603	396,334
Amicus Therapeutics, Inc. (a) (b)	193,887	983,007
Anacor Pharmaceuticals, Inc. (a)	23,572	135,539
Anthera Pharmaceuticals, Inc. (a)	81,238	72,383
ArQule, Inc. (a)	510,807	1,282,126
Array BioPharma, Inc. (a) (b)	928,514	3,844,048
Astex Pharmaceuticals, Inc. (a) (b)	269,453	641,298
BioCryst Pharmaceuticals, Inc. (a)	40,764	118,623
BioMarin Pharmaceutical, Inc. (a)	8,584	317,951
BioMimetic Therapeutics, Inc. (a)	10,575	39,233
Cepheid (a)	5,625	170,494
Chelsea Therapeutics International Ltd. (a)	411,013	719,273
Codexis, Inc. (a) (b)	93,773	243,810
Coronado Biosciences, Inc. (a)	17,884	94,785

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 14.8% (Continued)
Biotechnology - 2.9% (Continued)
Cyclacel Pharmaceuticals, Inc. (a)	9,911	$69,278
Cytokinetics, Inc. (a)	81,638	53,881
DUSA Pharmaceuticals, Inc. (a)	50,537	346,684
Dyax Corporation (a)	50,512	151,536
Dynavax Technologies Corporation (a)	132,417	548,206
Emergent BioSolutions, Inc. (a) (b)	199,346	2,649,308
Geron Corporation (a) (b)	575,859	765,893
GTx, Inc. (a)	25,242	101,220
Idenix Pharmaceuticals, Inc. (a)	858,343	3,055,701
ImmunoGen, Inc. (a)	21,760	241,101
Infinity Pharmaceuticals, Inc. (a)	97,910	2,192,205
Inovio Pharmaceuticals, Inc. (a)	4,141	2,982
Insmed, Inc. (a)	102,758	656,624
Isis Pharmaceuticals, Inc. (a)	44,113	381,577
KYTHERA Biopharmaceuticals, Inc. (a)	2,500	54,950
Lexicon Pharmaceuticals, Inc. (a)	119,065	246,465
Maxygen, Inc.	91,111	222,311
Myrexis, Inc. (a)	891	2,138
Myriad Genetics, Inc. (a)	4,049	105,962
Nabi Biopharmaceuticals (a) (b)	126,198	220,847
Nanosphere, Inc. (a)	655,932	2,053,067
Neurocrine Biosciences, Inc. (a) (b)	99,902	732,282
Novavax, Inc. (a)	316,661	664,988
NPS Pharmaceuticals, Inc. (a)	87,466	808,186
OncoGenex Pharmaceuticals, Inc. (a)	18,522	229,673
Oncolytics Biotech, Inc. (a)	800	1,656
Onyx Pharmaceuticals, Inc. (a)	1,338	104,846
PDL BioPharma, Inc. (b)	550,006	4,097,545
PharmAthene, Inc. (a)	303	318
Progenics Pharmaceuticals, Inc. (a)	94,275	268,684
QLT, Inc. (a) (b)	115,746	870,410
Regeneron Pharmaceuticals, Inc. (a)	218	31,021
Repligen Corporation (a)	119,682	610,378
Rigel Pharmaceuticals, Inc. (a)	80,966	721,407
SciClone Pharmaceuticals, Inc. (a) (b)	303,533	1,672,467
Seattle Genetics, Inc. (a) (b)	175,257	4,409,466
SIGA Technologies, Inc. (a)	894	2,593
Sinovac Biotech Ltd. (a)	200	590
Synageva BioPharma Corporation (a)	10,405	439,923
Synergy Pharmaceuticals, Inc. (a)	139,116	550,899
Synta Pharmaceuticals Corporation (a)	58,952	463,952
Threshold Pharmaceuticals, Inc. (a) (b)	459,240	1,887,476
Transition Therapeutics, Inc. (a)	213	469
Trius Therapeutics, Inc. (a)	224,695	1,231,329
United Therapeutics Corporation (a)	2,100	95,907
Vanda Pharmaceuticals, Inc. (a)	34,067	115,487
Vical, Inc. (a) (b)	235,973	804,668
YM BioSciences, Inc. (a) (b)	1,048,290	1,656,298
Zalicus, Inc. (a) (b)	247,607	138,660
		52,703,307

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 14.8% (Continued)
Health Care Equipment & Supplies - 3.8%
Abaxis, Inc. (a)	4,541	$167,018
Abiomed, Inc. (a)	21,622	428,548
Alere, Inc. (a) (b)	218,724	4,199,501
Alphatec Holdings, Inc. (a)	9,298	15,993
Analogic Corporation (b)	52,397	3,859,563
Anika Therapeutics, Inc. (a) (b)	133,504	1,496,580
Antares Pharma, Inc. (a)	130,235	496,195
ArthroCare Corporation (a)	35,874	1,079,090
AtriCure, Inc. (a)	145	931
Boston Scientific Corporation (a)	4,359	22,405
C.R. Bard, Inc.	200	19,238
Cantel Medical Corporation (b)	97,778	2,543,206
Cardica, Inc. (a)	470	630
Cardiovascular Systems, Inc. (a)	11,919	139,214
CareFusion Corporation (a)	6,200	164,672
CONMED Corporation	8,941	247,308
Cooper Companies, Inc. (The)	200	19,196
CryoLife, Inc.	19,207	118,891
Cyberonics, Inc. (a) (b)	126,294	5,841,097
Cynosure, Inc. - Class A (a) (b)	106,626	2,808,529
DENTSPLY International, Inc.	1,900	69,996
Derma Sciences, Inc. (a)	152	1,716
EnteroMedics, Inc. (a)	371	1,117
Exactech, Inc. (a)	883	14,746
GenMark Diagnostics, Inc. (a)	114,058	971,774
Given Imaging Ltd. (a) (b)	63,203	1,143,974
Globus Medical, Inc. - Class A (a)	9,900	169,884
Greatbatch, Inc. (a)	6,285	138,144
Hill-Rom Holdings, Inc. (b)	226,131	6,352,020
IDEXX Laboratories, Inc. (a)	2,200	211,640
IMRIS, Inc. (a)	27,250	109,545
Integra LifeSciences Holdings Corporation (a)	1,456	55,692
Invacare Corporation	42,075	574,324
IRIS International, Inc. (a) (b)	218,346	4,255,564
Masimo Corporation (a)	4,043	88,825
Medical Action Industries, Inc. (a)	151	445
Merit Medical Systems, Inc. (a)	21,826	315,167
Natus Medical, Inc. (a) (b)	45,302	511,913
Neogen Corporation (a)	6,372	272,658
Novadaq Technologies, Inc. (a)	25,600	294,400
NuVasive, Inc. (a) (b)	405,273	5,844,037
NxStage Medical, Inc. (a)	18,644	208,813
OraSure Technologies, Inc. (a)	68,709	622,503
Orthofix International N.V. (a)	21,592	856,339
Palomar Medical Technologies, Inc. (a)	1,487	12,833
PhotoMedex, Inc. (a)	5,000	66,550
Rochester Medical Corporation (a)	2,948	30,924
Sirona Dental Systems, Inc. (a)	6,528	373,793
Solta Medical, Inc. (a)	67,109	197,972
Spectranetics Corporation (The) (a)	139,023	2,024,175
STERIS Corporation (b)	89,184	3,175,842

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 14.8% (Continued)
Health Care Equipment & Supplies - 3.8% (Continued)
Stryker Corporation	200	$10,520
Sunshine Heart, Inc. (a)	61,492	388,014
SurModics, Inc. (a)	93,601	1,682,946
Symmetry Medical, Inc. (a) (b)	223,698	2,049,074
Syneron Medical Ltd. (a) (b)	94,442	876,422
Teleflex, Inc.	9,724	660,746
Thoratec Corporation (a) (b)	57,124	2,039,327
Tornier N.V. (a) (b)	82,318	1,407,638
TranS1, Inc. (a)	3,199	8,797
Varian Medical Systems, Inc. (a)	2,200	146,872
Vascular Solutions, Inc. (a)	92,793	1,398,390
Vermillion, Inc. (a)	5,169	6,461
West Pharmaceutical Services, Inc. (b)	72,998	3,932,402
Young Innovations, Inc.	7,026	239,938
Zimmer Holdings, Inc.	200	12,842
		67,495,519
Health Care Providers & Services - 5.5%
Acadia Healthcare Company, Inc. (a)	37,313	767,528
AdCare Health Systems, Inc. (a)	1,400	6,636
Alliance HealthCare Services, Inc. (a) (b)	73,223	101,048
Almost Family, Inc. (a)	18,954	392,916
Amedisys, Inc. (a)	117,450	1,296,648
AMERIGROUP Corporation (a)	7,300	666,782
AMN Healthcare Services, Inc. (a)	200,511	1,989,069
AmSurg Corporation (a) (b)	120,947	3,449,408
Assisted Living Concepts, Inc. - Class A	145,744	1,152,835
BioScrip, Inc. (a)	310,172	2,856,684
Brookdale Senior Living, Inc. (a)	110,846	2,600,447
Capital Senior Living Corporation (a) (b)	163,832	2,634,419
CardioNet, Inc. (a)	850	2,065
Catamaran Corporation (a)	5,224	246,364
Centene Corporation (a)	109,359	4,153,455
Community Health Systems, Inc. (a)	53,626	1,470,425
Corvel Corporation (a)	746	31,727
Coventry Health Care, Inc.	2,500	109,100
Cross Country Healthcare, Inc. (a) (b)	103,375	454,850
DaVita, Inc. (a)	200	22,504
Emeritus Corporation (a) (b)	219,617	4,930,402
Ensign Group, Inc. (The)	30,800	898,128
Five Star Quality Care, Inc. (a) (b)	590,120	3,104,031
Gentiva Health Services, Inc. (a)	35,673	335,326
Hanger, Inc. (a) (b)	59,597	1,510,784
HCA Holdings, Inc.	3,532	100,344
Health Management Associates, Inc. - Class A (a) (b)	976,023	7,124,968
Health Net, Inc. (a) (b)	298,756	6,429,229
HealthSouth Corporation (a)	141,412	3,129,448
Healthways, Inc. (a)	149,462	1,454,265
Henry Schein, Inc. (a)	1,200	88,536
HMS Holdings Corporation (a)	7,500	173,175
Kindred Healthcare, Inc. (a)	107,194	1,050,501
Laboratory Corporation of America Holdings (a)	1,200	101,676

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 14.8% (Continued)
Health Care Providers & Services - 5.5% (Continued)
Landauer, Inc. (b)	1,183	$68,555
LCA-Vision, Inc. (a)	52,576	200,840
LHC Group, Inc. (a) (b)	109,174	1,912,728
LifePoint Hospitals, Inc. (a)	22,032	778,611
Magellan Health Services, Inc. (a) (b)	91,864	4,606,980
Medical Facilities Corporation	1,607	22,847
MEDNAX, Inc. (a)	2,895	199,697
Metropolitan Health Networks, Inc. (a) (b)	433,825	4,741,707
Molina Healthcare, Inc. (a) (b)	155,497	3,898,310
MWI Veterinary Supply, Inc. (a)	1,290	135,476
National Healthcare Corporation	2,717	129,384
National Research Corporation	99	5,017
Omnicare, Inc.	1,600	55,248
Owens & Minor, Inc.	4,548	129,482
Patterson Companies, Inc.	1,100	36,740
PDI, Inc. (a)	62	425
PharMerica Corporation (a) (b)	112,446	1,374,090
Providence Service Corporation (The) (a)	115,296	1,176,019
PSS World Medical, Inc. (a)	6,832	195,532
Quest Diagnostics, Inc.	1,300	75,036
RadNet, Inc. (a)	1,823	4,740
Select Medical Holdings Corporation (a) (b)	254,022	2,690,093
Skilled Healthcare Group, Inc. - Class A (a)	75,586	587,303
Sun Healthcare Group, Inc. (a) (b)	232,221	1,964,590
Sunrise Senior Living, Inc. (a)	68,999	992,896
Team Health Holdings, Inc. (a) (b)	79,995	2,128,667
Tenet Healthcare Corporation (a) (b)	251,695	5,940,002
Triple-S Management Corporation (a) (b)	33,388	602,320
U.S. Physical Therapy, Inc. (b)	62,321	1,663,971
Universal American Corporation (a) (b)	320,529	2,897,582
Universal Health Services, Inc. - Class B	200	8,278
Vanguard Health Systems, Inc. (a) (b)	310,415	3,004,817
VCA Antech, Inc. (a) (b)	45,909	898,898
		97,962,604
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	106,939	1,381,652
Authentidate Holding Corporation (a)	392	545
Computer Programs & Systems, Inc.	1,463	71,409
Epocrates, Inc. (a)	11,473	112,206
MedAssets, Inc. (a) (b)	119,695	2,122,192
Mediware Information Systems, Inc. (a)	32,744	718,403
Merge Healthcare, Inc. (a)	43,473	148,243
Omnicell, Inc. (a) (b)	203,404	2,965,630
Quality Systems, Inc.	45,604	795,790
		8,316,070
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	100	3,599
Albany Molecular Research, Inc. (a)	4,402	15,583
BioDelivery Sciences International, Inc. (a)	69,520	355,247
Bio-Rad Laboratories, Inc. - Class A (a)	100	10,135
Bruker Corporation (a) (b)	186,500	2,254,785

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 14.8% (Continued)
Life Sciences Tools & Services - 0.7% (Continued)
Cambrex Corporation (a)	218,417	$2,638,477
Charles River Laboratories International, Inc. (a) (b)	92,481	3,451,391
Compugen Ltd. (a)	24,724	90,490
Covance, Inc. (a)	1,553	75,647
Enzo Biochem, Inc. (a)	2,430	4,860
Furiex Pharmaceuticals, Inc. (a)	3,400	65,178
Harvard Bioscience, Inc. (a) (b)	15,688	63,066
Illumina, Inc. (a)	5,700	270,807
Luminex Corporation (a) (b)	14,258	229,269
Mettler-Toledo International, Inc. (a)	773	130,923
Nordion, Inc. (b)	157,626	1,021,416
Pacific Biosciences of California, Inc. (a) (b)	135,128	175,666
PAREXEL International Corporation (a)	2,357	72,336
PerkinElmer, Inc.	4,600	142,278
pSivida Corporation (a)	595	928
Techne Corporation	30,468	2,052,325
Thermo Fisher Scientific, Inc.	200	12,212
		13,136,618
Pharmaceuticals - 1.4%
Alimera Sciences, Inc. (a)	36,560	94,690
Auxilium Pharmaceuticals, Inc. (a)	30,711	628,961
Biostar Pharmaceuticals, Inc. (a)	179	227
Cardiome Pharma Corporation (a) (b)	128,582	34,717
Columbia Laboratories, Inc. (a)	814	554
Corcept Therapeutics, Inc. (a)	34,221	85,553
Cornerstone Therapeutics, Inc. (a)	141,171	690,326
Cumberland Pharmaceuticals, Inc. (a)	563	3,305
DURECT Corporation (a) (b)	198,303	271,675
Eli Lilly & Company	2,894	140,735
Endo Health Solutions, Inc. (a)	200	5,732
Endocyte, Inc. (a)	75,759	725,014
Hi-Tech Pharmacal Company, Inc. (a)	11,065	346,888
Hospira, Inc. (a)	1,200	36,828
Impax Laboratories, Inc. (a) (b)	17,232	366,180
Jazz Pharmaceuticals plc (a) (b)	98,092	5,270,483
Medicines Company (The) (a)	24,990	547,781
Medicis Pharmaceutical Corporation - Class A (b)	180,496	7,835,331
Pain Therapeutics, Inc. (a)	15,056	70,312
Pernix Therapeutics Holdings, Inc. (a)	27,700	218,276
Perrigo Company	900	103,509
Questcor Pharmaceuticals, Inc.	10,244	261,017
Salix Pharmaceuticals Ltd. (a) (b)	103,472	4,039,547
Santarus, Inc. (a)	178,794	1,632,389
Sucampo Pharmaceuticals, Inc. (a)	48,795	243,487
Valeant Pharmaceuticals International, Inc. (a)	194	10,850
Ventrus BioSciences, Inc. (a)	28,086	88,190
Warner Chilcott plc	45,418	525,941
XenoPort, Inc. (a)	28,677	236,012
Zogenix, Inc. (a)	509,968	1,244,322
		25,758,832

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 14.8%
Aerospace & Defense - 2.1%
AAR Corporation	297,425	$4,488,143
American Science & Engineering, Inc.	3,611	229,587
Astronics Corporation (a)	10,157	235,744
Astronics Corporation - Class B (a)	1,633	37,322
B/E Aerospace, Inc. (a)	300	13,527
Ceradyne, Inc.	142,352	4,976,626
CPI Aerostructures, Inc. (a)	531	5,846
Cubic Corporation (b)	51,930	2,534,184
Curtiss-Wright Corporation (b)	53,163	1,641,142
DigitalGlobe, Inc. (a)	2,653	68,819
Ducommun, Inc. (a)	63,739	869,400
Esterline Technologies Corporation (a)	62,337	3,602,455
Exelis, Inc.	309,333	3,421,223
GeoEye, Inc. (a) (b)	172,031	5,396,612
HEICO Corporation (b)	6,091	235,295
HEICO Corporation - Class A	12,621	384,688
Hexcel Corporation (a)	159,961	4,088,603
Huntington Ingalls Industries, Inc. (a)	8,381	355,187
LMI Aerospace, Inc. (a) (b)	15,468	310,597
MOOG, Inc. - Class A (a)	572	21,170
Sparton Corporation (a)	27,685	373,748
Spirit AeroSystems Holdings, Inc. - Class A (a)	59,584	931,298
Sypris Solutions, Inc.	26,885	169,376
Taser International, Inc. (a)	246,512	1,925,259
Teledyne Technologies, Inc. (a)	3,975	254,519
Textron, Inc.	200	5,042
Triumph Group, Inc.	4,973	325,334
		36,900,746
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a) (b)	322,006	1,239,723
Forward Air Corporation (b)	70,805	2,362,763
Hub Group, Inc. - Class A (a) (b)	41,914	1,299,753
Park-Ohio Holdings Corporation (a) (b)	47,619	1,053,332
UTi Worldwide, Inc.	155,582	2,161,034
		8,116,605
Airlines - 0.9%
Alaska Air Group, Inc. (a) (b)	196,426	7,511,330
Copa Holdings, S.A. - Class A	200	18,564
Delta Air Lines, Inc. (a)	1,000	9,630
Hawaiian Holdings, Inc. (a) (b)	340,266	2,017,777
JetBlue Airways Corporation (a) (b)	505,190	2,672,455
Pinnacle Airlines Corporation (a)	1,391	24
SkyWest, Inc.	150,200	1,644,690
Southwest Airlines Company	20	176
Spirit Airlines, Inc. (a)	130,723	2,294,189
United Continental Holdings, Inc. (a)	400	7,684
WestJet Airlines Ltd. - Variable Voting Shares	25	451
		16,176,970
Building Products - 0.3%
A.O. Smith Corporation (b)	2,055	124,882
Ameresco, Inc. - Class A (a) (b)	65,606	725,602

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 14.8% (Continued)
Building Products - 0.3% (Continued)
American Woodmark Corporation (a)	24,364	$560,372
Apogee Enterprises, Inc.	14,355	292,411
Armstrong World Industries, Inc.	200	10,360
Fortune Brands Home & Security, Inc. (a)	12,300	349,812
Gibraltar Industries, Inc. (a)	15,485	192,943
Griffon Corporation	46,481	471,782
Insteel Industries, Inc.	21	244
Lennox International, Inc.	1,787	89,439
NCI Building Systems, Inc. (a)	49,731	557,485
Owens Corning, Inc. (a)	2,300	77,257
Patrick Industries, Inc. (a)	59,228	1,046,559
Quanex Building Products Corporation	7,685	151,933
USG Corporation (a)	2,000	53,420
		4,704,501
Commercial Services & Supplies - 2.2%
A.T. Cross Company - Class A (a)	294	2,784
Asta Funding, Inc.	1,066	9,999
Avery Dennison Corporation	5,486	177,637
Brink's Company (The) (b)	41,348	1,087,866
Casella Waste Systems, Inc. (a) (b)	179,631	822,710
CECO Environmental Corporation	3,000	26,550
Clean Harbors, Inc. (a) (b)	80,758	4,712,229
Consolidated Graphics, Inc. (a)	14,829	437,604
Copart, Inc. (a)	3,897	112,195
Corrections Corporation of America	4,147	139,546
Courier Corporation	10,173	122,585
Covanta Holding Corporation	13,891	252,538
Encore Capital Group, Inc. (a) (b)	46,449	1,347,021
EnergySolutions, Inc. (a)	796,493	2,277,970
EnerNOC, Inc. (a)	170,129	2,095,989
Ennis, Inc.	12,399	189,705
Fuel Tech, Inc. (a)	25,669	104,729
G&K Services, Inc.	34,425	1,110,206
Geo Group, Inc. (The)	8,667	240,249
Healthcare Services Group, Inc.	24,934	595,923
Herman Miller, Inc.	21,844	423,555
HNI Corporation	21,240	584,525
Intersections, Inc.	35,806	332,638
Iron Mountain, Inc.	62,300	2,155,580
KAR Auction Services, Inc. (a) (b)	74,896	1,497,920
Kimball International, Inc. - Class B	136,221	1,626,479
Knoll, Inc.	46,582	670,315
Metalico, Inc. (a)	99,559	212,061
Mine Safety Appliances Company	19,996	771,846
Multi-Color Corporation (b)	5,477	124,437
Performant Financial Corporation (a)	36,966	364,854
Perma-Fix Environmental Services, Inc. (a)	53	47
Pitney Bowes, Inc.	245,224	3,521,417
Portfolio Recovery Associates, Inc. (a)	1,334	139,603
Progressive Waste Solutions Ltd.	6,987	135,129
Republic Services, Inc.	10,506	297,845

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 14.8% (Continued)
Commercial Services & Supplies - 2.2% (Continued)
Ritchie Bros. Auctioneers, Inc. (b)	19,418	$436,711
Rollins, Inc.	15,835	358,979
Schawk, Inc. (b)	6,108	75,373
Steelcase, Inc. - Class A (b)	501,338	5,018,393
Stericycle, Inc. (a)	200	18,952
SYKES Enterprises, Inc. (a) (b)	46,332	631,042
Team, Inc. (a) (b)	17,189	563,455
Tetra Tech, Inc. (a)	13,735	356,286
TMS International Corporation - Class A (a)	13,900	145,672
TRC Companies, Inc. (a)	17,659	127,321
UniFirst Corporation (b)	27,531	1,915,332
US Ecology, Inc.	5,103	121,094
Viad Corp (b)	31,698	672,315
Waste Connections, Inc.	5,987	196,553
		39,361,764
Construction & Engineering - 1.4%
AECOM Technology Corporation (a) (b)	355,610	7,634,947
Argan, Inc.	52,384	931,911
Comfort Systems USA, Inc.	12,078	131,650
Dycom Industries, Inc. (a) (b)	148,468	2,114,184
EMCOR Group, Inc.	14,991	482,111
Furmanite Corporation (a)	1,000	5,050
Goldfield Corporation (The) (a)	22,800	43,320
Great Lakes Dredge & Dock Corporation	33,749	268,305
KBR, Inc.	200	5,572
Layne Christensen Company (a) (b)	90,255	2,011,784
Michael Baker Corporation (a)	12,209	276,045
MYR Group, Inc. (a) (b)	121,388	2,570,998
Northwest Pipe Company (a)	1,668	38,331
Orion Marine Group, Inc. (a)	3,200	21,408
Pike Electric Corporation (a)	101	920
Primoris Services Corporation (b)	44,489	621,511
Quanta Services, Inc. (a)	500	12,965
Shaw Group, Inc. (The) (a)	154,673	6,773,131
Sterling Construction Company, Inc. (a) (b)	48,469	431,374
URS Corporation	9,510	318,395
		24,693,912
Electrical Equipment - 0.8%
Active Power, Inc. (a)	2,100	1,512
Acuity Brands, Inc.	2,275	147,193
AMETEK, Inc.	4,329	153,896
A-Power Energy Generation Systems Ltd. (a)	112,992	11,299
AZZ, Inc. (b)	63,912	2,520,689
Babcock & Wilcox Company (The) (a)	55,955	1,441,960
Broadwind Energy, Inc. (a)	300	747
China Electric Motor, Inc. (a)	1,771	58
Coleman Cable, Inc. (b)	20,176	191,470
Cooper Industries plc - Class A	3,200	239,808
EnerSys (a)	1,000	34,480
FuelCell Energy, Inc. (a)	69,654	64,813
Generac Holdings, Inc.	54,687	1,859,358

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 14.8% (Continued)
Electrical Equipment - 0.8% (Continued)
Global Power Equipment Group, Inc.	34,939	$590,469
GrafTech International Ltd. (a)	25,100	263,801
Hubbell, Inc. - Class B	1,921	160,826
II-VI, Inc. (a)	33,968	560,812
Jinpan International Ltd. (b)	42,165	185,948
Powell Industries, Inc. (a)	7,010	278,858
PowerSecure International, Inc. (a)	6	39
Preformed Line Products Company (b)	2,143	115,443
Regal-Beloit Corporation (b)	54,756	3,568,996
Sensata Technologies Holding N.V. (a)	4,096	115,384
Thermon Group Holdings, Inc. (a)	23,772	590,497
Vicor Corporation (a) (b)	63,917	407,790
		13,506,146
Industrial Conglomerates - 0.0% (d)
Carlisle Companies, Inc.	3,559	197,702
General Electric Company	600	12,636
Standex International Corporation (b)	16,097	744,325
Tyco International Ltd.	173	4,649
		959,312
Machinery - 2.8%
Accuride Corporation (a)	77,950	208,126
Alamo Group, Inc.	31,758	1,063,893
Altra Holdings, Inc. (b)	20,380	367,248
American Railcar Industries, Inc. (a) (b)	91,275	2,681,660
Ampco-Pittsburgh Corporation (b)	25,693	453,738
Astec Industries, Inc. (a)	20,594	593,107
Barnes Group, Inc.	22,212	508,211
Blount International, Inc. (a)	27,113	358,705
Cascade Corporation	9,612	624,684
Chart Industries, Inc. (a)	934	66,118
China Yuchai International Ltd. (b)	19,470	269,854
CIRCOR International, Inc. (b)	58,310	2,011,112
CLARCOR, Inc.	1,919	86,816
CNH Global N.V. (a)	100	4,480
Colfax Corporation (a)	5,083	174,804
Columbus McKinnon Corporation (a) (b)	31,756	475,387
Commercial Vehicle Group, Inc. (a)	16,557	125,668
Crane Company	57,390	2,409,232
Donaldson Company, Inc.	4,600	148,442
Duoyuan Printing, Inc. (a)	105,760	12,691
Dynamic Materials Corporation	34,193	458,870
ESCO Technologies, Inc.	16,948	634,533
Federal Signal Corporation (a)	36,286	209,370
Flow International Corporation (a)	47,941	159,164
Gardner Denver, Inc.	23,487	1,628,354
Gorman-Rupp Company (The) (b)	28,062	757,674
Graco, Inc.	39,764	1,911,058
Graham Corporation	1,542	27,710
Greenbrier Companies, Inc. (The) (a) (b)	8,594	149,622
Hardinge, Inc. (b)	19,675	204,227
Harsco Corporation	83,610	1,671,364

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 14.8% (Continued)
Machinery - 2.8% (Continued)
Hurco Companies, Inc. (a) (b)	4,838	$111,177
Hyster-Yale Materials Handling, Inc. - Class A (a) (b)	5,425	222,859
Hyster-Yale Materials Handling, Inc. - Class B (a)	5,425	222,859
IDEX Corporation	9,270	394,253
John Bean Technologies Corporation (b)	211,414	3,260,004
Kadant, Inc. (a) (b)	13,813	335,518
Kaydon Corporation	1,510	33,764
Kennametal, Inc.	8,367	296,359
L.B. Foster Company - Class A (b)	9,749	321,814
Lincoln Electric Holdings, Inc.	4,745	205,791
Lindsay Corporation	7,134	544,824
Lydall, Inc. (a)	427	5,513
Manitex International, Inc. (a)	23,297	164,943
Manitowoc Company, Inc. (The)	234	3,334
Meritor, Inc. (a)	284,096	1,255,704
Met-Pro Corporation	741	6,728
Middleby Corporation (a)	1,598	199,670
Mueller Industries, Inc.	68,885	3,017,163
Mueller Water Products, Inc. - Class A (b)	42,441	221,118
NACCO Industries, Inc. - Class A (b)	15,925	806,442
Navistar International Corporation (a)	196,970	3,693,187
NN, Inc. (a)	19,029	157,560
Nordson Corporation	2,640	155,839
Oshkosh Corporation (a)	139,106	4,170,398
Pall Corporation	2,100	132,216
Parker-Hannifin Corporation	200	15,732
Pentair Ltd.	41	1,732
PMFG, Inc. (a)	6,700	43,550
RBC Bearings, Inc. (a) (b)	20,219	1,004,076
Robbins & Myers, Inc. (b)	6,408	379,866
Sauer-Danfoss, Inc. (b)	56,220	2,252,173
SmartHeat, Inc. (a) (c)	832	1,747
Snap-on, Inc.	1,100	85,063
Tecumseh Products Company - Class A (a)	1,133	5,699
Tennant Company (b)	16,359	612,154
Terex Corporation (a)	4,385	98,882
Timken Company	356	14,058
Titan International, Inc.	23,459	492,170
Toro Company (The) (b)	14,534	613,625
Trimas Corporation (a)	54,400	1,364,352
Trinity Industries, Inc. (b)	79,483	2,486,228
Valmont Industries, Inc.	1,350	182,385
WABCO Holdings, Inc. (a) (b)	9,335	546,751
Wabtec Corporation	1,975	161,752
Woodward, Inc.	722	24,187
Xerium Technologies, Inc. (a)	502	1,591
Xylem, Inc.	4,527	109,825
		50,892,557
Marine - 0.4%
Box Ships, Inc.	46,670	268,352
Costamare, Inc. (b)	56,262	761,225

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 14.8% (Continued)
Marine - 0.4% (Continued)
Danaos Corporation (a)	500	$1,375
Diana Containerships, Inc.	76,724	458,810
Diana Shipping, Inc. (a) (b)	176,088	1,267,834
DryShips, Inc. (a) (b)	548,500	1,217,670
Global Ship Lease, Inc. (a)	31,097	104,175
International Shipholding Corporation	642	10,734
Matson, Inc.	41,822	888,717
Navios Maritime Holdings, Inc. (b)	262,989	1,028,287
Paragon Shipping, Inc. - Class A (a)	100	38
Safe Bulkers, Inc. (b)	299,193	1,645,561
Star Bulk Carriers Corporation	3,337	25,528
		7,678,306
Professional Services - 0.8%
Barrett Business Services, Inc.	32,496	969,356
CDI Corporation (b)	5,255	90,333
Corporate Executive Board Company (The)	14,181	637,578
CRA International, Inc. (a)	2,156	36,091
Dun & Bradstreet Corporation (The)	200	16,208
Equifax, Inc. (b)	3,771	188,701
Exponent, Inc. (a)	3,773	207,439
Franklin Covey Company (a)	686	8,246
GP Strategies Corporation (a)	52,092	1,002,771
Heidrick & Struggles International, Inc. (b)	41,311	489,122
Hill International, Inc. (a)	200	678
Hudson Global, Inc. (a)	390	1,576
Huron Consulting Group, Inc. (a)	3,013	86,925
ICF International, Inc. (a) (b)	56,552	1,037,729
IHS, Inc. - Class A (a)	860	72,575
Korn/Ferry International (a)	18,715	250,594
Mistras Group, Inc. (a)	94,315	2,083,418
Navigant Consulting, Inc. (a) (b)	195,853	2,034,913
Pendrell Corporation (a)	106,515	126,753
Resources Connection, Inc.	94,347	1,164,242
Robert Half International, Inc.	8,676	233,298
RPX Corporation (a)	242,057	2,548,860
Towers Watson & Company	3,700	198,727
TrueBlue, Inc. (a)	34,036	444,170
Volt Information Sciences, Inc. (a)	14,233	99,631
VSE Corporation	409	9,673
		14,039,607
Road & Rail - 1.7%
AMERCO	318	36,742
Avis Budget Group, Inc. (a) (b)	304,152	5,027,632
Canadian Pacific Railway Ltd.	200	18,412
Celadon Group, Inc. (b)	159,667	2,730,306
Covenant Transportation Group, Inc. (a)	302	1,401
CSX Corporation	200	4,094
Dollar Thrifty Automotive Group, Inc. (a)	5,520	425,040
Genesee & Wyoming, Inc. - Class A (a)	14,447	1,046,974
Heartland Express, Inc. (b)	159,698	2,227,787
Hertz Global Holdings, Inc. (a)	6,700	88,909

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 14.8% (Continued)
Road & Rail - 1.7% (Continued)
J.B. Hunt Transport Services, Inc.	200	$11,740
Kansas City Southern	200	16,092
Landstar System, Inc. (b)	43,843	2,220,648
Marten Transport Ltd. (b)	78,518	1,452,583
Old Dominion Freight Line, Inc. (a)	45,854	1,537,943
Quality Distribution, Inc. (a) (b)	64,226	552,344
Roadrunner Transportation Systems, Inc. (a) (b)	126,593	2,206,516
Ryder System, Inc. (b)	98,312	4,435,837
Saia, Inc. (a) (b)	56,866	1,285,172
Swift Transportation Company (a) (b)	537,597	5,241,571
USA Truck, Inc. (a)	95	271
		30,568,014
Trading Companies & Distributors - 1.0%
Aceto Corporation (b)	67,562	676,971
AerCap Holdings N.V. (a)	12,152	151,414
Aircastle Ltd. (b)	312,729	3,480,674
BlueLinx Holdings, Inc. (a)	155	327
CAI International, Inc. (a) (b)	49,077	1,087,546
DXP Enterprises, Inc. (a) (b)	34,159	1,681,648
Edgen Group, Inc. (a)	43,571	331,575
GATX Corporation	23,892	990,562
General Finance Corporation (a)	365	1,456
H&E Equipment Services, Inc. (b)	153,605	2,337,868
Lawson Products, Inc.	631	4,487
MFC Industrial Ltd. (b)	108,448	901,203
MSC Industrial Direct Company, Inc. - Class A	2,230	166,358
SeaCube Container Leasing Ltd. (b)	104,782	1,940,563
TAL International Group, Inc. (b)	38,597	1,317,702
Textainer Group Holdings Ltd.	63,062	1,904,472
WESCO International, Inc. (a)	11,841	768,244
		17,743,070
Transportation Infrastructure - 0.0% (d)
China Infrastructure Investment Corporation (a)	24,710	2,718
Wesco Aircraft Holdings, Inc. (a)	12,853	171,588
		174,306
Information Technology - 15.7%
Communications Equipment - 2.6%
Acme Packet, Inc. (a)	135,775	2,245,718
Alliance Fiber Optic Products, Inc. (a)	14,288	154,310
Alvarion Ltd. (a)	22,360	10,621
ARRIS Group, Inc. (a)	37,017	508,614
Aruba Networks, Inc. (a)	251,921	4,577,405
Aviat Networks, Inc. (a)	67,299	153,442
Bel Fuse, Inc. - Class B	1,068	17,686
Black Box Corporation (b)	54,716	1,199,375
Brocade Communications Systems, Inc. (a) (b)	1,361,235	7,214,545
CalAmp Corporation (a)	186,738	1,658,233
Calix, Inc. (a) (b)	245,931	1,635,441
Ceragon Networks Ltd. (a) (b)	66,533	267,463
Cisco Systems, Inc.	2,500	42,850
Cogo Group, Inc. (a)	979	2,516

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 15.7% (Continued)
Communications Equipment - 2.6% (Continued)
Communications Systems, Inc. (b)	2,477	$25,662
Comtech Telecommunications Corporation	24,508	616,866
Digi International, Inc. (a)	46	433
EchoStar Corporation - Class A (a)	150,517	4,780,420
EMCORE Corporation (a)	26,771	124,485
Emulex Corporation (a) (b)	462,527	3,219,188
EXFO, Inc. (a)	716	3,265
Harmonic, Inc. (a) (b)	649,139	2,817,263
Harris Corporation	200	9,156
Ixia (a)	177,045	2,480,400
JDS Uniphase Corporation (a)	188,502	1,826,584
Loral Space & Communications, Inc.	13,301	1,046,257
Oclaro, Inc. (a) (b)	487,169	959,723
Oplink Communications, Inc. (a)	117,181	1,741,310
Polycom, Inc. (a)	23,900	239,478
Radware Ltd. (a) (b)	42,537	1,395,214
ShoreTel, Inc. (a) (b)	309,620	1,371,617
Sierra Wireless, Inc. (a)	45,128	364,183
Sonus Networks, Inc. (a) (b)	688,953	1,281,453
Sycamore Networks, Inc.	9,320	53,870
Symmetricom, Inc. (a)	53,376	328,262
Tellabs, Inc.	801,797	2,341,247
Telular Corporation	6,295	62,887
UTStarcom Holdings Corporation (a)	157,107	155,536
Wi-LAN, Inc.	1,900	10,165
		46,943,143
Computers & Peripherals - 0.7%
Avid Technology, Inc. (a) (b)	192,735	1,131,354
Datalink Corporation (a) (b)	78,197	636,524
Diebold, Inc.	63,956	1,902,691
Dot Hill Systems Corporation (a)	163,660	158,750
Electronics For Imaging, Inc. (a) (b)	261,268	4,535,612
Hewlett-Packard Company	200	2,770
Hutchinson Technology, Inc. (a)	7,605	10,647
Intevac, Inc. (a)	48	240
Lexmark International, Inc. - Class A	3,341	71,030
NCR Corporation (a) (b)	3,660	77,885
Novatel Wireless, Inc. (a)	33,464	55,216
On Track Innovations Ltd. (a)	27,909	31,258
QLogic Corporation (a)	85,500	801,990
Quantum Corporation (a) (b)	587,175	616,534
Rimage Corporation	260	1,555
SMART Technologies, Inc. - Class A (a)	301,000	409,360
STEC, Inc. (a)	4,600	27,002
Video Display Corporation (a)	33	117
Xyratex Ltd.	150,781	1,246,959
		11,717,494
Electronic Equipment, Instruments & Components - 2.5%
Aeroflex Holding Corporation (a) (b)	56,981	362,399
Agilysys, Inc. (a) (b)	11,946	97,599
Anixter International, Inc. (b)	35,809	2,099,124

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 15.7% (Continued)
Electronic Equipment, Instruments & Components - 2.5% (Continued)
Arrow Electronics, Inc. (a)	5,200	$183,196
Audience, Inc. (a)	51,022	383,941
AVX Corporation	198,694	1,955,149
Badger Meter, Inc.	7,896	338,265
Benchmark Electronics, Inc. (a)	62,255	922,619
Celestica, Inc. (a)	61,003	442,882
Clearfield, Inc. (a)	100	500
ClearSign Combustion Corporation (a)	4,487	22,973
Cognex Corporation	3,918	142,850
Coherent, Inc. (a) (b)	59,671	2,723,981
CTS Corporation	19,709	163,190
Daktronics, Inc.	191,827	1,682,323
Dolby Laboratories, Inc. - Class A (a)	6,191	195,574
Echelon Corporation (a)	1,008	3,336
Elecsys Corporation (a)	583	1,860
Electro Rent Corporation	2,964	46,594
Electro Scientific Industries, Inc. (b)	105,678	1,128,641
eMagin Corporation (a) (b)	5,982	26,141
Fabrinet (a) (b)	31,304	301,457
FARO Technologies, Inc. (a)	2,600	104,520
Flextronics International Ltd. (a)	27,500	158,675
FLIR Systems, Inc.	95,476	1,855,099
GSI Group, Inc. (The) (a)	1,949	15,144
Identive Group, Inc. (a) (b)	61,334	73,601
Insight Enterprises, Inc. (a)	56,223	909,126
IPG Photonics Corporation (a)	65,286	3,465,381
Itron, Inc. (a)	2,900	119,074
KEMET Corporation (a) (b)	114,267	518,772
Key Tronic Corporation (a)	9,715	110,265
Littelfuse, Inc.	14,677	786,687
LoJack Corporation (a)	922	2,102
LRAD Corporation (a)	147	166
Maxwell Technologies, Inc. (a)	1,704	11,093
Measurement Specialties, Inc. (a)	17,766	579,349
Mercury Computer Systems, Inc. (a) (b)	236,779	1,940,404
Mesa Laboratories, Inc.	131	6,389
Methode Electronics, Inc.	34,164	345,740
Molex, Inc.	1,800	46,746
Molex, Inc. - Class A	3,731	79,993
MTS Systems Corporation (b)	21,406	1,079,076
Multi-Fineline Electronix, Inc. (a) (b)	12,462	263,447
Nam Tai Electronics, Inc.	77,644	919,305
National Instruments Corporation	36,737	865,524
Netlist, Inc. (a)	41,769	45,946
Newport Corporation (a) (b)	44,884	485,645
Orbotech Ltd. (a) (b)	98,682	815,113
OSI Systems, Inc. (a)	24,243	1,921,258
Parametric Sound Corporation (a)	1,000	5,400
Park Electrochemical Corporation	14,231	353,213
PC Connection, Inc.	123	1,266
Plexus Corporation (a)	53,147	1,430,186

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 15.7% (Continued)
Electronic Equipment, Instruments & Components - 2.5% (Continued)
Power-One, Inc. (a) (b)	745,444	$3,004,139
Pulse Electronics Corporation (a)	400	220
Richardson Electronics Ltd.	737	8,586
Rogers Corporation (a)	12,760	502,872
Sanmina-SCI Corporation (a) (b)	272,497	2,422,498
ScanSource, Inc. (a)	43,035	1,258,774
SMTC Corporation (a)	100	280
SYNNEX Corporation (a)	440	14,252
TE Connectivity Ltd.	200	6,436
Trimble Navigation Ltd. (a)	6,002	283,174
TTM Technologies, Inc. (a)	24,014	216,126
Viasystems Group, Inc. (a)	188	2,878
Vishay Intertechnology, Inc. (a)	459,737	3,806,622
Vishay Precision Group, Inc. (a)	4,023	52,500
Zygo Corporation (a)	13,165	245,132
		44,362,788
Internet Software & Services - 1.2%
Active Network, Inc. (The) (a)	5,229	46,329
Bankrate, Inc. (a)	26,468	284,002
Blucora, Inc. (a) (b)	146,675	2,574,146
Brightcove, Inc. (a)	75,109	947,876
Cornerstone OnDemand, Inc. (a)	3,791	106,110
CoStar Group, Inc. (a) (b)	27,144	2,250,238
DealerTrack Holdings, Inc. (a)	6,300	172,179
E2open, Inc. (a)	10,400	182,000
EarthLink, Inc. (b)	270,905	1,717,538
eGain Communications Corporation (a)	4,361	19,188
Envestnet, Inc. (a)	68,598	959,000
ExactTarget, Inc. (a)	9,270	216,176
GigaMedia Ltd. (a)	31,568	30,305
Google, Inc. - Class A (a)	100	67,977
Innodata Isogen, Inc. (a)	808	2,901
Internap Network Services Corporation (a) (b)	44,104	302,112
IntraLinks Holdings, Inc. (a) (b)	385,793	2,156,583
iPass, Inc. (a)	33,098	64,210
Keynote Systems, Inc.	32,099	458,695
Limelight Networks, Inc. (a)	34,800	73,428
LivePerson, Inc. (a) (b)	35,796	561,639
MercadoLibre, Inc.	100	8,397
Millennial Media, Inc. (a)	28,254	452,912
Move, Inc. (a)	157,477	1,305,486
Open Text Corporation (a)	200	10,778
Perficient, Inc. (a)	25,931	294,836
Perion Network Ltd. (a)	1,800	13,338
Points International Ltd. (a)	300	2,820
Rackspace Hosting, Inc. (a)	100	6,369
RealNetworks, Inc. (a)	2,467	18,675
Responsys, Inc. (a) (b)	38,833	347,167
Saba Software, Inc. (a)	77	776
SciQuest, Inc. (a) (b)	42,013	637,757
SINA Corporation (a)	100	5,463

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 15.7% (Continued)
Internet Software & Services - 1.2% (Continued)
Sohu.com, Inc. (a)	10,564	$401,221
SPS Commerce, Inc. (a)	5,321	192,886
Stamps.com, Inc. (a) (b)	18,404	506,478
Subaye, Inc. (a)	37,223	335
Support.com, Inc. (a)	20,639	95,765
TechTarget, Inc. (a)	452	2,161
Trulia, Inc. (a)	23,740	535,337
Tucows, Inc. (a)	19,717	22,083
United Online, Inc.	152,772	818,858
Unwired Planet, Inc. (a)	52,958	74,671
Vocus, Inc. (a)	21,225	376,744
Web.com Group, Inc. (a) (b)	108,340	1,709,605
WebMediaBrands, Inc. (a)	84	197
XO Group, Inc. (a)	20,127	162,022
Yahoo!, Inc. (a)	600	10,086
Yandex N.V. - Class A (a)	6,600	153,648
Zix Corporation (a)	7,728	22,411
		21,381,914
IT Services - 2.8%
Acxiom Corporation (a) (b)	87,909	1,604,339
Booz Allen Hamilton Holding Corporation	138,458	1,852,568
Broadridge Financial Solutions, Inc. (b)	159,933	3,670,462
CACI International, Inc. - Class A (a) (b)	49,443	2,493,410
Cardtronics, Inc. (a) (b)	17,711	503,169
China Information Technology, Inc. (a)	12,580	11,448
Computer Sciences Corporation	100	3,045
Computer Task Group, Inc. (a)	1,616	30,138
Convergys Corporation	12,963	217,908
CoreLogic, Inc. (a) (b)	235,277	5,599,593
CSG Systems International, Inc. (a) (b)	114,611	2,362,133
DST Systems, Inc.	57,474	3,278,317
Euronet Worldwide, Inc. (a) (b)	64,695	1,312,662
ExlService Holdings, Inc. (a) (b)	63,281	1,875,649
Fidelity National Information Services, Inc.	500	16,435
FleetCor Technologies, Inc. (a)	3,932	186,416
Forrester Research, Inc.	7,937	229,697
Gartner, Inc. - Class A (a)	500	23,205
Genpact Ltd.	7,084	124,749
Global Cash Access Holdings, Inc. (a) (b)	507,833	3,580,223
Global Payments, Inc.	4,500	192,375
Hackett Group, Inc. (The) (a)	65,908	256,382
Heartland Payment Systems, Inc.	15,004	391,304
iGATE Corporation (a) (b)	13,469	216,177
InterXion Holding N.V. (a)	22,345	477,513
Jack Henry & Associates, Inc. (b)	85,541	3,250,558
Lender Processing Services, Inc. (b)	253,981	6,123,482
Lionbridge Technologies, Inc. (a)	317,251	1,005,686
LML Payment Systems, Inc. (a) (b)	50,730	173,497
Mattersight Corporation (a)	300	1,659
MAXIMUS, Inc.	40,083	2,211,780
ModusLink Global Solutions, Inc. (a)	1,863	5,459

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 15.7% (Continued)
IT Services - 2.8% (Continued)
MoneyGram International, Inc. (a) (b)	156,522	$2,432,352
NCI, Inc. - Class A (a)	694	3,900
NeuStar, Inc. - Class A (a)	3,409	124,735
Online Resources Corporation (a)	111,730	321,782
PFSweb, Inc. (a)	34,191	103,941
PRGX Global, Inc. (a)	200	1,564
SAIC, Inc.	4,400	48,356
Syntel, Inc.	3,102	184,910
TeleTech Holdings, Inc. (a)	14,275	240,391
Teradata Corporation (a)	200	13,662
TNS, Inc. (a) (b)	139,358	1,995,607
Unisys Corporation (a) (b)	53,421	910,828
Vantiv, Inc. - Class A (a)	3,200	64,576
Virtusa Corporation (a)	59,255	1,016,816
		50,744,858
Office Electronics - 0.2%
Zebra Technologies Corporation - Class A (a)	81,369	2,923,588

Semiconductors & Semiconductor Equipment - 3.1%
Advanced Energy Industries, Inc. (a) (b)	179,553	2,120,521
Alpha & Omega Semiconductor Ltd. (a) (b)	12,912	110,010
Ambarella, Inc. (a)	10,600	77,698
Amtech Systems, Inc. (a)	4,435	14,281
ANADIGICS, Inc. (a) (b)	109,290	159,563
Atmel Corporation (a)	415,349	1,937,603
ATMI, Inc. (a)	28,213	557,207
Avago Technologies Ltd.	6,900	227,907
Axcelis Technologies, Inc. (a) (b)	374,061	342,827
AXT, Inc. (a)	166,334	533,932
Brooks Automation, Inc. (b)	147,875	1,067,657
Cavium, Inc. (a)	2,970	98,545
CEVA, Inc. (a)	21,695	328,679
ChipMOS TECHNOLOGIES (Bermuda) LTD. (a) (b)	72,242	737,591
Cohu, Inc.	9,885	86,988
Cree, Inc. (a)	13,700	415,521
CSR plc	1,154	26,265
Cymer, Inc. (a)	23,973	1,910,408
Cypress Semiconductor Corporation (a)	357,733	3,545,134
Diodes, Inc. (a)	29,840	452,374
DSP Group, Inc. (a)	39,385	216,617
Entegris, Inc. (a) (b)	188,597	1,548,381
Fairchild Semiconductor International, Inc. (a)	193,958	2,280,946
First Solar, Inc. (a)	900	21,879
FormFactor, Inc. (a)	296,040	1,349,942
Freescale Semiconductor Ltd. (a) (b)	37,569	335,867
GSI Technology, Inc. (a)	1,059	5,920
Hittite Microwave Corporation (a)	2,900	164,256
Ikanos Communications, Inc. (a)	500	695
Inphi Corporation (a)	70,663	591,449
Integrated Device Technology, Inc. (a)	130,661	710,796
Integrated Silicon Solution, Inc. (a)	16,265	139,066

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 15.7% (Continued)
Semiconductors & Semiconductor Equipment - 3.1% (Continued)
Intermolecular, Inc. (a)	27,717	$194,296
International Rectifier Corporation (a) (b)	153,487	2,377,514
IXYS Corporation (a) (b)	136,923	1,303,507
Kulicke & Soffa Industries, Inc. (a) (b)	444,913	4,564,807
Lam Research Corporation (a)	1,235	43,719
LSI Corporation (a)	17,500	119,875
LTX-Credence Corporation (a)	156,737	873,025
MagnaChip Semiconductor Corporation - ADR (a) (b)	95,250	1,071,563
Mattson Technology, Inc. (a) (b)	426,173	382,490
MaxLinear, Inc. - Class A (a)	181,677	1,031,925
Mellanox Technologies Ltd. (a)	2,099	161,560
MEMC Electronic Materials, Inc. (a)	283,133	713,495
MEMSIC, Inc. (a)	3,300	5,775
Micrel, Inc.	64,588	625,858
Micron Technology, Inc. (a)	1,200	6,510
Microsemi Corporation (a)	8,000	153,600
Mindspeed Technologies, Inc. (a) (b)	271,010	924,144
MKS Instruments, Inc.	31,545	745,408
MoSys, Inc. (a)	3,789	15,308
Nanometrics, Inc. (a)	26,060	358,586
Nova Measuring Instruments Ltd. (a) (b)	104,178	783,419
NXP Semiconductors N.V. (a)	3,100	75,206
ON Semiconductor Corporation (a)	800	4,920
PDF Solutions, Inc. (a)	86,020	1,138,905
Pericom Semiconductor Corporation (a)	15,712	121,454
Photronics, Inc. (a)	173,961	850,669
PMC-Sierra, Inc. (a)	66,962	314,052
Power Integrations, Inc. (b)	42,095	1,245,170
QuickLogic Corporation (a)	97,935	256,590
Ramtron International Corporation (a)	32,999	102,297
Sigma Designs, Inc. (a)	7,048	41,865
Silicon Image, Inc. (a) (b)	791,732	3,483,621
Silicon Laboratories, Inc. (a)	2,010	81,244
Spansion, Inc. - Class A (a)	36,700	407,003
SunPower Corporation (a) (b)	194,321	837,524
Supertex, Inc. (a)	13,941	266,413
Teradyne, Inc. (a)	312,449	4,568,004
Tessera Technologies, Inc.	47,669	675,470
Tower Semiconductor Ltd. (a)	116	963
Trident Microsystems, Inc. (a)	27,553	6,971
Ultra Clean Holdings, Inc. (a)	58,812	272,300
Ultratech, Inc. (a)	35,001	1,081,881
Vitesse Semiconductor Corporation (a)	2,160	4,838
Volterra Semiconductor Corporation (a)	82,841	1,505,221
		55,915,490
Software - 2.6%
Accelrys, Inc. (a)	46,478	415,978
Actuate Corporation (a) (b)	250,086	1,332,958
Advent Software, Inc. (a)	15,765	342,100
Allot Communications Ltd. (a)	25,787	602,384
ANSYS, Inc. (a)	2,186	154,944

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 15.7% (Continued)
Software - 2.6% (Continued)
Aspen Technology, Inc. (a)	52,942	$1,311,903
AVG Technologies N.V. (a) (b)	137,604	1,443,466
Blackbaud, Inc.	17,175	408,250
BMC Software, Inc. (a)	200	8,140
Bottomline Technologies, Inc. (a) (b)	80,967	1,894,628
BSQUARE Corporation (a)	8,436	24,886
CA, Inc.	300	6,756
Cadence Design Systems, Inc. (a)	8,000	101,280
CDC Corporation - Class A (a)	41,312	208,626
ClickSoftware Technologies Ltd. (b)	64,899	486,094
Compuware Corporation (a) (b)	103,904	899,809
Concur Technologies, Inc. (a)	1,309	86,695
Datawatch Corporation (a)	1,001	17,487
Digimarc Corporation (b)	1,863	36,589
Ellie Mae, Inc. (a)	3,099	77,475
Eloqua, Inc. (a)	24,911	581,174
EPIQ Systems, Inc.	69,381	847,142
ePlus, inc. (a)	11,994	429,025
FactSet Research Systems, Inc.	1,000	90,550
Fair Isaac Corporation	1,024	47,718
FalconStor Software, Inc. (a)	2,723	6,045
FleetMatics Group plc (a)	8,200	177,858
Fortinet, Inc. (a)	196	3,797
Imperva, Inc. (a)	14,450	455,608
Infoblox, Inc. (a) (b)	53,777	893,236
Informatica Corporation (a)	9,600	260,544
JDA Software Group, Inc. (a)	37,764	1,440,319
Jive Software, Inc. (a)	20,238	226,666
Kenexa Corporation (a) (b)	145,077	6,667,739
Manhattan Associates, Inc. (a)	9,121	547,260
Mentor Graphics Corporation (a)	75,088	1,165,366
MICROS Systems, Inc. (a)	3,100	140,709
MicroStrategy, Inc. - Class A (a) (b)	10,302	973,230
MIND C.T.I. Ltd.	1,027	2,044
Monotype Imaging Holdings, Inc.	7,442	113,937
Net 1 UEPS Technologies, Inc. (a) (b)	69,827	617,969
NetScout Systems, Inc. (a) (b)	157,649	3,898,660
NetSol Technologies, Inc. (a)	1,100	7,106
NetSuite, Inc. (a)	2,172	137,944
OPNET Technologies, Inc.	196	8,316
Pegasystems, Inc.	9,755	228,950
Pervasive Software, Inc. (a)	7,407	63,552
Progress Software Corporation (a)	162,859	3,211,579
Proofpoint, Inc. (a)	17,387	229,682
PROS Holdings, Inc. (a)	46,447	897,821
Qlik Technologies, Inc. (a)	12,200	224,602
Qualys, Inc. (a)	14,245	184,900
RealD, Inc. (a)	49,801	465,639
RealPage, Inc. (a) (b)	38,315	836,416
Red Hat, Inc. (a)	100	4,917
Rovi Corporation (a)	180,539	2,442,693

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 15.7% (Continued)
Software - 2.6% (Continued)
salesforce.com, inc. (a)	100	$14,598
SeaChange International, Inc. (a)	135,872	1,229,642
ServiceNow, Inc. (a)	800	24,520
Smith Micro Software, Inc. (a)	290,407	363,009
SolarWinds, Inc. (a)	455	23,018
Solera Holdings, Inc. (b)	13,714	641,952
Splunk, Inc. (a)	4,100	115,005
SS&C Technologies Holdings, Inc. (a) (b)	67,222	1,615,345
Tangoe, Inc. (a)	23,449	302,961
TeleCommunication Systems, Inc. (a)	313,861	665,385
TIBCO Software, Inc. (a)	200	5,042
TigerLogic Corporation (a)	100	202
Ultimate Software Group, Inc. (The) (a)	1,614	163,595
VASCO Data Security International, Inc. (a)	143,685	1,017,290
VMware, Inc. - Class A (a)	100	8,477
Zynga, Inc. - Class A (a)	683,156	1,537,101
		46,118,303
Materials - 6.9%
Chemicals - 2.0%
A. Schulman, Inc.	11,249	288,649
Agrium, Inc.	100	10,554
Albemarle Corporation	200	11,022
American Vanguard Corporation (b)	29,614	1,058,108
Balchem Corporation	22,999	801,055
Cabot Corporation (b)	71,051	2,540,784
Calgon Carbon Corporation (a)	36,319	449,993
Chemtura Corporation (a)	17,411	277,357
Cytec Industries, Inc.	3,661	251,950
Eastman Chemical Company (b)	2,255	133,586
Ecolab, Inc. (b)	2,297	159,871
Ferro Corporation (a)	380,900	1,001,767
Flotek Industries, Inc. (a) (b)	194,800	2,164,228
FMC Corporation	200	10,704
FutureFuel Corporation	109,632	1,292,561
Georgia Gulf Corporation	1,144	40,486
H.B. Fuller Company	12,100	367,840
Huntsman Corporation	8,000	120,320
Innophos Holdings, Inc.	17,123	815,911
Innospec, Inc. (a)	84,601	2,739,381
International Flavors and Fragrances, Inc.	200	12,924
KMG Chemicals, Inc.	161	2,750
Koppers Holdings, Inc. (b)	23,133	825,848
Kraton Performance Polymers, Inc. (a)	12,261	267,535
Landec Corporation (a)	145,893	1,578,562
LSB Industries, Inc. (a) (b)	130,190	5,242,751
Methanex Corporation	3,700	111,000
Minerals Technologies, Inc. (b)	9,768	699,975
Mosaic Company (The)	200	10,468
OM Group, Inc. (a) (b)	106,830	2,161,171
OMNOVA Solutions, Inc. (a)	129,292	1,013,649
PolyOne Corporation	24,191	457,936

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Materials - 6.9% (Continued)
Chemicals - 2.0% (Continued)
PPG Industries, Inc.	100	$11,708
Quaker Chemical Corporation	2,744	145,405
Rentech Nitrogen Partners, L.P.	16,682	640,756
Rockwood Holdings, Inc.	2,200	100,980
RPM International, Inc.	9,400	250,604
Scotts Miracle-Gro Company (The) - Class A (b)	64,798	2,774,003
Sensient Technologies Corporation	45,224	1,645,249
Spartech Corporation (a)	2,200	18,832
Stepan Company	1,404	134,503
TPC Group, Inc. (a) (b)	51,614	2,321,598
Tronox Ltd. - Class A	24,400	497,516
Valspar Corporation (The)	97	5,435
W.R. Grace & Company (a)	277	17,772
Westlake Chemical Corporation	1,985	150,979
Zep, Inc.	4,115	58,968
		35,695,004
Construction Materials - 0.1%
CaesarStone Sdot-Yam Ltd. (a)	48,819	783,057
Headwaters, Inc. (a)	18,200	130,858
Texas Industries, Inc. (a)	2,120	91,435
Vulcan Materials Company	300	13,791
		1,019,141
Containers & Packaging - 0.7%
AEP Industries, Inc. (a)	23,152	1,480,107
AptarGroup, Inc.	2,600	133,328
Bemis Company, Inc.	9,264	306,175
Boise, Inc.	362,199	3,038,850
Crown Holdings, Inc. (a)	900	34,425
Graphic Packaging Holding Company (a)	108,830	644,274
Greif, Inc. - Class A (b)	130,595	5,479,766
Packaging Corporation of America (b)	2,119	74,737
Rock-Tenn Company - Class A	2,784	203,761
Sealed Air Corporation	69	1,119
Sonoco Products Company	800	24,904
UFP Technologies, Inc. (a)	18,267	303,232
		11,724,678
Metals & Mining - 3.3%
Agnico-Eagle Mines Ltd.	2,000	112,980
Alexco Resource Corporation (a) (b)	285,009	1,111,535
Allegheny Technologies, Inc.	155,739	4,103,723
Allied Nevada Gold Corporation (a)	5,500	203,060
Almaden Minerals Ltd. (a) (b)	215,303	555,482
Augusta Resource Corporation (a)	1,150	3,139
AuRico Gold, Inc. (a)	23,147	193,277
Aurizon Mines Ltd. (a) (b)	403,928	1,890,383
Banro Corporation (a) (b)	75,980	354,067
Barrick Gold Corporation	200	8,100
Brigus Gold Corporation (a) (b)	361,427	350,006
CD International Enterprises, Inc. (a)	653	117
Century Aluminum Company (a)	87,913	628,578
Claude Resources, Inc. (a) (b)	80,913	58,257

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Materials - 6.9% (Continued)
Metals & Mining - 3.3% (Continued)
Cliffs Natural Resources, Inc.	700	$25,389
Coeur d'Alene Mines Corporation (a)	60,900	1,882,419
Commercial Metals Company (b)	197,991	2,724,356
Compass Minerals International, Inc.	1,200	94,620
Comstock Mining, Inc. (a)	131,576	357,887
Eldorado Gold Corporation	8,800	130,416
Endeavour Silver Corporation (a) (b)	193,956	1,768,879
Energy Fuels, Inc. (a)	366,415	62,290
Entrée Gold, Inc. (a) (b)	33,717	15,847
Exeter Resource Corporation (a) (b)	444,126	643,983
First Majestic Silver Corporation (a)	500	11,600
Fortuna Silver Mines, Inc. (a) (b)	343,570	1,893,071
Franco-Nevada Corporation	774	44,528
Globe Specialty Metals, Inc.	14,939	224,533
Gold Reserve, Inc. (a)	1,065	3,451
Goldcorp, Inc.	200	9,046
Golden Star Resources Ltd. (a)	1,053,537	2,107,074
Great Panther Silver Ltd. (a) (b)	1,191,171	2,382,342
Handy & Harman Ltd. (a)	387	5,755
Harry Winston Diamond Corporation (a) (b)	118,959	1,701,114
Haynes International, Inc.	17,450	884,366
Hi-Crush Partners, L.P.	49,086	1,006,263
High River Gold Mines Ltd. (a)	627	872
IAMGOLD Corporation	600	9,354
International Tower Hill Mines Ltd. (a) (b)	340,393	827,155
Keegan Resources, Inc. (a) (b)	349,152	1,386,133
Kinross Gold Corporation	102,800	1,026,972
MAG Silver Corporation (a) (b)	62,026	793,933
Metals USA Holdings Corporation (a) (b)	269,315	3,926,613
Minco Gold Corporation (a)	64,193	35,306
Mines Management, Inc. (a)	29,281	35,137
Nevsun Resources Ltd. (b)	310,918	1,492,406
New Gold, Inc. (a)	32,800	384,744
Noranda Aluminum Holding Corporation (b)	335,136	2,054,384
North American Palladium Ltd. (a)	1,147,137	1,801,005
Northern Dynasty Minerals Ltd. (a) (b)	295,692	1,046,750
NovaCopper, Inc. (a)	65,353	144,430
NovaGold Resources, Inc. (a)	58,300	285,670
Pan American Silver Corporation	14,156	311,432
Platinum Group Metals Ltd. (a)	83,254	83,254
Pretium Resources, Inc. (a)	91,808	1,241,244
Primero Mining Corporation (a)	164,700	1,222,074
Quest Rare Minerals Ltd. (a)	121,117	146,552
Reliance Steel & Aluminum Company	400	21,736
Revett Minerals, Inc. (a)	600	2,148
Richmont Mines, Inc. (a) (b)	347,263	1,389,052
Royal Gold, Inc.	1,698	149,560
Rubicon Minerals Corporation (a) (b)	571,388	2,034,141
Sandstorm Gold Ltd. (a)	70,500	989,820
Schnitzer Steel Industries, Inc. - Class A	11,827	337,188
Silver Standard Resources, Inc. (a) (b)	80,278	1,222,634

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Materials - 6.9% (Continued)
Metals & Mining - 3.3% (Continued)
Silver Wheaton Corporation	200	$8,100
Silvercorp Metals, Inc.	81,187	504,983
Southern Copper Corporation	10,690	407,289
Steel Dynamics, Inc.	50,074	633,436
Stillwater Mining Company (a)	125,400	1,305,414
SunCoke Energy, Inc. (a) (b)	91,931	1,477,331
Tahoe Resources, Inc. (a)	22,863	467,320
Taseko Mines Ltd. (a) (b)	634,969	1,746,165
Thompson Creek Metals Company, Inc. (a)	248,928	657,170
Timmins Gold Corporation (a)	13,000	39,650
Turquoise Hill Resources Ltd. (a)	4,498	35,489
U.S. Energy Corporation (a)	579	1,060
Universal Stainless & Alloy Products, Inc. (a)	3,661	125,938
Vista Gold Corporation (a)	38,417	127,929
Worthington Industries, Inc.	878	18,982
Yamana Gold, Inc.	500	10,105
		59,519,993
Paper & Forest Products - 0.8%
Buckeye Technologies, Inc. (b)	112,944	2,959,133
Clearwater Paper Corporation (a) (b)	103,852	4,106,308
Domtar Corporation	22,992	1,833,612
KapStone Paper and Packaging Corporation (a) (b)	196,668	4,320,796
Louisiana-Pacific Corporation (a)	19,424	306,705
Mercer International, Inc. (a)	50,918	355,917
P.H. Glatfelter Company	39,977	711,990
Schweitzer-Mauduit International, Inc.	17,184	601,956
Verso Paper Corporation (a)	5,223	6,581
		15,202,998
Telecommunication Services - 1.5%
Diversified Telecommunication Services - 0.7%
8x8, Inc. (a)	76,220	499,241
Atlantic Tele-Network, Inc.	43,072	1,784,904
BCE, Inc.	5,900	257,594
Cbeyond, Inc. (a)	61,371	470,102
CenturyLink, Inc.	16	614
Cogent Communications Group, Inc.	3,627	78,742
Consolidated Communications Holdings, Inc. (b)	30,889	476,926
General Communication, Inc. - Class A (a) (b)	46,859	409,548
Hawaiian Telcom Holdco, Inc. (a)	51	871
HickoryTech Corporation	468	4,984
IDT Corporation - Class B (b)	74,894	757,927
inContact, Inc. (a)	330,471	1,903,513
Level 3 Communications, Inc. (a)	431	8,836
Neutral Tandem, Inc.	269,583	1,245,473
Premiere Global Services, Inc. (a) (b)	31,462	267,427
Primus Telecommunications Group, Inc.	7,557	110,559
TELUS Corporation - Non-Voting Shares	19,600	1,260,476
tw telecom, inc. (a)	11,240	286,283
Vonage Holdings Corporation (a) (b)	1,308,709	2,970,769
		12,794,789

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Telecommunication Services - 1.5% (Continued)
Wireless Telecommunication Services - 0.8%
Cellcom Israel Ltd. (b)	473,136	$4,201,448
Clearwire Corporation - Class A (a) (b)	1,537,841	3,075,682
FiberTower Corporation (a)	2,479	112
MetroPCS Communications, Inc. (a)	11,014	112,453
NTELOS Holdings Corporation (b)	138,346	2,109,776
Rogers Communications, Inc. - Class B	200	8,784
Shenandoah Telecommunications Company	34,282	538,913
Sprint Nextel Corporation (a)	195,699	1,086,129
Telephone and Data Systems, Inc. (b)	75,587	1,879,849
United States Cellular Corporation (a)	19,524	722,193
USA Mobility, Inc.	42,961	474,719
		14,210,058
Utilities - 1.5%
Electric Utilities - 0.9%
ALLETE, Inc. (b)	43,774	1,821,874
Brookfield Infrastructure Partners, L.P.	5,923	203,455
Cleco Corporation	17,518	755,902
Duke Energy Corporation	174	11,430
El Paso Electric Company (b)	74,432	2,529,944
Empire District Electric Company (The)	41,133	892,997
Entergy Corporation	200	14,516
Great Plains Energy, Inc.	6,476	145,322
Hawaiian Electric Industries, Inc.	140,830	3,644,680
IDACORP, Inc. (b)	35,100	1,569,672
ITC Holdings Corporation	5,970	475,331
Northeast Utilities	14,360	564,348
OGE Energy Corporation	22,872	1,316,970
Pepco Holdings, Inc.	9,301	184,811
Pinnacle West Capital Corporation	1,000	52,970
PNM Resources, Inc.	19,500	432,120
Portland General Electric Company	12,167	333,376
UIL Holdings Corporation	7,741	279,992
Unitil Corporation	9,843	261,725
UNS Energy Corporation (b)	32,425	1,382,602
Westar Energy, Inc.	2,390	70,983
Xcel Energy, Inc.	6,100	172,325
		17,117,345
Gas Utilities - 0.2%
AmeriGas Partners, L.P.	3,100	138,880
Atmos Energy Corporation	42,722	1,536,710
Chesapeake Utilities Corporation	4,625	217,236
Delta Natural Gas Company, Inc.	671	13,192
National Fuel Gas Company	2,300	121,210
ONEOK, Inc.	1,500	70,950
Questar Corporation	765	15,484
South Jersey Industries, Inc.	3,507	177,419
Southwest Gas Corporation	19,488	847,144
Star Gas Partners, L.P.	8,156	35,397
Suburban Propane Partners, L.P.	1,213	52,159
UGI Corporation	4,200	135,618
		3,361,399

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Utilities - 1.5% (Continued)
Independent Power Producers & Energy Traders - 0.1%
AES Corporation (The)	3,700	$38,665
Calpine Corporation (a)	1,200	21,120
Genie Energy Ltd. - Class B (b)	45,364	318,002
GenOn Energy, Inc. (a)	142,334	365,798
Synthesis Energy Systems, Inc. (a) (b)	383,822	495,130
		1,238,715
Multi-Utilities - 0.2%
Alliant Energy Corporation	810	36,207
Ameren Corporation	8,429	277,146
Avista Corporation	1,258	31,978
Black Hills Corporation	4,272	152,809
CenterPoint Energy, Inc.	600	13,002
CMS Energy Corporation	5,126	124,664
Consolidated Edison, Inc.	200	12,076
Integrys Energy Group, Inc.	200	10,808
Just Energy Group, Inc.	7,800	80,340
MDU Resources Group, Inc.	6,667	144,874
NorthWestern Corporation (b)	8,394	300,589
PG&E Corporation	3,500	148,820
TECO Energy, Inc.	547	9,775
Vectren Corporation (b)	72,017	2,129,543
Wisconsin Energy Corporation	4,009	154,226
		3,626,857
Water Utilities - 0.1%
American States Water Company	3,311	145,750
American Water Works Company, Inc.	3,600	132,264
Aqua America, Inc.	3,156	80,131
Artesian Resources Corporation - Class A	789	18,155
California Water Service Group (b)	63,737	1,174,035
Cascal N.V. (a)	10,513	64,340
Connecticut Water Service, Inc.	65	1,991
Consolidated Water Company Ltd.	10,170	79,834
Middlesex Water Company	105	2,031
Tri-Tech Holding, Inc. (a) (b)	7,874	22,205
York Water Company (The)	3,757	65,259
		1,785,995

Total Common Stocks (Cost $1,605,230,628)		$1,656,347,240

PREFERRED STOCKS - 0.0% (d)	Shares	Value
Beazer Homes USA, Inc. (Cost $77,726)	2,700	$75,600

OTHER INVESTMENTS - 3.9%	Shares	Value
Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.	4,590	$94,279
Aberdeen Indonesia Fund, Inc.	14,149	193,417
Aberdeen Israel Fund, Inc.	4,088	52,858
Aberdeen Latin America Equity Fund, Inc.	778	27,028

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 3.9% (Continued)	Shares	Value
Adams Express Company (The)	64,250	$715,745
Advent/Claymore Enhanced Growth & Income Fund	17,956	169,864
Advent/Claymore Global Convertible Securities & Income Fund	11,588	77,176
AGIC Global Equity & Convertible Income Fund	5,979	79,162
AGIC International & Premium Strategy Fund	48,969	472,551
AllianceBernstein Income Fund, Inc.	36,673	314,288
Alpine Global Premier Properties Fund	94,230	689,764
Alpine Total Dynamic Dividend Fund	269,298	1,136,438
American Strategic Income Portfolio, Inc.	100	1,228
American Strategic Income Portfolio, Inc. II	16,351	147,649
ASA Gold and Precious Metals Ltd.	22,230	533,520
Asia Pacific Fund, Inc. (The) (a)	626	6,373
Asia Tigers Fund, Inc. (The) (a)	1,892	26,356
Bancroft Fund Ltd.	6,677	109,837
BlackRock Build America Bond Trust	70,079	1,592,195
BlackRock California Municipal Income Trust	5,140	86,712
BlackRock Credit Allocation Income Trust I, Inc.	2,670	28,569
BlackRock Credit Allocation Income Trust II, Inc.	400	4,616
BlackRock Credit Allocation Income Trust III	686	8,424
BlackRock Credit Allocation Income Trust IV	200	2,846
BlackRock Debt Strategies Fund, Inc.	125,937	535,232
BlackRock Energy and Resources Trust	50,397	1,223,639
BlackRock Enhanced Capital and Income Fund	29,368	381,490
BlackRock Enhanced Equity Dividend Trust	127,128	942,018
BlackRock Florida Municipal 2020 Term Trust	5,812	91,539
BlackRock Global Opportunities Equity Trust	109,595	1,451,038
BlackRock International Growth & Income Trust	105,861	784,430
BlackRock Muni New York Intermediate Duration Fund, Inc.	100	1,582
BlackRock Municipal 2020 Term Trust	1,167	19,641
BlackRock Municipal Income Investment Quality Trust	15,125	250,621
BlackRock Municipal Income Investment Trust	401	6,460
BlackRock MuniEnhanced Fund, Inc.	13,905	175,342
BlackRock MuniHoldings Quality Fund II, Inc.	2,791	42,842
BlackRock New York Municipal 2018 Term Trust	222	3,552
BlackRock New York Municipal Bond Trust	1,337	22,261
BlackRock Pennsylvania Strategic Municipal Trust	1,146	17,981
BlackRock Real Asset Equity Trust	75,600	785,484
BlackRock Resources & Commodities Strategy Trust	57,884	817,322
BlackRock S&P Quality Rankings Global Equity Managed Trust	11,348	140,034
BlackRock Senior High Income Fund, Inc.	2,047	8,700
BlackRock Utility and Infrastructure Trust	4,332	82,438
Boulder Growth & Income Fund, Inc.	45,965	302,450
Boulder Total Return Fund, Inc. (a)	12,739	228,920
Calamos Convertible and High Income Fund	27,741	344,821
Calamos Global Total Return Fund	8,629	116,664
CBRE Clarion Global Real Estate Income Fund	25,767	228,296
Central Europe & Russia Fund, Inc. (The)	9,560	315,289
Central Securities Corporation	10,993	219,970
Clough Global Allocation Fund	18,696	248,096
Clough Global Equity Fund	26,090	330,560
Clough Global Opportunities Fund	15,032	172,116

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 3.9% (Continued)	Shares	Value
Cohen & Steers Dividend Majors Fund, Inc.	4,517	$62,606
Cohen & Steers Global Income Builder, Inc.	20,820	224,023
Cohen & Steers Infrastructure Fund, Inc.	56,387	1,034,138
Cohen & Steers REIT & Preferred Income Fund, Inc.	46,640	793,813
Cutwater Select Income Fund	200	4,048
Delaware Enhanced Global Dividend and Income Fund	26,502	298,412
Delaware Investments Colorado Municipal Income Fund, Inc.	1,488	22,841
Delaware Investments Dividend & Income Fund, Inc.	9,167	74,253
Delaware Investments Minnesota Municipal Income Fund II	8,027	122,653
Dividend and Income Fund, Inc.	44,673	159,929
Dow 30 Enhanced Premium & Income Fund, Inc.	10,893	116,555
Dow 30 Premium & Dividend Income Fund, Inc.	3,844	51,586
DWS Global High Income Fund, Inc.	3,664	32,316
Eagle Capital Growth Fund, Inc.	1,900	12,654
Eaton Vance California Municipal Bond Fund	34,113	429,483
Eaton Vance Enhanced Equity Income Fund	37,008	402,277
Eaton Vance Michigan Municipal Income Trust	2,003	28,362
Eaton Vance National Municipal Opportunities Trust	3,914	90,022
Eaton Vance New York Municipal Bond Fund	6,884	98,923
Eaton Vance New York Municipal Bond Fund 2	949	13,267
Eaton Vance New York Municipal Income Trust	1,279	19,620
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	7,811	141,379
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	32,209	633,229
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	14,285	180,562
Eaton Vance Tax-Managed Diversified Equity Income Fund	200	1,902
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	8,094	89,439
Ellsworth Fund Ltd.	12,898	93,252
Engex, Inc. (a)	633	1,076
Federated Enhanced Treasury Income Fund	6,835	97,262
Federated Premier Intermediate Municipal Income Fund	1,835	27,984
First Opportunity Fund, Inc. (a)	27,877	213,817
First Trust Active Dividend Income Fund (The)	8,837	72,463
First Trust Energy Infrastructure Fund	9,091	195,729
First Trust Enhanced Equity Income Fund	500	5,975
First Trust/Aberdeen Emerging Opportunity Fund	2,609	55,702
Flaherty & Crumrine/Claymore Total Return Fund, Inc.	3,332	68,473
Fort Dearborn Income Securities, Inc.	300	5,085
Gabelli Dividend & Income Trust	656	10,962
GDL Fund (The)	24,501	284,947
General American Investors Company, Inc.	21,448	612,126
Global High Income Fund, Inc.	3,300	42,042
Global Income & Currency Fund, Inc.	1,100	14,685
Guggenheim Build America Bonds Managed Duration Trust	33,882	784,368
Guggenheim Enhanced Equity Income Fund	1,300	11,440
H&Q Healthcare Investors	1	18
Helios Advantage Income Fund, Inc.	1	2
Helios Multi-Sector High Income Fund, Inc.	1	1
Helios Strategic Income Fund, Inc.	4,318	27,549
Herzfeld Caribbean Basin Fund, Inc. (a)	2,957	22,118
India Fund, Inc.	34,073	775,161

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 3.9% (Continued)	Shares	Value
ING Global Advantage and Premium Opportunity Fund	947	$10,644
ING Global Equity Dividend & Premium Opportunity Fund	151,470	1,355,656
ING Infrastructure, Industrials and Materials Fund	29,749	492,941
ING Risk Managed Natural Resources Fund	13,375	150,201
Invesco Municipal Income Opportunities Trust	3,932	29,608
Invesco Quality Municipal Income Trust	9,200	132,940
Invesco Value Municipal Income Trust	29,760	484,193
Invesco Van Kampen California Value Municipal Income Trust	33,822	468,096
Invesco Van Kampen Municipal Trust	8,534	126,389
Invesco Van Kampen Pennsylvania Value Municipal Income Trust	4,263	66,886
Japan Equity Fund, Inc. (The)	12,099	60,495
Japan Smaller Capitalization Fund, Inc.	41,619	291,333
JF China Region Fund, Inc.	185	2,379
John Hancock Premium Dividend Fund	28,133	402,865
Kayne Anderson Midstream/Energy Fund, Inc.	1,400	40,418
Korea Equity Fund, Inc. (a)	1,300	12,558
Latin American Discovery Fund, Inc.	4,596	68,342
Lazard Global Total Return & Income Fund, Inc.	113	1,683
Lazard World Dividend & Income Fund, Inc.	11,722	140,781
Liberty All-Star Equity Fund	126,544	587,164
Liberty All-Star Growth Fund, Inc.	44,117	175,144
LMP Real Estate Income Fund, Inc.	25,959	286,847
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	2,513	39,052
Madison Strategic Sector Premium Fund	15,976	179,091
Mexico Equity and Income Fund, Inc. (The) (a)	2,927	38,695
MFS California Insured Municipal Trust	9,153	111,484
MFS High Yield Municipal Trust	26,650	135,648
Morgan Stanley Eastern Europe Fund, Inc.	4,247	66,678
Morgan Stanley Emerging Markets Debt Fund, Inc.	1,800	21,492
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	67,147	1,105,911
Morgan Stanley Emerging Markets Fund, Inc. (a)	11,488	168,759
Morgan Stanley Income Securities, Inc.	7,051	132,700
Neuberger Berman Intermediate Municipal Fund, Inc.	3,450	56,925
Neuberger Berman Real Estate Securities Income Fund, Inc.	58,054	265,887
New America High Income Fund, Inc.	2,480	26,214
NFJ Dividend, Interest & Premium Strategy Fund	23,576	389,711
Nuveen AMT-Free Municipal Income Fund	1	15
Nuveen Arizona Dividend Advantage Municipal Fund	2,700	41,148
Nuveen Arizona Dividend Advantage Municipal Fund 2	3,307	51,953
Nuveen Arizona Dividend Advantage Municipal Fund 3	2,909	43,431
Nuveen Arizona Premium Income Municipal Fund, Inc.	3,821	59,073
Nuveen Build America Bond Opportunity Fund	23,115	502,982
Nuveen Build America Bond Term Fund	50,810	1,075,648
Nuveen California AMT-Free Municipal Income Fund	892	13,906
Nuveen California Dividend Advantage Municipal Fund	18,085	285,743
Nuveen California Dividend Advantage Municipal Fund 3	21,019	301,202
Nuveen California Municipal Value Fund	1,319	13,981
Nuveen California Municipal Value Fund 2	6,722	113,266
Nuveen Connecticut Premium Income Municipal Fund	14,706	209,413
Nuveen Core Equity Alpha Fund	744	10,178
Nuveen Dividend Advantage Municipal Fund	1,800	28,368

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 3.9% (Continued)	Shares	Value
Nuveen Dividend Advantage Municipal Fund 2	53,795	$840,816
Nuveen Dividend Advantage Municipal Income Fund	45,057	712,802
Nuveen Equity Premium Advantage Fund	21,261	260,022
Nuveen Equity Premium and Growth Fund	11,653	153,703
Nuveen Equity Premium Opportunity Fund	5,669	70,296
Nuveen Georgia Dividend Advantage Municipal Fund 2	1,356	20,354
Nuveen Global Government Enhanced Income Fund	200	2,856
Nuveen Global Value Opportunities Fund	1	15
Nuveen Investment Quality Municipal Fund, Inc.	37,714	627,561
Nuveen Massachusetts Premium Income Municipal Fund	5,733	88,345
Nuveen Michigan Dividend Advantage Municipal Fund	100	1,494
Nuveen Michigan Premium Income Municipal Fund, Inc.	6,354	98,296
Nuveen Michigan Quality Income Municipal Fund, Inc.	8,284	132,047
Nuveen Multi-Currency Short-Term Government Income Fund	11,719	152,464
Nuveen Multi-Strategy Income and Growth Fund	32,059	314,819
Nuveen Municipal Advantage Fund	27,168	425,723
Nuveen Municipal Market Opportunity Fund	26,386	393,679
Nuveen Municipal Opportunity Fund, Inc.	37,087	575,961
Nuveen Municipal Value Fund	3,693	38,296
Nuveen New York AMT-Free Municipal Income Fund	1,331	20,258
Nuveen New York Dividend Advantage Municipal Fund	8,680	136,276
Nuveen New York Dividend Advantage Municipal Fund 2	7,459	114,869
Nuveen New York Dividend Advantage Municipal Income Fund, Inc.	4,973	78,275
Nuveen New York Investment Quality Municipal Fund	700	10,885
Nuveen New York Municipal Value Fund	3,000	31,080
Nuveen New York Municipal Value Fund 2	3,071	48,890
Nuveen New York Performance Plus Municipal Fund, Inc.	2,053	34,696
Nuveen New York Quality Income Municipal Fund, Inc.	21,913	342,938
Nuveen New York Select Quality Municipal Fund, Inc.	5,408	86,690
Nuveen New York Select Tax-Free Income Portfolio	1,243	18,583
Nuveen North Carolina Premium Income Municipal Fund	62	965
Nuveen Pennsylvania Dividend Advantage Municipal Fund	1,800	28,026
Nuveen Pennsylvania Municipal Value Fund	803	12,880
Nuveen Pennsylvania Premium Income Municipal Fund 2	6,635	100,653
Nuveen Performance Plus Municipal Fund	50,072	823,184
Nuveen Premier Municipal Opportunity Fund, Inc.	18,965	298,699
Nuveen Premium Income Municipal Fund	34,660	539,310
Nuveen Premium Income Municipal Fund 2	102,139	1,589,285
Nuveen Premium Income Municipal Fund 4	11,356	164,435
Nuveen Premium Income Municipal Opportunity Fund	34,069	507,628
Nuveen Quality Income Municipal Fund	41,518	656,400
Nuveen Quality Preferred Income Fund	34,243	295,517
Nuveen Quality Preferred Income Fund 2	27,285	253,750
Nuveen Quality Preferred Income Fund 3	25,031	221,524
Nuveen Select Tax-Free Income Portfolio 2	9,265	132,582
Nuveen Select Tax-Free Income Portfolio 3	3,023	46,252
Nuveen Tax-Advantaged Total Return Strategy Fund	20,876	222,956
Nuveen Virginia Premium Income Municipal Fund	100	1,615
Petroleum & Resources Corporation	17,775	458,950
Putnam High Income Securities Fund	870	7,230
Putnam Master Intermediate Income Trust	28,984	148,978
Putnam Premier Income Trust	2,808	15,641

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 3.9% (Continued)	Shares	Value
RENN Global Entrepreneurs Fund, Inc. (a)	4,029	$5,681
RMR Real Estate Income Fund	38,987	701,767
Royce Focus Trust, Inc.	27,027	179,730
Royce Micro-Cap Trust, Inc.	44,101	401,319
Singapore Fund, Inc. (The)	2,661	36,057
Source Capital, Inc.	2,711	138,749
Special Opportunities Fund, Inc.	1,872	29,858
Strategic Global Income Fund, Inc.	20,638	225,780
Swiss Helvetia Fund, Inc. (The)	22,785	248,356
Taiwan Fund, Inc. (The)	11,600	177,596
Templeton Dragon Fund, Inc.	29,636	786,243
Templeton Russia & East European Fund, Inc. (a)	3,334	48,843
Thai Fund, Inc. (The)	13,088	235,060
Tortoise Pipeline & Energy Fund, Inc.	800	20,168
Tortoise Power and Energy Infrastructure Fund, Inc.	3,486	89,137
Tri-Continental Corporation	26,784	429,080
VelocityShares Daily Inverse VIX Short-Term ETN (a)	968,600	15,575,088
Virtus Total Return Fund	31,340	122,539
Wells Fargo Advantage Global Dividend Opportunity Fund	22,435	179,031
Western Asset Emerging Markets Debt Fund, Inc.	18,829	397,480
Western Asset High Yield Defined Opportunity Fund, Inc.	8,218	152,690
Western Asset Inflation Management Fund, Inc.	102	1,923
Western Asset Variable Rate Strategic Fund, Inc.	1,994	35,294
Western Asset Worldwide Income Fund, Inc.	3,176	49,260
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	14,203	190,036
Western Asset/Claymore Inflation-Linked Securities & Income Fund	200	2,654
WisdomTree Earnings 500 Fund	35	1,725
Zweig Fund, Inc. (The)	4,876	59,828
Zweig Total Return Fund, Inc. (The)	23,657	295,476
Total Other Investments (Cost $66,401,484)		$69,474,266

WARRANTS - 0.0% (d)	Shares	Value
Dynegy, Inc. (a) (Cost $926)	561	$909

CORPORATE BONDS - 0.0% (d)	Par Value	Value
Financials - 0.0% (d)
GAMCO Investors, Inc., 0.00%, due 12/31/2015 (Cost $0)	$3,100	$2,725

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.8%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.02% (e)	35,287,074	$35,287,074
UMB Money Market Fiduciary, 0.01% (e)	15,440,952	15,440,952
Total Money Market Funds (Cost $50,728,026)		$50,728,026

Total Investments at Value - 99.3% (Cost $1,722,438,790)		$1,776,628,766

Other Assets in Excess of Liabilities - 0.7%		12,673,946	(f)

Net Assets - 100.0%		$1,789,302,712

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Security value has been determined in good faith by the Board of Trustees. Total value of such securities is $308,172 at October 31, 2012, representing less than 0.1% of net assets (Note 2).
(d)	Percentage rounds to less than 0.1%.
(e)	Variable rate security. The rate shown is the 7-day effective yield as of October 31, 2012.
(f)	Includes cash held as margin deposits for open short positions.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
October 31, 2012

COMMON STOCKS - 62.4%	Shares	Value
Consumer Discretionary - 10.3%
Auto Components - 0.1%
China Automotive Systems, Inc.	102,432	$503,965
China XD Plastics Company Ltd.	91,630	378,432
Gentex Corporation	4,697	80,882
Motorcar Parts of America, Inc.	500	2,350
Quantum Fuel Systems Technologies Worldwide, Inc.	649,358	350,718
SORL Auto Parts, Inc.	22,135	42,057
Wonder Auto Technology, Inc.	24,711	11,120
		1,369,524
Automobiles - 0.3%
Kandi Technologies Corporation	121,841	521,479
Tesla Motors, Inc.	176,281	4,958,785
Winnebago Industries, Inc.	13,613	171,524
		5,651,788
Distributors - 0.0% (a)
China Metro-Rural Holdings Ltd.	100	92
Weyco Group, Inc.	121	2,841
		2,933
Diversified Consumer Services - 1.3%
American Public Education, Inc.	63,802	2,324,307
Bridgepoint Education, Inc.	16,868	168,680
Carriage Services, Inc.	400	4,252
ChinaCast Education Corporation	280,803	70,903
Collectors Universe, Inc.	100	1,200
Corinthian Colleges, Inc.	937,022	2,558,070
CPI Corporation	4,036	686
DeVry, Inc.	170,929	4,488,596
Education Management Corporation	197,858	629,188
H&R Block, Inc.	916	16,213
ITT Educational Services, Inc.	135,065	2,902,547
K12, Inc.	134,481	2,752,826
LifeLock, Inc.	4,500	32,625
Regis Corporation	91,667	1,527,172
School Specialty, Inc.	41,043	75,930
Service Corporation International	142,574	2,001,739
Stewart Enterprises, Inc. - Class A	283,871	2,205,678
StoneMor Partners, L.P.	2,319	53,894
Strayer Education, Inc.	33,757	1,939,677
Weight Watchers International, Inc.	3,818	191,854
		23,946,037
Hotels, Restaurants & Leisure - 0.6%
Ambassadors Group, Inc.	100	512
Ameristar Casinos, Inc.	104	1,898
Asia Entertainment & Resources Ltd.	24,498	95,542
BJ's Restaurants, Inc.	38,710	1,279,366
Bloomin' Brands, Inc.	5,200	71,084
Caribou Coffee Company, Inc.	19,679	235,558
CEC Entertainment, Inc.	34,992	1,084,752
Choice Hotels International, Inc.	3,476	108,764
Dunkin' Brands Group, Inc.	6,900	213,900
Full House Resorts, Inc.	16	50

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Consumer Discretionary - 10.3% (Continued)
Hotels, Restaurants & Leisure - 0.6% (Continued)
International Game Technology	1,700	$21,828
Interval Leisure Group, Inc.	12,300	234,438
Kona Grill, Inc.	324	2,922
Life Time Fitness, Inc.	21,895	982,867
MTR Gaming Group, Inc.	287	1,002
Penn National Gaming, Inc.	99,745	4,032,690
PokerTek, Inc.	620	465
Royal Caribbean Cruises Ltd.	100	3,367
Ruth's Hospitality Group, Inc.	188,545	1,253,824
Ryman Hospitality Properties	3,466	135,209
Six Flags Entertainment Corporation	3,296	188,235
Star Buffet, Inc.	372	513
Universal Travel Group	238,054	202,346
Vail Resorts, Inc.	2,464	139,906
		10,291,038
Household Durables - 1.9%
American Greetings Corporation - Class A	14,539	249,635
Beazer Homes USA, Inc.	9,243	152,414
Cavco Industries, Inc.	106	5,124
Comstock Homebuilding Companies, Inc. - Class A	30,396	42,250
Deer Consumer Products, Inc. (b)	52,400	57,640
Ethan Allen Interiors, Inc.	33,469	984,323
Flexsteel Industries, Inc.	500	10,065
Furniture Brands International, Inc.	1,558	2,368
Garmin Ltd.	6	228
Hooker Furniture Corporation	52	709
Hovnanian Enterprises, Inc. - Class A	1,766,677	7,596,711
La-Z-Boy, Inc.	23,544	381,884
Leggett & Platt, Inc.	300	7,959
Location Based Technologies, Inc.	100,364	16,068
M/I Homes, Inc.	35,202	783,245
Mad Catz Interactive, Inc.	508,382	320,789
MDC Holdings, Inc.	1,900	72,656
Meritage Homes Corporation	112,227	4,150,154
Ryland Group, Inc. (The)	200,399	6,787,514
Sealy Corporation	189,938	423,562
Skullcandy, Inc.	390,610	4,730,287
SodaStream International Ltd.	87,217	3,118,008
Standard Pacific Corporation	183,501	1,266,157
ZAGG, Inc.	345,845	2,483,167
		33,642,917
Internet & Catalog Retail - 0.9%
Blue Nile, Inc.	110,429	4,170,903
E-Commerce China Dangdang, Inc. - ADR	120,773	456,522
Gaiam, Inc. - Class A	519	1,707
HomeAway, Inc.	51,395	1,321,365
Liberty Interactive Corporation - Series A	13,838	276,760
NetFlix, Inc.	18,149	1,435,404
NutriSystem, Inc.	167,128	1,609,443
Overstock.com, Inc.	138,809	2,093,240
PetMed Express, Inc.	261,133	2,846,350

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Consumer Discretionary - 10.3% (Continued)
Internet & Catalog Retail - 0.9% (Continued)
Shutterfly, Inc.	53,814	$1,628,412
Vitacost.com, Inc.	572	3,661
		15,843,767
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc.	26,532	962,316
Black Diamond, Inc.	25,848	245,556
Eastman Kodak Company	1,625,020	357,504
JAKKS Pacific, Inc.	39,101	504,794
LeapFrog Enterprises, Inc.	80,795	714,228
Nautilus, Inc.	2,302	6,469
Polaris Industries, Inc.	200	16,900
Sturm Ruger & Company, Inc.	93,072	4,395,790
		7,203,557
Media - 1.0%
A.H. Belo Corporation	1,736	8,680
Atrinsic, Inc.	87,591	613
Central European Media Enterprises Ltd.	172,066	922,274
China Yida Holding Company	5,401	4,807
Clear Channel Outdoor Holdings, Inc.	50,700	337,662
Cumulus Media, Inc. - Class A	36,416	89,583
Dex One Corporation	491,343	491,343
Dial Global, Inc.	1,784	4,353
Digital Domain Media Group, Inc.	75,247	4,891
Digital Generation, Inc.	72,459	673,869
Gray Television, Inc.	1,700	3,621
IMAX Corporation	27,500	621,225
Lee Enterprises, Inc.	322,902	477,895
Lions Gate Entertainment Corporation	17,304	288,631
Live Nation, Inc.	8,173	74,783
Manchester United plc - Class A	152,243	1,916,739
Martha Stewart Living Omnimedia, Inc. - Class A	10,795	31,197
McClatchy Company (The) - Class A	740,236	2,109,673
Media General, Inc. - Class A	176,328	740,578
Meredith Corporation	149,166	4,992,586
Morningstar, Inc.	22	1,386
National CineMedia, Inc.	70,373	1,087,967
Radio One, Inc. - Class D	4,131	3,511
ReachLocal, Inc.	651	8,033
Regal Entertainment Group - Class A	27,916	428,790
SearchMedia Holdings Ltd.	1,132	1,585
Sinclair Broadcast Group, Inc.	93,838	1,182,359
Sirius XM Radio, Inc.	23,868	66,830
SPAR Group, Inc.	500	990
SuperMedia, Inc.	52,757	134,530
Valassis Communications, Inc.	86,949	2,262,413
Value Line, Inc.	88	876
World Wrestling Entertainment, Inc. - Class A	16,788	135,815
		19,110,088
Multiline Retail - 0.5%
Bon-Ton Stores, Inc. (The)	218,664	2,685,194
Fred's, Inc. - Class A	163,490	2,215,290

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Consumer Discretionary - 10.3% (Continued)
Multiline Retail - 0.5% (Continued)
Saks, Inc.	91,819	$943,899
Sears Canada, Inc.	17,255	200,229
Sears Holdings Corporation	40,288	2,524,849
		8,569,461
Specialty Retail - 2.6%
Aaron's, Inc.	12,816	395,117
Abercrombie & Fitch Company - Class A	5,700	174,306
AutoChina International Ltd. (b)	156	2,808
Barnes & Noble, Inc.	121,733	2,049,984
Books-A-Million, Inc.	11,569	34,128
Buckle, Inc. (The)	56,418	2,548,401
Cache, Inc.	167	459
Children's Place Retail Stores, Inc. (The)	9,655	564,142
China Auto Logistics, Inc.	114	165
Coldwater Creek, Inc.	13,706	56,880
Conn's, Inc.	187,186	4,741,421
GameStop Corporation - Class A	20,830	475,549
Group 1 Automotive, Inc.	37,776	2,342,490
Guess?, Inc.	168,687	4,180,064
Hastings Entertainment, Inc.	792	1,584
hhgregg, Inc.	449,285	2,713,681
Hibbett Sports, Inc.	4,899	264,497
Hot Topic, Inc.	67,489	580,405
Jos. A. Bank Clothiers, Inc.	26,048	1,218,786
Lithia Motors, Inc.	152,783	5,225,179
Lumber Liquidators Holdings, Inc.	7,056	393,866
Mattress Firm Holding Corporation	9,256	296,285
Monro Muffler Brake, Inc.	2,812	95,383
Office Depot, Inc.	1,197,934	2,970,876
Orchard Supply Hardware Stores Corporation - Class A	5,854	72,707
Penske Automotive Group, Inc.	8,213	251,318
Pier 1 Imports, Inc.	229,975	4,691,490
RadioShack Corporation	2,193,947	4,914,441
Sears Hometown and Outlet Stores, Inc.	9,118	332,807
Select Comfort Corporation	3,950	109,928
Sonic Automotive, Inc. - Class A	202,419	3,926,929
Systemax, Inc.	3,622	39,625
Teavana Holdings, Inc.	47,415	500,228
Trinity Place Holdings, Inc.	160	640
Winmark Corporation	570	30,370
		46,196,939
Textiles, Apparel & Luxury Goods - 0.7%
American Apparel, Inc.	216,225	229,198
Carter's, Inc.	538	29,084
Cherokee, Inc.	311	4,481
Columbia Sportswear Company	2,224	125,434
Deckers Outdoor Corporation	30,720	879,514
DGSE Companies, Inc. (b)	1,145	4,254
Fifth & Pacific Companies, Inc.	243,533	2,673,992
Heelys, Inc.	200	454
Iconix Brand Group, Inc.	98,459	1,822,476

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Consumer Discretionary - 10.3% (Continued)
Textiles, Apparel & Luxury Goods - 0.7% (Continued)
Joe's Jeans, Inc.	100	$98
Jones Group, Inc. (The)	46,115	544,618
Kingold Jewelry, Inc.	131,202	171,875
K-Swiss, Inc. - Class A	5,427	12,373
R.G. Barry Corporation	300	4,572
Skechers U.S.A., Inc. - Class A	44,433	737,588
True Religion Apparel, Inc.	71,764	1,840,747
Under Armour, Inc. - Class A	600	31,356
Vera Bradley, Inc.	137,312	4,093,271
		13,205,385
Consumer Staples - 2.0%
Beverages - 0.2%
Boston Beer Company, Inc. - Class A	13,677	1,471,372
Central European Distribution Corporation	796,399	2,054,709
MGP Ingredients, Inc.	56	198
Primo Water Corporation	77,350	57,587
Reed's, Inc.	54,560	416,838
		4,000,704
Food & Staples Retailing - 0.2%
Arden Group, Inc. - Class A	39	3,839
Harris Teeter Supermarkets, Inc.	29,409	1,101,367
Pizza Inn Holdings, Inc.	1,322	3,503
Roundy's, Inc.	180,908	947,958
Spartan Stores, Inc.	28,046	402,741
SUPERVALU, Inc.	36,500	113,515
Sysco Corporation	200	6,214
Weis Markets, Inc.	4,456	183,409
		2,762,546
Food Products - 0.8%
AgFeed Industries, Inc.	178,425	69,586
Annie's, Inc.	8,200	323,900
Calavo Growers, Inc.	85,129	2,009,896
Cal-Maine Foods, Inc.	34,354	1,481,688
China Marine Food Group Ltd.	66,806	66,138
Chiquita Brands International, Inc.	74,069	534,038
Coffee Holding Company, Inc.	68,284	438,383
Diamond Foods, Inc.	292,545	5,417,933
Dole Food Company, Inc.	32,655	411,126
Feihe International, Inc.	155,533	1,006,299
Green Mountain Coffee Roasters, Inc.	5,300	128,048
John B. Sanfilippo & Son, Inc.	56	942
Lancaster Colony Corporation	19,975	1,453,781
Le Gaga Holdings Ltd.	2,117	8,277
Lifeway Foods, Inc.	9,687	90,670
Limoneira Company	168	3,775
McCormick & Company, Inc.	1,300	80,106
SkyPeople Fruit Juice, Inc.	18,924	34,631
Smart Balance, Inc.	96,511	1,148,481
Smithfield Foods, Inc.	4,400	90,068
Tootsie Roll Industries, Inc.	3,048	81,229
Umami Sustainable Seafood, Inc.	600	1,380

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Consumer Staples - 2.0% (Continued)
Food Products - 0.8% (Continued)
Yuhe International, Inc. (b)	109,183	$10,918
		14,891,293
Household Products - 0.0% (a)
Central Garden & Pet Company	392	4,344

Personal Products - 0.4%
China Sky One Medical, Inc.	197,454	69,109
China-Biotics, Inc.	533,050	1,305,973
Elizabeth Arden, Inc.	27,004	1,274,049
LifeVantage Corporation	79,564	251,422
Medifast, Inc.	5,181	132,219
Neptune Technologies & Bioresources, Inc.	174,928	694,464
Synutra International, Inc.	99,036	414,961
USANA Health Sciences, Inc.	62,360	2,690,210
Z-Trim Holdings, Inc.	200	618
		6,833,025
Tobacco - 0.4%
Alliance One International, Inc.	191,356	581,722
Star Scientific, Inc.	1,385,980	4,199,520
Universal Corporation	34,438	1,706,747
		6,487,989
Energy - 6.1%
Energy Equipment & Services - 1.1%
C&J Energy Services, Inc.	108,801	2,108,563
Cal Dive International, Inc.	251,504	316,895
CARBO Ceramics, Inc.	2,513	185,836
Compressco Partners, L.P.	2,636	43,494
Dril-Quip, Inc.	65,278	4,521,154
Exterran Holdings, Inc.	7,879	157,423
Geokinetics, Inc.	1,664	399
Heckmann Corporation	601,077	2,103,770
Lufkin Industries, Inc.	77,514	3,876,475
McDermott International, Inc.	321,051	3,438,456
Natural Gas Services Group, Inc.	130	2,062
Newpark Resources, Inc.	206,710	1,403,561
Pacific Drilling, S.A.	75,416	767,735
Poseidon Concepts Corporation	3,542	52,402
Recon Technology Ltd.	400	664
RPC, Inc.	125,558	1,438,895
SulphCo, Inc.	486,090	340
Willbros Group, Inc.	4,114	21,023
		20,439,147
Oil, Gas & Consumable Fuels - 5.0%
Alpha Natural Resources, Inc.	760,222	6,515,103
Amyris, Inc.	420,079	1,079,603
Apco Oil and Gas International, Inc.	4,708	59,839
Approach Resources, Inc.	8,414	207,237
ATP Oil & Gas Corporation	376,995	44,674
AvenEx Energy Corporation	228	788
Bill Barrett Corporation	82,608	1,892,549
BioFuel Energy Corporation	46,232	273,693

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Energy - 6.1% (Continued)
Oil, Gas & Consumable Fuels - 5.0% (Continued)
Blue Dolphin Energy Company (b)	41,521	$238,331
BMB Munai, Inc.	5,958	107
BP Prudhoe Bay Royalty Trust	1,957	159,535
BPZ Resources, Inc.	1,239,539	3,569,872
BreitBurn Energy Partners, L.P.	2,965	59,774
CAMAC Energy, Inc.	228,577	96,002
Carrizo Oil & Gas, Inc.	54,540	1,462,763
Cheniere Energy, Inc.	310,783	5,000,498
Chesapeake Granite Wash Trust	48,374	985,862
China Integrated Energy, Inc.	483,836	203,211
China North East Petroleum Holdings Ltd.	234,600	65,688
Clean Energy Fuels Corporation	366,220	4,193,219
Comstock Resources, Inc.	19,508	333,977
Constellation Energy Partners, LLC	1,600	2,400
Contango Oil & Gas Company	5,400	265,464
Cubic Energy, Inc.	3,937	1,453
DCP Midstream Partners, L.P.	4,000	178,240
DHT Holdings, Inc.	652	2,751
Dominion Resources Black Warrior Trust	5,462	23,159
Enbridge Energy Management, LLC	36,669	1,149,940
Endeavour International Corporation	415,710	3,018,055
Enduro Royalty Trust	1,000	18,760
Energy Transfer Equity, L.P.	60	2,641
Enterprise Products Partners, L.P.	101	5,324
Evolution Petroleum Corporation	1,123	9,209
EXCO Resources, Inc.	122,042	988,540
Forest Oil Corporation	58,900	446,462
Frontline Ltd.	312,766	991,468
GeoGlobal Resources, Inc.	321,275	21,525
Gevo, Inc.	30,461	61,531
GMX Resources, Inc.	744,969	363,396
Golar LNG Ltd.	31,977	1,248,062
Goodrich Petroleum Corporation	28,567	352,231
Green Plains Renewable Energy, Inc.	189,876	1,467,741
GreenHunter Energy, Inc.	34,071	78,363
Harvest Natural Resources, Inc.	582,711	5,087,067
Holly Energy Partners, L.P.	1,378	91,086
Houston American Energy Corporation	58,938	37,720
Hugoton Royalty Trust	19,684	130,899
Hyperdynamics Corporation	740,321	644,079
Inergy Midstream, L.P.	7,397	170,575
InterOil Corporation	1,000	64,480
Isramco, Inc.	1,190	119,863
James River Coal Company	1,493,006	7,479,960
Kinder Morgan Management, LLC	6,971	520,560
Kinder Morgan, Inc.	4,860	168,691
KiOR, Inc. - Class A	279,254	1,843,076
Knightsbridge Tankers Ltd.	168,771	1,075,071
Kodiak Oil & Gas Corporation	9,722	89,831
L & L Energy, Inc.	272,963	597,789
Lucas Energy, Inc.	364,175	619,097

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Energy - 6.1% (Continued)
Oil, Gas & Consumable Fuels - 5.0% (Continued)
Magellan Petroleum Corporation	100	$96
McMoRan Exploration Company	217,175	2,590,898
Mexco Energy Corporation	307	1,811
Miller Energy Resources, Inc.	490,027	2,214,922
Natural Resource Partners, L.P.	1,000	21,830
Navios Maritime Acquisition Corporation	400	1,164
New Concept Energy, Inc.	11,200	10,305
NEXEN, Inc.	9,200	219,880
NGL Energy Partners, L.P.	2,137	52,891
Niska Gas Storage Partners, LLC	600	7,380
Nordic American Tankers Ltd.	113,761	955,592
Northern Oil & Gas, Inc.	50,608	767,217
Northern Tier Energy, L.P.	66,800	1,449,560
ONEOK Partners, L.P.	23	1,402
Overseas Shipholding Group, Inc.	807,917	904,867
Oxford Resource Partners, L.P.	42,739	355,588
Pacific Ethanol, Inc.	1,355,892	474,562
Panhandle Oil & Gas, Inc.	70	1,896
Parex Resources, Inc.	900	4,046
Patriot Coal Corporation	447,191	71,551
PDC Energy, Inc.	70,544	2,135,367
Petrobakken Energy Ltd. - Class A	767	9,664
Pyramid Oil Company	36,135	149,238
Quicksilver Resources, Inc.	723,318	2,799,241
Rentech, Inc.	19,151	49,410
Resolute Energy Corporation	250,196	2,221,740
REX American Resources Corporation	5,702	100,412
Rex Energy Corporation	128,792	1,705,206
Rose Rock Midstream, L.P.	277	8,994
Royale Energy, Inc.	163,947	462,331
San Juan Basin Royalty Trust	29,845	418,128
Sanchez Energy Corporation	17,389	314,045
SandRidge Energy, Inc.	1,025	6,375
Scorpio Tankers, Inc.	9,420	51,339
Sino Clean Energy, Inc.	213,936	68,139
SM Energy Company	1,560	84,115
Solazyme, Inc.	331,955	2,688,835
SouthGobi Resources Ltd.	25,157	51,130
Teekay Offshore Partners, L.P.	5,984	159,115
Teekay Tankers Ltd. - Class A	802,463	2,760,473
Tri-Valley Corporation	568,872	1,138
Ultra Petroleum Corporation	9,200	209,852
Uranerz Energy Corporation	367,919	610,746
Uranium Energy Corporation	1,058,551	2,498,180
Uranium Resources, Inc.	822,975	365,483
Ur-Energy, Inc.	11,220	10,210
USEC, Inc.	740,876	500,462
Verenium Corporation	104,178	256,278
Westmoreland Coal Company	962	9,889
Whiting USA Trust I	92,341	662,085
World Fuel Services Corporation	37,734	1,309,370

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Energy - 6.1% (Continued)
Oil, Gas & Consumable Fuels - 5.0% (Continued)
WPX Energy, Inc.	12,189	$206,482
Zion Oil & Gas, Inc.	239,177	452,045
		89,321,859
Financials - 10.2%
Capital Markets - 1.6%
AllianceBernstein Holding, L.P.	8,300	139,606
BlackRock Kelso Capital Corporation	110,530	1,106,405
Carlyle Group (The)	84,990	2,208,890
CIFC Corporation	600	4,050
Cohen & Steers, Inc.	39,710	1,111,483
Eaton Vance Corporation	2,100	59,094
FBR Capital Markets & Company	776	2,312
Federated Investors, Inc. - Class B	57,718	1,341,366
Fidus Investment Corporation	35,386	594,485
Fifth Street Finance Corporation	2,320	25,311
Financial Engines, Inc.	93,546	2,246,039
FXCM, Inc.	145,377	1,308,393
Greenhill & Company, Inc.	24,469	1,167,661
Hercules Technology Growth Capital, Inc.	3,527	38,092
HFF, Inc. - Class A	8,438	117,541
Invesco Ltd.	26	632
Investors Capital Holdings Ltd.	385	1,409
KBW, Inc.	8,310	135,037
KCAP Financial, Inc.	174,884	1,586,198
Legg Mason, Inc.	144,271	3,676,025
Main Street Capital Corporation	5,010	150,450
Manning & Napier, Inc.	2,172	28,258
Medley Capital Corporation	58,392	840,845
MF Global Holdings Ltd.	489,733	17,141
Och-Ziff Capital Management Group, LLC	34,770	348,048
Oppenheimer Holdings, Inc.	625	10,175
PennantPark Floating Rate Capital Ltd.	1,778	23,274
Penson Worldwide, Inc.	261,165	5,720
Piper Jaffray Companies, Inc.	6,643	178,365
Prospect Capital Corporation	64,050	758,352
Pzena Investment Management, Inc. - Class A	1,392	7,851
Rand Capital Corporation	811	1,979
Raymond James Financial, Inc.	1,500	57,210
Safeguard Scientifics, Inc.	101,903	1,615,163
Solar Capital Ltd.	38,353	874,448
Stifel Financial Corporation	48,852	1,548,608
Triangle Capital Corporation	7,150	186,114
U.S. Global Investors, Inc.	271	1,488
Waddell & Reed Financial, Inc. - Class A	124,181	4,138,953
		27,662,471
Commercial Banks - 4.4%
Access National Corporation	621	8,191
Ameris Bancorp	52,239	557,390
Ames National Corporation	95	1,879
Arrow Financial Corporation	13,798	336,671
Auburn National Bancorporation, Inc.	248	5,712

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Financials - 10.2% (Continued)
Commercial Banks - 4.4% (Continued)
BancFirst Corporation	1,740	$76,490
BancorpSouth, Inc.	12,683	179,465
BancTrust Financial Group, Inc.	5,150	14,626
Bank of Hawaii Corporation	66,709	2,945,869
Bank of the Ozarks, Inc.	104,903	3,434,524
Banner Corporation	41,103	1,191,576
BNC Bancorp	235	1,852
Boston Private Financial Holdings, Inc.	133,612	1,231,903
Bridge Bancorp, Inc.	313	6,260
Bridge Capital Holdings	1,177	17,596
Britton & Koontz Capital Corporation	50	437
Bryn Mawr Bank Corporation	404	9,147
C&F Financial Corporation	700	27,475
Capital Bank Financial Corporation - Class A	7,402	129,754
Capital City Bank Group, Inc.	42,488	431,253
Capitol Bancorp Ltd.	40,199	5,427
Cascade Bancorp	26,388	131,412
CenterState Banks, Inc.	117	1,014
Chemical Financial Corporation	3,031	71,289
Citizens Holding Company	857	16,043
Citizens Republic Bancorp, Inc.	5,610	101,765
City Bank	13,826	1,797
City Holding Company	95,497	3,353,855
CoBiz Financial, Inc.	4,903	34,958
Columbia Banking Systems, Inc.	27,207	481,836
Community Bank System, Inc.	98,104	2,706,689
Community Trust Bancorp, Inc.	31,539	1,069,803
Dearborn Bancorp, Inc.	368	11
East West Bancorp, Inc.	164,138	3,494,498
Enterprise Financial Services Corporation	256	3,584
First Bancorp (North Carolina)	505	5,277
First Bancorp, Inc. (The)	315	5,191
First BanCorporation (Puerto Rico)	62,608	265,458
First Busey Corporation	224,501	1,059,645
First Financial Bancorporation	18,611	292,193
First Financial Bankshares, Inc.	119,222	4,319,413
First Horizon National Corporation	491,313	4,574,124
First of Long Island Corporation (The)	111	3,329
FirstMerit Corporation	3,748	51,947
FNB Corporation	79,175	849,548
FNB United Corporation	9,456	113,188
Frontier Financial Corporation	10,459	188
German American Bancorp, Inc.	200	4,510
Glen Burnie Bancorp	56	617
Hampton Roads Bankshares, Inc.	102,774	124,357
Heritage Financial Corporation	9,496	131,330
Hudson Valley Holding Corporation	775	12,485
Independent Bank Corporation (Massachusetts)	87,188	2,572,918
Independent Bank Corporation (Michigan)	106,162	365,197
Jeffersonville Bancorp	10	110
Lakeland Bancorp, Inc.	11,115	110,372

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Financials - 10.2% (Continued)
Commercial Banks - 4.4% (Continued)
Macatawa Bank Corporation	72,035	$222,588
MainSource Financial Group, Inc.	791	9,903
Mercantile Bancorp, Inc.	900	225
Mercantile Bank Corporation	5,227	86,402
Merchants Bancshares, Inc.	4	117
MetroCorp BancShares, Inc.	589	5,973
National Bankshares, Inc.	10,035	316,103
NBT Bancorp, Inc.	9,654	205,341
Oak Valley Bancorp	65	498
Old National Bancorp	9,645	118,344
Old Second Bancorp, Inc.	47,891	67,047
Oriental Financial Group, Inc.	114,718	1,351,378
PAB Bankshares, Inc. (b)	4,809	5
Pacific Mercantile Bancorp	100	717
Park National Corporation	48,426	3,222,750
Park Sterling Corporation	54,395	271,975
Patriot National Bancorp	811	1,233
Peoples Bancorp, Inc.	139	2,961
Pinnacle Financial Partners, Inc.	135,525	2,649,514
PremierWest Bancorp, Inc.	16,486	25,883
Princeton National Bancorp, Inc.	600	84
PrivateBancorp, Inc.	17,408	281,313
Prosperity Bancshares, Inc.	35,056	1,467,444
Republic Bancorp, Inc. - Class A	48,634	1,051,467
S&T Bancorp, Inc.	93,351	1,640,177
S.Y. Bancorp, Inc.	13,809	325,616
Salisbury Bancorp, Inc.	54	1,381
SCBT Financial Corporation	5,365	212,883
Seacoast Banking Corporation of Florida	852	1,363
Security Bank Corporation	32,973	3
Simmons First National Corporation - Class A	53,868	1,340,775
Southern Connecticut Bancorp, Inc.	42	46
Southside Bancshares, Inc.	76,149	1,554,201
State Bank Financial Corporation	169	2,564
Sterling Bancorp	16,651	159,017
Suffolk Bancorp	300	4,506
SVB Financial Group	39,501	2,235,362
Taylor Capital Group, Inc.	55,393	1,034,741
Texas Capital Bancshares, Inc.	112,666	5,348,255
Tompkins Financial Corporation	19,889	805,107
TowneBank	89,072	1,386,851
Trustmark Corporation	11,766	276,148
UMB Financial Corporation	29,909	1,331,848
Umpqua Holdings Corporation	121,090	1,463,978
Union First Market Bankshares Corporation	148	2,324
United Bankshares, Inc.	102,184	2,435,045
United Security Bancshares	2,475	7,425
Valley National Bancorp	98,180	956,273
Virginia Commerce Bankcorp, Inc.	2,609	23,898
Washington Banking Company	320	4,374
WesBanco, Inc.	6,569	144,518

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Financials - 10.2% (Continued)
Commercial Banks - 4.4% (Continued)
West Bancorporation, Inc.	300	$3,273
Westamerica Bancorporation	41,301	1,822,200
Western Alliance Bancorporation	3,853	39,532
Wintrust Financial Corporation	135,439	5,004,471
		77,870,868
Consumer Finance - 0.3%
CompuCredit Holdings Corporation	111,081	425,440
First Cash Financial Services, Inc.	33,476	1,495,038
First Marblehead Corporation (The)	200	188
Green Dot Corporation - Class A	116,566	1,187,808
World Acceptance Corporation	45,908	3,064,818
		6,173,292
Diversified Financial Services - 0.1%
Capital Southwest Corporation	641	69,068
CBOE Holdings, Inc.	580	17,104
DJSP Enterprises, Inc. (b)	15,586	1,559
Life Partners Holdings, Inc.	252,985	642,582
NewStar Financial, Inc.	700	8,750
PHH Corporation	53,926	1,122,200
PICO Holdings, Inc.	13,703	303,384
Primus Guaranty Ltd.	1,849	15,439
Sprott Resource Lending Corporation	155	219
		2,180,305
Insurance - 1.3%
Ambac Financial Group, Inc.	89,956	1,889
American Equity Investment Life Holding Company	28,402	326,907
AmTrust Financial Services, Inc.	18,367	444,481
Arthur J. Gallagher & Company	7,395	262,079
Assured Guaranty Ltd.	105,734	1,468,645
Axis Capital Holdings Ltd.	50,650	1,834,543
Citizens, Inc.	14,778	150,588
CNA Financial Corporation	4,300	126,334
CNO Financial Group, Inc.	95,789	917,659
Crawford & Company - Class B	1,924	10,601
EMC Insurance Group, Inc.	51	1,141
Enstar Group, Inc. (The)	5,047	504,700
FBL Financial Group, Inc. - Class A	284	9,693
Gerova Financial Group Ltd. (b)	9,506	–
Homeowners Choice, Inc.	40,832	906,470
MBIA, Inc.	429,169	4,248,773
Mercury General Corporation	43,817	1,775,903
National Financial Partners Corporation	217,691	3,994,630
Platinum Underwriters Holdings Ltd.	174	7,726
Principal Financial Group, Inc.	800	22,032
Progressive Corporation (The)	700	15,610
Protective Life Corporation	25,565	697,924
RLI Corporation	38,709	2,639,180
StanCorp Financial Group, Inc.	6,400	219,840
Stewart Information Services Corporation	39,576	922,912
Tower Group, Inc.	95,333	1,717,901

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Financials - 10.2% (Continued)
Insurance - 1.3% (Continued)
Universal Insurance Holdings, Inc.	65	$257
		23,228,418
Real Estate Investment Trusts (REIT) - 1.5%
Agree Realty Corporation	6,136	154,873
American Realty Capital Trust, Inc.	13,700	154,399
ARMOUR Residential REIT, Inc.	153,448	1,104,826
Ashford Hospitality Trust, Inc.	108,376	930,950
Associated Estates Realty Corporation	12,530	187,825
Brandywine Realty Trust	12,344	143,190
BRE Properties, Inc.	6,907	333,953
Capital Trust, Inc. - Class A	3,504	12,089
CapLease, Inc.	204,601	1,049,603
Cedar Realty Trust, Inc.	136,965	724,545
Corporate Office Properties Trust	42,112	1,050,694
CubeSmart	128,668	1,688,124
DCT Industrial Trust, Inc.	200	1,290
Douglas Emmett, Inc.	7,320	171,654
DuPont Fabros Technology, Inc.	53,005	1,137,487
Entertainment Properties Trust	21,150	940,117
Equity One, Inc.	21,600	451,440
First Industrial Realty Trust, Inc.	64,212	857,230
Getty Realty Corporation	111,805	2,047,150
Gladstone Commercial Corporation	13,745	253,320
Glimcher Realty Trust	45,600	486,552
Highwoods Properties, Inc.	2,003	64,597
iStar Financial, Inc.	128,025	1,117,658
Liberty Property Trust	8,370	293,954
Mack-Cali Realty Corporation	15,213	395,386
Monmouth Real Estate Investment Corporation - Class A	19,336	214,630
Pennsylvania Real Estate Investment Trust	9,784	161,730
Piedmont Office Realty Trust, Inc. - Class A	80,173	1,427,079
Post Properties, Inc.	854	41,684
Potlatch Corporation	2,310	88,889
RAIT Financial Trust	231,735	1,293,081
Ramco-Gershenson Properties Trust	21,747	281,841
Rayonier, Inc.	1,100	53,911
Redwood Trust, Inc.	64,167	1,000,364
Regency Centers Corporation	2,568	123,315
Retail Opportunity Investments Corporation	99,123	1,254,897
Rouse Properties, Inc.	76,301	1,149,093
Sabra Health Care REIT, Inc.	23,975	532,725
STAG Industrial, Inc.	64,185	1,111,684
Starwood Property Trust, Inc.	90,518	2,074,673
Sun Communities, Inc.	18,207	764,330
Terreno Realty Corporation	90	1,373
Two Harbors Investment Corporation	529	6,311
		27,334,516
Real Estate Management & Development - 0.1%
China Housing & Land Development, Inc.	171,998	251,117
Consolidated-Tomoka Land Company	6	197
Gazit-Globe Ltd.	2,260	25,086

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Financials - 10.2% (Continued)
Real Estate Management & Development - 0.1% (Continued)
Mays (J.W.), Inc.	130	$3,237
St. Joe Company (The)	75,915	1,503,117
		1,782,754
Thrifts & Mortgage Finance - 0.9%
Anchor BanCorp Wisconsin, Inc.	35,400	13,098
Astoria Financial Corporation	33,582	336,827
Bank Mutual Corporation	1,343	6,057
BBX Capital Corporation - Class A	153,600	1,004,544
Berkshire Hills Bancorporation, Inc.	70,841	1,663,347
BofI Holding, Inc.	13,085	367,950
Clifton Savings Bancorp, Inc.	82	907
ESSA Bancorp, Inc.	53	534
First Federal Bancshares of Arkansas, Inc.	6,210	62,410
First Financial Holdings, Inc.	29,377	414,216
FirstFed Financial Corporation	23,697	166
Flushing Financial Corporation	27,407	426,179
Fox Chase Bancorp, Inc.	300	4,668
Freddie Mac	94,749	24,872
Impac Mortgage Holdings, Inc.	2,601	26,270
Kaiser Federal Financial Group, Inc.	400	6,172
MGIC Investment Corporation	158,720	272,998
NASB Financial, Inc.	3,820	87,478
OceanFirst Financial Corporation	57	795
PMI Group, Inc. (The)	7	–
Radian Group, Inc.	2,357,120	11,054,893
Territorial Bancorp, Inc.	55	1,243
Triad Guaranty, Inc.	9,250	2,035
Westfield Financial, Inc.	395	2,880
		15,780,539
Health Care - 8.5%
Biotechnology - 4.3%
Aastrom Biosciences, Inc.	331,378	477,184
Achillion Pharmaceuticals, Inc.	152,272	1,437,448
ADVENTRX Pharmaceuticals, Inc.	733,695	462,154
AEterna Zentaris, Inc.	2	4
Alkermes plc	4,080	75,602
Alnylam Pharmaceuticals, Inc.	19,900	321,783
ARCA biopharma, Inc.	14,085	3,240
Arena Pharmaceuticals, Inc.	110,430	873,501
Ariad Pharmaceuticals, Inc.	5,252	113,181
Arrowhead Research Corporation	24,287	61,203
AspenBio Pharma, Inc.	4,939	12,891
Athersys, Inc.	34,511	34,511
AVEO Pharmaceuticals, Inc.	308,676	2,355,198
BioMimetic Therapeutics, Inc.	173	642
BioSpecifics Technologies Corporation	184	2,944
BioTime, Inc.	130,822	498,432
Cardium Therapeutics, Inc.	97,166	19,919
Catalyst Pharmaceutical Partners, Inc.	20,502	31,368
Cell Therapeutics, Inc.	127,896	191,844
Celldex Therapeutics, Inc.	124,911	688,260

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Health Care - 8.5% (Continued)
Biotechnology - 4.3% (Continued)
CEL-SCI Corporation	587,827	$208,091
Celsion Corporation	1,004,657	4,330,072
China Biologic Products, Inc.	59,785	571,545
Cleveland BioLabs, Inc.	254,373	406,997
Clovis Oncology, Inc.	38,221	824,427
Cubist Pharmaceuticals, Inc.	88,781	3,808,705
Curis, Inc.	375,338	1,430,038
Cytori Therapeutics, Inc.	642,756	2,371,770
CytRx Corporation	119,046	285,710
DARA BioSciences, Inc.	271,134	226,397
Dendreon Corporation	465,702	1,769,668
Discovery Laboratories, Inc.	40,815	98,364
Enzon Pharmaceuticals, Inc.	59,900	393,543
EpiCept Corporation	103,927	10,393
Exact Sciences Corporation	89,209	843,917
Exelixis, Inc.	774,706	3,679,853
Galectin Therapeutics, Inc.	9,831	18,679
Galena Biopharma, Inc.	2,250	4,725
Genomic Health, Inc.	1,506	47,062
Halozyme Therapeutics, Inc.	218,915	1,158,060
Horizon Pharma, Inc.	516,498	1,332,565
iBio, Inc.	202,919	192,793
Immunocellular Therapeutics Ltd.	387,145	692,990
Immunomedics, Inc.	295,862	979,303
Incyte Corporation	8,927	142,475
Inovio Pharmaceuticals, Inc.	4,826	3,475
InterMune, Inc.	652,827	5,189,975
Introgen Therapeutics, Inc.	45,612	137
Ironwood Pharmaceuticals, Inc.	199,655	2,321,988
IsoRay, Inc.	272,906	169,202
Keryx Biopharmaceuticals, Inc.	600,797	1,495,984
Ligand Pharmaceuticals, Inc. - Class B	268	4,133
MannKind Corporation	1,150,661	2,174,749
Marina Biotech, Inc.	244,830	88,139
Medgenics, Inc.	34,667	305,070
MediciNova, Inc.	74,784	158,542
Medivation, Inc.	782	39,976
MEI Pharma, Inc.	100	41
Metabolix, Inc.	358,103	476,277
Momenta Pharmaceuticals, Inc.	5,426	68,802
Myrexis, Inc.	939	2,254
NeoStem, Inc.	775,856	497,712
Neuralstem, Inc.	119,123	107,211
NeurogesX, Inc.	133,701	42,784
NewLink Genetics Corporation	2,622	36,157
Nymox Pharmaceutical Corporation	92,442	657,263
Omeros Corporation	56,246	528,712
OncoGenex Pharmaceuticals, Inc.	54	670
Oncothyreon, Inc.	386,376	1,962,790
Opexa Therapeutics, Inc.	146,051	99,315
OPKO Health, Inc.	163,847	701,265

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Health Care - 8.5% (Continued)
Biotechnology - 4.3% (Continued)
Orexigen Therapeutics, Inc.	658,267	$3,508,563
Osiris Therapeutics, Inc.	268,547	2,819,743
OXiGENE, Inc.	257,258	108,048
Oxygen Biotherapeutics, Inc.	10,693	11,228
Peregrine Pharmaceuticals, Inc.	711,006	618,575
Pharmacyclics, Inc.	311	18,993
PharmAthene, Inc.	708,524	743,950
Pluristem Therapeutics, Inc.	291,288	1,051,550
PROLOR Biotech, Inc.	57,154	286,341
Protalix BioTherapeutics, Inc.	26,145	126,280
Raptor Pharmaceutical Corporation	422,982	1,966,866
Rexahn Pharmaceuticals, Inc.	92,316	37,388
Rosetta Genomics Ltd.	94,697	437,500
RXi Pharmaceuticals Corporation	7,093	674
Sangamo Biosciences, Inc.	22,082	122,776
Sarepta Therapeutics, Inc.	7,456	158,887
Savient Pharmaceuticals, Inc.	1,517,394	2,185,047
Spectrum Pharmaceuticals, Inc.	373,480	4,168,037
StemCells, Inc.	135,532	276,485
Sunesis Pharmaceuticals, Inc.	173,339	747,091
Synthetic Biologics, Inc.	43,950	106,359
Targacept, Inc.	3,372	13,758
Tengion, Inc.	812	893
Tesaro, Inc.	100	1,626
Theravance, Inc.	205,902	4,634,854
XOMA Corporation	366,125	1,003,182
ZIOPHARM Oncology, Inc.	179,107	843,594
		76,620,362
Health Care Equipment & Supplies - 1.8%
Accuray, Inc.	23,300	162,168
Align Technology, Inc.	2,713	72,112
AngioDynamics, Inc.	66,367	712,118
AtriCure, Inc.	500	3,210
Bacterin International Holdings, Inc.	279,499	385,709
BIOLASE, Inc.	300,804	562,503
BSD Medical Corporation	1,034,181	1,933,918
CAS Medical Systems, Inc.	160	291
Cerus Corporation	311,570	968,983
Conceptus, Inc.	106,656	2,009,399
CryoPort, Inc.	100	29
Cutera, Inc.	105	778
D. Medical Industries Ltd.	2,300	345
Dehaier Medical Systems Ltd.	2,988	4,781
Delcath Systems, Inc.	96,008	161,293
Derma Sciences, Inc.	100	1,129
DexCom, Inc.	80,971	1,060,720
DynaVox, Inc.	681	340
Endologix, Inc.	8,824	118,771
EnteroMedics, Inc.	5,187	15,613
Exactech, Inc.	17	284
Fonar Corporation	92,672	469,847

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Health Care - 8.5% (Continued)
Health Care Equipment & Supplies - 1.8% (Continued)
Haemonetics Corporation	23,453	$1,916,110
Hansen Medical, Inc.	378,391	858,948
HeartWare International, Inc.	6,087	511,186
ICU Medical, Inc.	36,847	2,186,132
Insulet Corporation	184,970	3,923,214
InVivo Therapeutics Holdings Corporation	8,471	14,316
MAKO Surgical Corporation	164,433	2,491,160
Medical Action Industries, Inc.	604	1,782
MELA Sciences, Inc.	241,635	746,652
Meridian Bioscience, Inc.	36,884	728,459
Navidea Biopharmaceuticals, Inc.	1,165,731	3,264,047
Quidel Corporation	185,484	3,251,534
Rockwell Medical, Inc.	49,137	353,295
RTI Biologics, Inc.	45,860	186,192
STAAR Surgical Company	13,459	86,676
Stereotaxis, Inc.	22,098	38,892
Synergetics USA, Inc.	8,651	37,891
TearLab Corporation	16,800	72,072
TranS1, Inc.	3,200	8,800
Unilife Corporation	434,921	1,191,684
Uroplasty, Inc.	23,178	79,501
Volcano Corporation	6,800	194,616
Winner Medical Group, Inc.	7,893	35,124
Wright Medical Group, Inc.	60,240	1,224,077
ZELTIQ Aesthetics, Inc.	998	5,808
		32,052,509
Health Care Providers & Services - 0.6%
Accretive Health, Inc.	188,942	2,227,626
Air Methods Corporation	6,541	717,090
Bio-Reference Laboratories, Inc.	64,204	1,782,303
CardioNet, Inc.	696	1,691
Chemed Corporation	9,470	636,858
China Cord Blood Corporation	4,836	14,266
Chindex International, Inc.	300	3,111
ExamWorks Group, Inc.	119,740	1,678,755
FAB Universal Corporation	99,544	358,359
IPC The Hospitalist Company, Inc.	31,170	1,075,053
National Research Corporation	99	5,017
PDI, Inc.	62	425
WellCare Health Plans, Inc.	66,769	3,178,204
		11,678,758
Health Care Technology - 0.1%
athenahealth, Inc.	14,190	912,275
CareView Communications, Inc.	1,446	1,475
HealthStream, Inc.	7,325	187,080
iCAD, Inc.	80	154
Medidata Solutions, Inc.	3,600	151,272
		1,252,256
Life Sciences Tools & Services - 0.3%
Accelr8 Technology Corporation	2,428	9,105
Affymetrix, Inc.	227,665	721,698

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Health Care - 8.5% (Continued)
Life Sciences Tools & Services - 0.3% (Continued)
Albany Molecular Research, Inc.	297	$1,052
Apricus Biosciences, Inc.	188,506	567,403
Bioanalytical Systems, Inc.	3,782	4,387
Complete Genomics, Inc.	2,100	6,300
Compugen Ltd.	973	3,561
Fluidigm Corporation	19,326	291,630
Genetic Technologies Ltd.	67,548	228,312
pSivida Corporation	305	476
PURE Bioscience, Inc.	54,331	58,134
QIAGEN N.V.	9,067	158,219
Sequenom, Inc.	1,170,801	3,641,191
		5,691,468
Pharmaceuticals - 1.4%
Acura Pharmaceuticals, Inc.	143,692	216,975
Akorn, Inc.	420,289	5,047,671
Alexza Pharmaceuticals, Inc.	65,598	329,302
Alimera Sciences, Inc.	212	549
Ampio Pharmaceuticals, Inc.	90,849	363,396
Aoxing Pharmaceutical Company, Inc.	10,556	2,956
AVANIR Pharmaceuticals, Inc. - Class A	661,155	1,890,903
Biodel, Inc.	83,044	232,523
BioSante Pharmaceuticals, Inc.	367,571	452,112
Biostar Pharmaceuticals, Inc.	583	740
Cadence Pharmaceuticals, Inc.	368,448	1,304,306
DepoMed, Inc.	189,615	1,071,325
Echo Therapeutics, Inc.	6,689	9,365
Emisphere Technologies, Inc.	8,547	1,872
IntelliPharmaCeutics International, Inc.	17,494	52,832
K-V Pharmaceutical Company - Class A	507,105	19,422
Lannett Company, Inc.	119,883	528,684
MAP Pharmaceuticals, Inc.	132,129	2,037,429
Nektar Therapeutics	84,513	760,617
Obagi Medical Products, Inc.	4,592	56,619
Oculus Innovative Sciences, Inc.	85,412	70,892
Optimer Pharmaceuticals, Inc.	143,494	1,368,933
Pacira Pharmaceuticals, Inc.	74,963	1,190,412
POZEN, Inc.	18,721	112,139
Questcor Pharmaceuticals, Inc.	32,004	815,462
Repros Therapeutics, Inc.	105,486	1,521,108
Sagent Pharmaceuticals, Inc.	14,115	212,854
Skystar Bio-Pharmaceutical Company Ltd.	3,075	5,689
Somaxon Pharmaceuticals, Inc.	138,214	215,614
Transcept Pharmaceuticals, Inc.	54,044	275,084
ViroPharma, Inc.	53,336	1,346,734
VIVUS, Inc.	183,469	2,733,688
		24,248,207
Industrials - 8.3%
Aerospace & Defense - 0.7%
AeroVironment, Inc.	66,662	1,465,897
Alliant Techsystems, Inc.	18,962	1,086,333
Arotech Corporation	1,350	1,377

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Industrials - 8.3% (Continued)
Aerospace & Defense - 0.7% (Continued)
Ascent Solar Technologies, Inc.	566,181	$461,438
Elbit Systems Ltd.	365	12,968
Engility Holdings, Inc.	52,206	991,914
GenCorp, Inc.	387,783	3,420,246
KEYW Holding Corporation (The)	61,582	747,606
Kratos Defense & Security Solutions, Inc.	58,559	322,660
National Presto Industries, Inc.	37,486	2,787,084
Orbital Sciences Corporation	10,072	134,965
		11,432,488
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc.	12,696	698,153
Echo Global Logistics, Inc.	65,036	1,093,255
Pacer International, Inc.	140,107	501,583
XPO Logistics, Inc.	199,501	2,739,149
		5,032,140
Airlines - 0.3%
Allegiant Travel Company	34,168	2,485,380
AMR Corporation	956,635	363,521
Pinnacle Airlines Corporation	7,109	121
Republic Airways Holdings, Inc.	253,912	1,185,769
Southwest Airlines Company	20	177
US Airways Group, Inc.	57,178	696,428
		4,731,396
Building Products - 0.3%
AAON, Inc.	91,010	1,909,390
Armstrong World Industries, Inc.	1,100	56,980
Builders FirstSource, Inc.	374,168	2,061,666
Insteel Industries, Inc.	13,133	152,343
Masco Corporation	850	12,826
Nortek, Inc.	5,605	333,554
Simpson Manufacturing Company, Inc.	19,402	590,985
Trex Company, Inc.	12,819	447,896
Universal Forest Products, Inc.	8,053	310,040
		5,875,680
Commercial Services & Supplies - 1.2%
A.T. Cross Company - Class A	404	3,826
ABM Industries, Inc.	41,073	780,387
ACCO Brands Corporation	600,010	4,344,072
American Reprographics Company	1,300	4,979
Asta Funding, Inc.	800	7,504
Cenveo, Inc.	409,343	822,779
Deluxe Corporation	55,468	1,747,797
Heritage-Crystal Clean, Inc.	5,164	91,403
Industrial Services of America, Inc.	21,280	71,926
InnerWorkings, Inc.	223,717	3,225,999
Interface, Inc.	5,510	78,848
McGrath RentCorp	40,387	1,060,563
Mobile Mini, Inc.	143,742	2,503,986
Quad/Graphics, Inc. - Class A	111,925	2,051,585
R.R. Donnelley & Sons Company	372,439	3,731,839
RINO International Corporation	81,543	2,446

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Industrials - 8.3% (Continued)
Commercial Services & Supplies - 1.2% (Continued)
Standard Parking Corporation	1,037	$23,695
Swisher Hygiene, Inc.	156,222	231,209
United Stationers, Inc.	22,377	649,381
		21,434,224
Construction & Engineering - 0.5%
Aegion Corporation	154,556	2,854,649
Furmanite Corporation	3,500	17,675
Granite Construction, Inc.	81,719	2,468,731
India Globalization Capital, Inc.	25,980	4,261
MasTec, Inc.	172,937	3,901,459
Pike Electric Corporation	499	4,546
Tutor Perini Corporation	19,116	193,836
		9,445,157
Electrical Equipment - 1.1%
A123 Systems, Inc.	3,038,853	436,987
Active Power, Inc.	3,761	2,708
Advanced Battery Technologies, Inc.	598,688	188,587
Altair Nanotechnologies, Inc.	382,110	179,592
American Superconductor Corporation	523,642	1,879,875
Aura Systems, Inc.	177	79
Beacon Power Corporation	57,124	1,097
Belden, Inc.	37,758	1,351,736
Broadwind Energy, Inc.	13	32
Capstone Turbine Corporation	1,176,908	1,176,908
China BAK Battery, Inc.	84,653	138,831
China Electric Motor, Inc.	1,771	58
Digital Power Corporation	1,549	1,890
ECOtality, Inc.	4,682	2,224
Encore Wire Corporation	682	21,047
Franklin Electric Company, Inc.	35,070	2,031,956
Fushi Copperweld, Inc.	170,877	1,589,156
General Cable Corporation	36,799	1,049,875
Hoku Corporation	201,745	10,087
Hydrogenics Corporation	3,937	23,819
Lihua International, Inc.	123,438	539,424
Medis Technologies Ltd.	22,419	31
New Energy Systems Group	5,568	3,229
Ocean Power Technologies, Inc.	130,789	324,357
Plug Power, Inc.	259,457	191,998
Polypore International, Inc.	219,112	7,730,271
PowerSecure International, Inc.	594	3,837
Renewable Energy Trade Board Corporation	259	611
Satcon Technology Corporation	158,392	32,946
Ultralife Corporation	5,004	15,362
Valence Technology, Inc.	710,999	7,110
VU1 Corporation	90	120
Westinghouse Solar, Inc.	34,144	3,073
		18,938,913
Industrial Conglomerates - 0.0% (a)
Raven Industries, Inc.	2,032	55,453

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Industrials - 8.3% (Continued)
Machinery - 1.4%
Actuant Corporation - Class A	181,630	$5,129,231
Albany International Corporation - Class A	194,837	4,280,569
Art's-Way Manufacturing Company, Inc.	2,531	15,186
Briggs & Stratton Corporation	248,614	4,910,127
China Valves Technology, Inc.	255,662	132,944
Cleantech Solutions International, Inc.	4,844	12,594
Douglas Dynamics, Inc.	119,169	1,810,177
Energy Recovery, Inc.	52,841	156,938
EnPro Industries, Inc.	49,371	1,805,004
FreightCar America, Inc.	6,766	130,246
Graham Corporation	429	7,709
Highway Holdings Ltd.	510	959
ITT Corporation	3,834	79,747
Miller Industries, Inc.	14,586	223,895
Pentair Ltd.	2,800	118,272
SmartHeat, Inc. (b)	4,900	10,290
Sun Hydraulics Corporation	56,342	1,500,951
Tecumseh Products Company - Class A	5,149	25,899
Twin Disc, Inc.	64,795	982,292
Wabash National Corporation	255,808	1,614,148
Watts Water Technologies, Inc. - Class A	1,000	40,230
Westport Innovations, Inc.	64,212	1,801,789
		24,789,197
Marine - 0.1%
Baltic Trading Ltd.	11,075	37,766
Eagle Bulk Shipping, Inc.	161,400	477,744
Excel Maritime Carriers Ltd.	954,676	399,054
FreeSeas, Inc.	5,080	965
Genco Shipping & Trading Ltd.	274,124	833,337
International Shipholding Corporation	207	3,461
Kirby Corporation	963	55,353
Navios Maritime Partners, L.P.	15,778	245,348
NewLead Holdings Ltd.	956	564
Seaspan Corporation	16,233	257,618
		2,311,210
Professional Services - 0.8%
Acacia Research Corporation	53,139	1,380,020
Advisory Board Company (The)	31,305	1,486,987
CBIZ, Inc.	218,337	1,205,220
Dolan Company (The)	8,550	39,586
FTI Consulting, Inc.	217,565	5,647,987
Hill International, Inc.	710	2,407
Hudson Global, Inc.	4,000	16,160
Innovaro, Inc.	8,054	4,108
Insperity, Inc.	13,870	362,146
Kelly Services, Inc. - Class A	45,930	610,410
Kforce, Inc.	9,716	108,333
Lightbridge Corporation	111,155	188,963
Manpower, Inc.	300	11,382
Nielsen Holdings N.V.	12,300	355,716
Odyssey Marine Exploration, Inc.	1,139,103	3,292,008

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Industrials - 8.3% (Continued)
Professional Services - 0.8% (Continued)
On Assignment, Inc.	8,322	$158,784
Pendrell Corporation	4,316	5,136
Spherix, Inc.	126	914
Thomas Group, Inc.	900	4
Verisk Analytics, Inc. - Class A	187	9,537
Volt Information Sciences, Inc.	100	700
VSE Corporation	256	6,054
		14,892,562
Road & Rail - 0.3%
Arkansas Best Corporation	125,193	1,007,804
Con-Way, Inc.	3,331	96,965
Knight Transportation, Inc.	18,241	275,804
Student Transportation, Inc.	53,404	344,456
USA Truck, Inc.	12	34
Vitran Corporation, Inc.	492	2,573
Werner Enterprises, Inc.	5,400	125,064
YRC Worldwide, Inc.	100,439	777,398
Zipcar, Inc.	409,066	2,564,844
		5,194,942
Trading Companies & Distributors - 1.3%
AeroCentury Corporation	118	1,486
Air Lease Corporation	25,242	525,538
Applied Industrial Technologies, Inc.	1,560	63,320
Beacon Roofing Supply, Inc.	284,139	9,189,055
BlueLinx Holdings, Inc.	155	327
China Armco Metals, Inc.	140,785	49,275
Houston Wire & Cable Company	51,125	565,954
Kaman Corporation	14,952	556,214
Lawson Products, Inc.	400	2,844
Rush Enterprises, Inc. - Class A	32,956	626,164
Titan Machinery, Inc.	326,233	7,715,411
United Rentals, Inc.	1,476	60,014
Watsco, Inc.	61,490	4,202,842
		23,558,444
Transportation Infrastructure - 0.0% (a)
Aegean Marine Petroleum Network, Inc.	5,976	32,330
Macquarie Infrastructure Company, LLC	479	19,970
Sino-Global Shipping America Ltd.	1,278	2,364
		54,664
Information Technology - 11.2%
Communications Equipment - 1.4%
ADTRAN, Inc.	32,775	553,570
Ambient Corporation	1,295	4,973
Anaren, Inc.	1,282	23,115
AudioCodes Ltd.	2,200	4,884
CIENA Corporation	24,513	304,206
Cogo Group, Inc.	2,221	5,708
Comverse Technology, Inc.	546,991	3,604,671
Digi International, Inc.	96,754	911,423
DragonWave, Inc.	1,928	4,743
Extreme Networks, Inc.	742,088	2,419,207

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Information Technology - 11.2% (Continued)
Communications Equipment - 1.4% (Continued)
Finisar Corporation	37,120	$427,622
Globecomm Systems, Inc.	69,771	757,015
Infinera Corporation	534,763	2,631,034
InterDigital, Inc.	42,053	1,601,799
KVH Industries, Inc.	8,065	111,458
Meru Networks, Inc.	119,403	333,134
Netgear, Inc.	36,222	1,286,243
ParkerVision, Inc.	924,307	1,441,919
Plantronics, Inc.	19,650	637,446
Powerwave Technologies, Inc.	100,088	49,043
Procera Networks, Inc.	59,356	1,344,413
RIT Technologies Ltd.	10,949	45,548
Riverbed Technology, Inc.	6,100	112,667
Telestone Technologies Corporation	479,629	911,295
TESSCO Technologies, Inc.	7,613	158,350
Ubiquiti Networks, Inc.	273,234	3,224,161
ViaSat, Inc.	53,590	2,081,436
Westell Technologies, Inc.	637	1,300
Zoom Technologies, Inc.	171,959	140,147
ZST Digital Networks, Inc.	179,453	522,208
		25,654,738
Computers & Peripherals - 0.7%
3D Systems Corporation	32,824	1,427,844
Cray, Inc.	207	2,519
Fusion-io, Inc.	7,361	173,720
Hauppauge Digital, Inc.	68,914	63,401
iGo, Inc.	7,921	2,059
Imation Corporation	893	4,081
Immersion Corporation	2,451	10,588
Intermec, Inc.	93,392	633,198
Logitech International S.A.	188,332	1,357,874
OCZ Technology Group, Inc.	1,092,701	1,475,146
Rimage Corporation	440	2,631
Silicon Graphics International Corporation	169,707	1,310,138
Socket Mobile, Inc.	16	15
Stratasys, Inc.	14,509	967,315
Super Micro Computer, Inc.	142,536	1,127,460
Synaptics, Inc.	118,642	2,747,749
USA Technologies, Inc.	390,142	585,213
		11,890,951
Electronic Equipment, Instruments & Components - 0.8%
Advanced Photonix, Inc. - Class A	315	199
Avnet, Inc.	1,300	37,245
Checkpoint Systems, Inc.	2,933	23,816
Digital Ally, Inc.	588	1,999
Document Security Systems, Inc.	146,839	408,213
DTS, Inc.	68,484	1,436,794
Electro Rent Corporation	6	94
Hollysys Automation Technologies Ltd.	216,778	2,250,156
Ingram Micro, Inc. - Class A	119,788	1,820,778
InvenSence, Inc.	15,300	171,360

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Information Technology - 11.2% (Continued)
Electronic Equipment, Instruments & Components - 0.8% (Continued)
LRAD Corporation	100	$113
Magal Security Systems Ltd.	1,302	4,817
Mesa Laboratories, Inc.	131	6,389
Microvision, Inc.	329,453	754,447
Neonode, Inc.	66,893	253,525
Parametric Sound Corporation	1,100	5,940
PC Mall, Inc.	200	1,272
RadiSys Corporation	12,294	34,915
Research Frontiers, Inc.	51,858	215,729
Richardson Electronics Ltd.	37	431
Rofin-Sinar Technologies, Inc.	55,113	1,003,608
SinoHub, Inc. (b)	43,908	1,756
SMTC Corporation	748	2,094
Superconductor Technologies, Inc.	193,824	83,344
SYNNEX Corporation	1,343	43,500
Tech Data Corporation	96,157	4,260,717
Universal Display Corporation	43,741	1,433,830
Viasystems Group, Inc.	12	184
Vishay Precision Group, Inc.	128	1,670
XcelMobility, Inc.	1,059	132
		14,259,067
Internet Software & Services - 2.8%
Ancestry.com, Inc.	20,900	660,440
Angie's List, Inc.	276,022	3,157,692
AOL, Inc.	7,035	241,512
Autobytel, Inc.	420	1,676
Bazaarvoice, Inc.	10,724	136,838
Carbonite, Inc.	136,136	1,052,331
comScore, Inc.	2,866	40,611
Constant Contact, Inc.	182,245	2,248,903
Demand Media, Inc.	1,093	9,323
Dice Holdings, Inc.	55,735	492,140
Digital River, Inc.	174,568	2,503,305
FriendFinder Networks, Inc.	3,651	2,884
IAC/InterActiveCorporation	490	23,692
Innodata Isogen, Inc.	6,591	23,662
j2 Global, Inc.	111,268	3,342,491
KIT digital, Inc.	1,263,926	3,513,714
LinkedIn Corporation - Class A	100	10,693
Liquidity Services, Inc.	96,649	3,984,838
LiveDeal, Inc.	5,921	21,316
Local Corporation	135,393	314,112
LogMeIn, Inc.	71,824	1,772,616
Marchex, Inc. - Class B	8,256	33,767
Market Leader, Inc.	18,000	122,400
MeetMe, Inc.	484,509	2,049,473
Monster Worldwide, Inc.	26,232	163,163
NIC, Inc.	13,831	197,783
OpenTable, Inc.	107,655	5,056,555
Points International Ltd.	200	1,880
QuinStreet, Inc.	175,373	1,073,283

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Information Technology - 11.2% (Continued)
Internet Software & Services - 2.8% (Continued)
Rediff.com India Ltd. - ADR	80,503	$156,176
Remark Media, Inc.	908	1,017
Renren, Inc.	148,810	486,609
Sify Technologies Ltd. - ADR	91,712	165,082
Synacor, Inc.	193,265	1,059,092
TechTarget, Inc.	562	2,686
Travelzoo, Inc.	65,506	1,169,282
Unwired Planet, Inc.	2,427	3,422
ValueClick, Inc.	38,907	648,580
Velti plc	198,859	1,451,671
Vistaprint N.V.	177,547	5,409,857
WebMD Health Corporation	116,552	1,737,790
Yelp, Inc.	89,955	2,167,916
Zillow, Inc.	115,259	4,306,076
		51,018,349
IT Services - 0.9%
Acorn Energy, Inc.	274,746	2,338,088
Cass Information Systems, Inc.	3,981	167,083
CGI Group, Inc. - Class A	88,234	2,302,907
CIBER, Inc.	145,235	453,133
Higher One Holdings, Inc.	356,847	4,506,978
Mantech International Corporation - Class A	4,315	99,116
Mattersight Corporation	300	1,659
NCI, Inc. - Class A	606	3,406
Sapient Corporation	117,201	1,204,826
ServiceSource International, Inc.	185,824	1,674,274
Total System Services, Inc.	3,330	74,892
VeriFone Systems, Inc.	4,731	140,227
WEX, Inc.	32,819	2,421,386
Zanett, Inc.	12,650	3,162
		15,391,137
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc.	2,194,862	4,499,467
Aixtron SE - ADR	27,515	360,997
Amkor Technology, Inc.	256,862	1,109,644
Applied Micro Circuits Corporation	285,081	1,653,470
Cabot Microelectronics Corporation	11,517	343,206
Camtek Ltd.	8,888	15,110
Canadian Solar, Inc.	211,904	548,831
Cirrus Logic, Inc.	15,468	630,476
CSR plc	1	23
CVD Equipment Corporation	47,793	487,011
DayStar Technologies, Inc.	9,943	13,324
Entropic Communications, Inc.	157,379	756,993
Exar Corporation	5,614	48,000
EZchip Semiconductor Ltd.	58,333	1,808,323
Global-Tech Advanced Innovations, Inc.	175	966
GSI Technology, Inc.	424	2,370
GT Advanced Technologies, Inc.	600,147	2,604,638
Ikanos Communications, Inc.	800	1,112
Intersil Corporation - Class A	93,253	657,434

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Information Technology - 11.2% (Continued)
Semiconductors & Semiconductor Equipment - 2.1% (Continued)
JinkoSolar Holding Company Ltd. - ADR	136,314	$537,077
Kopin Corporation	43,300	162,808
Lattice Semiconductor Corporation	509,345	1,976,259
LDK Solar Company Ltd.	599,231	521,331
MIPS Technologies, Inc.	141,954	992,258
Monolithic Power Systems, Inc.	26,246	509,960
NeoPhotonics Corporation	92	483
NVE Corporation	1,066	55,219
OmniVision Technologies, Inc.	245,132	3,505,388
ON Semiconductor Corporation	308,260	1,895,799
PLX Technology, Inc.	69,640	301,541
Rambus, Inc.	480,983	2,327,958
Rubicon Technology, Inc.	237,722	2,065,804
Rudolph Technologies, Inc.	174,689	1,661,292
Semtech Corporation	54,296	1,355,771
STR Holdings, Inc.	252,757	543,427
Suntech Power Holdings Company Ltd. - ADR	666,384	539,771
Tower Semiconductor Ltd.	14,696	121,977
Transwitch Corporation	17,365	17,191
TriQuint Semiconductor, Inc.	385,985	1,814,129
Veeco Instruments, Inc.	18,622	571,695
Vitesse Semiconductor Corporation	1,700	3,808
		37,022,341
Software - 2.5%
ACI Worldwide, Inc.	14,987	585,992
American Software, Inc. - Class A	26,915	220,434
AsiaInfo-Linkage, Inc.	226,050	2,260,500
Astea International, Inc.	2	8
Augme Technologies, Inc.	10,081	7,339
BluePhoenix Solutions Ltd.	1,332	4,875
Brady Corp. - Short	57,120	1,757,011
BroadSoft, Inc.	33,510	1,280,752
Cadence Design Systems, Inc.	300	3,798
Callidus Software, Inc.	332,661	1,543,547
China CGame, Inc.	12,695	1,396
China TransInfo Technology Corporation	99,853	576,152
Cimatron Ltd.	532	2,101
CommVault Systems, Inc.	61,876	3,865,394
CyberDefender Corporation	11,801	15
Ebix, Inc.	236,791	5,159,676
Evergreen Energy, Inc.	172,973	6,919
FalconStor Software, Inc.	2,660	5,905
Future Healthcare of America	53,356	10,404
Glu Mobile, Inc.	156,474	496,023
Guidance Software, Inc.	21,392	260,555
Guidewire Software, Inc.	49	1,501
Interactive Intelligence Group, Inc.	49,001	1,553,822
Magic Software Enterprises Ltd.	121,571	553,148
Majesco Entertainment Company	162,561	162,561
MIND C.T.I. Ltd.	1,315	2,617
Mitek Systems, Inc.	407,844	1,301,022

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Information Technology - 11.2% (Continued)
Software - 2.5% (Continued)
Motricity, Inc.	705,781	$522,278
NetSol Technologies, Inc.	2,200	14,212
NetSuite, Inc.	16	1,016
OPNET Technologies, Inc.	2,075	88,042
Parametric Technology Corporation	2,315	46,717
Rosetta Stone, Inc.	105,799	1,238,906
Sky-Mobi Ltd. - ADR	91,963	189,444
Sourcefire, Inc.	18,177	777,794
Synchronoss Technologies, Inc.	7,254	148,634
Take-Two Interactive Software, Inc.	584,929	6,521,958
TeleNav, Inc.	3,197	22,507
THQ, Inc.	57,095	161,579
TigerLogic Corporation	100	202
TiVo, Inc.	448,444	4,551,707
Top Image Systems Ltd.	17,537	66,641
Trunkbow International Holdings Ltd.	568	613
Tyler Technologies, Inc.	8,226	393,285
Verint Systems, Inc.	25,482	694,894
VirnetX Holding Corporation	165,072	4,960,414
Vringo, Inc.	798,794	2,020,949
Wave Systems Corporation - Class A	879,023	641,687
Websense, Inc.	8,085	106,884
		44,793,830
Materials - 3.7%
Chemicals - 0.5%
ADA-ES, Inc.	91,683	1,786,902
Arabian American Development Company	451	3,851
Cereplast, Inc.	190,990	34,378
China Gengsheng Minerals, Inc.	66,549	26,620
China Green Agriculture, Inc.	137,311	472,350
Clean Diesel Technologies, Inc.	123,545	333,571
CVR Partners, L.P.	1,567	42,372
Flexible Solutions International, Inc.	31	44
Gulf Resources, Inc.	284,415	386,804
Hawkins, Inc.	13,758	537,938
Intrepid Potash, Inc.	3,600	78,228
KMG Chemicals, Inc.	168	2,869
Kronos Worldwide, Inc.	3,200	42,720
NL Industries, Inc.	100	1,017
Olin Corporation	2,900	60,146
Senomyx, Inc.	2,703	4,703
Tredegar Corporation	21,494	364,753
Yongye International, Inc.	446,003	2,470,857
Zoltek Companies, Inc.	269,432	1,845,609
		8,495,732
Construction Materials - 0.0% (a)
Eagle Materials, Inc.	5,712	302,565

Containers & Packaging - 0.2%
Ball Corporation	500	21,415
Greif, Inc. - Class B	245	11,098

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Materials - 3.7% (Continued)
Containers & Packaging - 0.2% (Continued)
Myers Industries, Inc.	39,558	$586,645
Owens-Illinois, Inc.	15,281	297,827
Sealed Air Corporation	762	12,360
Silgan Holdings, Inc.	51,996	2,251,947
		3,181,292
Metals & Mining - 2.9%
A.M. Castle & Company	92,469	1,123,498
AK Steel Holding Corporation	1,163,744	5,865,270
AMCOL International Corporation	80,312	2,536,253
Atlatsa Resources Corporation	204,106	32,637
Augusta Resource Corporation	25	68
Aurcana Corporation	4,000	4,280
Avalon Rare Metals, Inc.	187,356	301,643
Avino Silver & Gold Mines Ltd.	493	764
Carpenter Technology Corporation	21,273	1,034,081
CD International Enterprises, Inc.	17,830	3,209
China Gerui Advanced Materials Group Ltd.	10,110	14,963
China Natural Resources, Inc.	4,107	24,026
China Precision Steel, Inc.	27,410	46,871
China Shen Zhou Mining & Resources, Inc.	116,820	30,373
Crosshair Energy Corporation	176,804	22,984
General Moly, Inc.	372,804	1,379,375
General Steel Holdings, Inc.	126,627	148,154
Gold Reserve, Inc.	853	2,764
Gold Resource Corporation	104,671	1,750,099
Golden Minerals Company	8,700	38,019
Great Northern Iron Ore Properties	1,522	116,418
Hecla Mining Company	754,423	4,964,103
Horsehead Holding Corporation	33,092	299,483
Jaguar Mining, Inc.	574,260	597,230
Kaiser Aluminum Corporation	10,110	612,464
Kimber Resources, Inc.	11,900	7,021
Materion Corporation	44,642	935,250
McEwen Mining, Inc.	1,922,496	9,343,331
Mesabi Trust	23,617	620,891
Midway Gold Corporation	334,774	569,116
Molycorp, Inc.	422,728	4,396,371
Nautilus Minerals, Inc.	1,872	1,329
Olympic Steel, Inc.	85,361	1,536,498
Paramount Gold and Silver Corporation	1,005,118	2,673,614
Polymet Mining Corporation	278,040	305,844
Puda Coal, Inc.	61,600	3,080
Rare Element Resources Ltd.	479,628	1,956,882
Revett Minerals, Inc.	162	580
RTI International Metals, Inc.	97,419	2,220,179
Santa Fe Gold Corporation	2,959	828
Seabridge Gold, Inc.	19,081	328,956
Silver Bull Resources, Inc.	124,711	60,610
SinoCoking Coal and Coke Chemical Industries, Inc.	113,209	173,210
Tanzanian Royalty Exploration Corporation	501,103	2,540,592
Titanium Metals Corporation	324,638	3,801,511

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Materials - 3.7% (Continued)
Metals & Mining - 2.9% (Continued)
United States Antimony Corporation	36,548	$74,558
Yamana Gold, Inc.	1,355	27,363
		52,526,643
Paper & Forest Products - 0.1%
Deltic Timber Corporation	601	40,784
MeadWestvaco Corporation	10,600	314,714
Neenah Paper, Inc.	38,944	1,008,649
Orient Paper, Inc.	143,861	287,722
Resolute Forest Products	61,239	747,116
		2,398,985
Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.6%
Alaska Communications Systems Group, Inc.	790,132	1,817,304
CenturyLink, Inc.	16	614
Cincinnati Bell, Inc.	27,689	144,260
Elephant Talk Communications, Inc.	153,797	169,177
Fairpoint Communications, Inc.	199,541	1,464,631
Frontier Communications Corporation	210,449	993,319
Globalstar, Inc.	63,449	26,014
Hawaiian Telcom Holdco, Inc.	178	3,038
HickoryTech Corporation	32	341
Iridium Communications, Inc.	28,372	209,669
Lumos Networks Corporation	9,434	74,245
magicJack VocalTec Ltd.	172,566	3,511,718
Otelco, Inc.	8,905	17,187
Radcom Ltd.	52,588	113,064
Towerstream Corporation	658,658	2,318,476
		10,863,057
Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc.	36,447	266,792
Leap Wireless International, Inc.	263,552	1,407,368
NII Holdings, Inc.	1,234,294	9,837,323
		11,511,483
Utilities - 0.9%
Electric Utilities - 0.1%
Exelon Corporation	172	6,154
MGE Energy, Inc.	2,300	121,072
NV Energy, Inc.	17,184	326,668
Otter Tail Corporation	56,772	1,369,908
		1,823,802
Gas Utilities - 0.6%
AGL Resources, Inc.	187	7,635
China Natural Gas, Inc.	187,792	140,844
Ferrellgas Partners, L.P.	216,652	3,906,235
Laclede Group, Inc. (The)	55,590	2,314,768
New Jersey Resources Corporation	13,934	619,506
Northwest Natural Gas Company	34,183	1,590,535
Piedmont Natural Gas Company, Inc.	47,588	1,516,630
UGI Corporation	200	6,458
WGL Holdings, Inc.	25,246	1,004,033
		11,106,644

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.4% (Continued)	Shares	Value
Utilities - 0.9% (Continued)
Independent Power Producers & Energy Traders - 0.2%
American DG Energy, Inc.	26,108	$65,792
Atlantic Power Corporation	57,323	860,992
Dynegy, Inc.	6,435	120,336
NRG Energy, Inc.	2,800	60,368
Ormat Technologies, Inc.	67,707	1,288,464
U.S. Geothermal, Inc.	214,915	69,332
		2,465,284
Multi-Utilities - 0.0% (a)
CH Energy Group, Inc.	8,482	551,585
SCANA Corporation	1,400	68,712
		620,297
Water Utilities - 0.0% (a)
Artesian Resources Corporation - Class A	300	6,903
Cadiz, Inc.	24	206
Connecticut Water Service, Inc.	270	8,270
Consolidated Water Company Ltd.	210	1,649
Middlesex Water Company	395	7,639
SJW Corporation	300	7,272
		31,939

Total Common Stocks (Proceeds $1,294,617,486)		$1,116,435,670

OTHER INVESTMENTS - 13.8%	Shares	Value
Firsthand Technology Value Fund, Inc.	11,629	$208,624
iPath S&P 500 VIX Mid-Term Futures ETN	287,614	9,054,089
iPath S&P 500 VIX Short-Term Futures ETN	878,850	32,517,450
iShares S&P 500 ETF	517,800	73,258,344
ProShares VIX Short-Term Futures ETF	350,000	6,912,500
SPDR S&P 500 ETF Trust	72,800	10,277,904
Vanguard S&P 500 ETF	1,770,815	114,447,774
WisdomTree Earnings 500 Fund	83	4,090
Total Other Investments (Proceeds $251,866,341)		$246,680,775

WARRANTS - 0.0% (a)	Shares	Value
American International Group, Inc.	854	$12,084
Magnum Hunter Resources Corporation (b)	15,718	471
Total Warrants (Proceeds $14,294)		$12,555

Total Securities Sold Short - 76.2% (Proceeds $1,546,498,121)		$1,363,129,000

ADR	- American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Security value has been determined in good faith by the Board of Trustees. Total value of such securities is $(328,032) at October 31, 2012, representing less than (0.1)% of net assets (Note 2).

See accompanying notes to financial statements.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
October 31, 2012

COMMON STOCKS - 99.4%	Shares	Value
Consumer Discretionary - 13.7%
Auto Components - 1.4%
Drew Industries, Inc. (a)	2,379	$75,343
Federal-Mogul Corporation (a)	5,390	40,641
Goodyear Tire & Rubber Company (The) (a)	13,499	154,023
Modine Manufacturing Company (a)	10,317	70,156
Standard Motor Products, Inc.	6,859	128,812
Superior Industries International, Inc.	2,038	34,829
Tenneco, Inc. (a)	4,972	151,895
Tower International, Inc. (a)	1,477	10,457
Visteon Corporation (a)	1,150	50,715
		716,871
Distributors - 0.4%
Core-Mark Holding Company, Inc.	281	13,451
Pool Corporation	3,590	151,211
VOXX International Corporation (a)	4,466	27,779
		192,441
Diversified Consumer Services - 1.4%
Career Education Corporation (a)	10,247	34,840
Carriage Services, Inc.	1,400	14,882
Coinstar, Inc. (a)	3,376	158,469
Collectors Universe, Inc.	2,321	27,852
DeVry, Inc.	8,065	211,787
Hillenbrand, Inc.	3,791	77,602
ITT Educational Services, Inc. (a)	2,579	55,422
Steiner Leisure Ltd. (a)	1,053	46,248
StoneMor Partners, L.P.	300	6,972
Strayer Education, Inc.	1,385	79,388
		713,462
Hotels, Restaurants & Leisure - 3.0%
AFC Enterprises, Inc. (a)	2,534	64,161
Bally Technologies, Inc. (a)	3,359	167,681
Bluegreen Corporation (a)	5,319	31,542
Bravo Brio Restaurant Group, Inc. (a)	3,255	42,966
Cracker Barrel Old Country Store, Inc.	3,500	222,775
Domino's Pizza, Inc.	1,863	75,675
Einstein Noah Restaurant Group, Inc.	561	8,656
Fiesta Restaurant Group, Inc. (a)	8,098	107,055
Frisch's Restaurants, Inc.	100	1,788
International Speedway Corporation - Class A	2,910	74,205
Jack in the Box, Inc. (a)	3,004	78,134
Jamba, Inc. (a)	44,642	97,766
Krispy Kreme Doughnuts, Inc. (a)	13,113	97,430
Marcus Corporation	6,870	74,883
Multimedia Games Holding Company, Inc. (a)	4,749	75,509
Papa John's International, Inc. (a)	1,421	75,768
Pinnacle Entertainment, Inc. (a)	1,364	17,405
Premier Exhibitions, Inc. (a)	143	392

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Consumer Discretionary - 13.7% (Continued)
Hotels, Restaurants & Leisure - 3.0% (Continued)
Scientific Games Corporation (a)	22,383	$184,212
		1,498,003
Household Durables - 1.0%
Beazer Homes USA, Inc. (a)	8,807	145,227
Helen of Troy Ltd. (a)	516	15,594
Hovnanian Enterprises, Inc. - Class A (a)	22,831	98,173
Libbey, Inc. (a)	986	17,699
M/I Homes, Inc. (a)	6,645	147,851
Tempur-Pedic International, Inc. (a)	2,298	60,759
		485,303
Internet & Catalog Retail - 0.1%
1-800-FLOWERS.COM, Inc. - Class A (a)	1,126	4,087
Orbitz Worldwide, Inc. (a)	536	1,324
Overstock.com, Inc. (a)	1,562	23,555
		28,966
Leisure Equipment & Products - 0.5%
Callaway Golf Company	9,641	52,640
Johnson Outdoors, Inc. - Class A (a)	584	11,394
Smith & Wesson Holding Corporation (a)	16,667	160,003
Steinway Musical Instruments, Inc. (a)	377	9,101
		233,138
Media - 1.7%
Carmike Cinemas, Inc. (a)	4,595	62,584
Central European Media Enterprises Ltd. (a)	2,538	13,578
Clear Channel Outdoor Holdings, Inc. (a)	1,819	12,115
Digital Generation, Inc. (a)	7,225	67,192
E.W. Scripps Company (The) - Class A (a)	9,654	102,429
Fisher Communications, Inc.	2,104	53,105
Global Sources Ltd. (a)	4,627	26,466
Harte-Hanks, Inc.	1,380	7,687
LIN TV Corporation - Class A (a)	13,997	78,523
Lions Gate Entertainment Corporation (a)	12,144	202,562
Nexstar Broadcasting Group, Inc. (a)	6,017	65,405
Scholastic Corporation	5,539	182,732
		874,378
Multiline Retail - 0.3%
Bon-Ton Stores, Inc. (The)	4,363	53,578
Gordmans Stores, Inc. (a)	3,958	59,607
Tuesday Morning Corporation (a)	4,637	27,683
		140,868
Specialty Retail - 2.3%
America's Car-Mart, Inc. (a)	279	11,679
Barnes & Noble, Inc. (a)	768	12,933
bebe stores, inc.	17,763	71,940
Big 5 Sporting Goods Corporation	5,486	48,990
Body Central Corporation (a)	1,601	15,994
Brown Shoe Company, Inc.	22	347
Destination Maternity Corporation	3,174	60,179

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Consumer Discretionary - 13.7% (Continued)
Specialty Retail - 2.3% (Continued)
Finish Line, Inc. (The) - Class A	3,673	$76,417
Group 1 Automotive, Inc.	2,931	181,751
hhgregg, Inc. (a)	467	2,821
Hibbett Sports, Inc. (a)	1,330	71,807
Kirkland's, Inc. (a)	3,908	37,478
Lumber Liquidators Holdings, Inc. (a)	1,546	86,298
Monro Muffler Brake, Inc.	2,369	80,357
New York & Company, Inc. (a)	6,631	22,346
Pep Boys - Manny, Moe & Jack (The)	14,137	141,229
Sonic Automotive, Inc. - Class A	9,377	181,914
Stein Mart, Inc. (a)	140	1,100
Wet Seal, Inc. (The) - Class A (a)	24,754	70,796
Winmark Corporation	55	2,930
		1,179,306
Textiles, Apparel & Luxury Goods - 1.6%
Crocs, Inc. (a)	9,772	123,127
Hanesbrands, Inc. (a)	4,536	151,820
Maidenform Brands, Inc. (a)	1,629	30,479
Movado Group, Inc.	1,197	37,933
Oxford Industries, Inc.	1,400	77,672
Perry Ellis International, Inc. (a)	2,212	45,656
Quiksilver, Inc. (a)	23,611	75,555
Steven Madden Ltd. (a)	295	12,661
True Religion Apparel, Inc.	6,649	170,559
Warnaco Group, Inc. (The) (a)	1,468	103,611
		829,073
Consumer Staples - 3.9%
Beverages - 0.1%
Central European Distribution Corporation (a)	4,601	11,870
Coca-Cola Bottling Company Consolidated	620	42,619
		54,489
Food & Staples Retailing - 0.2%
Ingles Markets, Inc. - Class A	3,772	61,106
Nash Finch Company	1,595	30,672
Spartan Stores, Inc.	1,118	16,055
		107,833
Food Products - 2.2%
Alico, Inc.	1,096	34,403
Darling International, Inc. (a)	13,281	219,535
Dean Foods Company (a)	12,351	207,991
Farmer Brothers Company (a)	3,664	35,651
Feihe International, Inc. (a)	2,978	19,268
Flowers Foods, Inc.	7,504	147,754
Fresh Del Monte Produce, Inc.	4,365	109,867
Hillshire Brands Company (The)	5,545	144,225
J & J Snack Foods Corporation	117	6,701
Omega Protein Corporation (a)	489	3,183
Sanderson Farms, Inc.	3,995	180,933

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Consumer Staples - 3.9% (Continued)
Food Products - 2.2% (Continued)
Seneca Foods Corporation - Class A (a)	82	$2,344
TreeHouse Foods, Inc. (a)	138	7,390
		1,119,245
Household Products - 0.5%
Central Garden & Pet Company - Class A (a)	4,315	48,630
Spectrum Brands Holdings, Inc. (a)	4,899	222,856
		271,486
Personal Products - 0.9%
Female Health Company (The)	9,592	67,144
Inter Parfums, Inc.	1,287	23,501
Neptune Technologies & Bioressources, Inc. (a)	1,800	7,146
Nu Skin Enterprises, Inc. - Class A	4,075	192,870
Prestige Brands Holdings, Inc. (a)	4,415	76,777
Revlon, Inc. (a)	3,791	58,381
		425,819
Energy - 6.9%
Energy Equipment & Services - 2.2%
Dawson Geophysical Company (a)	549	13,116
Key Energy Services, Inc. (a)	10,778	70,488
Matrix Service Company (a)	6,009	63,034
Newpark Resources, Inc. (a)	13,307	90,355
Parker Drilling Company (a)	29,300	126,869
Patterson-UTI Energy, Inc.	9,119	147,545
Pioneer Energy Services Corporation (a)	5,569	36,755
SEACOR Holdings, Inc. (a)	1,257	110,252
Superior Energy Services, Inc. (a)	7,859	159,774
Tesco Corporation (a)	7,620	67,132
TETRA Technologies, Inc. (a)	12,498	66,864
TGC Industries, Inc. (a)	42	309
Union Drilling, Inc. (a)	2,626	17,043
Unit Corporation (a)	3,111	125,529
		1,095,065
Oil, Gas & Consumable Fuels - 4.7%
Adams Resources & Energy, Inc.	573	17,431
Alon USA Energy, Inc.	24,166	317,300
Arch Coal, Inc.	41,689	331,844
Carrizo Oil & Gas, Inc. (a)	3,003	80,462
Chesapeake Granite Wash Trust	2,525	51,459
Cloud Peak Energy, Inc. (a)	10,940	230,834
Comstock Resources, Inc. (a)	9,340	159,901
Crimson Exploration, Inc. (a)	878	3,178
Delek US Holdings, Inc.	10,116	260,487
Golar LNG Ltd.	4	156
Golar LNG Partners, L.P.	854	25,842
Green Plains Renewable Energy, Inc. (a)	667	5,156
Hugoton Royalty Trust	14,628	97,276
James River Coal Company (a)	18,832	94,348
NGL Energy Partners, L.P.	205	5,074

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Energy - 6.9% (Continued)
Oil, Gas & Consumable Fuels - 4.7% (Continued)
Northern Oil and Gas, Inc. (a)	4,599	$69,721
SemGroup Corporation - Class A (a)	1,945	75,155
Synergy Resources Corporation (a)	8,244	35,037
Targa Resources Corporation	1,543	78,585
Teekay Corporation	2,283	69,883
Triangle Petroleum Corporation (a)	14,798	94,559
Warren Resources, Inc. (a)	34,070	97,100
World Fuel Services Corporation	4,176	144,907
		2,345,695
Financials - 16.5%
Capital Markets - 3.1%
BGC Partners, Inc. - Class A	18,269	85,499
Duff & Phelps Corporation	4,146	51,535
E*TRADE Financial Corporation (a)	17,503	146,325
Evercore Partners, Inc. - Class A	3,040	84,816
Federated Investors, Inc. - Class B	6,663	154,848
FXCM, Inc.	16	144
Gladstone Investment Corporation	8,348	61,775
Horizon Technology Finance Corporation	4,518	73,689
Investment Technology Group, Inc. (a)	6,075	51,273
Janus Capital Group, Inc.	17,900	152,150
Jefferies Group, Inc.	10,578	150,631
Knight Capital Group, Inc. - Class A (a)	52,452	137,949
MCG Capital Corporation	9,743	45,402
New Mountain Finance Corporation	9,105	136,484
Solar Capital Ltd.	2,689	61,281
THL Credit, Inc.	5,438	77,600
U.S. Global Investors, Inc.	6,296	34,565
Virtus Investment Partners, Inc. (a)	498	47,808
		1,553,774
Commercial Banks - 3.5%
Arrow Financial Corporation	376	9,174
BancorpSouth, Inc.	5,301	75,009
Cardinal Financial Corporation	866	13,830
City National Corporation	3,273	167,250
CVB Financial Corporation	14,982	162,105
First Busey Corporation	2,066	9,752
First Connecticut Bancorp, Inc.	932	12,759
First Horizon National Corporation	–	2
First Merchants Corporation	2,070	30,450
Fulton Financial Corporation	15,514	150,796
Hanmi Financial Corporation (a)	6,606	81,981
Heritage Commerce Corporation (a)	144	949
MB Financial, Inc.	4,764	96,519
MetroCorp Bancshares, Inc. (a)	3,175	32,195
MidWestOne Financial Group, Inc.	82	1,656
Old National Bancorp	10,123	124,209
Park National Corporation	920	61,226
Pinnacle Financial Partners, Inc. (a)	2,278	44,535

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Financials - 16.5% (Continued)
Commercial Banks - 3.5% (Continued)
Popular, Inc. (a)	4,037	$78,035
Preferred Bank (a)	3,602	51,185
Renasant Corporation	139	2,559
S.Y. Bancorp, Inc.	38	896
Taylor Capital Group, Inc. (a)	791	14,776
TCF Financial Corporation	13,239	151,454
Texas Capital Bancshares, Inc. (a)	4,313	204,738
Towne Bank	576	8,968
Umpqua Holdings Corporation	6,998	84,674
United Community Banks, Inc. (a)	2,959	25,743
Webster Financial Corporation	2,270	49,940
		1,747,365
Consumer Finance - 0.3%
Cash America International, Inc.	3,042	118,912
Nelnet, Inc. - Class A	564	13,767
		132,679
Diversified Financial Services - 0.2%
Marlin Business Services Corporation	3,654	82,544

Insurance - 4.4%
Allied World Assurance Company Holdings A.G.	2,273	182,522
American National Insurance Company	1,581	115,508
American Safety Insurance Holdings Ltd. (a)	91	1,534
AMERISAFE, Inc. (a)	1,545	40,556
Aspen Insurance Holdings Ltd.	4,572	147,904
Assurant, Inc.	3,963	149,841
Endurance Specialty Holdings Ltd.	3,778	153,198
Erie Indemnity Company - Class A	266	16,550
First American Financial Corporation	8,888	202,202
Genworth Financial, Inc. - Class A (a)	13,253	78,988
Global Indemnity plc (a)	238	5,279
Hanover Insurance Group, Inc. (The)	3,909	141,154
Horace Mann Educators Corporation	4,507	86,579
Infinity Property & Casualty Corporation	398	22,730
Kansas City Life Insurance Company	845	30,707
Maiden Holdings Ltd.	9,225	77,951
Meadowbrook Insurance Group, Inc.	366	2,057
Mercury General Corporation	2,726	110,485
National Interstate Corporation	673	17,464
Old Republic International Corporation	15,030	148,496
Primerica, Inc.	2,641	74,635
ProAssurance Corporation	857	76,616
Protective Life Corporation	2,933	80,071
Safety Insurance Group, Inc.	331	15,342
SeaBright Holdings, Inc.	6,913	75,836
Selective Insurance Group, Inc.	2,858	52,844
Stewart Information Services Corporation	158	3,685
Symetra Financial Corporation	7,502	89,649

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Financials - 16.5% (Continued)
Insurance - 4.4% (Continued)
United Fire Group, Inc.	1,276	$30,331
		2,230,714
Real Estate Investment Trusts (REIT) - 2.5%
AG Mortgage Investment Trust, Inc.	2,261	54,151
Apollo Commercial Real Estate Finance, Inc.	778	13,156
Capstead Mortgage Corporation	6,149	75,756
Chimera Investment Corporation	29,067	77,609
CommonWealth REIT	7,331	100,508
CreXus Investment Corporation	3,370	37,913
Education Realty Trust, Inc.	7,429	78,227
Equity Lifestyle Properties, Inc.	1,150	77,430
Excel Trust, Inc.	857	10,541
Hatteras Financial Corporation	2,901	79,110
Hersha Hospitality Trust	11,734	53,624
Kite Realty Group Trust	12,779	69,901
LTC Properties, Inc.	2,324	76,715
MFA Financial, Inc.	9,313	76,087
Mid-America Apartment Communities, Inc.	1,191	77,070
New York Mortgage Trust, Inc.	11,368	77,871
Resource Capital Corporation	605	3,545
Rouse Properties, Inc.	220	3,313
Saul Centers, Inc.	1,121	48,506
Summit Hotel Properties, Inc.	9,290	76,735
Whitestone REIT - Class B	5,783	77,897
Winthrop Realty Trust	964	10,546
		1,256,211
Real Estate Management & Development - 1.0%
Alexander & Baldwin, Inc. (a)	2,743	79,355
Forest City Enterprises, Inc. - Class A (a)	9,940	159,537
Forestar Group, Inc. (a)	3,434	54,978
Kennedy-Wilson Holdings, Inc.	4,919	69,850
Tejon Ranch Company (a)	910	27,246
Zillow, Inc. (a)	2,486	92,877
		483,843
Thrifts & Mortgage Finance - 1.5%
Brookline Bancorp, Inc.	6,668	56,545
Capitol Federal Financial, Inc.	12,879	153,389
Federal Agricultural Mortgage Corporation	9	254
Radian Group, Inc.	16,397	76,902
Rockville Financial, Inc.	3,815	50,701
TFS Financial Corporation (a)	13,970	125,031
United Financial Bancorp, Inc.	611	9,391
ViewPoint Financial Group, Inc.	3,248	67,558
Walker & Dunlop, Inc. (a)	4,003	66,490
Washington Federal, Inc.	9,518	159,712
		765,973

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Health Care - 17.0%
Biotechnology - 2.9%
Affymax, Inc. (a)	9,375	$213,656
Amicus Therapeutics, Inc. (a)	7,448	37,761
Array BioPharma, Inc. (a)	3,190	13,207
Cepheid (a)	1,080	32,735
Cubist Pharmaceuticals, Inc. (a)	1,713	73,488
Dendreon Corporation (a)	31,924	121,311
Emergent BioSolutions, Inc. (a)	5,473	72,736
Exact Sciences Corporation (a)	13,528	127,975
Infinity Pharmaceuticals, Inc. (a)	9,523	213,220
Insmed, Inc. (a)	10,005	63,932
NPS Pharmaceuticals, Inc. (a)	20,604	190,381
SciClone Pharmaceuticals, Inc. (a)	3,554	19,582
Seattle Genetics, Inc. (a)	6,871	172,874
Theravance, Inc. (a)	3,958	89,095
Threshold Pharmaceuticals, Inc. (a)	5,245	21,557
Trius Therapeutics, Inc. (a)	139	762
		1,464,272
Health Care Equipment & Supplies - 3.9%
Abiomed, Inc. (a)	3,707	73,473
Alere, Inc. (a)	9,069	174,125
Analogic Corporation	945	69,609
Anika Therapeutics, Inc. (a)	4,306	48,270
Antares Pharma, Inc. (a)	13,504	51,450
AtriCure, Inc. (a)	1,628	10,452
Cantel Medical Corporation	5,903	153,537
Cardiovascular Systems, Inc. (a)	710	8,293
CryoLife, Inc.	2,788	17,258
Cyberonics, Inc. (a)	979	45,279
Cynosure, Inc. - Class A (a)	3,097	81,575
EnteroMedics, Inc. (a)	830	2,498
Exactech, Inc. (a)	374	6,246
GenMark Diagnostics, Inc. (a)	4,960	42,259
Haemonetics Corporation (a)	1,734	141,668
Hill-Rom Holdings, Inc.	9,810	275,563
Integra LifeSciences Holdings Corporation (a)	4,082	156,136
IRIS International, Inc. (a)	3,935	76,693
Meridian Bioscience, Inc.	1,487	29,368
NuVasive, Inc. (a)	10,512	151,583
Palomar Medical Technologies, Inc. (a)	269	2,321
Spectranetics Corporation (The) (a)	3,751	54,615
STERIS Corporation	1,706	60,751
SurModics, Inc. (a)	3,747	67,371
Thoratec Corporation (a)	2,180	77,826
Tornier N.V. (a)	54	923
West Pharmaceutical Services, Inc.	1,380	74,341
		1,953,483
Health Care Providers & Services - 6.2%
Amedisys, Inc. (a)	5,589	61,703
AMN Healthcare Services, Inc. (a)	7,964	79,003

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Health Care - 17.0% (Continued)
Health Care Providers & Services - 6.2% (Continued)
AmSurg Corporation (a)	3,473	$99,050
Assisted Living Concepts, Inc. - Class A	1,623	12,838
BioScrip, Inc. (a)	8,078	74,398
Brookdale Senior Living, Inc. (a)	3,153	73,969
Capital Senior Living Corporation (a)	4,690	75,415
Centene Corporation (a)	3,905	148,312
Community Health Systems, Inc. (a)	5,599	153,525
Cross Country Healthcare, Inc. (a)	14,642	64,425
Emeritus Corporation (a)	5,105	114,607
Ensign Group, Inc. (The)	3,416	99,611
Five Star Quality Care, Inc. (a)	12,986	68,306
Gentiva Health Services, Inc. (a)	7,745	72,803
Health Management Associates, Inc. - Class A (a)	41,925	306,052
Health Net, Inc. (a)	10,755	231,448
HealthSouth Corporation (a)	6,567	145,328
Healthways, Inc. (a)	7,539	73,354
Kindred Healthcare, Inc. (a)	10,366	101,587
LHC Group, Inc. (a)	3,013	52,788
LifePoint Hospitals, Inc. (a)	91	3,216
Magellan Health Services, Inc. (a)	1,539	77,181
Metropolitan Health Networks, Inc. (a)	17,922	195,887
PharMerica Corporation (a)	2,004	24,489
Providence Service Corporation (The) (a)	7,488	76,378
RadNet, Inc. (a)	368	957
Select Medical Holdings Corporation (a)	19,177	203,084
Sun Healthcare Group, Inc. (a)	2,753	23,290
Team Health Holdings, Inc. (a)	2,828	75,253
U.S. Physical Therapy, Inc.	14	374
Universal American Corporation (a)	12,323	111,400
Vanguard Health Systems, Inc. (a)	6,737	65,214
VCA Antech, Inc. (a)	7,704	150,844
		3,116,089
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	7,582	97,959
MedAssets, Inc. (a)	9,563	169,552
Mediware Information Systems, Inc. (a)	2,848	62,485
Merge Healthcare, Inc. (a)	4,587	15,642
Omnicell, Inc. (a)	5,731	83,558
		429,196
Life Sciences Tools & Services - 1.3%
BioDelivery Sciences International, Inc. (a)	2,568	13,123
Bruker Corporation (a)	9,956	120,368
Cambrex Corporation (a)	12,988	156,895
Charles River Laboratories International, Inc. (a)	4,442	165,775
Sequenom, Inc. (a)	33,952	105,591
Techne Corporation	1,089	73,355
		635,107
Pharmaceuticals - 1.8%
Endocyte, Inc. (a)	8,739	83,632

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Health Care - 17.0% (Continued)
Pharmaceuticals - 1.8% (Continued)
Jazz Pharmaceuticals plc (a)	3,176	$170,647
Medicis Pharmaceutical Corporation - Class A	4,985	216,399
Obagi Medical Products, Inc. (a)	1,150	14,180
Omeros Corporation (a)	76	714
Questcor Pharmaceuticals, Inc.	5,732	146,051
Salix Pharmaceuticals Ltd. (a)	3,734	145,775
Santarus, Inc. (a)	8,052	73,515
Sucampo Pharmaceuticals, Inc. (a)	9,796	48,882
Zogenix, Inc. (a)	2,525	6,161
		905,956
Industrials - 15.1%
Aerospace & Defense - 2.5%
AAR Corporation	11,194	168,917
API Technologies Corporation (a)	5,188	13,696
Ceradyne, Inc.	4,362	152,496
Cubic Corporation	1,834	89,499
Engility Holdings, Inc. (a)	4,430	84,170
Esterline Technologies Corporation (a)	1,295	74,838
Exelis, Inc.	28,676	317,157
GeoEye, Inc. (a)	5,792	181,695
Hexcel Corporation (a)	5,769	147,456
Sparton Corporation (a)	113	1,525
		1,231,449
Air Freight & Logistics - 0.2%
Park-Ohio Holdings Corporation (a)	1,796	39,728
UTi Worldwide, Inc.	2,696	37,447
		77,175
Airlines - 0.9%
Alaska Air Group, Inc. (a)	6,190	236,706
Hawaiian Holdings, Inc. (a)	17,050	101,106
Republic Airways Holdings, Inc. (a)	3,706	17,307
SkyWest, Inc.	8,509	93,174
		448,293
Building Products - 0.1%
Apogee Enterprises, Inc.	645	13,138
Patrick Industries, Inc. (a)	1,798	31,771
		44,909
Commercial Services & Supplies - 2.7%
ACCO Brands Corporation (a)	13,757	99,601
Brink's Company (The)	5,901	155,255
Casella Waste Systems, Inc. (a)	16,502	75,579
Cenveo, Inc. (a)	5,784	11,626
Clean Harbors, Inc. (a)	2,710	158,128
CompX International, Inc.	22	309
Consolidated Graphics, Inc. (a)	1,632	48,160
Encore Capital Group, Inc. (a)	415	12,035
EnergySolutions, Inc. (a)	20,779	59,428
G&K Services, Inc.	2,135	68,854

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Industrials - 15.1% (Continued)
Commercial Services & Supplies - 2.7% (Continued)
Heritage-Crystal Clean, Inc. (a)	910	$16,107
KAR Auction Services, Inc. (a)	293	5,860
Kimball International, Inc. - Class B	7,889	94,195
Quad/Graphics, Inc.	1,544	28,302
R.R. Donnelley & Sons Company	11,467	114,899
Steelcase, Inc. - Class A	23,338	233,613
TMS International Corporation - Class A (a)	197	2,065
United Stationers, Inc.	5,106	148,176
Viad Corp	1,409	29,885
		1,362,077
Construction & Engineering - 1.2%
AECOM Technology Corporation (a)	6,661	143,012
Argan, Inc.	4,395	78,187
Dycom Industries, Inc. (a)	5,589	79,587
MYR Group, Inc. (a)	4,413	93,467
Shaw Group, Inc. (The) (a)	5,185	227,051
		621,304
Electrical Equipment - 0.8%
American Superconductor Corporation (a)	5,250	18,847
AZZ, Inc.	1,346	53,086
Babcock & Wilcox Company (The) (a)	1,971	50,793
Encore Wire Corporation	772	23,824
Franklin Electric Company, Inc.	996	57,708
Fushi Copperweld, Inc. (a)	8,379	77,925
Generac Holdings, Inc.	2,916	99,144
Regal-Beloit Corporation	151	9,842
		391,169
Machinery - 2.5%
Alamo Group, Inc.	320	10,720
Albany International Corporation - Class A	1,338	29,396
Altra Holdings, Inc.	3,323	59,881
Ampco-Pittsburgh Corporation	45	795
CIRCOR International, Inc.	764	26,350
Crane Company	3,081	129,340
Douglas Dynamics, Inc.	494	7,504
Graco, Inc.	1,553	74,637
Harsco Corporation	3,672	73,403
John Bean Technologies Corporation	5,930	91,441
Lindsay Corporation	500	38,185
Meritor, Inc. (a)	18,569	82,075
Mueller Industries, Inc.	1,534	67,189
Mueller Water Products, Inc. - Class A	100	521
Navistar International Corporation (a)	8,049	150,919
Oshkosh Corporation (a)	3,696	110,806
RBC Bearings, Inc. (a)	1,822	90,481
Sauer-Danfoss, Inc.	1,921	76,955
Twin Disc, Inc.	2,113	32,033

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Industrials - 15.1% (Continued)
Machinery - 2.5% (Continued)
Watts Water Technologies, Inc. - Class A	1,875	$75,431
		1,228,062
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)	17,458	53,072

Professional Services - 1.6%
Advisory Board Company (The) (a)	1,254	59,565
Barrett Business Services, Inc.	2,080	62,047
CBIZ, Inc. (a)	2,498	13,789
CDI Corporation	194	3,335
FTI Consulting, Inc. (a)	4,754	123,414
GP Strategies Corporation (a)	228	4,389
ICF International, Inc. (a)	2,876	52,775
Insperity, Inc.	747	19,504
Mistras Group, Inc. (a)	3,403	75,172
Navigant Consulting, Inc. (a)	6,957	72,283
Odyssey Marine Exploration, Inc. (a)	8,634	24,952
On Assignment, Inc. (a)	8,437	160,978
Resources Connection, Inc.	3,939	48,607
RPX Corporation (a)	7,681	80,881
		801,691
Road & Rail - 1.2%
Arkansas Best Corporation	4,269	34,365
Celadon Group, Inc.	4,557	77,925
Knight Transportation, Inc.	10,204	154,284
Landstar System, Inc.	1,567	79,369
Roadrunner Transportation Systems, Inc. (a)	8,742	152,373
Saia, Inc. (a)	2,115	47,799
Swift Transportation Company (a)	8,122	79,190
		625,305
Trading Companies & Distributors - 1.3%
Air Lease Corporation (a)	2,450	51,009
Aircastle Ltd.	4,907	54,615
CAI International, Inc. (a)	1,056	23,401
GATX Corporation	3,595	149,049
H&E Equipment Services, Inc.	11,684	177,831
Rush Enterprises, Inc. (a)	1,903	36,157
SeaCube Container Leasing Ltd.	731	13,538
TAL International Group, Inc.	1,337	45,645
Textainer Group Holdings Ltd.	1,307	39,471
WESCO International, Inc. (a)	1,266	82,138
		672,854
Information Technology - 18.5%
Communications Equipment - 3.0%
Aruba Networks, Inc. (a)	8,009	145,524
Bel Fuse, Inc. - Class B	37	613
Black Box Corporation	925	20,276
Brocade Communications Systems, Inc. (a)	53,775	285,007

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Information Technology - 18.5% (Continued)
Communications Equipment - 3.0% (Continued)
CalAmp Corporation (a)	143	$1,270
Comtech Telecommunications Corporation	2,719	68,437
EchoStar Corporation - Class A (a)	9,376	297,782
Globecomm Systems, Inc. (a)	179	1,942
Harmonic, Inc. (a)	8,077	35,054
Infinera Corporation (a)	3,642	17,919
InterDigital, Inc.	3,850	146,646
Ixia (a)	3,220	45,112
JDS Uniphase Corporation (a)	7,092	68,721
Oplink Communications, Inc. (a)	3,282	48,771
Palo Alto Networks, Inc. (a)	1,666	91,597
ParkerVision, Inc. (a)	10,072	15,712
PCTEL, Inc.	552	3,599
ShoreTel, Inc. (a)	13,461	59,632
Sonus Networks, Inc. (a)	1,235	2,297
Sycamore Networks, Inc.	12,437	71,886
Symmetricom, Inc. (a)	3,181	19,563
Tellabs, Inc.	20,476	59,790
TESSCO Technologies, Inc.	20	416
		1,507,566
Computers & Peripherals - 0.4%
Avid Technology, Inc. (a)	1,669	9,797
Cray, Inc. (a)	3,180	38,573
Diebold, Inc.	2,674	79,552
Electronics For Imaging, Inc. (a)	4,409	76,540
Silicon Graphics International Corporation (a)	1,303	10,059
		214,521
Electronic Equipment, Instruments & Components - 3.8%
Agilysys, Inc. (a)	4,769	38,963
Anixter International, Inc.	2,945	172,636
AVX Corporation	17,119	168,451
Badger Meter, Inc.	1,421	60,876
Benchmark Electronics, Inc. (a)	9,039	133,958
Cognex Corporation	1,816	66,211
Coherent, Inc. (a)	1,627	74,272
CTS Corporation	1,914	15,848
Daktronics, Inc.	6,778	59,443
DTS, Inc. (a)	43	902
Electro Scientific Industries, Inc.	3,289	35,126
FLIR Systems, Inc.	3,907	75,913
Insight Enterprises, Inc. (a)	3,040	49,157
KEMET Corporation (a)	7,940	36,048
Maxwell Technologies, Inc. (a)	2,246	14,621
Mercury Computer Systems, Inc. (a)	2,998	24,569
Mesa Laboratories, Inc.	30	1,463
MTS Systems Corporation	1,949	98,249
National Instruments Corporation	5,929	139,687
OSI Systems, Inc. (a)	896	71,008
PC Connection, Inc.	1,749	17,997

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Information Technology - 18.5% (Continued)
Electronic Equipment, Instruments & Components - 3.8% (Continued)
Power-One, Inc. (a)	49,904	$201,113
Sanmina-SCI Corporation (a)	7,294	64,844
SYNNEX Corporation (a)	1,981	64,165
Universal Display Corporation (a)	2,432	79,721
Vishay Intertechnology, Inc. (a)	17,045	141,133
		1,906,374
Internet Software & Services - 2.3%
Ancestry.com, Inc. (a)	2,527	79,828
Blucora, Inc. (a)	4,237	74,359
Carbonite, Inc. (a)	783	6,053
comScore, Inc. (a)	1,044	14,793
CoStar Group, Inc. (a)	1,775	147,148
Dice Holdings, Inc. (a)	20,403	180,159
Digital River, Inc. (a)	4,068	58,335
EarthLink, Inc.	6,227	39,479
Envestnet, Inc. (a)	3,495	48,860
IntraLinks Holdings, Inc. (a)	8,234	46,028
iPass, Inc. (a)	8,339	16,178
Liquidity Services, Inc. (a)	5,767	237,773
Monster Worldwide, Inc. (a)	10,805	67,207
SciQuest, Inc. (a)	265	4,023
ValueClick, Inc. (a)	4,613	76,899
Web.com Group, Inc. (a)	4,008	63,246
		1,160,368
IT Services - 2.7%
Acxiom Corporation (a)	8,215	149,924
Booz Allen Hamilton Holding Corporation	8,238	110,224
Broadridge Financial Solutions, Inc.	3,584	82,253
CoreLogic, Inc. (a)	5,051	120,214
CSG Systems International, Inc. (a)	1,323	27,267
DST Systems, Inc.	2,857	162,963
Euronet Worldwide, Inc. (a)	3,283	66,612
Global Cash Access Holdings, Inc. (a)	9,953	70,169
Hackett Group, Inc. (The) (a)	5,843	22,729
iGATE Corporation (a)	1,622	26,033
Jack Henry & Associates, Inc.	1,234	46,892
Lender Processing Services, Inc.	9,523	229,600
Lionbridge Technologies, Inc. (a)	7,085	22,459
Mantech International Corporation - Class A	1,024	23,521
MAXIMUS, Inc.	1,325	73,114
MoneyGram International, Inc. (a)	5,675	88,190
TNS, Inc. (a)	1,345	19,260
		1,341,424
Office Electronics - 0.2%
Zebra Technologies Corporation - Class A (a)	2,540	91,262

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Energy Industries, Inc. (a)	7,048	83,237

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Information Technology - 18.5% (Continued)
Semiconductors & Semiconductor Equipment - 3.9% (Continued)
Alpha & Omega Semiconductor Ltd. (a)	757	$6,450
Amkor Technology, Inc. (a)	7,588	32,780
Applied Micro Circuits Corporation (a)	5,604	32,503
Cirrus Logic, Inc. (a)	3,997	162,998
Cymer, Inc. (a)	2,686	214,047
Cypress Semiconductor Corporation (a)	5,056	50,105
Entropic Communications, Inc. (a)	13,483	64,853
Fairchild Semiconductor International, Inc. (a)	1,148	13,501
FormFactor, Inc. (a)	13,690	62,427
Integrated Silicon Solution, Inc. (a)	777	6,643
International Rectifier Corporation (a)	8,731	135,243
Intersil Corporation - Class A	16,988	119,765
Mattson Technology, Inc. (a)	29,969	26,897
MaxLinear, Inc. - Class A (a)	2,951	16,762
MEMC Electronic Materials, Inc. (a)	56,391	142,105
MIPS Technologies, Inc. (a)	15,326	107,282
PDF Solutions, Inc. (a)	2,885	38,197
PLX Technology, Inc. (a)	218	944
PMC-Sierra, Inc. (a)	28,195	132,235
Rambus, Inc. (a)	12,422	60,119
Silicon Image, Inc. (a)	17,129	75,368
Teradyne, Inc. (a)	10,345	151,244
TriQuint Semiconductor, Inc. (a)	11,442	53,777
Ultratech, Inc. (a)	3,809	117,736
Volterra Semiconductor Corporation (a)	718	13,046
		1,920,264
Software - 2.2%
Accelrys, Inc. (a)	354	3,168
Actuate Corporation (a)	14,772	78,735
AsiaInfo-Linkage, Inc. (a)	3,581	35,810
Bottomline Technologies, Inc. (a)	4,108	96,127
CommVault Systems, Inc. (a)	3,092	192,848
Compuware Corporation (a)	195	1,689
ePlus, inc. (a)	1,527	54,621
Kenexa Corporation (a)	2,136	98,171
Mentor Graphics Corporation (a)	831	12,897
NetScout Systems, Inc. (a)	3,977	98,351
Pervasive Software, Inc. (a)	1,166	10,004
Progress Software Corporation (a)	4,223	83,278
RealD, Inc. (a)	3,386	31,659
RealPage, Inc. (a)	339	7,400
Rovi Corporation (a)	5,267	71,262
Tangoe, Inc. (a)	2,917	37,688
TeleCommunication Systems, Inc. (a)	2,149	4,556
TeleNav, Inc. (a)	1,532	10,799
Tyler Technologies, Inc. (a)	3,064	146,490
VASCO Data Security International, Inc. (a)	2,475	17,523
Websense, Inc. (a)	1,954	25,832
		1,118,908

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Materials - 6.5%
Chemicals - 2.6%
ADA-ES, Inc. (a)	300	$5,847
American Vanguard Corporation	5,911	211,200
Arabian American Development Company (a)	2,341	19,992
Balchem Corporation	1,784	62,137
Cabot Corporation	3,796	135,745
Flotek Industries, Inc. (a)	5,379	59,761
FutureFuel Corporation	4,229	49,860
Innospec, Inc. (a)	2,306	74,668
Landec Corporation (a)	3,962	42,869
LSB Industries, Inc. (a)	3,726	150,046
OM Group, Inc. (a)	8,158	165,036
OMNOVA Solutions, Inc. (a)	9,832	77,083
Quaker Chemical Corporation	574	30,416
Scotts Miracle-Gro Company (The) - Class A	3,624	155,144
Sensient Technologies Corporation	1,703	61,955
TPC Group, Inc. (a)	66	2,969
Tredegar Corporation	721	12,235
		1,316,963
Containers & Packaging - 1.7%
AEP Industries, Inc. (a)	1,198	76,588
Boise, Inc.	8,564	71,852
Graphic Packaging Holding Company (a)	10,047	59,478
Greif, Inc. - Class A	5,413	227,130
Silgan Holdings, Inc.	9,269	401,440
		836,488
Metals & Mining - 1.7%
AK Steel Holding Corporation	3,287	16,566
Commercial Metals Company	10,616	146,076
General Moly, Inc. (a)	2,706	10,012
Gold Reserve, Inc. (a)	8,917	28,891
Golden Star Resources Ltd. (a)	737	1,474
Kaiser Aluminum Corporation	2,513	152,238
Materion Corporation	2,540	53,213
Metals USA Holdings Corporation (a)	12,910	188,228
Midway Gold Corporation (a)	6,621	11,256
Noranda Aluminum Holding Corporation	11,073	67,877
Paramount Gold and Silver Corporation (a)	5,500	14,630
RTI International Metals, Inc. (a)	6,085	138,677
Tahoe Resources, Inc. (a)	80	1,635
Universal Stainless & Alloy Products, Inc. (a)	837	28,793
		859,566
Paper & Forest Products - 0.5%
Clearwater Paper Corporation (a)	1,929	76,273
Domtar Corporation	934	74,487
KapStone Paper and Packaging Corporation (a)	1,734	38,096
P.H. Glatfelter Company	2,261	40,268
Resolute Forest Products, Inc. (a)	271	3,306
		232,430

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.6%
Atlantic Tele-Network, Inc.	677	$28,055
Cbeyond, Inc. (a)	1,277	9,782
Fairpoint Communications, Inc. (a)	300	2,202
Frontier Communications Corporation	21,459	101,286
IDT Corporation - Class B	1,906	19,289
inContact, Inc. (a)	5,892	33,938
MagicJack VocalTec Ltd. (a)	3,963	80,647
Neutral Tandem, Inc.	9,744	45,017
Otelco, Inc.	2,662	5,138
Vonage Holdings Corporation (a)	1,460	3,314
		328,668
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	1,660	12,151
Telephone and Data Systems, Inc.	2,963	73,690
		85,841
Utilities - 0.5%
Electric Utilities - 0.2%
El Paso Electric Company	2,845	96,701

Gas Utilities - 0.0% (b)
Southwest Gas Corporation	98	4,260

Independent Power Producers & Energy Traders - 0.0% (b)
Genie Energy Ltd. - Class B	109	764

Multi-Utilities - 0.2%
Vectren Corporation	2,591	76,616

Water Utilities - 0.1%
Artesian Resources Corporation - Class A	326	7,501
York Water Company (The)	2,793	48,515
		56,016

Total Common Stocks (Cost $48,530,541)		$49,781,007

OTHER INVESTMENTS - 0.0% (b)	Shares	Value
Firsthand Technology Value Fund, Inc. (a) (Cost $3,201)	183	$3,283

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.0%	Shares	Value
UMB Money Market Fiduciary, 0.01% (c) (Cost $1,509,137)	1,509,137	$1,509,137

Total Investments at Value - 102.4% (Cost $50,042,879)		$51,293,427

Liabilities in Excess of Other Assets - (2.4%)		(1,220,595)

Net Assets - 100.0%		$50,072,832

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of October 31, 2012.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
October 31, 2012

U.S. TREASURY OBLIGATIONS(a) - 21.4%	Par Value	Value
U.S. Treasury Bills,
0.11%, due 1/24/2013	$1,950,000	$1,949,567
0.11%, due 2/7/2013	3,500,000	3,498,929
0.11%, due 2/21/2013	1,950,000	1,949,288
0.12%, due 2/28/2013	5,500,000	5,497,729
0.125%, due 3/14/2013	3,500,000	3,498,320
0.135%, due 4/4/2013	4,000,000	3,997,692
0.13%, due 4/18/2013	3,903,000	3,900,451
Total U.S. Treasury Obligations (Cost $24,292,328)		$24,291,976

MONEY MARKET FUNDS - 62.4%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.17% (b)	11,513,100	$11,513,100
Fidelity Institutional Money Market Portfolio - Class I, 0.16% (b)	32,289,504	32,289,504
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.16% (b)	11,513,243	11,513,243
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.16% (b)	2,000,673	2,000,673
PIMCO Money Market Fund - Institutional Class, 0.01% (b)	2,000,684	2,000,684
Vanguard Prime Money Market Fund - Investor Shares, 0.04% (b)	11,511,577	11,511,577
Total Money Market Funds (Cost $70,828,781)		$70,828,781

Total Investments at Value - 83.8% (Cost $95,121,109)		$95,120,757

Other Assets in Excess of Liabilities - 16.2%		18,420,192	(c)

Net Assets - 100.0%		$113,540,949

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of October 31, 2012.
(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
October 31, 2012

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Class III Milk Future	12/04/2012	6	$252,840	$2,810
Cocoa Future	12/13/2012	29	692,520	(17,373)
Corn Future	12/14/2012	63	2,380,613	(9,526)
Crude Oil Future	11/15/2012	35	3,797,500	(116,505)
Frozen Concentrate Orange Juice Future	01/10/2013	55	878,625	(49,865)
Gas Oil Future	11/12/2012	20	1,908,000	(38,623)
Gas Oil Future	12/12/2012	20	1,892,000	(17,900)
Gold Future	12/27/2012	27	4,647,240	170,159
Heating Oil Future	11/30/2012	7	898,670	(6,482)
Platinum Future	01/29/2013	5	393,025	(16,838)
Silver Future	12/27/2012	2	322,800	(11,382)
Soybean Future	01/14/2013	62	4,801,125	(13,335)
Soybean Meal Future	12/14/2012	168	8,100,960	(186,765)
Soybean Oil Future	12/14/2012	46	1,384,416	(55,146)
Sugar #11 Future	02/28/2013	148	3,225,689	(141,946)
Wheat Future	12/14/2012	23	994,175	(9,493)
Total Commodity Futures			36,570,198	(518,210)

CURRENCY FUTURES
Australian Dollar Future	12/17/2012	102	10,543,740	16,538
Canadian Dollar Future	12/18/2012	2	200,000	370
Mexican Peso Future	12/17/2012	316	12,008,000	(103,565)
Total Currency Futures			22,751,740	(86,657)

Total Futures Contracts			$59,321,938	$(604,867)

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
October 31, 2012

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Coffee Future	12/18/2012	18	$1,043,888	$52,368
Copper Future	12/27/2012	1	88,050	745
Cotton No. 2 Future	12/06/2012	22	770,770	23,587
Crude Oil Future	11/16/2012	45	3,875,400	228,695
Feeder Cattle Future	11/15/2012	75	5,481,562	34,755
Lean Hogs Future	12/14/2012	128	4,008,960	16,710
Live Cattle Future	12/31/2012	66	3,321,780	3,348
Lumber Future	01/15/2013	208	7,577,856	(592,543)
Natural Gas Future	11/28/2012	222	8,196,240	368,160
Oats Future	12/14/2012	53	1,030,850	(341)
Palladium Future	12/27/2012	15	910,575	59,814
Total Commodity Futures			36,305,931	195,298

CURRENCY FUTURES
British Pound Future	12/17/2012	43	4,336,013	(12,649)
Euro FX Future	12/17/2012	39	6,319,950	(18,057)
Japanese Yen Future	12/17/2012	31	4,856,538	69,455
Swiss Franc Future	12/17/2012	55	7,385,813	(31,233)
Total Currency Futures			22,898,314	7,516

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	11/20/2012	262	4,873,200	(160,739)
CBOE Volatility Index (VIX) Future	12/18/2012	323	6,250,050	(525,215)
E-Mini S&P 500 Future	12/21/2012	651	45,732,750	1,331,473
Total Financial Futures			56,856,000	645,519

Total Futures Contracts Sold Short			$116,060,245	$848,333

See accompanying notes to financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED SCHEDULES OF INVESTMENTS

To the Shareholders and Board of Trustees of
TFS Capital Investment Trust

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of TFS Capital Investment Trust, comprised of TFS Market Neutral Fund, TFS Small Cap Fund, and TFS Hedged Futures Fund (the "Funds"), as of October 31, 2012, and for the year then ended and have issued our report thereon dated December 21, 2012 (which report expressed an unqualified opinion) which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audits also included the Funds’ detailed schedules of investments (the "Schedules") as of October 31, 2012 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion based on our audits. In our opinion, the Schedules referred to above, when considered in relation to the basic financial statements taken as a whole of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

McLean, Virginia
December 21, 2012

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TFS Capital Investment Trust

By (Signature and Title)*		/s/ Larry S, Eiben
Larry S. Eiben, President

Date	January 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	January 7, 2013

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	January 7, 2013

* Print the name and title of each signing officer under his or her signature.